UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1:	Report(s) to Shareholders.

Annual Report  |  October 31, 2019
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 12 Months Ended October 31, 2019
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	14.30%
S&P 500® Index	14.33%
Fund Category: Morningstar Large Blend[1]	12.66%
Performance Details	pages 7-9

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	14.20%
Schwab 1000 Index®	14.25%
Russell 1000® Index	14.15%
Fund Category: Morningstar Large Blend[1]	12.66%
Performance Details	pages 10-12

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	4.95%
Russell 2000® Index	4.90%
Fund Category: Morningstar Small Blend[1]	4.42%
Performance Details	pages 13-15

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	13.37%
Dow Jones U.S. Total Stock Market IndexSM	13.39%
Fund Category: Morningstar Large Blend[1]	12.66%
Performance Details	pages 16-18
Total Return for the 12 Months Ended October 31, 2019
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	17.04%
Russell 1000® Growth Index	17.10%
Fund Category: Morningstar Large Growth[1]	14.51%
Performance Details	pages 19-21

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	11.08%
Russell 1000® Value Index	11.21%
Fund Category: Morningstar Large Value[1]	9.63%
Performance Details	pages 22-24

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	13.61%
Russell Midcap® Index	13.72%
Fund Category: Morningstar Mid-Cap Blend[1]	9.59%
Performance Details	pages 25-27

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	11.27%
MSCI EAFE® Index (Net)[3]	11.04%
Fund Category: Morningstar Foreign Large Blend[1]	10.26%
Performance Details	pages 28-30

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
At the crux of every investment decision, one consideration that may be top of mind is your risk tolerance. It may seem like a straightforward consideration, but it’s often not. Most of us are risk-averse by nature and as investors, the fear of a significant market decline is ever-present in our minds. This can sometimes lead us to make decisions that may get in the way of the performance of our investments. Our feelings about risk are also fluid, impacted by changes in market conditions and our progress toward our financial goals. For example, some investors may have been prompted to rethink their risk appetite as a result of the latest bout of market volatility.
At Charles Schwab Investment Management, we provide a range of foundational products that are designed to suit a variety of risk appetites and help investors remain focused on their long-term investment plans despite market volatility. The Schwab Equity Index Funds play a role in this. The funds provide access to broad segments of the equities markets with different risk and return profiles, including small-cap, mid-cap, and large-cap stocks, those oriented toward value or growth, and equities from both U.S. and international markets.
In addition, the Schwab Equity Index Funds can help investors achieve their financial goals by keeping investing costs down. The funds have among the lowest expenses in the industry, along with no investment minimums. As one of the largest providers of index mutual funds, one of our goals is to keep your investing costs down.
When it comes to investing, it’s important to have a long-term investing plan and a portfolio based on your individual goals and risk tolerance. It can at times be tough to maintain that discipline in the face of day-to-day uncertainty. We aim to offer products with clear objectives, straightforward pricing, and a consistent approach to investing to help simplify investing decisions, so investors can focus on their long-term goals without unnecessary complexity.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ The funds have among the lowest expenses in the industry, along with no investment minimums.”
Management views may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
The Investment Environment

For the 12-month reporting period ended October 31, 2019, both U.S. and international equity markets generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes despite low inflation. By late December, major market indices had fallen to near-bear market territory. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks, particularly in the U.S., staged a strong recovery in the first four months of 2019, which generally continued through the end of the reporting period despite several setbacks. Over the period, the U.S. dollar strengthened slightly against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 14.33% and the Russell 2000® Index, a measure of U.S. small-cap stocks, returned 4.90%. Despite headwinds, markets outside the U.S. also rose, particularly toward the end of the reporting period with the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returning 11.04%.
Economic growth around the globe was uneven over the reporting period, largely as a result of manufacturing weakness in developed international markets. Despite escalating trade tensions with China, the U.S. maintained its steady growth in its tenth year of expansion, although at a declining pace. In the last two months of 2018, economies around the globe showed increasing signs of weakness, but many regained economic momentum in the first six months of 2019, demonstrating resilient growth despite lingering uncertainties on various fronts. As the year progressed, signs of slowing growth increased amid a weakening global economy, waning manufacturing activity, and the ongoing U.S.-China trade war. However, toward the end of the period, prospects of a partial trade resolution relieved some of the pressure. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the third quarter of 2019, up slightly from 2.0% in the second quarter, but down from 3.1% in the first quarter of 2019. Unemployment declined in September 2019 to a 50-year low. While consumer confidence edged lower in October to hit a four-month low, it remained a stable source of GDP growth in the U.S. Inflation remained benign.
Asset Class Performance Comparison % returns during the 12 months ended October 31, 2019

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
The Investment Environment (continued)

Outside the U.S., conditions continued to soften, dampened by trade issues, slowing economic output, and geopolitical concerns. Oil prices, which had fallen steeply in the fourth quarter of 2018, recovered through the first four months of 2019, as major exporters sought to curb supply and central banks took steps to ease growth-related fears, before dipping in May when trade concerns escalated. Oil prices remained volatile through period end. In the eurozone, growth slowed in the second and third quarters of 2019, down slightly from the first quarter. Growth was subdued by tepid wage growth and constrained consumer spending. The United Kingdom’s economy contracted in the second quarter of 2019 amid growing Brexit-related economic and political uncertainty that dampened industrial output, construction, and services sectors. Japan’s economy, however, experienced growth in recent quarters after contracting sharply in the third quarter of 2018.
In response to the economic environment and flat or inverted yield curves around the world, to bolster growth, and to ensure stability given ongoing trade tensions, a number of central banks reduced their policy rates, including the U.S., while others maintained their generally low—and for some international central banks, negative—interest rates. In the U.S., after raising interest rates four times in 2018, the Fed held rates unchanged through the first half of 2019. But amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. Following the October interest rate cut, the Fed signaled that subsequent interest rate cuts would be put on hold provided the economy continues to expand moderately and the labor market remains strong. The federal funds rate ended the reporting period in a range of 1.50% to 1.75%. Outside the U.S., the European Central Bank held interest rates steady and launched an asset-purchase program to help stimulate the economy. The Bank of Japan maintained its short-term interest rate target of –0.1% throughout the period. Despite growing Brexit-related division, the Bank of England maintained its key official bank rate at 0.75% throughout the period, where it has remained since August 2018.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. He joined CSIM in 2008 and became a Portfolio Manager in 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operations specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund as of October 31, 2019

The Schwab S&P 500 Index Fund’s (the fund) goal is to track the total return of the S&P 500® Index (the index), which includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its goal, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended October 31, 2019, U.S. large-cap stocks generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines, driven by concerns about slowing international growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes despite low inflation. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks, particularly in the U.S., staged a strong recovery in the first four months of 2019, which generally continued through the end of the reporting period. After raising interest rates four times in 2018, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. From a sector standpoint within the index, the real estate and utilities sectors outperformed over the 12-month reporting period, while the energy and health care sectors underperformed by comparison.
Performance. The fund returned 14.30% for the 12-month reporting period ended October 31, 2019, compared with the index, which returned 14.33%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the only detractor from the return of the fund. The energy sector represented an average weight of approximately 5% of the fund’s investments and returned approximately -11% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -11% for the reporting period.
While there were no additional sectors that detracted from performance over the reporting period, the materials sector was the smallest contributor to the return of the fund. The fund’s holdings in the materials sector represented an average weight of approximately 3% of the fund’s investments and returned approximately 13% for the reporting period.
The fund’s holdings in the information technology sector were the largest contributors to the return of the fund. Information technology stocks represented an average weight of approximately 21% of the fund’s investments and returned approximately 23% for the reporting period. The fund’s holdings of Microsoft Corp. are one example from this sector, returning approximately 36% for the reporting period.
Stocks in the consumer discretionary sector also contributed to overall fund performance. Consumer discretionary stocks represented an average weight of approximately 10% of the fund’s investments and returned approximately 16% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of October 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2009 – October 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	14.30%	10.70%	13.61%
S&P 500® Index	14.33%	10.78%	13.70%
Fund Category: Morningstar Large Blend[2]	12.66%	8.94%	12.22%
Fund Expense Ratio[3]: 0.02%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of October 31, 2019 (continued)

Statistics1
Number of Holdings	507
Weighted Average Market Cap (millions)	$262,960
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate	3%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund as of October 31, 2019

The Schwab 1000 Index Fund’s (the fund) goal is to match the total return of the Schwab 1000 Index® (the index), which includes the stocks of the largest 1,000 publicly traded companies in the U.S., with size being determined by market capitalization (total market value of all shares outstanding). To pursue its goal, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended October 31, 2019, U.S. large-cap stocks generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines, driven by concerns about slowing international growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes despite low inflation. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks, particularly in the U.S., staged a strong recovery in the first four months of 2019, which generally continued through the end of the reporting period. After raising interest rates four times in 2018, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. From a sector standpoint within the index, the real estate and utilities sectors outperformed over the 12-month reporting period, while the energy and health care sectors underperformed by comparison.
Performance. The fund returned 14.20% for the 12-month reporting period ended October 31, 2019, compared with the index, which returned 14.25%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the only detractor from the return of the fund. The energy sector represented an average weight of approximately 5% of the fund’s investments and returned approximately -12% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -11% for the reporting period.
While there were no additional sectors that detracted from performance over the reporting period, the materials sector was the smallest contributor to the return of the fund. The fund’s holdings in the materials sector represented an average weight of approximately 3% of the fund’s investments and returned approximately 12% for the reporting period.
The fund’s holdings in the information technology sector were the largest contributors to the return of the fund. Information technology stocks represented an average weight of approximately 21% of the fund’s investments and returned approximately 23% for the reporting period. The fund’s holdings of Microsoft Corp. are one example from this sector, returning approximately 36% for the reporting period.
Stocks in the financials sector were another contributor to overall fund performance. Financials stocks represented an average weight of approximately 13% of the fund’s investments and returned approximately 12% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of October 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2009 – October 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	14.20%	10.38%	13.43%
Schwab 1000 Index®	14.25%	10.52%	13.67%
Russell 1000® Index	14.15%	10.55%	13.72%
Fund Category: Morningstar Large Blend[2]	12.66%	8.94%	12.22%
Fund Expense Ratio[3]: 0.05%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of October 31, 2019 (continued)

Statistics1
Number of Holdings	988 [2]
Weighted Average Market Cap (millions)	$236,490
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	3.2
Portfolio Turnover Rate	5%
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold less than 1,000 securities.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund as of October 31, 2019

The Schwab Small-Cap Index Fund’s (the fund) goal is to track the performance of a benchmark index that measures the total return of small-capitalization U.S. stocks. To pursue its investment objective, the fund generally invests in stocks that are included in the Russell 2000® Index (the index). To pursue its goal, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended October 31, 2019, U.S. small-cap stocks generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines, driven by concerns about slowing international growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes despite low inflation. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks, particularly in the U.S., staged a strong recovery in the first four months of 2019, which generally continued through the end of the reporting period. After raising interest rates four times in 2018, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. From a sector standpoint within the index, the utilities and information technology sectors outperformed over the 12-month reporting period, while the energy and communications services sectors underperformed by comparison.
Performance. The fund returned 4.95% for the 12-month reporting period ended October 31, 2019, compared with the index, which returned 4.90%.
Contributors and Detractors. The fund’s holdings in the information technology sector were the largest contributors to the returns of the fund. Information technology stocks represented an average weight of approximately 14% of the fund’s investments and returned approximately 23%. The fund’s holdings of Coupa Software, Inc. are one example of this sector, returning approximately 95% for the reporting period.
Stocks in the industrials sector also contributed to overall fund performance. Industrials stocks represented an average weight of approximately 15% of the fund’s investments and returned approximately 12% for the reporting period.
Over the reporting period, the energy sector was the largest detractor from the return of the fund. Energy stocks represented an average weight of approximately 4% of the fund’s investments and returned approximately -43% for the reporting period. One example from this sector is Oasis Petroleum, Inc. The fund’s holdings of Oasis Petroleum, Inc. returned approximately -74% over the reporting period.
The health care sector also detracted from the return of the fund. Health care stocks represented an average weight of approximately 16% of the fund’s investments and returned approximately -4% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of October 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2009 – October 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	4.95%	7.41%	12.56%
Russell 2000® Index	4.90%	7.37%	12.27%
Small-Cap Spliced Index	4.90%	7.37%	12.55%
Fund Category: Morningstar Small Blend[2]	4.42%	6.20%	11.55%
Fund Expense Ratio[3]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of October 31, 2019 (continued)

Statistics1
Number of Holdings	2,000
Weighted Average Market Cap (millions)	$2,321
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	14%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund as of October 31, 2019

The Schwab Total Stock Market Index Fund’s (the fund) goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM (the index), which includes the stocks of all publicly traded companies headquartered in the U.S. for which pricing information is readily available. To pursue its investment objective, the fund uses a sampling investment approach that involves investing in a representative sample of stocks with similar risk and return characteristics as the index, and maintains a tight allocation across all sectors, market capitalizations, and valuation measures compared with the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended October 31, 2019, the U.S. equity market generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines, driven by concerns about slowing international growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes despite low inflation. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks, particularly in the U.S., staged a strong recovery in the first four months of 2019, which generally continued through the end of the reporting period. After raising interest rates four times in 2018, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. From a sector standpoint within the index, the real estate and utilities sectors outperformed over the 12-month reporting period, while the energy and health care sectors underperformed by comparison.
Performance. The fund returned 13.37% for the 12-month reporting period ended October 31, 2019, compared with the index, which returned 13.39%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the only detractor from the return of the fund. The energy sector represented an average weight of approximately 5% of the fund’s investments and returned approximately -15% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -11% for the reporting period.
While there were no additional sectors that detracted from performance over the reporting period, the materials sector was the smallest contributor to the return of the fund. The fund’s holdings in the materials sector represented an average weight of approximately 3% of the fund’s investments and returned approximately 11% for the reporting period.
The fund’s holdings in the information technology sector were the largest contributors to the return of the fund. Information technology stocks represented an average weight of approximately 21% of the fund’s investments and returned approximately 23% for the reporting period. The fund’s holdings of Microsoft Corp. are one example from this sector, returning approximately 36% for the reporting period.
Stocks in the financials sector also contributed to overall fund performance. Financials stocks represented an average weight of approximately 14% of the fund’s investments and returned approximately 11% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of October 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2009 – October 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	13.37%	10.22%	13.57%
Dow Jones U.S. Total Stock Market IndexSM	13.39%	10.26%	13.62%
Fund Category: Morningstar Large Blend[2]	12.66%	8.94%	12.22%
Fund Expense Ratio[3]: 0.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of October 31, 2019 (continued)

Statistics1
Number of Holdings	3,072
Weighted Average Market Cap (millions)	$221,048
Price/Earnings Ratio (P/E)	21.0
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	3%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Growth Index Fund as of October 31, 2019

The Schwab U.S. Large-Cap Growth Index Fund’s (the fund) goal is to track the performance of a benchmark index that measures the total return of large-capitalization U.S. growth stocks. To pursue its investment objective, the fund generally invests in stocks that are included in the Russell 1000® Growth Index (the index). The fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended October 31, 2019, U.S. large-cap stocks generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines, driven by concerns about slowing international growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes despite low inflation. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks, particularly in the U.S., staged a strong recovery in the first four months of 2019, which generally continued through the end of the reporting period. After raising interest rates four times in 2018, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. From a sector standpoint within the index, the real estate and materials sectors outperformed over the 12-month reporting period, while the energy and health care sectors underperformed by comparison.
Performance. The fund returned 17.04% during the 12-month reporting period ended October 31, 2019, compared with the index, which returned 17.10%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. The energy sector was the only detractor from the return of the fund. The energy sector represented an average weight of less than 1% of the fund’s investments and returned approximately -18% for the reporting period. One example from this sector is Halliburton Co. The fund’s holdings of Halliburton Co. returned approximately -33% for the reporting period.
While there were no additional sectors that detracted from performance over the reporting period, the materials sector was the smallest contributor to the return of the fund. The fund’s holdings in the materials sector represented an average weight of approximately 2% of the fund’s investments and returned approximately 27% for the reporting period.
The fund’s holdings in the information technology sector were the largest contributors to the return of the fund. Information technology stocks represented an average weight of approximately 34% of the fund’s investments and returned approximately 22% for the reporting period. The fund’s holdings of Microsoft Corp. are one example from this sector, returning approximately 36% for the reporting period.
Stocks in the consumer discretionary sector also contributed to overall fund performance. Consumer discretionary stocks represented an average weight of approximately 15% of the fund’s investments and returned approximately 16% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of October 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 20, 2017 – October 31, 2019)1

Average Annual Returns1
Fund and Inception Date	1 Year	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	17.04%	12.21%
Russell 1000® Growth Index	17.10%	12.28%
Fund Category: Morningstar Large Growth[2]	14.51%	N/A
Fund Expense Ratio[3]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of October 31, 2019 (continued)

Statistics1
Number of Holdings	532
Weighted Average Market Cap (millions)	$350,689
Price/Earnings Ratio (P/E)	26.8
Price/Book Ratio (P/B)	7.8
Portfolio Turnover Rate	46%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Value Index Fund as of October 31, 2019

The Schwab U.S. Large-Cap Value Index Fund’s (the fund) goal is to track the performance of a benchmark index that measures the total return of large-capitalization U.S. value stocks. To pursue its investment objective, the fund generally invests in stocks that are included in the Russell 1000® Value Index (the index). The fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended October 31, 2019, U.S. large-cap stocks generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines, driven by concerns about slowing international growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes despite low inflation. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks, particularly in the U.S., staged a strong recovery in the first four months of 2019, which generally continued through the end of the reporting period. After raising interest rates four times in 2018, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. From a sector standpoint within the index, the real estate and utilities sectors outperformed over the 12-month reporting period, while the energy and materials sectors underperformed by comparison.
Performance. The fund returned 11.08% during the 12-month reporting period ended October 31, 2019, compared with the index, which returned 11.21%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, the energy sector was the only detractor from the return of the fund. The energy sector represented an average weight of approximately 9% of the fund’s investments and returned approximately -13% for the reporting period. One example from this sector is Exxon Mobil Corp. The fund’s holdings of Exxon Mobil Corp. returned approximately -11% for the reporting period.
While there were no additional sectors that detracted from performance over the reporting period, the materials sector was the smallest contributor to the return of the fund. The fund’s holdings in the materials sector represented an average weight of approximately 4% of the fund’s investments and returned approximately 7% for the reporting period.
The fund’s holdings in the financials sector were the largest contributors to the return of the fund. Financials stocks represented an average weight of approximately 23% of the fund’s investments and returned approximately 11% for the reporting period. The fund’s holdings of JPMorgan Chase & Co. are one example from this sector, returning approximately 18% for the reporting period.
Stocks in the information technology sector also contributed to overall fund performance. The fund’s holdings in the information technology sector represented an average weight of approximately 8% of the fund’s investments and returned approximately 23% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of October 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 20, 2017 – October 31, 2019)1

Average Annual Returns1
Fund and Inception Date	1 Year	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	11.08%	5.10%
Russell 1000® Value Index	11.21%	5.19%
Fund Category: Morningstar Large Value[2]	9.63%	N/A
Fund Expense Ratio[3]: 0.035%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of October 31, 2019 (continued)

Statistics1
Number of Holdings	768
Weighted Average Market Cap (millions)	$123,474
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	22%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Mid-Cap Index Fund as of October 31, 2019

The Schwab U.S. Mid-Cap Index Fund’s (the fund) goal is to track the performance of a benchmark index that measures the total return of mid-capitalization U.S. stocks. To pursue its investment objective, the fund generally invests in stocks that are included in the Russell Midcap® Index (the index). The fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended October 31, 2019, the U.S. equity market generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines, driven by concerns about slowing international growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes despite low inflation. However, as the Federal Reserve (Fed) put interest rate hikes on hold, stocks, particularly in the U.S., staged a strong recovery in the first four months of 2019, which generally continued through the end of the reporting period. After raising interest rates four times in 2018, the Fed enacted three interest rate cuts by the end of the period—in July, September, and October. From a sector standpoint within the index, the real estate and information technology sectors outperformed over the 12-month reporting period, while the energy and communication services sectors underperformed by comparison.
Performance. The fund returned 13.61% during the 12-month reporting period ended October 31, 2019, compared with the index, which returned 13.72%. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, the energy sector was the largest detractor from the return of the fund. The energy sector represented an average weight of approximately 4% of the fund’s investments and returned approximately -27% for the reporting period. One example from this sector is Concho Resources, Inc. The fund’s holdings of Concho Resources, Inc. returned approximately -51% for the reporting period.
The communication services sector also detracted from the return of the fund. Communication services stocks represented an average weight of approximately 4% of the fund’s investments and returned approximately -2% for the reporting period.
In contrast, the fund’s holdings in the information technology sector were the largest contributors to the return of the fund. Information technology stocks represented an average weight of approximately 18% of the fund’s investments and returned approximately 24%. The fund’s holdings of Lam Research Corp. are one example from this sector, returning approximately 96% for the reporting period.
Stocks in the industrials sector also contributed to overall fund performance. Industrials stocks represented an average weight of approximately 14% of the fund’s investments and returned approximately 21% for the reporting period.

Management views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of October 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (December 20, 2017 – October 31, 2019)1

Average Annual Returns1
Fund and Inception Date	1 Year	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	13.61%	6.43%
Russell Midcap® Index	13.72%	6.52%
Fund Category: Morningstar Mid-Cap Blend[2]	9.59%	N/A
Fund Expense Ratio[3]: 0.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of October 31, 2019 (continued)

Statistics1
Number of Holdings	807
Weighted Average Market Cap (millions)	$16,715
Price/Earnings Ratio (P/E)	20.6
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	21%
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund as of October 31, 2019

The Schwab International Index Fund’s (the fund) goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the U.S. To pursue its investment objective, the fund generally invests in stocks that are included in the MSCI EAFE® Index (Net) (the index), which includes stocks from developed markets in Europe, Australasia and the Far East. To pursue its goal, the fund seeks to replicate the performance of the index by giving the same weight to a given stock as does the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. Over the 12-month reporting period ended October 31, 2019, international equity markets generated positive returns. The final two months of 2018 were marked by significant market volatility and steep declines across global equity markets, driven by concerns about slowing international economic growth, a trade war between the U.S. and China, falling oil prices, the waning strength of the U.S. economy, and the pace of future interest rate hikes in the U.S. However, stocks staged a recovery in the first four months of 2019, which generally continued through the end of the reporting period. A number of central banks reduced their policy rates, including the U.S., while others maintained their generally low—and for some international central banks, negative—interest rates.
Performance. The fund returned 11.27% for the 12-month reporting period ended October 31, 2019, compared with the index, which returned 11.04%. Timing differences in foreign exchange calculations and fair valuation of the fund’s holdings contributed to the fund’s relative performance.1
Contributors and Detractors. From a country perspective, stocks from Japan contributed the most to the return of the fund. Representing an average weight of approximately 24% of the fund’s investments, Japanese stocks returned approximately 10% in U.S. dollar terms for the reporting period. One example from Japan is Toyota Motor Corp., which returned approximately 23% in U.S. dollar terms for the reporting period.
Stocks from Switzerland also contributed to overall fund performance. Representing an average weight of approximately 9% of the fund’s investments, stocks from Switzerland returned approximately 20% in U.S. dollar terms for the reporting period.
By comparison, stocks from Norway detracted the most from the fund’s return. Representing an average weight of less than 1% of the fund’s investments, Norwegian stocks returned approximately -5% in U.S. dollar terms for the reporting period. One example from Norway is Equinor A.S.A., which returned approximately -26% in U.S. dollar terms for the reporting period.
Stocks from Israel also dampened fund returns. Representing an average weight of less than 1% of the fund’s investments, stocks from Israel returned approximately -4% in U.S. dollar terms for the reporting period.
Management views and portfolio holdings may have changed since the report date.
[1]	Typically, the securities in the index are valued using foreign exchange rates obtained at the close of the London foreign currency exchange (11:00 AM EST). Securities in the fund, however, are valued using foreign exchange rates obtained at the close of the New York foreign currency exchange (4:00 PM EST). This difference in closing times can result in different foreign currency exchange rates between the two exchanges, and thus different foreign currency exchange rates used in the valuation of the index’s and fund’s securities.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of October 31, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (October 31, 2009 – October 31, 2019)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	11.27%	4.17%	5.52%
MSCI EAFE® Index (Net)[2]	11.04%	4.31%	5.41%
International Spliced Index	11.04%	4.31%	5.46%
Fund Category: Morningstar Foreign Large Blend[3]	10.26%	3.74%	5.13%
Fund Expense Ratio[4]: 0.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Equity Index Funds  |  Annual Report

Schwab International Index Fund
Performance and Fund Facts as of October 31, 2019 (continued)

Statistics1
Number of Holdings	944
Weighted Average Market Cap (millions)	$64,361
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	5%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning May 1, 2019 and held through October 31, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 5/1/19	Ending Account Value (Net of Expenses) at 10/31/19	Expenses Paid During Period 5/1/19-10/31/19[2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$1,041.30	$0.10
Hypothetical 5% Return	0.02%	$1,000.00	$1,025.10	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$1,038.20	$0.26
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.95	$0.26
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 989.40	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$1,033.90	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,025.05	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$1,044.50	$0.18
Hypothetical 5% Return	0.035%	$1,000.00	$1,025.02	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$1,030.40	$0.18
Hypothetical 5% Return	0.035%	$1,000.00	$1,025.02	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$1,018.20	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,025.00	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$1,030.20	$0.31
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.

Schwab Equity Index Funds  |  Annual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$42.41	$40.23	$33.38	$33.00	$31.99
Income (loss) from investment operations:
Net investment income (loss)[1]	0.92	0.80	0.74	0.69	0.67
Net realized and unrealized gains (losses)	4.86	2.12	6.99	0.69	0.92
Total from investment operations	5.78	2.92	7.73	1.38	1.59
Less distributions:
Distributions from net investment income	(0.84)	(0.72)	(0.69)	(0.68)	(0.58)
Distributions from net realized gains	(0.18)	(0.02)	(0.19)	(0.32)	—
Total distributions	(1.02)	(0.74)	(0.88)	(1.00)	(0.58)
Net asset value at end of period	$47.17	$42.41	$40.23	$33.38	$33.00
Total return	14.30%	7.29%	23.57%	4.40%	5.10%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02% [2]	0.03%	0.05% [3]	0.09%	0.09%
Net operating expenses	N/A	N/A [4]	0.05% [3]	0.09%	0.09%
Net investment income (loss)	2.11%	1.88%	2.01%	2.12%	2.07%
Portfolio turnover rate	3%	2%	2%	2%	2%
Net assets, end of period (x 1,000,000)	$40,232	$34,410	$29,999	$22,675	$21,587

1
Calculated based on the average shares outstanding during the period.
2
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 10/31/19 is a blended ratio. (See financial note 4)
3
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
4
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.5%
Other Securities		0.5	187,568,957

Banks 5.6%
Bank of America Corp.	13,318,080	1.0	416,456,362
Citigroup, Inc.	3,592,729	0.6	258,173,506
JPMorgan Chase & Co.	5,081,477	1.6	634,778,107
Wells Fargo & Co.	6,373,412	0.8	329,059,261
Other Securities		1.6	603,292,711
		5.6	2,241,759,947

Capital Goods 6.6%
Honeywell International, Inc.	1,143,259	0.5	197,475,127
The Boeing Co.	849,671	0.7	288,811,670
Other Securities		5.4	2,149,898,446
		6.6	2,636,185,243

Commercial & Professional Services 0.7%
Other Securities		0.7	299,987,306

Consumer Durables & Apparel 1.1%
Other Securities		1.1	460,540,986

Consumer Services 1.9%
McDonald's Corp.	1,206,994	0.6	237,415,720
Other Securities		1.3	520,524,393
		1.9	757,940,113

Diversified Financials 5.0%
Berkshire Hathaway, Inc., Class B *	3,116,389	1.6	662,481,974
The Charles Schwab Corp. (a)	1,841,508	0.2	74,967,791
Other Securities		3.2	1,282,942,507
		5.0	2,020,392,272

Energy 4.3%
Chevron Corp.	3,017,155	0.9	350,412,382
Exxon Mobil Corp.	6,724,390	1.1	454,367,032
Other Securities		2.3	929,267,758
		4.3	1,734,047,172

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	699,356	0.5	207,785,661
Walmart, Inc.	2,260,217	0.7	265,033,045
Other Securities		0.4	162,468,064
		1.6	635,286,770

Food, Beverage & Tobacco 3.8%
PepsiCo, Inc.	2,221,813	0.8	304,766,089
Philip Morris International, Inc.	2,473,205	0.5	201,417,815
The Coca-Cola Co.	6,115,520	0.8	332,867,754
Other Securities		1.7	709,433,156
		3.8	1,548,484,814

Health Care Equipment & Services 6.3%
Abbott Laboratories	2,809,275	0.6	234,883,483
Medtronic plc	2,132,179	0.6	232,194,293
UnitedHealth Group, Inc.	1,506,989	0.9	380,816,120
Other Securities		4.2	1,700,199,462
		6.3	2,548,093,358

Household & Personal Products 2.0%
The Procter & Gamble Co.	3,975,874	1.2	495,036,072
Other Securities		0.8	294,437,270
		2.0	789,473,342

Insurance 2.3%
Other Securities		2.3	933,470,259

Materials 2.7%
Other Securities		2.7	1,070,785,772

Media & Entertainment 8.1%
Alphabet, Inc., Class A *	476,068	1.5	599,274,398
Alphabet, Inc., Class C *	480,292	1.5	605,220,752
Comcast Corp., Class A	7,209,067	0.8	323,110,383
Facebook, Inc., Class A *	3,823,917	1.8	732,853,693
Netflix, Inc. *	696,229	0.5	200,103,177
The Walt Disney Co.	2,863,364	0.9	372,008,251
Other Securities		1.1	441,017,207
		8.1	3,273,587,861

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	2,350,568	0.5	186,987,684
Amgen, Inc.	953,396	0.5	203,311,697
Johnson & Johnson	4,194,205	1.4	553,802,828
Merck & Co., Inc.	4,069,139	0.9	352,631,586

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	8,791,486	0.8	337,329,318
Thermo Fisher Scientific, Inc.	636,837	0.5	192,312,037
Other Securities		3.0	1,249,920,291
		7.6	3,076,295,441

Real Estate 3.1%
Other Securities		3.1	1,262,794,354

Retailing 6.5%
Amazon.com, Inc. *	660,440	2.9	1,173,377,330
The Home Depot, Inc.	1,740,825	1.0	408,362,728
Other Securities		2.6	1,025,110,376
		6.5	2,606,850,434

Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	632,887	0.5	185,340,958
Intel Corp.	7,041,581	1.0	398,060,574
NVIDIA Corp.	968,373	0.5	194,662,341
Other Securities		2.1	856,994,887
		4.1	1,635,058,760

Software & Services 12.1%
Accenture plc, Class A	1,012,374	0.5	187,714,387
Adobe, Inc. *	771,823	0.5	214,512,766
International Business Machines Corp.	1,408,106	0.5	188,306,015
Mastercard, Inc., Class A	1,418,805	1.0	392,739,412
Microsoft Corp.	12,134,708	4.3	1,739,753,086
Oracle Corp.	3,499,063	0.5	190,663,943
PayPal Holdings, Inc. *	1,870,718	0.5	194,741,744
salesforce.com, Inc. *	1,394,352	0.5	218,202,144
Visa, Inc., Class A	2,744,096	1.2	490,809,011
Other Securities		2.6	1,032,836,377
		12.1	4,850,278,885

Technology Hardware & Equipment 6.1%
Apple, Inc.	6,751,993	4.2	1,679,625,779
Cisco Systems, Inc.	6,749,583	0.8	320,672,688
Other Securities		1.1	454,716,643
		6.1	2,455,015,110

Telecommunication Services 2.3%
AT&T, Inc.	11,615,005	1.1	447,061,542
Verizon Communications, Inc.	6,573,990	1.0	397,529,175
Other Securities		0.2	61,632,135
		2.3	906,222,852

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.9%
Union Pacific Corp.	1,120,085	0.5	185,329,264
Other Securities		1.4	584,089,711
		1.9	769,418,975

Utilities 3.5%
Other Securities		3.5	1,398,207,875
Total Common Stock
(Cost $19,901,583,892)			40,097,746,858

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Other Securities		0.0	1,405,885
Total Other Investment Company
(Cost $1,405,885)			1,405,885
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	49,185,198
Total Short-Term Investment
(Cost $49,185,198)			49,185,198

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	805	122,190,950	2,085,885
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,383,250.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 10/31/19	Balance of Shares Held at 10/31/19	Distributions Received
The Charles Schwab Corp.	$82,639,619	$4,501,979	($2,161,453)	($603,274)	($9,409,080)	$74,967,791	1,841,508	$1,176,223

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$40,097,746,858	$—	$—	$40,097,746,858
Other Investment Company[1]	1,405,885	—	—	1,405,885
Short-Term Investment[1]	—	49,185,198	—	49,185,198
Futures Contracts[2]	2,085,885	—	—	2,085,885
Total	$40,101,238,628	$49,185,198	$—	$40,150,423,826
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of October 31, 2019
Assets
Investment in affiliated issuer, at value (cost $39,311,841)		$74,967,791
Investments in unaffiliated issuers, at value (cost $19,911,457,249) including securities on loan of $1,383,250		40,071,964,265
Collateral invested for securities on loan, at value (cost $1,405,885)		1,405,885
Deposit with broker for futures contracts		7,144,112
Receivables:
Fund shares sold		62,567,598
Dividends		36,053,469
Variation margin on futures contracts		2,087,439
Interest		1,639
Income from securities on loan	+	439
Total assets		40,256,192,637
Liabilities
Collateral held for securities on loan		1,405,885
Payables:
Investments bought		1,178,793
Investment adviser fees		668,369
Fund shares redeemed	+	21,158,839
Total liabilities		24,411,886
Net Assets
Total assets		40,256,192,637
Total liabilities	–	24,411,886
Net assets		$40,231,780,751
Net Assets by Source
Capital received from investors		19,520,422,735
Total distributable earnings		20,711,358,016

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$40,231,780,751		852,849,692		$47.17

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2018 through October 31, 2019
Investment Income
Dividends received from affiliated issuer		$1,176,223
Dividends received from unaffiliated issuers		782,493,103
Interest		1,440,642
Securities on loan, net	+	630,305
Total investment income		785,740,273
Expenses
Investment adviser fees		7,837,329
Total expenses	–	7,837,329
Net investment income		777,902,944
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(603,274)
Net realized gains on unaffiliated issuers		6,872,772
Net realized gains on futures contracts	+	10,183,707
Net realized gains		16,453,205
Net change in unrealized appreciation (depreciation) on affiliated issuer		(9,409,080)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		4,218,033,081
Net change in unrealized appreciation (depreciation) on futures contracts	+	5,033,468
Net change in unrealized appreciation (depreciation)	+	4,213,657,469
Net realized and unrealized gains		4,230,110,674
Increase in net assets resulting from operations		$5,008,013,618

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/18-10/31/19		11/1/17-10/31/18
Net investment income		$777,902,944	$629,555,318
Net realized gains		16,453,205	81,971,730
Net change in unrealized appreciation (depreciation)	+	4,213,657,469	1,493,538,632
Increase in net assets from operations		5,008,013,618	2,205,065,680
Distributions to Shareholders
Total distributions		($835,129,475)	($554,866,625)

Transactions in Fund Shares
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		185,382,757	$8,015,175,116	185,822,593	$7,893,283,318
Shares reinvested		18,929,002	700,551,667	11,333,723	469,442,817
Shares redeemed	+	(162,770,508)	(7,066,557,661)	(131,541,240)	(5,601,858,204)
Net transactions in fund shares		41,541,251	$1,649,169,122	65,615,076	$2,760,867,931
Shares Outstanding and Net Assets
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		811,308,441	$34,409,727,486	745,693,365	$29,998,660,500
Total increase	+	41,541,251	5,822,053,265	65,615,076	4,411,066,986
End of period		852,849,692	$40,231,780,751	811,308,441	$34,409,727,486

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$64.19	$62.61	$52.40	$53.67	$53.63
Income (loss) from investment operations:
Net investment income (loss)[1]	1.38	1.18	1.08	0.95	0.94
Net realized and unrealized gains (losses)	6.73	3.05	10.96	0.92	1.40
Total from investment operations	8.11	4.23	12.04	1.87	2.34
Less distributions:
Distributions from net investment income	(1.28)	(1.10)	(0.97)	(0.96)	(0.86)
Distributions from net realized gains	(2.34)	(1.55)	(0.86)	(2.18)	(1.44)
Total distributions	(3.62)	(2.65)	(1.83)	(3.14)	(2.30)
Net asset value at end of period	$68.68	$64.19	$62.61	$52.40	$53.67
Total return	14.20%	6.84%	23.52%	3.87%	4.66%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.14% [2]	0.33%	0.33%
Net operating expenses	N/A	N/A [3]	0.12% [2]	0.29%	0.29%
Net investment income (loss)	2.15%	1.82%	1.87%	1.86%	1.77%
Portfolio turnover rate	5%	4%	5%	3%	4%
Net assets, end of period (x 1,000,000)	$9,346	$7,909	$7,681	$6,432	$6,550

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	62,688,732

Banks 5.5%
Bank of America Corp.	2,771,201	0.9	86,655,455
Citigroup, Inc.	747,223	0.6	53,695,445
JPMorgan Chase & Co.	1,057,707	1.4	132,128,758
Wells Fargo & Co.	1,326,384	0.7	68,481,206
Other Securities		1.9	177,313,391
		5.5	518,274,255

Capital Goods 6.7%
Honeywell International, Inc.	238,076	0.4	41,122,868
The Boeing Co.	176,838	0.6	60,109,005
Other Securities		5.7	528,890,068
		6.7	630,121,941

Commercial & Professional Services 0.9%
Other Securities		0.9	85,009,212

Consumer Durables & Apparel 1.2%
Other Securities		1.2	116,237,532

Consumer Services 2.1%
McDonald's Corp.	251,327	0.5	49,436,021
Other Securities		1.6	147,710,201
		2.1	197,146,222

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	648,730	1.5	137,907,023
The Charles Schwab Corp. (b)	383,080	0.2	15,595,187
Other Securities		3.4	320,367,180
		5.1	473,869,390

Energy 4.1%
Chevron Corp.	628,087	0.8	72,946,024
Exxon Mobil Corp.	1,399,877	1.0	94,589,689
Other Securities		2.3	210,833,680
		4.1	378,369,393

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	145,469	0.5	43,220,295
Walmart, Inc.	470,417	0.6	55,161,097
Other Securities		0.4	41,344,495
		1.5	139,725,887

Food, Beverage & Tobacco 3.6%
PepsiCo, Inc.	462,374	0.7	63,423,842
Philip Morris International, Inc.	514,612	0.4	41,910,001
The Coca-Cola Co.	1,272,943	0.7	69,286,287
Other Securities		1.8	162,261,337
		3.6	336,881,467

Health Care Equipment & Services 6.2%
Abbott Laboratories	584,871	0.5	48,901,064
Medtronic plc	443,982	0.5	48,349,640
UnitedHealth Group, Inc.	313,577	0.8	79,240,908
Other Securities		4.4	403,039,066
		6.2	579,530,678

Household & Personal Products 1.8%
The Procter & Gamble Co.	827,790	1.1	103,068,133
Other Securities		0.7	63,473,575
		1.8	166,541,708

Insurance 2.6%
Other Securities		2.6	246,918,872

Materials 2.8%
Other Securities		2.8	262,379,204

Media & Entertainment 7.8%
Alphabet, Inc., Class A *	99,084	1.3	124,726,939
Alphabet, Inc., Class C *	99,961	1.3	125,961,856
Comcast Corp., Class A	1,500,365	0.7	67,246,359
Facebook, Inc., Class A *	795,834	1.6	152,521,586
Netflix, Inc. *	144,836	0.4	41,627,315
The Walt Disney Co.	595,911	0.8	77,420,757
Other Securities		1.7	139,734,623
		7.8	729,239,435

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	489,162	0.4	38,912,837
Amgen, Inc.	198,418	0.5	42,312,639
Johnson & Johnson	873,082	1.2	115,281,747
Merck & Co., Inc.	847,097	0.8	73,409,426

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	1,829,840	0.8	70,210,961
Thermo Fisher Scientific, Inc.	132,516	0.4	40,017,182
Other Securities		3.3	313,357,904
		7.4	693,502,696

Real Estate 4.0%
Other Securities		4.0	373,563,859

Retailing 6.1%
Amazon.com, Inc. *	137,450	2.6	244,201,917
The Home Depot, Inc.	362,267	0.9	84,980,593
Other Securities		2.6	235,889,364
		6.1	565,071,874

Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	131,684	0.4	38,563,659
Intel Corp.	1,465,462	0.9	82,842,567
NVIDIA Corp.	201,449	0.4	40,495,278
Other Securities		2.3	207,314,318
		4.0	369,215,822

Software & Services 12.4%
Accenture plc, Class A	210,604	0.4	39,050,194
Adobe, Inc. *	160,601	0.5	44,635,836
International Business Machines Corp.	293,036	0.4	39,187,704
Mastercard, Inc., Class A	295,309	0.9	81,744,484
Microsoft Corp.	2,525,818	3.9	362,126,527
Oracle Corp.	728,349	0.4	39,687,737
PayPal Holdings, Inc. *	389,255	0.4	40,521,445
salesforce.com, Inc. *	290,128	0.5	45,402,131
Visa, Inc., Class A	571,272	1.1	102,177,710
Other Securities		3.9	362,779,026
		12.4	1,157,312,794

Technology Hardware & Equipment 5.8%
Apple, Inc.	1,405,217	3.7	349,561,781
Cisco Systems, Inc.	1,404,467	0.7	66,726,227
Other Securities		1.4	128,023,505
		5.8	544,311,513

Telecommunication Services 2.1%
AT&T, Inc.	2,416,969	1.0	93,029,137
Verizon Communications, Inc.	1,368,112	0.9	82,729,733
Other Securities		0.2	20,414,999
		2.1	196,173,869

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.9%
Union Pacific Corp.	233,055	0.4	38,561,280
Other Securities		1.5	139,323,416
		1.9	177,884,696

Utilities 3.5%
Other Securities		3.5	323,980,717
Total Common Stock
(Cost $2,767,059,144)			9,323,951,768

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
Other Securities		0.1	10,018,827

Securities Lending Collateral 0.0%
Other Securities		0.0	1,635,700
Total Other Investment Companies
(Cost $11,654,527)			11,654,527

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	141	21,402,390	328,676
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,542,868.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 10/31/19	Balance of Shares Held at 10/31/19	Distributions Received
The Charles Schwab Corp.	$17,019,325	$1,317,995	($710,041)	($156,625)	($1,875,467)	$15,595,187	383,080	$239,514

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,323,951,768	$—	$—	$9,323,951,768
Other Investment Companies[1]	11,654,527	—	—	11,654,527
Futures Contracts[2]	328,676	—	—	328,676
Total	$9,335,934,971	$—	$—	$9,335,934,971
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of October 31, 2019
Assets
Investment in affiliated issuer, at value (cost $2,755,386)		$15,595,187
Investments in unaffiliated issuers, at value (cost $2,774,322,585) including securities on loan of $1,542,868		9,318,375,408
Collateral invested for securities on loan, at value (cost $1,635,700)		1,635,700
Deposit with broker for futures contracts		1,502,467
Receivables:
Dividends		7,936,083
Fund shares sold		5,116,414
Variation margin on futures contracts		328,941
Income from securities on loan	+	2,486
Total assets		9,350,492,686
Liabilities
Collateral held for securities on loan		1,635,700
Payables:
Investments bought		839,190
Investment adviser fees		388,801
Fund shares redeemed	+	1,498,724
Total liabilities		4,362,415
Net Assets
Total assets		9,350,492,686
Total liabilities	–	4,362,415
Net assets		$9,346,130,271
Net Assets by Source
Capital received from investors		2,511,851,012
Total distributable earnings		6,834,279,259

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,346,130,271		136,077,922		$68.68

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2018 through October 31, 2019
Investment Income
Dividends received from affiliated issuer		$239,514
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,640)		184,440,852
Securities on loan, net	+	1,236,293
Total investment income		185,916,659
Expenses
Investment adviser fees		4,224,325
Total expenses	–	4,224,325
Net investment income		181,692,334
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(156,625)
Net realized gains on unaffiliated issuers		109,236,448
Net realized gains on futures contracts	+	1,990,677
Net realized gains		111,070,500
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,875,467)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		832,732,009
Net change in unrealized appreciation (depreciation) on futures contracts	+	821,537
Net change in unrealized appreciation (depreciation)	+	831,678,079
Net realized and unrealized gains		942,748,579
Increase in net assets resulting from operations		$1,124,440,913

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/18-10/31/19		11/1/17-10/31/18
Net investment income		$181,692,334	$147,028,286
Net realized gains		111,070,500	288,201,026
Net change in unrealized appreciation (depreciation)	+	831,678,079	90,496,487
Increase in net assets from operations		1,124,440,913	525,725,799
Distributions to Shareholders
Total distributions		($445,433,607)	($324,267,848)

Transactions in Fund Shares
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,231,558	$1,297,409,694	8,381,000	$542,615,615
Shares reinvested		6,798,612	365,978,493	4,263,951	268,287,801
Shares redeemed	+	(14,175,603)	(905,415,456)	(12,091,730)	(783,914,000)
Net transactions in fund shares		12,854,567	$757,972,731	553,221	$26,989,416
Shares Outstanding and Net Assets
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		123,223,355	$7,909,150,234	122,670,134	$7,680,702,867
Total increase	+	12,854,567	1,436,980,037	553,221	228,447,367
End of period		136,077,922	$9,346,130,271	123,223,355	$7,909,150,234

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$30.48	$31.45	$25.60	$26.29	$28.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.43	0.38	0.39	0.38
Net realized and unrealized gains (losses)	0.54	0.20	6.62	0.59	(0.34)
Total from investment operations	0.94	0.63	7.00	0.98	0.04
Less distributions:
Distributions from net investment income	(0.40)	(0.39)	(0.39)	(0.36)	(0.34)
Distributions from net realized gains	(2.18)	(1.21)	(0.76)	(1.31)	(1.54)
Total distributions	(2.58)	(1.60)	(1.15)	(1.67)	(1.88)
Net asset value at end of period	$28.84	$30.48	$31.45	$25.60	$26.29
Total return	4.95%	1.93%	27.84%	4.17%	0.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [2]	0.05%	0.10% [3]	0.20%	0.20%
Net operating expenses	N/A	N/A [4]	0.09% [3]	0.17%	0.17%
Net investment income (loss)	1.43%	1.33%	1.31%	1.60%	1.37%
Portfolio turnover rate	14%	17%	11%	17%	17%
Net assets, end of period (x 1,000,000)	$4,187	$3,874	$3,531	$2,619	$2,607

1
Calculated based on the average shares outstanding during the period.
2
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio. (See financial note 4)
3
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
4
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Other Securities		1.2	48,030,497

Banks 12.1%
Essent Group Ltd.	204,150	0.3	10,634,173
First Financial Bankshares, Inc.	275,945	0.2	9,183,450
Radian Group, Inc.	432,805	0.3	10,863,405
Other Securities		11.3	476,392,251
		12.1	507,073,279

Capital Goods 10.3%
EMCOR Group, Inc.	118,324	0.2	10,378,198
Generac Holdings, Inc. *	129,573	0.3	12,514,160
Mercury Systems, Inc. *	115,000	0.2	8,470,900
Trex Co., Inc. *	124,589	0.3	10,950,127
Other Securities		9.3	388,228,589
		10.3	430,541,974

Commercial & Professional Services 4.4%
FTI Consulting, Inc. *	78,772	0.2	8,575,908
Insperity, Inc.	82,068	0.2	8,668,843
MSA Safety, Inc.	74,747	0.2	8,974,872
Tetra Tech, Inc.	115,673	0.2	10,117,917
The Brink's Co.	105,777	0.2	8,986,814
Other Securities		3.4	140,285,591
		4.4	185,609,945

Consumer Durables & Apparel 3.2%
Deckers Outdoor Corp. *	61,990	0.2	9,478,271
Other Securities		3.0	122,915,037
		3.2	132,393,308

Consumer Services 3.5%
Churchill Downs, Inc.	74,487	0.2	9,682,565
Marriott Vacations Worldwide Corp.	90,940	0.2	9,997,034
Other Securities		3.1	126,389,097
		3.5	146,068,696

Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 3.6%
Blackstone Mortgage Trust, Inc., Class A	267,532	0.2	9,711,412
Other Securities		3.4	141,608,080
		3.6	151,319,492

Energy 3.1%
Other Securities		3.1	128,544,014

Food & Staples Retailing 0.7%
Performance Food Group Co. *	218,079	0.2	9,292,346
Other Securities		0.5	18,563,958
		0.7	27,856,304

Food, Beverage & Tobacco 1.7%
Other Securities		1.7	71,812,191

Health Care Equipment & Services 6.8%
Amedisys, Inc. *	66,493	0.2	8,545,680
Globus Medical, Inc., Class A *	161,243	0.2	8,444,296
Haemonetics Corp. *	108,619	0.3	13,113,572
Novocure Ltd. *	184,229	0.3	13,198,166
Teladoc Health, Inc. *	151,597	0.3	11,612,330
Other Securities		5.5	231,058,090
		6.8	285,972,134

Household & Personal Products 0.5%
Other Securities		0.5	22,586,252

Insurance 2.3%
Selective Insurance Group, Inc.	124,058	0.2	8,574,889
Other Securities		2.1	88,676,922
		2.3	97,251,811

Materials 3.8%
Other Securities		3.8	159,752,434

Media & Entertainment 1.7%
Other Securities		1.7	70,986,728

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
ACADIA Pharmaceuticals, Inc. *	223,542	0.2	9,480,416
Reata Pharmaceuticals, Inc., Class A *	42,638	0.2	8,786,839

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Repligen Corp. *	109,489	0.2	8,703,281
Other Securities		9.0	375,650,345
		9.6	402,620,881

Real Estate 8.3%
EastGroup Properties, Inc.	78,518	0.3	10,517,486
First Industrial Realty Trust, Inc.	266,951	0.3	11,241,307
Healthcare Realty Trust, Inc.	271,102	0.2	9,426,217
Rexford Industrial Realty, Inc.	232,111	0.3	11,162,218
Sabra Health Care REIT, Inc.	400,831	0.2	9,860,443
Other Securities		7.0	294,496,822
		8.3	346,704,493

Retailing 3.2%
Aaron's, Inc.	143,234	0.3	10,732,524
Other Securities		2.9	120,846,351
		3.2	131,578,875

Semiconductors & Semiconductor Equipment 2.7%
Cabot Microelectronics Corp.	61,422	0.2	9,282,093
Silicon Laboratories, Inc. *	91,071	0.2	9,675,383
Other Securities		2.3	95,592,569
		2.7	114,550,045

Software & Services 6.9%
Blackbaud, Inc.	103,629	0.2	8,699,655
j2 Global, Inc.	98,717	0.2	9,374,166
KBR, Inc.	300,147	0.2	8,452,139
MAXIMUS, Inc.	134,640	0.2	10,332,274
Science Applications International Corp.	125,809	0.2	10,394,340
Other Securities		5.9	240,939,067
		6.9	288,191,641

Technology Hardware & Equipment 3.9%
Lumentum Holdings, Inc. *	162,258	0.2	10,167,086
Tech Data Corp. *	77,110	0.2	9,368,865
Other Securities		3.5	144,413,902
		3.9	163,949,853

Telecommunication Services 0.7%
Other Securities		0.7	30,941,256

Transportation 1.4%
Other Securities		1.4	60,197,597

Utilities 4.0%
ALLETE, Inc.	109,766	0.2	9,446,462
Black Hills Corp.	129,569	0.2	10,213,924
ONE Gas, Inc.	110,743	0.2	10,281,380
PNM Resources, Inc.	168,729	0.2	8,799,217
Portland General Electric Co.	190,318	0.3	10,825,288
Southwest Gas Holdings, Inc.	115,158	0.2	10,053,293
Security	Number of Shares	% of Net Assets	Value ($)
Spire, Inc.	105,325	0.2	8,853,619
Other Securities		2.5	98,296,502
		4.0	166,769,685
Total Common Stock
(Cost $3,320,088,458)			4,171,303,385

Rights 0.0% of net assets

Materials 0.0%
Other Securities		0.0	22,031

Media & Entertainment 0.0%
Other Securities		0.0	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	176,683
Total Rights
(Cost $34,960)			213,597

Other Investment Company 2.1% of net assets

Securities Lending Collateral 2.1%
Wells Fargo Government Money Market Fund, Select Class 1.75% (c)	85,855,056	2.1	85,855,056
Total Other Investment Company
(Cost $85,855,056)			85,855,056
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
JPMorgan Chase Bank 1.18%, 11/01/19 (d)	16,137,531	0.4	16,137,531
Total Short-Term Investment
(Cost $16,137,531)			16,137,531

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 12/20/19	187	14,617,790	288,257

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $82,322,210.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,011,550,951	$—	$—	$4,011,550,951
Materials	159,752,434	—	— *	159,752,434
Rights [1]
Materials	—	—	22,031	22,031
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	176,683 *	176,683
Other Investment Company[1]	85,855,056	—	—	85,855,056
Short-Term Investment[1]	—	16,137,531	—	16,137,531
Futures Contracts[2]	288,257	—	—	288,257
Total	$4,257,446,698	$16,137,531	$213,597	$4,273,797,826
*	Level 3 amount shown includes securities determined to have no value at October 31, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $3,336,260,949) including securities on loan of $82,322,210		$4,187,654,513
Collateral invested for securities on loan, at value (cost $85,855,056)		85,855,056
Deposit with broker for futures contracts		1,585,540
Receivables:
Investments sold		5,854,407
Fund shares sold		5,014,511
Dividends		1,518,951
Income from securities on loan		547,933
Variation margin on futures contracts		288,618
Foreign tax reclaims		888
Interest	+	538
Total assets		4,288,320,955
Liabilities
Collateral held for securities on loan		85,855,056
Payables:
Investments bought		13,438,962
Investment adviser fees		138,390
Fund shares redeemed	+	2,031,442
Total liabilities		101,463,850
Net Assets
Total assets		4,288,320,955
Total liabilities	–	101,463,850
Net assets		$4,186,857,105
Net Assets by Source
Capital received from investors		3,154,364,877
Total distributable earnings		1,032,492,228

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,186,857,105		145,150,594		$28.84

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2018 through October 31, 2019
Investment Income
Dividends (net of foreign withholding tax of $17,418)		$54,340,843
Interest		276,682
Securities on loan, net	+	4,409,021
Total investment income		59,026,546
Expenses
Investment adviser fees		1,658,868
Total expenses	–	1,658,868
Net investment income		57,367,678
Realized and Unrealized Gains (Losses)
Net realized gains on investments		165,914,560
Net realized losses on futures contracts		(1,131,125)
Net realized losses on foreign currency transactions	+	(573)
Net realized gains		164,782,862
Net change in unrealized appreciation (depreciation) on investments		(24,656,602)
Net change in unrealized appreciation (depreciation) on futures contracts	+	552,683
Net change in unrealized appreciation (depreciation)	+	(24,103,919)
Net realized and unrealized gains		140,678,943
Increase in net assets resulting from operations		$198,046,621

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/18-10/31/19		11/1/17-10/31/18
Net investment income		$57,367,678	$52,431,528
Net realized gains		164,782,862	264,151,519
Net change in unrealized appreciation (depreciation)	+	(24,103,919)	(264,082,231)
Increase in net assets from operations		198,046,621	52,500,816
Distributions to Shareholders
Total distributions		($331,678,196)	($181,272,871)

Transactions in Fund Shares
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		34,352,492	$953,623,893	31,415,062	$1,012,294,913
Shares reinvested		12,063,839	284,224,067	5,063,226	156,403,042
Shares redeemed	+	(28,348,900)	(791,168,893)	(21,668,855)	(697,115,758)
Net transactions in fund shares		18,067,431	$446,679,067	14,809,433	$471,582,197
Shares Outstanding and Net Assets
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,083,163	$3,873,809,613	112,273,730	$3,530,999,471
Total increase	+	18,067,431	313,047,492	14,809,433	342,810,142
End of period		145,150,594	$4,186,857,105	127,083,163	$3,873,809,613

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$48.38	$46.25	$38.19	$37.69	$36.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.99	0.88	0.80	0.75	0.72
Net realized and unrealized gains (losses)	5.18	2.12	8.19	0.75	0.83
Total from investment operations	6.17	3.00	8.99	1.50	1.55
Less distributions:
Distributions from net investment income	(0.90)	(0.76)	(0.74)	(0.70)	(0.61)
Distributions from net realized gains	(0.23)	(0.11)	(0.19)	(0.30)	(0.21)
Total distributions	(1.13)	(0.87)	(0.93)	(1.00)	(0.82)
Net asset value at end of period	$53.42	$48.38	$46.25	$38.19	$37.69
Total return	13.37%	6.51%	23.89%	4.19%	4.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.05% [2]	0.10%	0.11%
Net operating expenses	N/A	N/A [3]	0.05% [2]	0.09%	0.09%
Net investment income (loss)	1.99%	1.80%	1.89%	2.03%	1.92%
Portfolio turnover rate	3%	4%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$10,220	$8,410	$6,720	$4,850	$4,477

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	73,029,985

Banks 5.9%
Bank of America Corp.	2,826,027	0.9	88,369,864
Citigroup, Inc.	761,523	0.5	54,723,043
JPMorgan Chase & Co.	1,079,035	1.3	134,793,052
Wells Fargo & Co.	1,352,423	0.7	69,825,600
Other Securities		2.5	255,078,498
		5.9	602,790,057

Capital Goods 6.9%
Honeywell International, Inc.	242,400	0.4	41,869,752
The Boeing Co.	180,566	0.6	61,376,189
Other Securities		5.9	606,906,236
		6.9	710,152,177

Commercial & Professional Services 1.1%
Other Securities		1.1	113,151,570

Consumer Durables & Apparel 1.4%
Other Securities		1.4	139,538,330

Consumer Services 2.2%
McDonald's Corp.	255,947	0.5	50,344,775
Other Securities		1.7	172,147,362
		2.2	222,492,137

Diversified Financials 5.1%
Berkshire Hathaway, Inc., Class B *	661,732	1.4	140,670,989
The Charles Schwab Corp. (b)	391,184	0.2	15,925,101
Other Securities		3.5	369,511,272
		5.1	526,107,362

Energy 4.0%
Chevron Corp.	640,939	0.7	74,438,655
Exxon Mobil Corp.	1,428,886	0.9	96,549,827
Other Securities		2.4	237,130,524
		4.0	408,119,006

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	148,326	0.4	44,069,138
Walmart, Inc.	479,409	0.6	56,215,499
Other Securities		0.4	45,487,961
		1.4	145,772,598

Food, Beverage & Tobacco 3.5%
PepsiCo, Inc.	471,435	0.6	64,666,739
Philip Morris International, Inc.	525,352	0.4	42,784,667
The Coca-Cola Co.	1,298,326	0.7	70,667,884
Other Securities		1.8	177,317,727
		3.5	355,437,017

Health Care Equipment & Services 6.1%
Abbott Laboratories	597,438	0.5	49,951,791
Medtronic plc	452,799	0.5	49,309,811
UnitedHealth Group, Inc.	320,267	0.8	80,931,471
Other Securities		4.3	447,295,711
		6.1	627,488,784

Household & Personal Products 1.7%
The Procter & Gamble Co.	845,185	1.0	105,233,984
Other Securities		0.7	70,734,217
		1.7	175,968,201

Insurance 2.6%
Other Securities		2.6	268,029,722

Materials 2.9%
Other Securities		2.9	294,748,391

Media & Entertainment 7.5%
Alphabet, Inc., Class A *	101,172	1.2	127,355,314
Alphabet, Inc., Class C *	102,040	1.3	128,581,624
Comcast Corp., Class A	1,530,587	0.7	68,600,909
Facebook, Inc., Class A *	812,722	1.5	155,758,171
Netflix, Inc. *	148,108	0.4	42,567,720
The Walt Disney Co.	607,952	0.8	78,985,124
Other Securities		1.6	165,125,373
		7.5	766,974,235

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	499,867	0.4	39,764,420
Amgen, Inc.	202,635	0.4	43,211,914
Johnson & Johnson	891,019	1.2	117,650,149
Merck & Co., Inc.	864,827	0.7	74,945,908

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pfizer, Inc.	1,867,433	0.7	71,653,404
Thermo Fisher Scientific, Inc.	135,411	0.4	40,891,414
Other Securities		3.8	387,016,593
		7.6	775,133,802

Real Estate 4.2%
Other Securities		4.2	432,072,358

Retailing 5.9%
Amazon.com, Inc. *	140,295	2.4	249,256,515
The Home Depot, Inc.	369,415	0.8	86,657,371
Other Securities		2.7	264,917,567
		5.9	600,831,453

Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	134,617	0.4	39,422,588
Intel Corp.	1,495,417	0.8	84,535,923
NVIDIA Corp.	205,823	0.4	41,374,540
Other Securities		2.3	229,453,338
		3.9	394,786,389

Software & Services 12.1%
Accenture plc, Class A	214,620	0.4	39,794,840
Adobe, Inc. *	164,312	0.4	45,667,234
International Business Machines Corp.	298,866	0.4	39,967,350
Mastercard, Inc., Class A	301,186	0.8	83,371,297
Microsoft Corp.	2,577,886	3.6	369,591,516
Oracle Corp.	743,579	0.4	40,517,620
PayPal Holdings, Inc. *	397,921	0.4	41,423,576
salesforce.com, Inc. *	296,646	0.5	46,422,133
Visa, Inc., Class A	582,652	1.0	104,213,137
Other Securities		4.2	420,710,000
		12.1	1,231,678,703

Technology Hardware & Equipment 5.7%
Apple, Inc.	1,434,285	3.5	356,792,737
Cisco Systems, Inc.	1,435,213	0.7	68,186,970
Other Securities		1.5	157,348,187
		5.7	582,327,894

Telecommunication Services 2.0%
AT&T, Inc.	2,466,696	0.9	94,943,129
Verizon Communications, Inc.	1,395,897	0.8	84,409,892
Other Securities		0.3	25,080,462
		2.0	204,433,483

Transportation 1.9%
Other Securities		1.9	196,218,654

Utilities 3.4%
Other Securities		3.4	345,348,279
Total Common Stock
(Cost $6,088,103,852)			10,192,630,587

Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Automobiles & Components 0.0%
Other Securities		0.0	—

Materials 0.0%
Other Securities		0.0	3,541

Media & Entertainment 0.0%
Other Securities		0.0	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	1,592
Total Rights
(Cost $5,439)			6,699

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Other Securities		0.2	20,636,112
Total Other Investment Company
(Cost $20,636,112)			20,636,112
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Trust Bank, Limited. 1.18%, 11/01/19 (e)	56,245,967	0.6	56,245,967
Total Short-Term Investment
(Cost $56,245,967)			56,245,967

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 12/20/19	51	3,986,670	(15,973)
S&P 500 Index, e-mini, expires 12/20/19	149	22,616,710	(64)
Net Unrealized Depreciation			(16,037)

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,526,339.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 10/31/19	Balance of Shares Held at 10/31/19	Distributions Received
The Charles Schwab Corp.	$16,687,785	$1,836,887	($526,687)	($158,023)	($1,914,861)	$15,925,101	391,184	$245,916

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,760,558,229	$—	$—	$9,760,558,229
Real Estate	432,072,358	—	— *	432,072,358
Rights [1]
Automobiles & Components	—	—	— *	—
Materials	—	—	3,541	3,541
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	1,592 *	1,592
Other Investment Company[1]	20,636,112	—	—	20,636,112
Short-Term Investment[1]	—	56,245,967	—	56,245,967
Liabilities
Futures Contracts[2]	(16,037)	—	—	(16,037)
Total	$10,213,250,662	$56,245,967	$6,699	$10,269,503,328
*	Level 3 amount shown includes securities determined to have no value at October 31, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of October 31, 2019
Assets
Investment in affiliated issuer, at value (cost $11,764,861)		$15,925,101
Investments in unaffiliated issuers, at value (cost $6,132,590,397) including securities on loan of $19,526,339		10,232,958,152
Collateral invested for securities on loan, at value (cost $20,636,112)		20,636,112
Deposit with broker for futures contracts		2,731,118
Receivables:
Fund shares sold		13,924,457
Dividends		8,287,264
Income from securities on loan		158,902
Interest		1,875
Foreign tax reclaims	+	159
Total assets		10,294,623,140
Liabilities
Collateral held for securities on loan		20,636,112
Payables:
Investments bought		50,947,292
Investment adviser fees		253,845
Fund shares redeemed		2,860,114
Variation margin on futures contracts	+	15,650
Total liabilities		74,713,013
Net Assets
Total assets		10,294,623,140
Total liabilities	–	74,713,013
Net assets		$10,219,910,127
Net Assets by Source
Capital received from investors		6,014,887,764
Total distributable earnings		4,205,022,363

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,219,910,127		191,301,694		$53.42

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2018 through October 31, 2019
Investment Income
Dividends received from affiliated issuer		$245,916
Dividends received from unaffiliated issuers (net of foreign withholding tax of $10,318)		184,867,654
Interest		497,887
Securities on loan, net	+	2,174,426
Total investment income		187,785,883
Expenses
Investment adviser fees		2,787,342
Total expenses	–	2,787,342
Net investment income		184,998,541
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(158,023)
Net realized gains on unaffiliated issuers		1,470,510
Net realized losses on futures contracts	+	(705,610)
Net realized gains		606,877
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,914,861)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		1,014,336,682
Net change in unrealized appreciation (depreciation) on futures contracts	+	(397,756)
Net change in unrealized appreciation (depreciation)	+	1,012,024,065
Net realized and unrealized gains		1,012,630,942
Increase in net assets resulting from operations		$1,197,629,483

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/18-10/31/19		11/1/17-10/31/18
Net investment income		$184,998,541	$143,017,289
Net realized gains		606,877	26,416,131
Net change in unrealized appreciation (depreciation)	+	1,012,024,065	268,899,542
Increase in net assets from operations		1,197,629,483	438,332,962
Distributions to Shareholders
Total distributions		($199,442,079)	($129,534,008)

Transactions in Fund Shares
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		41,564,151	$2,031,277,091	47,531,781	$2,314,728,323
Shares reinvested		3,549,021	149,293,091	2,083,482	98,965,373
Shares redeemed	+	(27,643,143)	(1,368,397,596)	(21,085,111)	(1,033,026,077)
Net transactions in fund shares		17,470,029	$812,172,586	28,530,152	$1,380,667,619
Shares Outstanding and Net Assets
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		173,831,665	$8,409,550,137	145,301,513	$6,720,083,564
Total increase	+	17,470,029	1,810,359,990	28,530,152	1,689,466,573
End of period		191,301,694	$10,219,910,127	173,831,665	$8,409,550,137

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
Financial Highlights
	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.57	0.46
Net realized and unrealized gains (losses)	6.52	1.91 [3]
Total from investment operations	7.09	2.37
Less distributions:
Distributions from net investment income	(0.40)	—
Net asset value at end of period	$49.06	$42.37
Total return	17.04%	5.93% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [5]	0.040% [6],[7]
Net operating expenses	N/A	0.02% [6],[7]
Net investment income (loss)	1.27%	1.23% [6]
Portfolio turnover rate	46%	23% [4]
Net assets, end of period (x 1,000,000)	$166	$93

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio. (See financial note 4)
6
Annualized.
7
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of October 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	528,263

Banks 0.1%
Other Securities		0.1	144,341

Capital Goods 6.2%
3M Co.	4,943	0.5	815,546
Lockheed Martin Corp.	2,852	0.6	1,074,291
The Boeing Co.	6,110	1.3	2,076,850
Other Securities		3.8	6,383,440
		6.2	10,350,127

Commercial & Professional Services 1.3%
Other Securities		1.3	2,162,493

Consumer Durables & Apparel 1.5%
NIKE, Inc., Class B	14,245	0.8	1,275,640
Other Securities		0.7	1,245,697
		1.5	2,521,337

Consumer Services 2.3%
Starbucks Corp.	13,813	0.7	1,168,027
Other Securities		1.6	2,715,213
		2.3	3,883,240

Diversified Financials 2.1%
S&P Global, Inc.	2,839	0.4	732,434
The Charles Schwab Corp. (a)	8,073	0.2	328,652
Other Securities		1.5	2,405,430
		2.1	3,466,516

Energy 0.3%
Other Securities		0.3	421,646

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	5,072	0.9	1,506,942
Other Securities		0.3	471,359
		1.2	1,978,301

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 3.0%
PepsiCo, Inc.	13,582	1.1	1,863,043
The Coca-Cola Co.	30,183	1.0	1,642,861
Other Securities		0.9	1,435,522
		3.0	4,941,426

Health Care Equipment & Services 6.4%
Abbott Laboratories	8,612	0.4	720,049
Intuitive Surgical, Inc. *	1,323	0.4	731,553
Stryker Corp.	3,959	0.5	856,213
UnitedHealth Group, Inc.	10,913	1.7	2,757,715
Other Securities		3.4	5,579,961
		6.4	10,645,491

Household & Personal Products 0.6%
Other Securities		0.6	1,048,293

Insurance 0.9%
Other Securities		0.9	1,565,558

Materials 1.4%
Other Securities		1.4	2,334,081

Media & Entertainment 11.5%
Alphabet, Inc., Class A *	3,455	2.6	4,349,154
Alphabet, Inc., Class C *	3,507	2.7	4,419,206
Comcast Corp., Class A	24,458	0.7	1,096,208
Facebook, Inc., Class A *	27,580	3.2	5,285,707
Netflix, Inc. *	4,857	0.8	1,395,950
Other Securities		1.5	2,490,832
		11.5	19,037,057

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	17,074	0.8	1,358,237
Amgen, Inc.	6,369	0.8	1,358,189
Celgene Corp. *	8,111	0.5	876,231
Eli Lilly & Co.	9,929	0.7	1,131,410
Merck & Co., Inc.	28,190	1.5	2,442,945
Thermo Fisher Scientific, Inc.	3,136	0.6	947,009
Zoetis, Inc.	5,527	0.4	707,014
Other Securities		2.9	4,753,022
		8.2	13,574,057

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 2.5%
American Tower Corp.	5,070	0.7	1,105,666
Other Securities		1.8	2,980,561
		2.5	4,086,227

Retailing 9.9%
Amazon.com, Inc. *	4,774	5.1	8,481,775
Booking Holdings, Inc. *	490	0.6	1,003,897
Lowe's Cos., Inc.	9,047	0.6	1,009,736
The Home Depot, Inc.	7,253	1.0	1,701,409
The TJX Cos., Inc.	14,018	0.5	808,138
Other Securities		2.1	3,418,462
		9.9	16,423,417

Semiconductors & Semiconductor Equipment 4.4%
Broadcom, Inc.	4,460	0.8	1,306,111
NVIDIA Corp.	6,737	0.8	1,354,272
QUALCOMM, Inc.	14,038	0.7	1,129,217
Texas Instruments, Inc.	10,824	0.8	1,277,124
Other Securities		1.3	2,257,779
		4.4	7,324,503

Software & Services 23.0%
Accenture plc, Class A	7,356	0.8	1,363,950
Adobe, Inc. *	5,621	0.9	1,562,245
Automatic Data Processing, Inc.	5,021	0.5	814,557
International Business Machines Corp.	6,194	0.5	828,324
Intuit, Inc.	2,871	0.4	739,282
Mastercard, Inc., Class A	10,361	1.7	2,868,028
Microsoft Corp.	87,305	7.5	12,516,918
Oracle Corp.	25,878	0.9	1,410,092
PayPal Holdings, Inc. *	13,563	0.9	1,411,908
salesforce.com, Inc. *	9,462	0.9	1,480,708
Visa, Inc., Class A	20,081	2.2	3,591,688
Other Securities		5.8	9,494,580
		23.0	38,082,280

Technology Hardware & Equipment 10.5%
Apple, Inc.	52,189	7.8	12,982,536
Cisco Systems, Inc.	49,468	1.4	2,350,225
Other Securities		1.3	1,992,100
		10.5	17,324,861

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.2%
Other Securities		0.2	244,724

Transportation 2.0%
Union Pacific Corp.	8,177	0.8	1,352,966
United Parcel Service, Inc., Class B	8,064	0.6	928,731
Other Securities		0.6	1,074,005
		2.0	3,355,702
Total Common Stock
(Cost $139,882,179)			165,443,941

Other Investment Companies 0.3% of net assets

Equity Funds 0.1%
Other Securities		0.1	98,484

Money Market Fund 0.2%
Other Securities		0.2	383,584
Total Other Investment Companies
(Cost $481,359)			482,068

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 12/20/19	3	247,515	(571)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 10/31/19	Balance of Shares Held at 10/31/19	Distributions Received
The Charles Schwab Corp.	$405,247	$335,030	($352,188)	($89,475)	$30,038	$328,652	8,073	$6,379

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$165,443,941	$—	$—	$165,443,941
Other Investment Companies[1]	482,068	—	—	482,068
Liabilities
Futures Contracts[2]	(571)	—	—	(571)
Total	$165,925,438	$—	$—	$165,925,438
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of October 31, 2019
Assets
Investment in affiliated issuer, at value (cost $356,778)		$328,652
Investments in unaffiliated issuers, at value (cost $140,006,760)		165,597,357
Deposit with broker for futures contracts		44,355
Receivables:
Fund shares sold		818,994
Dividends		72,165
Income from securities on loan	+	70
Total assets		166,861,593
Liabilities
Payables:
Investments bought		989,253
Investment adviser fees		4,790
Fund shares redeemed		47,623
Variation margin on futures contracts	+	565
Total liabilities		1,042,231
Net Assets
Total assets		166,861,593
Total liabilities	–	1,042,231
Net assets		$165,819,362
Net Assets by Source
Capital received from investors		143,251,421
Total distributable earnings		22,567,941

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$165,819,362		3,380,074		$49.06

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2018 through October 31, 2019
Investment Income
Dividends received from affiliated issuer		$6,379
Dividends received from unaffiliated issuers (net of foreign withholding tax of $19)		1,713,406
Securities on loan, net	+	278
Total investment income		1,720,063
Expenses
Investment adviser fees		46,735
Total expenses	–	46,735
Net investment income		1,673,328
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(89,475)
Net realized losses on unaffiliated issuers		(3,864,811)
Net realized gains on futures contracts	+	101,973
Net realized losses		(3,852,313)
Net change in unrealized appreciation (depreciation) on affiliated issuer		30,038
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		25,085,487
Net change in unrealized appreciation (depreciation) on futures contracts	+	(7,501)
Net change in unrealized appreciation (depreciation)	+	25,108,024
Net realized and unrealized gains		21,255,711
Increase in net assets resulting from operations		$22,929,039

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/18-10/31/19		12/20/17*-10/31/18
Net investment income		$1,673,328	$654,019
Net realized losses		(3,852,313)	(519,372)
Net change in unrealized appreciation (depreciation)	+	25,108,024	453,876
Increase in net assets from operations		22,929,039	588,523
Distributions to Shareholders
Total distributions		($949,803)	$—

Transactions in Fund Shares
		11/1/18-10/31/19		12/20/17*-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,776,749	$120,542,470	2,550,923	$107,925,443
Shares reinvested		22,696	838,591	—	—
Shares redeemed	+	(1,608,317)	(70,292,844)	(361,977)	(15,762,057)
Net transactions in fund shares		1,191,128	$51,088,217	2,188,946	$92,163,386
Shares Outstanding and Net Assets
		11/1/18-10/31/19		12/20/17*-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,188,946	$92,751,909	—	$—
Total increase	+	1,191,128	73,067,453	2,188,946	92,751,909
End of period		3,380,074	$165,819,362	2,188,946	$92,751,909
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
Financial Highlights
	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.13	0.82
Net realized and unrealized gains (losses)	3.10	(1.31)
Total from investment operations	4.23	(0.49)
Less distributions:
Distributions from net investment income	(0.62)	—
Distributions from net realized gains	(0.06)	—
Total distributions	(0.68)	—
Net asset value at end of period	$43.06	$39.51
Total return	11.08%	(1.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [4]	0.040% [5],[6]
Net operating expenses	N/A	0.02% [5],[6]
Net investment income (loss)	2.79%	2.36% [5]
Portfolio turnover rate	22%	22% [3]
Net assets, end of period (x 1,000,000)	$212	$70

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio. (See financial note 4)
5
Annualized.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of October 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	2,116,112

Banks 11.1%
Bank of America Corp.	129,894	1.9	4,061,785
Citigroup, Inc.	34,830	1.2	2,502,884
JPMorgan Chase & Co.	49,037	2.9	6,125,702
The PNC Financial Services Group, Inc.	6,860	0.5	1,006,362
U.S. Bancorp	22,068	0.6	1,258,317
Wells Fargo & Co.	61,239	1.5	3,161,770
Other Securities		2.5	5,350,891
		11.1	23,467,711

Capital Goods 7.2%
Caterpillar, Inc.	7,760	0.5	1,069,328
General Electric Co.	133,474	0.6	1,332,071
Honeywell International, Inc.	5,679	0.5	980,934
United Technologies Corp.	12,510	0.8	1,796,186
Other Securities		4.8	10,198,146
		7.2	15,376,665

Commercial & Professional Services 0.5%
Other Securities		0.5	975,664

Consumer Durables & Apparel 0.9%
Other Securities		0.9	1,958,503

Consumer Services 2.0%
McDonald's Corp.	9,930	0.9	1,953,231
Other Securities		1.1	2,198,916
		2.0	4,152,147

Diversified Financials 8.1%
Berkshire Hathaway, Inc., Class B *	30,170	3.0	6,413,538
BlackRock, Inc.	1,826	0.4	843,064
CME Group, Inc.	5,460	0.5	1,123,395
Morgan Stanley	18,324	0.4	843,820
The Charles Schwab Corp. (a)	7,215	0.1	293,723
The Goldman Sachs Group, Inc.	4,989	0.5	1,064,553
Other Securities		3.2	6,703,270
		8.1	17,285,363

Security	Number of Shares	% of Net Assets	Value ($)
Energy 8.0%
Chevron Corp.	29,405	1.6	3,415,097
ConocoPhillips	17,139	0.4	946,073
Exxon Mobil Corp.	65,292	2.1	4,411,780
Phillips 66	6,917	0.4	808,044
Other Securities		3.5	7,500,223
		8.0	17,081,217

Food & Staples Retailing 1.8%
Walmart, Inc.	21,659	1.2	2,539,735
Other Securities		0.6	1,182,103
		1.8	3,721,838

Food, Beverage & Tobacco 4.2%
Mondelez International, Inc., Class A	21,920	0.5	1,149,704
Philip Morris International, Inc.	23,972	0.9	1,952,280
The Coca-Cola Co.	18,795	0.5	1,023,012
Other Securities		2.3	4,825,282
		4.2	8,950,278

Health Care Equipment & Services 5.8%
Abbott Laboratories	15,058	0.6	1,258,999
Becton, Dickinson & Co.	3,778	0.5	967,168
CVS Health Corp.	20,020	0.6	1,329,128
Danaher Corp.	9,296	0.6	1,281,175
Medtronic plc	20,697	1.1	2,253,903
Other Securities		2.4	5,246,870
		5.8	12,337,243

Household & Personal Products 3.0%
Colgate-Palmolive Co.	12,963	0.4	889,262
The Procter & Gamble Co.	35,913	2.1	4,471,528
Other Securities		0.5	975,767
		3.0	6,336,557

Insurance 4.4%
Chubb Ltd.	7,020	0.5	1,069,988
Other Securities		3.9	8,353,010
		4.4	9,422,998

Materials 4.2%
Linde plc	8,369	0.8	1,659,991
Other Securities		3.4	7,334,289
		4.2	8,994,280

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media & Entertainment 4.0%
Comcast Corp., Class A	36,831	0.8	1,650,765
The Walt Disney Co.	26,932	1.6	3,499,005
Other Securities		1.6	3,355,285
		4.0	8,505,055

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Allergan plc	5,058	0.4	890,764
Bristol-Myers Squibb Co.	14,888	0.4	854,125
Gilead Sciences, Inc.	16,843	0.5	1,073,068
Johnson & Johnson	34,789	2.2	4,593,540
Pfizer, Inc.	85,817	1.6	3,292,798
Other Securities		1.7	3,680,050
		6.8	14,384,345

Real Estate 5.5%
Prologis, Inc.	9,678	0.4	849,341
Other Securities		5.1	10,848,176
		5.5	11,697,517

Retailing 2.1%
The Home Depot, Inc.	7,312	0.8	1,715,249
Other Securities		1.3	2,724,632
		2.1	4,439,881

Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	68,383	1.8	3,865,691
Micron Technology, Inc. *	17,055	0.4	810,965
Other Securities		1.2	2,465,191
		3.4	7,141,847

Software & Services 1.5%
Other Securities		1.5	3,162,298

Technology Hardware & Equipment 1.2%
Other Securities		1.2	2,634,195

Telecommunication Services 4.2%
AT&T, Inc.	112,599	2.0	4,333,935
Verizon Communications, Inc.	63,830	1.8	3,859,800
Other Securities		0.4	618,285
		4.2	8,812,020

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.9%
Other Securities		1.9	3,981,247

Utilities 6.8%
Dominion Energy, Inc.	12,357	0.5	1,020,070
Duke Energy Corp.	11,227	0.5	1,058,257
NextEra Energy, Inc.	7,379	0.8	1,758,711
The Southern Co.	16,041	0.5	1,005,129
Other Securities		4.5	9,625,194
		6.8	14,467,361
Total Common Stock
(Cost $196,691,653)			211,402,342

Other Investment Companies 0.1% of net assets

Equity Funds 0.1%
Other Securities		0.1	143,077

Securities Lending Collateral 0.0%
Other Securities		0.0	99,345
Total Other Investment Companies
(Cost $242,598)			242,422

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 12/20/19	10	638,450	(34)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $90,270.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended October 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 10/31/19	Balance of Shares Held at 10/31/19	Distributions Received
The Charles Schwab Corp.	$—	$296,544	($7,029)	($177)	$4,385	$293,723	7,215	$1,138

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$211,402,342	$—	$—	$211,402,342
Other Investment Companies[1]	242,422	—	—	242,422
Liabilities
Futures Contracts[2]	(34)	—	—	(34)
Total	$211,644,730	$—	$—	$211,644,730
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of October 31, 2019
Assets
Investment in affiliated issuer, at value (cost $289,338)		$293,723
Investments in unaffiliated issuers, at value (cost $196,545,568) including securities on loan of $90,270		211,251,696
Collateral invested for securities on loan, at value (cost $99,345)		99,345
Deposit with broker for futures contracts		42,514
Receivables:
Fund shares sold		784,911
Dividends		268,505
Income from securities on loan	+	332
Total assets		212,741,026
Liabilities
Collateral held for securities on loan		99,345
Payables:
Investments bought		170,855
Investment adviser fees		6,108
Due to custodian		157,402
Fund shares redeemed		93,985
Variation margin on futures contracts	+	15
Total liabilities		527,710
Net Assets
Total assets		212,741,026
Total liabilities	–	527,710
Net assets		$212,213,316
Net Assets by Source
Capital received from investors		190,565,246
Total distributable earnings		21,648,070

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$212,213,316		4,927,964		$43.06

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2018 through October 31, 2019
Investment Income
Dividends received from affiliated issuer		$1,138
Dividends received from unaffiliated issuers (net of foreign withholding tax of $579)		4,615,666
Securities on loan, net	+	1,970
Total investment income		4,618,774
Expenses
Investment adviser fees		57,745
Total expenses	–	57,745
Net investment income		4,561,029
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(177)
Net realized gains on unaffiliated issuers		3,149,626
Net realized gains on futures contracts	+	105,612
Net realized gains		3,255,061
Net change in unrealized appreciation (depreciation) on affiliated issuer		4,385
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		16,349,993
Net change in unrealized appreciation (depreciation) on futures contracts	+	(914)
Net change in unrealized appreciation (depreciation)	+	16,353,464
Net realized and unrealized gains		19,608,525
Increase in net assets resulting from operations		$24,169,554

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/18-10/31/19		12/20/17*-10/31/18
Net investment income		$4,561,029	$1,002,360
Net realized gains (losses)		3,255,061	(344,905)
Net change in unrealized appreciation (depreciation)	+	16,353,464	(1,642,985)
Increase (decrease) in net assets from operations		24,169,554	(985,530)
Distributions to Shareholders
Total distributions		($1,536,515)	$—

Transactions in Fund Shares
		11/1/18-10/31/19		12/20/17*-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,104,466	$157,914,398	1,995,233	$80,009,188
Shares reinvested		38,320	1,344,745	—	—
Shares redeemed	+	(979,981)	(39,427,758)	(230,074)	(9,274,766)
Net transactions in fund shares		3,162,805	$119,831,385	1,765,159	$70,734,422
Shares Outstanding and Net Assets
		11/1/18-10/31/19		12/20/17*-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,765,159	$69,748,892	—	$—
Total increase	+	3,162,805	142,464,424	1,765,159	69,748,892
End of period		4,927,964	$212,213,316	1,765,159	$69,748,892
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.70	0.59
Net realized and unrealized gains (losses)	4.54	(1.04)
Total from investment operations	5.24	(0.45)
Less distributions:
Distributions from net investment income	(0.42)	—
Distributions from net realized gains	(0.08)	—
Total distributions	(0.50)	—
Net asset value at end of period	$44.29	$39.55
Total return	13.61%	(1.13%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.05% [5],[6]
Net operating expenses	N/A	0.03% [5],[6]
Net investment income (loss)	1.67%	1.65% [5]
Portfolio turnover rate	21%	15% [3]
Net assets, end of period (x 1,000,000)	$357	$171

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio. (See financial note 4)
5
Annualized.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	2,751,807

Banks 4.2%
SunTrust Banks, Inc.	20,634	0.4	1,410,128
Other Securities		3.8	13,457,214
		4.2	14,867,342

Capital Goods 9.2%
Cummins, Inc.	7,165	0.3	1,235,819
Ingersoll-Rand plc	11,216	0.4	1,423,198
L3Harris Technologies, Inc.	10,288	0.6	2,122,517
PACCAR, Inc.	15,800	0.3	1,201,748
TransDigm Group, Inc.	2,291	0.3	1,205,707
Other Securities		7.3	25,779,857
		9.2	32,968,846

Commercial & Professional Services 2.6%
IHS Markit Ltd. *	18,439	0.4	1,291,099
Other Securities		2.2	8,167,501
		2.6	9,458,600

Consumer Durables & Apparel 2.7%
lululemon Athletica, Inc. *	5,498	0.3	1,123,076
Other Securities		2.4	8,662,554
		2.7	9,785,630

Consumer Services 3.3%
Hilton Worldwide Holdings, Inc.	13,188	0.4	1,278,709
Other Securities		2.9	10,361,433
		3.3	11,640,142

Diversified Financials 5.0%
Discover Financial Services	14,808	0.3	1,188,490
State Street Corp.	17,353	0.3	1,146,513
T. Rowe Price Group, Inc.	10,741	0.3	1,243,808
Other Securities		4.1	14,159,239
		5.0	17,738,050

Security	Number of Shares	% of Net Assets	Value ($)
Energy 3.6%
ONEOK, Inc.	19,145	0.4	1,336,895
The Williams Cos., Inc.	56,524	0.4	1,261,050
Other Securities		2.8	10,451,011
		3.6	13,048,956

Food & Staples Retailing 0.5%
Other Securities		0.5	1,755,889

Food, Beverage & Tobacco 2.8%
Other Securities		2.8	9,998,709

Health Care Equipment & Services 6.0%
IDEXX Laboratories, Inc. *	3,956	0.3	1,127,500
McKesson Corp.	8,615	0.3	1,145,795
Zimmer Biomet Holdings, Inc.	9,553	0.4	1,320,511
Other Securities		5.0	17,738,770
		6.0	21,332,576

Household & Personal Products 0.7%
Other Securities		0.7	2,374,106

Insurance 4.0%
Willis Towers Watson plc	6,009	0.3	1,123,082
Other Securities		3.7	13,349,709
		4.0	14,472,791

Materials 5.1%
Newmont Goldcorp Corp.	38,084	0.4	1,513,077
Other Securities		4.7	16,738,406
		5.1	18,251,483

Media & Entertainment 3.8%
Other Securities		3.8	13,433,563

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
IQVIA Holdings, Inc. *	8,361	0.3	1,207,496
Other Securities		3.5	12,362,385
		3.8	13,569,881

Real Estate 10.2%
AvalonBay Communities, Inc.	6,484	0.4	1,411,307
Digital Realty Trust, Inc.	9,675	0.3	1,229,112
Equity Residential	17,027	0.4	1,509,614
Realty Income Corp.	14,821	0.3	1,212,210

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
SBA Communications Corp.	5,222	0.4	1,256,674
Ventas, Inc.	17,339	0.3	1,128,769
Welltower, Inc.	18,870	0.5	1,711,320
Other Securities		7.6	26,780,924
		10.2	36,239,930

Retailing 4.6%
AutoZone, Inc. *	1,137	0.4	1,301,160
Dollar General Corp.	12,076	0.5	1,936,266
Dollar Tree, Inc. *	10,972	0.3	1,211,309
O'Reilly Automotive, Inc. *	3,509	0.4	1,528,205
Other Securities		3.0	10,442,274
		4.6	16,419,214

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	46,674	0.4	1,583,649
KLA Corp.	7,424	0.4	1,254,953
Lam Research Corp.	6,726	0.5	1,823,015
Other Securities		2.2	7,717,647
		3.5	12,379,264

Software & Services 9.8%
Fiserv, Inc. *	26,286	0.8	2,789,996
FleetCor Technologies, Inc. *	3,968	0.3	1,167,465
Global Payments, Inc.	13,884	0.7	2,348,895
Paychex, Inc.	14,947	0.4	1,250,167
Other Securities		7.6	27,411,785
		9.8	34,968,308

Technology Hardware & Equipment 4.0%
Amphenol Corp., Class A	13,589	0.4	1,363,384
Motorola Solutions, Inc.	7,669	0.4	1,275,508
Other Securities		3.2	11,784,410
		4.0	14,423,302

Telecommunication Services 0.5%
Other Securities		0.5	1,649,749

Transportation 1.9%
Other Securities		1.9	6,888,797

Utilities 7.0%
Consolidated Edison, Inc.	15,501	0.4	1,429,502
Entergy Corp.	9,256	0.3	1,124,419
Eversource Energy	15,088	0.4	1,263,469
Security	Number of Shares	% of Net Assets	Value ($)
FirstEnergy Corp.	24,751	0.3	1,195,968
PPL Corp.	33,696	0.3	1,128,479
Public Service Enterprise Group, Inc.	23,514	0.4	1,488,671
Sempra Energy	12,790	0.5	1,848,283
WEC Energy Group, Inc.	14,680	0.4	1,385,792
Xcel Energy, Inc.	23,982	0.4	1,523,097
Other Securities		3.6	12,476,550
		7.0	24,864,230
Total Common Stock
(Cost $329,134,730)			355,281,165

Other Investment Companies 0.7% of net assets

Equity Funds 0.1%
Other Securities		0.1	237,510

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75% (b)	1,576,417	0.4	1,576,417

Securities Lending Collateral 0.2%
Other Securities		0.2	543,270
Total Other Investment Companies
(Cost $2,354,574)			2,357,197

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/20/19	5	977,500	(3,585)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $508,482.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$355,281,165	$—	$—	$355,281,165
Other Investment Companies[1]	2,357,197	—	—	2,357,197
Liabilities
Futures Contracts[2]	(3,585)	—	—	(3,585)
Total	$357,634,777	$—	$—	$357,634,777
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of October 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $330,946,034) including securities on loan of $508,482		$357,095,092
Collateral invested for securities on loan, at value (cost $543,270)		543,270
Deposit with broker for futures contracts		116,189
Receivables:
Investments sold		50,887
Fund shares sold		1,060,764
Dividends		160,496
Income from securities on loan	+	5,172
Total assets		359,031,870
Liabilities
Collateral held for securities on loan		543,270
Payables:
Investments bought		1,788,254
Investment adviser fees		11,842
Fund shares redeemed		89,132
Variation margin on futures contracts	+	3,575
Total liabilities		2,436,073
Net Assets
Total assets		359,031,870
Total liabilities	–	2,436,073
Net assets		$356,595,797
Net Assets by Source
Capital received from investors		327,701,948
Total distributable earnings		28,893,849

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$356,595,797		8,051,761		$44.29

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2018 through October 31, 2019
Investment Income
Dividends (net of foreign withholding tax of $552)		$4,885,941
Securities on loan, net	+	17,324
Total investment income		4,903,265
Expenses
Investment adviser fees		117,274
Total expenses	–	117,274
Net investment income		4,785,991
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(833,813)
Net realized gains on futures contracts	+	171,215
Net realized losses		(662,598)
Net change in unrealized appreciation (depreciation) on investments		35,437,205
Net change in unrealized appreciation (depreciation) on futures contracts	+	(9,939)
Net change in unrealized appreciation (depreciation)	+	35,427,266
Net realized and unrealized gains		34,764,668
Increase in net assets resulting from operations		$39,550,659

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/18-10/31/19		12/20/17*-10/31/18
Net investment income		$4,785,991	$1,634,470
Net realized losses		(662,598)	(58,632)
Net change in unrealized appreciation (depreciation)	+	35,427,266	(9,281,793)
Increase (decrease) in net assets from operations		39,550,659	(7,705,955)
Distributions to Shareholders
Total distributions		($2,951,274)	$—

Transactions in Fund Shares
		11/1/18-10/31/19		12/20/17*-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,140,825	$247,965,349	4,668,513	$192,981,527
Shares reinvested		76,761	2,670,904	—	—
Shares redeemed	+	(2,496,685)	(101,917,905)	(337,653)	(13,997,508)
Net transactions in fund shares		3,720,901	$148,718,348	4,330,860	$178,984,019
Shares Outstanding and Net Assets
		11/1/18-10/31/19		12/20/17*-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,330,860	$171,278,064	—	$—
Total increase	+	3,720,901	185,317,733	4,330,860	171,278,064
End of period		8,051,761	$356,595,797	4,330,860	$171,278,064
*	Commencement of operations.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$19.00	$21.01	$17.52	$18.49	$19.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.64	0.62	0.55	0.53	0.54
Net realized and unrealized gains (losses)	1.39	(2.06)	3.49	(1.03)	(0.86)
Total from investment operations	2.03	(1.44)	4.04	(0.50)	(0.32)
Less distributions:
Distributions from net investment income	(0.55)	(0.57)	(0.55)	(0.47)	(0.61)
Net asset value at end of period	$20.48	$19.00	$21.01	$17.52	$18.49
Total return	11.27%	(7.11%)	23.76%	(2.64%)	(1.53%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.11% [2]	0.23%	0.23%
Net operating expenses	N/A	N/A [3]	0.10% [2]	0.19%	0.19%
Net investment income (loss)	3.32%	2.99%	2.88%	3.06%	2.82%
Portfolio turnover rate	5%	5%	3%	4%	7%
Net assets, end of period (x 1,000,000)	$5,443	$4,314	$4,128	$2,900	$2,844

1
Calculated based on the average shares outstanding during the period.
2
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
3
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2019

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.8% of net assets

Australia 6.9%
BHP Group Ltd.	1,115,697	0.5	27,348,469
Commonwealth Bank of Australia	669,438	0.7	36,296,990
CSL Ltd.	171,339	0.6	30,216,704
National Australia Bank Ltd.	1,067,056	0.4	20,945,385
Westpac Banking Corp.	1,301,398	0.5	25,267,275
Other Securities		4.2	233,526,561
		6.9	373,601,384

Austria 0.2%
Other Securities		0.2	12,524,358

Belgium 0.9%
Anheuser-Busch InBev S.A./N.V.	288,086	0.4	23,253,549
Other Securities		0.5	27,442,467
		0.9	50,696,016

Denmark 1.8%
Novo Nordisk A/S, Class B	669,249	0.7	36,801,129
Other Securities		1.1	58,680,412
		1.8	95,481,541

Finland 0.9%
Other Securities		0.9	51,613,708

France 11.3%
Air Liquide S.A.	178,786	0.4	23,771,572
Airbus SE	220,573	0.6	31,643,014
BNP Paribas S.A.	427,117	0.4	22,320,939
L'Oreal S.A.	95,425	0.5	27,869,984
LVMH Moet Hennessy Louis Vuitton SE	105,026	0.8	44,851,942
Sanofi	426,921	0.7	39,356,593
TOTAL S.A.	906,552	0.9	47,927,766
Vinci S.A.	193,107	0.4	21,665,877
Other Securities		6.6	355,911,716
		11.3	615,319,403

Germany 8.2%
adidas AG	68,493	0.4	21,148,633
Allianz SE	160,325	0.7	39,154,979
BASF SE	347,610	0.5	26,425,035
Bayer AG	352,192	0.5	27,321,705
Deutsche Telekom AG	1,260,647	0.4	22,181,789
SAP SE	371,644	0.9	49,243,367
Security	Number of Shares	% of Net Assets	Value ($)
Siemens AG	289,259	0.6	33,380,486
Other Securities		4.2	226,165,502
		8.2	445,021,496

Hong Kong 3.6%
AIA Group Ltd.	4,577,000	0.8	45,578,762
Other Securities		2.8	148,863,250
		3.6	194,442,012

Ireland 0.6%
Other Securities		0.6	30,088,367

Israel 0.6%
Other Securities		0.6	30,802,619

Italy 2.3%
Enel S.p.A.	3,074,359	0.4	23,827,383
Other Securities		1.9	104,167,600
		2.3	127,994,983

Japan 24.6%
Keyence Corp.	34,400	0.4	21,750,997
Mitsubishi UFJ Financial Group, Inc.	4,655,209	0.4	24,133,946
SoftBank Group Corp.	624,400	0.4	24,018,423
Sony Corp.	482,300	0.5	29,357,188
Takeda Pharmaceutical Co., Ltd.	561,090	0.4	20,273,895
Toyota Motor Corp.	863,503	1.1	59,910,600
Other Securities		21.4	1,157,218,864
		24.6	1,336,663,913

Netherlands 3.9%
ASML Holding N.V.	161,035	0.8	42,209,576
Unilever N.V.	551,641	0.6	32,605,664
Other Securities		2.5	135,212,408
		3.9	210,027,648

New Zealand 0.2%
Other Securities		0.2	12,928,238

Norway 0.6%
Other Securities		0.6	33,821,357

Portugal 0.2%
Other Securities		0.2	8,556,971

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.3%
Other Securities		1.3	69,656,137

Spain 2.8%
Banco Santander S.A.	6,359,506	0.5	25,535,308
Iberdrola S.A.	2,268,409	0.4	23,316,961
Other Securities		1.9	106,057,214
		2.8	154,909,483

Sweden 2.6%
Other Securities		2.6	142,642,192

Switzerland 9.2%
Nestle S.A.	1,160,625	2.3	124,165,185
Novartis AG	812,898	1.3	71,027,123
Roche Holding AG	265,904	1.5	80,025,351
Zurich Insurance Group AG	57,412	0.4	22,488,283
Other Securities		3.7	203,823,349
		9.2	501,529,291

United Kingdom 16.1%
AstraZeneca plc	495,825	0.9	48,351,474
BP plc	7,704,296	0.9	48,855,723
British American Tobacco plc	871,028	0.6	30,464,955
Diageo plc	899,070	0.7	36,799,813
GlaxoSmithKline plc	1,892,006	0.8	43,336,275
HSBC Holdings plc	7,660,241	1.1	57,873,949
Reckitt Benckiser Group plc	268,592	0.4	20,784,083
Rio Tinto plc	428,305	0.4	22,298,332
Royal Dutch Shell plc, A Shares	1,647,039	0.9	47,744,501
Royal Dutch Shell plc, B Shares	1,418,805	0.8	40,861,248
Unilever plc	419,199	0.5	25,101,192
Vodafone Group plc	10,087,787	0.4	20,586,342
Other Securities		7.7	434,191,992
		16.1	877,249,879
Total Common Stock
(Cost $4,441,053,703)			5,375,570,996

Preferred Stock 0.5% of net assets

Germany 0.5%
Other Securities		0.5	29,942,308

United Kingdom 0.0%
Other Securities		0.0	38,493
Total Preferred Stock
(Cost $26,636,648)			29,980,801
Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Other Securities		0.1	3,797,238
Total Other Investment Company
(Cost $3,797,238)			3,797,238
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Other Securities		0.1	6,139,051
Total Short-Term Investments
(Cost $6,139,051)			6,139,051

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/20/19	376	36,795,360	845,450
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,604,867.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Condensed Portfolio Holdings  as of October 31, 2019 (continued)

The following is a summary of the inputs used to value the fund’s investments as of October 31, 2019 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$868,650,190	$—	$868,650,190
Belgium	1,161,425	49,534,591	—	50,696,016
Finland	2,912,301	48,701,407	—	51,613,708
France	14,738,601	600,580,802	—	615,319,403
Germany	57,277,823	387,743,673	—	445,021,496
Hong Kong	7,035,336	187,406,676	—	194,442,012
Ireland	14,337,258	15,751,109	—	30,088,367
Israel	12,157,662	18,644,957	—	30,802,619
Japan	3,751,875	1,332,912,038	—	1,336,663,913
Netherlands	32,417,996	177,609,652	—	210,027,648
Portugal	—	8,556,971	— *	8,556,971
Spain	—	153,994,944	914,539	154,909,483
Switzerland	6,188,738	495,340,553	—	501,529,291
United Kingdom	5,252,843	871,997,036	—	877,249,879
Preferred Stock[1]	—	29,942,308	—	29,942,308
United Kingdom	—	—	38,493	38,493
Other Investment Company[1]	3,797,238	—	—	3,797,238
Short-Term Investments[1]	—	6,139,051	—	6,139,051
Futures Contracts[2]	845,450	—	—	845,450
Total	$161,874,546	$5,253,505,958	$953,032	$5,416,333,536
*	Level 3 amount shown includes securities determined to have no value at October 31, 2019.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Assets and Liabilities

As of October 31, 2019
Assets
Investments in unaffiliated issuers, at value (cost $4,473,829,402) including securities on loan of $3,604,867		$5,411,690,848
Collateral invested for securities on loan, at value (cost $3,797,238)		3,797,238
Foreign currency, at value (cost $72,285)		72,327
Deposit with broker for futures contracts		2,020,001
Receivables:
Dividends		15,085,513
Fund shares sold		10,864,700
Foreign tax reclaims		6,985,538
Variation margin on futures contracts		846,191
Income from securities on loan		22,360
Interest	+	169
Total assets		5,451,384,885
Liabilities
Collateral held for securities on loan		3,797,238
Payables:
Investments bought		720,471
Investment adviser fees		269,169
Fund shares redeemed	+	3,352,301
Total liabilities		8,139,179
Net Assets
Total assets		5,451,384,885
Total liabilities	–	8,139,179
Net assets		$5,443,245,706
Net Assets by Source
Capital received from investors		4,616,138,343
Total distributable earnings		827,107,363

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,443,245,706		265,794,580		$20.48

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Operations

For the period November 1, 2018 through October 31, 2019
Investment Income
Dividends (net of foreign withholding tax of $16,316,458)		$163,480,665
Interest		224,703
Securities on loan, net	+	870,380
Total investment income		164,575,748
Expenses
Investment adviser fees		2,922,442
Professional fees	+	48,181*
Total expenses		2,970,623
Expense reduction by CSIM	–	48,181*
Net expenses	–	2,922,442
Net investment income		161,653,306
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(83,545,365)
Net realized gains on futures contracts		2,710,754
Net realized losses on foreign currency transactions	+	(212,722)
Net realized losses		(81,047,333)
Net change in unrealized appreciation (depreciation) on investments		449,951,951
Net change in unrealized appreciation (depreciation) on futures contracts		371,769
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	255,959
Net change in unrealized appreciation (depreciation)	+	450,579,679
Net realized and unrealized gains		369,532,346
Increase in net assets resulting from operations		$531,185,652
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2(d) and 4 for additional information.

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	11/1/18-10/31/19		11/1/17-10/31/18
Net investment income		$161,653,306	$133,025,660
Net realized losses		(81,047,333)	(29,407,991)
Net change in unrealized appreciation (depreciation)	+	450,579,679	(439,100,565)
Increase (decrease) in net assets from operations		531,185,652	(335,482,896)
Distributions to Shareholders
Total distributions		($132,253,839)	($112,933,005)

Transactions in Fund Shares
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	VALUE	SHARES	VALUE
Shares sold		101,475,911	$1,918,826,792	68,078,593	$1,412,881,267
Shares reinvested		5,815,026	99,611,394	4,270,674	88,744,607
Shares redeemed	+	(68,493,022)	(1,288,104,681)	(41,807,131)	(866,997,348)
Net transactions in fund shares		38,797,915	$730,333,505	30,542,136	$634,628,526
Shares Outstanding and Net Assets
		11/1/18-10/31/19		11/1/17-10/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		226,996,665	$4,313,980,388	196,454,529	$4,127,767,763
Total increase	+	38,797,915	1,129,265,318	30,542,136	186,212,625
End of period		265,794,580	$5,443,245,706	226,996,665	$4,313,980,388

Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Equity Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Target 2035 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Global Real Estate Fund
Schwab Short-Term Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of October 31, 2019 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers,

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of October 31, 2019, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of October 31, 2019, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between CSIM and each trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of October 31, 2019, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. A fund may emphasize “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

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Schwab Equity Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%

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Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Prior to December 20, 2018, the advisory and administrative services fee of each fund were as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
0.03%	0.05%	0.05%	0.03%	0.04%	0.04%	0.05%	0.06%
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of October 31, 2019, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.5%	2.9%	—%	1.8%
Schwab MarketTrack Balanced Portfolio	0.3%	1.4%	—%	0.7%
Schwab MarketTrack Conservative Portfolio	0.1%	0.4%	—%	0.2%
Schwab MarketTrack Growth Portfolio	0.6%	2.7%	—%	1.4%
Schwab Target 2010 Fund	0.0%*	—%	0.1%	—%
Schwab Target 2015 Fund	0.0%*	—%	0.2%	—%
Schwab Target 2020 Fund	0.2%	—%	1.4%	—%
Schwab Target 2025 Fund	0.2%	—%	1.8%	—%
Schwab Target 2030 Fund	0.4%	—%	3.5%	—%
Schwab Target 2035 Fund	0.2%	—%	1.9%	—%
Schwab Target 2040 Fund	0.4%	—%	4.2%	—%
Schwab Target 2045 Fund	0.1%	—%	0.8%	—%
Schwab Target 2050 Fund	0.1%	—%	0.8%	—%
Schwab Target 2055 Fund	0.0%*	—%	0.4%	—%
Schwab Target 2060 Fund	0.0%*	—%	0.1%	—%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees for this reporting period, subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future.
As of October 31, 2019, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $121,249 for Schwab International Index Fund.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

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Schwab Equity Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended October 31, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$274,889,332	($34,265,003)
Schwab 1000 Index Fund	64,602,722	2,680,017
Schwab Small-Cap Index Fund	67,714,672	(10,471,359)
Schwab Total Stock Market Index Fund	110,590,734	(11,789,651)
Schwab U.S. Large-Cap Growth Index Fund	37,582,090	(302,789)
Schwab U.S. Large-Cap Value Index Fund	37,360,388	3,238,372
Schwab U.S. Mid-Cap Index Fund	13,695,328	(770,586)
Schwab International Index Fund	6,466,093	(4,066,591)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 3, 2019. On October 3, 2019, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 30, 2018. On November 30, 2018, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at October 31, 2019 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’

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Schwab Equity Index Funds
Financial Notes (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended October 31, 2019, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$155,022,024	1,112
Schwab 1000 Index Fund	32,407,003	232
Schwab Small-Cap Index Fund	21,477,898	285
Schwab Total Stock Market Index Fund	44,913,148	359
Schwab U.S. Large-Cap Growth Index Fund	416,972	5
Schwab U.S. Large-Cap Value Index Fund	614,935	10
Schwab U.S. Mid-Cap Index Fund	1,243,243	7
Schwab International Index Fund	31,554,195	341

8. Purchases and Sales of Investment Securities:
For the period ended October 31, 2019, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab S&P 500 Index Fund	$2,891,320,853	$1,029,744,231
Schwab 1000 Index Fund	988,076,766	434,289,913
Schwab Small-Cap Index Fund	930,483,181	570,333,819
Schwab Total Stock Market Index Fund	1,211,591,183	313,019,150
Schwab U.S. Large-Cap Growth Index Fund	113,242,865	60,438,497
Schwab U.S. Large-Cap Value Index Fund	159,200,342	35,788,952
Schwab U.S. Mid-Cap Index Fund	214,163,885	59,406,845
Schwab International Index Fund	1,022,577,372	236,787,297

9. Federal Income Taxes:
As of October 31, 2019, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Tax cost	$20,113,179,483	$2,758,100,305	$3,482,611,878	$6,232,488,004	$144,133,385
Gross unrealized appreciation	$21,313,500,385	$6,684,919,766	$1,331,156,626	$4,443,967,375	$23,521,541
Gross unrealized depreciation	(1,276,256,042)	(107,085,100)	(539,970,678)	(406,952,051)	(1,729,488)
Net unrealized appreciation (depreciation)	$20,037,244,343	$6,577,834,666	$791,185,948	$4,037,015,324	$21,792,053

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Tax cost	$198,424,901	$336,811,864	$4,629,773,472
Gross unrealized appreciation	$22,084,097	$43,362,876	$1,234,145,926
Gross unrealized depreciation	(8,864,268)	(22,539,963)	(447,585,862)
Net unrealized appreciation (depreciation)	$13,219,829	$20,822,913	$786,560,064

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Schwab Equity Index Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Undistributed ordinary income	$597,401,945	$140,771,767	$53,798,520	$141,729,892	$1,376,502
Undistributed long-term capital gains	76,711,728	115,672,826	187,507,760	26,277,147	—
Net unrealized appreciation (depreciation) on investments	20,037,244,343	6,577,834,666	791,185,948	4,037,015,324	21,792,053
Total	$20,711,358,016	$6,834,279,259	$1,032,492,228	$4,205,022,363	$23,168,555

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Undistributed ordinary income	$6,409,136	$5,910,400	$157,581,810
Undistributed long-term capital gains	2,019,105	2,160,536	—
Net unrealized appreciation (depreciation) on investments	13,219,829	20,822,913	786,560,064
Net other unrealized appreciation (depreciation)	—	—	31,304
Total	$21,648,070	$28,893,849	$944,173,178
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains (losses) on futures contracts and the realization for tax purposes of unrealized appreciation on investments in Passive Foreign Investment Companies (PFIC) and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
No expiration	$—	$—	$—	$—	$600,614
Total	$—	$—	$—	$—	$600,614

Expiration Date	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
No expiration	$—	$—	$117,065,815
Total	$—	$—	$117,065,815
For the fiscal year ended October 31, 2019, the funds had no capital loss carryforwards utilized and had no capital losses expired.

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Schwab Equity Index Funds
Financial Notes (continued)

9. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Current period distributions
Ordinary income	$696,643,335	$157,630,133	$75,407,201	$163,508,663	$949,803
Long-term capital gains	138,486,140	287,803,474	256,270,995	35,933,416	—
Prior period distributions
Ordinary income	$554,866,625	$134,342,862	$61,629,828	$118,432,377	$—
Long-term capital gains	—	189,924,986	119,643,043	11,101,631	—

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Current period distributions
Ordinary income	$1,536,515	$2,937,860	$132,253,839
Long-term capital gains	—	13,414	—
Prior period distributions
Ordinary income	$—	$—	$112,933,005
Long-term capital gains	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Equity Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Schwab Capital Trust and Shareholders of Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the condensed portfolio holdings, of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund (seven of the funds constituting Schwab Capital Trust) (hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund: statements of changes in net assets for each of the two years in the period ended October 31, 2019.
Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund: statements of changes in net assets for the period December 20, 2017 (commencement of operations) through October 31, 2018 and for the year ended October 31, 2019.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
December 16, 2019
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

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Schwab Equity Index Funds
Other Federal Tax Information (unaudited)

Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $15,477,505 to its shareholders for the fiscal year ended October 31, 2019. The respective foreign source income on the fund is $176,237,238.
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended October 31, 2019, qualify for the corporate dividends received deduction:
Percentage
Schwab S&P 500 Index Fund	92.39
Schwab 1000 Index Fund	92.37
Schwab Small-Cap Index Fund	47.79
Schwab Total Stock Market Index Fund	87.45
Schwab U.S. Large-Cap Growth Index Fund	92.98
Schwab U.S. Large-Cap Value Index Fund	73.00
Schwab U.S. Mid-Cap Index Fund	58.51
Schwab International Index Fund	—
For the fiscal year ended October 31, 2019, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2020 via IRS Form 1099 of the amounts for use in preparing their 2019 income tax return.

Schwab S&P 500 Index Fund	$678,919,007
Schwab 1000 Index Fund	151,721,523
Schwab Small-Cap Index Fund	37,108,334
Schwab Total Stock Market Index Fund	149,045,045
Schwab U.S. Large-Cap Growth Index Fund	905,346
Schwab U.S. Large-Cap Value Index Fund	1,176,354
Schwab U.S. Mid-Cap Index Fund	1,791,670
Schwab International Index Fund	130,102,357
Under section 852(b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended October 31, 2019:

Schwab S&P 500 Index Fund	$138,486,140
Schwab 1000 Index Fund	287,803,474
Schwab Small-Cap Index Fund	256,270,995
Schwab Total Stock Market Index Fund	35,933,416
Schwab U.S. Large-Cap Growth Index Fund	—
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	13,414
Schwab International Index Fund	—

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the amended and restated investment advisory and administration agreements (the Agreements) between Schwab Capital Trust and Schwab Investments (collectively, the Trusts) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trusts, including Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab International Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, and Schwab U.S. Mid-Cap Index Fund (each, a Fund and collectively, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreements with respect to the Funds for an additional one-year term at the June 4, 2019 in person meeting called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered that

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
many of the Funds’ shareholders are also brokerage clients of Schwab and considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit the Funds and shareholders who are brokerage clients of Schwab. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreements with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreements with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and each Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreements with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab Funds complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with

Schwab Equity Index Funds  |  Annual Report

Schwab Equity Index Funds
investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 101 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	101	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	101	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	101	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	101	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	101	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	101	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	101	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	101	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	101	Director (2012 – present), Eaton Corporation plc

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Schwab Equity Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	101	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	101	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	101	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Schwab Equity Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

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Schwab Equity Index Funds
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Equity Index Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements; and
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2019 Schwab Funds. All rights reserved.

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Schwab Equity Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
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Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
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Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
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Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

This page is intentionally left blank.

MFR13810-22
00237235

Item 2:	Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

Registrant is composed of seven operational series. One series has a fiscal year-end of October 31, whose annual financial statements are reported in Item 1, five series have a fiscal year-end of August 31 and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the seven operational series during 2019 and the nine operational series during 2018, based on their respective 2019 and 2018 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees		(c) Tax Fees[1]		(d) All Other Fees
Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018	Fiscal Year 2019	Fiscal Year 2018
$356,705	$449,730	$0	$0	$33,281	$30,180	$0	$0

[1]	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2019: $33,281	2018: $	30,180

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedule of investments for the Schwab 1000 Index Fund is filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.5%
Aptiv plc	407,343	36,477,566
BorgWarner, Inc.	327,994	13,670,790
Ford Motor Co.	6,216,648	53,401,006
General Motors Co.	2,001,382	74,371,355
Harley-Davidson, Inc.	247,963	9,648,240
		187,568,957

Banks 5.6%
Bank of America Corp.	13,318,080	416,456,362
BB&T Corp.	1,221,478	64,799,408
Citigroup, Inc.	3,592,729	258,173,506
Citizens Financial Group, Inc.	709,381	24,941,836
Comerica, Inc.	236,900	15,497,998
Fifth Third Bancorp	1,156,470	33,630,148
First Republic Bank	266,781	28,374,827
Huntington Bancshares, Inc.	1,656,000	23,399,280
JPMorgan Chase & Co.	5,081,477	634,778,107
KeyCorp	1,591,778	28,604,251
M&T Bank Corp.	211,990	33,182,795
People's United Financial, Inc.	704,862	11,397,618
Regions Financial Corp.	1,583,556	25,495,252
SunTrust Banks, Inc.	705,008	48,180,247
SVB Financial Group *	82,434	18,257,482
The PNC Financial Services Group, Inc.	708,643	103,957,928
U.S. Bancorp	2,279,340	129,967,967
Wells Fargo & Co.	6,373,412	329,059,261
Zions Bancorp NA	280,703	13,605,674
		2,241,759,947

Capital Goods 6.6%
3M Co.	914,771	150,928,067
A.O. Smith Corp.	219,589	10,909,181
Allegion plc	147,685	17,137,367
AMETEK, Inc.	362,398	33,213,777
Arconic, Inc.	614,659	16,884,683
Caterpillar, Inc.	894,752	123,296,826
Cummins, Inc.	250,285	43,169,157
Deere & Co.	500,693	87,190,679
Dover Corp.	229,949	23,889,402
Eaton Corp. plc	669,052	58,281,120
Emerson Electric Co.	976,769	68,520,345
Fastenal Co.	913,181	32,819,725
Flowserve Corp.	209,521	10,233,006
Fortive Corp.	469,565	32,399,985
Fortune Brands Home & Security, Inc.	220,509	13,241,565
General Dynamics Corp.	371,217	65,631,166
General Electric Co.	13,877,198	138,494,436
Honeywell International, Inc.	1,143,259	197,475,127
Huntington Ingalls Industries, Inc.	66,400	14,983,824
IDEX Corp.	121,044	18,825,973
Illinois Tool Works, Inc.	467,026	78,731,243
Ingersoll-Rand plc	383,911	48,714,467
Jacobs Engineering Group, Inc.	215,184	20,136,919
Security	Number of Shares	Value ($)
Johnson Controls International plc	1,264,099	54,773,410
L3Harris Technologies, Inc.	355,508	73,344,855
Lockheed Martin Corp.	394,895	148,749,049
Masco Corp.	461,293	21,334,801
Northrop Grumman Corp.	250,366	88,249,008
PACCAR, Inc.	551,523	41,948,839
Parker-Hannifin Corp.	204,258	37,479,300
Pentair plc	266,811	11,064,652
Quanta Services, Inc.	224,425	9,437,071
Raytheon Co.	442,525	93,908,230
Rockwell Automation, Inc.	185,720	31,941,983
Roper Technologies, Inc.	165,059	55,618,281
Snap-on, Inc.	88,402	14,380,353
Stanley Black & Decker, Inc.	241,804	36,592,199
Textron, Inc.	365,263	16,834,972
The Boeing Co.	849,671	288,811,670
TransDigm Group, Inc.	78,754	41,446,655
United Rentals, Inc. *	121,990	16,294,204
United Technologies Corp.	1,289,050	185,081,799
W.W. Grainger, Inc.	70,612	21,807,810
Wabtec Corp.	287,762	19,962,050
Xylem, Inc.	287,078	22,016,012
		2,636,185,243

Commercial & Professional Services 0.7%
Cintas Corp.	131,751	35,397,541
Copart, Inc. *	319,764	26,425,297
Equifax, Inc.	193,021	26,387,901
IHS Markit Ltd. *	636,892	44,595,178
Nielsen Holdings plc	559,325	11,275,992
Republic Services, Inc.	335,870	29,391,984
Robert Half International, Inc.	185,042	10,597,355
Rollins, Inc.	221,854	8,454,856
Verisk Analytics, Inc.	260,640	37,714,608
Waste Management, Inc.	621,572	69,746,594
		299,987,306

Consumer Durables & Apparel 1.1%
Capri Holdings Ltd. *	238,940	7,423,866
D.R. Horton, Inc.	533,690	27,949,345
Garmin Ltd.	229,130	21,480,938
Hanesbrands, Inc.	577,947	8,790,574
Hasbro, Inc.	186,096	18,109,002
Leggett & Platt, Inc.	207,237	10,631,258
Lennar Corp., Class A	452,799	26,986,820
Mohawk Industries, Inc. *	95,032	13,625,688
Newell Brands, Inc.	604,050	11,458,829
NIKE, Inc., Class B	1,990,227	178,224,828
NVR, Inc. *	5,451	19,823,052
PulteGroup, Inc.	409,746	16,078,433
PVH Corp.	118,314	10,312,248
Ralph Lauren Corp.	81,999	7,876,824
Tapestry, Inc.	453,028	11,715,304
Under Armour, Inc., Class A *	294,876	6,089,189
Under Armour, Inc., Class C *	313,942	5,807,927

1
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
VF Corp.	520,336	42,818,449
Whirlpool Corp.	100,831	15,338,412
		460,540,986

Consumer Services 1.9%
Carnival Corp.	637,942	27,361,332
Chipotle Mexican Grill, Inc. *	40,452	31,478,128
Darden Restaurants, Inc.	195,426	21,940,477
H&R Block, Inc.	320,597	8,011,719
Hilton Worldwide Holdings, Inc.	455,084	44,124,945
Las Vegas Sands Corp.	538,300	33,288,472
Marriott International, Inc., Class A	433,692	54,883,723
McDonald's Corp.	1,206,994	237,415,720
MGM Resorts International	827,447	23,582,240
Norwegian Cruise Line Holdings Ltd. *	340,971	17,307,688
Royal Caribbean Cruises Ltd.	272,040	29,606,113
Starbucks Corp.	1,902,983	160,916,242
Wynn Resorts Ltd.	154,206	18,711,356
Yum! Brands, Inc.	484,829	49,311,958
		757,940,113

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	80,700	6,446,316
American Express Co.	1,083,664	127,092,114
Ameriprise Financial, Inc.	207,731	31,344,531
Berkshire Hathaway, Inc., Class B *	3,116,389	662,481,974
BlackRock, Inc.	187,237	86,447,323
Capital One Financial Corp.	746,356	69,597,697
Cboe Global Markets, Inc.	176,680	20,344,702
CME Group, Inc.	569,409	117,155,902
Discover Financial Services	504,927	40,525,441
E*TRADE Financial Corp.	360,464	15,063,790
Franklin Resources, Inc.	447,730	12,334,961
Intercontinental Exchange, Inc.	891,774	84,112,124
Invesco Ltd.	610,769	10,273,135
MarketAxess Holdings, Inc.	59,780	22,034,310
Moody's Corp.	258,185	56,978,848
Morgan Stanley	1,993,390	91,795,609
MSCI, Inc.	134,900	31,642,144
Nasdaq, Inc.	182,034	18,161,532
Northern Trust Corp.	341,052	33,996,063
Raymond James Financial, Inc.	196,221	16,382,491
S&P Global, Inc.	391,930	101,114,021
State Street Corp.	590,075	38,986,255
Synchrony Financial	968,194	34,245,022
T. Rowe Price Group, Inc.	373,600	43,262,880
The Bank of New York Mellon Corp.	1,361,099	63,631,378
The Charles Schwab Corp. (a)	1,841,508	74,967,791
The Goldman Sachs Group, Inc.	515,390	109,973,918
		2,020,392,272

Energy 4.3%
Apache Corp.	597,629	12,944,644
Baker Hughes Co.	1,029,696	22,035,494
Cabot Oil & Gas Corp.	665,522	12,405,330
Chevron Corp.	3,017,155	350,412,382
Cimarex Energy Co.	161,415	6,814,941
Concho Resources, Inc.	321,431	21,703,021
ConocoPhillips	1,766,767	97,525,538
Devon Energy Corp.	638,762	12,954,093
Diamondback Energy, Inc.	259,022	22,213,727
EOG Resources, Inc.	921,348	63,858,630
Exxon Mobil Corp.	6,724,390	454,367,032
Halliburton Co.	1,404,062	27,028,194
Helmerich & Payne, Inc.	171,303	6,423,863
Security	Number of Shares	Value ($)
Hess Corp.	411,064	27,027,458
HollyFrontier Corp.	240,558	13,216,257
Kinder Morgan, Inc.	3,090,121	61,740,618
Marathon Oil Corp.	1,278,325	14,739,087
Marathon Petroleum Corp.	1,047,441	66,983,852
National Oilwell Varco, Inc.	606,698	13,723,509
Noble Energy, Inc.	766,473	14,762,270
Occidental Petroleum Corp.	1,421,251	57,560,665
ONEOK, Inc.	656,008	45,809,039
Phillips 66	711,859	83,159,368
Pioneer Natural Resources Co.	266,832	32,825,673
Schlumberger Ltd.	2,199,273	71,894,234
TechnipFMC plc	666,241	13,144,935
The Williams Cos., Inc.	1,924,333	42,931,869
Valero Energy Corp.	658,295	63,841,449
		1,734,047,172

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	699,356	207,785,661
Sysco Corp.	817,862	65,322,638
The Kroger Co.	1,266,654	31,210,355
Walgreens Boots Alliance, Inc.	1,203,634	65,935,071
Walmart, Inc.	2,260,217	265,033,045
		635,286,770

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	2,970,526	133,049,860
Archer-Daniels-Midland Co.	886,159	37,254,124
Brown-Forman Corp., Class B	288,952	18,932,135
Campbell Soup Co.	267,534	12,389,500
ConAgra Brands, Inc.	778,130	21,048,416
Constellation Brands, Inc., Class A	265,523	50,536,993
General Mills, Inc.	957,262	48,686,345
Hormel Foods Corp.	440,362	18,006,402
Kellogg Co.	396,507	25,190,090
Lamb Weston Holdings, Inc.	229,955	17,945,688
McCormick & Co., Inc. - Non Voting Shares	195,472	31,410,396
Molson Coors Brewing Co., Class B	300,969	15,867,086
Mondelez International, Inc., Class A	2,293,000	120,267,850
Monster Beverage Corp. *	612,859	34,399,776
PepsiCo, Inc.	2,221,813	304,766,089
Philip Morris International, Inc.	2,473,205	201,417,815
The Coca-Cola Co.	6,115,520	332,867,754
The Hershey Co.	236,150	34,683,350
The JM Smucker Co.	180,540	19,079,467
The Kraft Heinz Co.	985,572	31,863,543
Tyson Foods, Inc., Class A	468,923	38,822,135
		1,548,484,814

Health Care Equipment & Services 6.3%
Abbott Laboratories	2,809,275	234,883,483
ABIOMED, Inc. *	72,071	14,960,498
Align Technology, Inc. *	115,091	29,036,308
AmerisourceBergen Corp.	240,572	20,540,037
Anthem, Inc.	406,415	109,358,148
Baxter International, Inc.	809,828	62,113,808
Becton, Dickinson & Co.	429,402	109,926,912
Boston Scientific Corp. *	2,216,782	92,439,809
Cardinal Health, Inc.	471,861	23,333,527
Centene Corp. *	659,290	34,995,113
Cerner Corp.	505,027	33,897,412
Cigna Corp. *	599,566	106,998,548
CVS Health Corp.	2,068,924	137,355,864
Danaher Corp.	1,014,842	139,865,524

2
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
DaVita, Inc. *	153,316	8,984,318
DENTSPLY SIRONA, Inc.	355,521	19,475,440
Edwards Lifesciences Corp. *	330,818	78,860,395
HCA Healthcare, Inc.	424,272	56,657,283
Henry Schein, Inc. *	235,266	14,724,123
Hologic, Inc. *	424,755	20,519,914
Humana, Inc.	214,395	63,075,009
IDEXX Laboratories, Inc. *	136,747	38,974,263
Intuitive Surgical, Inc. *	182,990	101,184,321
Laboratory Corp. of America Holdings *	155,841	25,677,922
McKesson Corp.	293,099	38,982,167
Medtronic plc	2,132,179	232,194,293
Quest Diagnostics, Inc.	212,912	21,557,340
ResMed, Inc.	228,688	33,827,529
Stryker Corp.	510,281	110,358,472
Teleflex, Inc.	73,862	25,660,397
The Cooper Cos., Inc.	79,268	23,066,988
UnitedHealth Group, Inc.	1,506,989	380,816,120
Universal Health Services, Inc., Class B	128,539	17,668,971
Varian Medical Systems, Inc. *	144,571	17,465,623
WellCare Health Plans, Inc. *	79,672	23,630,715
Zimmer Biomet Holdings, Inc.	325,738	45,026,764
		2,548,093,358

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	393,289	27,506,633
Colgate-Palmolive Co.	1,365,079	93,644,419
Coty, Inc., Class A	469,771	5,491,623
Kimberly-Clark Corp.	547,894	72,804,155
The Clorox Co.	200,595	29,625,876
The Estee Lauder Cos., Inc., Class A	350,913	65,364,564
The Procter & Gamble Co.	3,975,874	495,036,072
		789,473,342

Insurance 2.3%
Aflac, Inc.	1,179,462	62,700,200
American International Group, Inc.	1,380,303	73,100,847
Aon plc	375,562	72,543,556
Arthur J. Gallagher & Co.	295,635	26,967,825
Assurant, Inc.	96,628	12,181,892
Chubb Ltd.	723,870	110,332,265
Cincinnati Financial Corp.	240,996	27,283,157
Everest Re Group Ltd.	65,104	16,737,587
Globe Life, Inc.	160,729	15,643,754
Lincoln National Corp.	317,935	17,956,969
Loews Corp.	412,908	20,232,492
Marsh & McLennan Cos., Inc.	805,954	83,512,953
MetLife, Inc.	1,262,843	59,088,424
Principal Financial Group, Inc.	414,276	22,114,053
Prudential Financial, Inc.	640,560	58,380,638
The Allstate Corp.	522,123	55,564,330
The Hartford Financial Services Group, Inc.	574,102	32,769,742
The Progressive Corp.	927,451	64,643,335
The Travelers Cos., Inc.	413,701	54,219,653
Unum Group	328,041	9,034,249
Willis Towers Watson plc	205,791	38,462,338
		933,470,259

Materials 2.7%
Air Products & Chemicals, Inc.	349,632	74,562,520
Albemarle Corp.	169,005	10,265,364
Amcor plc *	2,573,825	24,502,814
Avery Dennison Corp.	133,931	17,124,418
Ball Corp.	527,325	36,896,930
Security	Number of Shares	Value ($)
Celanese Corp.	196,470	23,802,340
CF Industries Holdings, Inc.	346,222	15,701,168
Corteva, Inc. *	1,194,420	31,508,800
Dow, Inc. *	1,183,144	59,736,941
DuPont de Nemours, Inc.	1,185,746	78,152,519
Eastman Chemical Co.	220,550	16,770,622
Ecolab, Inc.	397,236	76,297,119
FMC Corp.	207,111	18,950,656
Freeport-McMoRan, Inc.	2,296,965	22,556,196
International Flavors & Fragrances, Inc.	169,490	20,679,475
International Paper Co.	627,203	27,396,227
Linde plc	859,581	170,497,891
LyondellBasell Industries N.V., Class A	409,693	36,749,462
Martin Marietta Materials, Inc.	99,527	26,067,117
Newmont Goldcorp Corp.	1,303,581	51,791,273
Nucor Corp.	479,023	25,795,389
Packaging Corp. of America	151,608	16,595,012
PPG Industries, Inc.	375,100	46,932,512
Sealed Air Corp.	242,598	10,133,318
The Mosaic Co.	566,967	11,271,304
The Sherwin-Williams Co.	130,289	74,567,000
Vulcan Materials Co.	210,979	30,142,570
WestRock Co.	410,458	15,338,815
		1,070,785,772

Media & Entertainment 8.1%
Activision Blizzard, Inc.	1,217,052	68,191,424
Alphabet, Inc., Class A *	476,068	599,274,398
Alphabet, Inc., Class C *	480,292	605,220,752
CBS Corp., Class B - Non Voting Shares	518,969	18,703,643
Charter Communications, Inc., Class A *	257,137	120,304,117
Comcast Corp., Class A	7,209,067	323,110,383
Discovery, Inc., Class A *	250,778	6,759,721
Discovery, Inc., Class C *	550,065	13,883,641
DISH Network Corp., Class A *	381,101	13,102,252
Electronic Arts, Inc. *	469,005	45,212,082
Facebook, Inc., Class A *	3,823,917	732,853,693
Fox Corp., Class A	562,292	18,015,836
Fox Corp., Class B *	257,652	8,049,048
Netflix, Inc. *	696,229	200,103,177
News Corp., Class A	607,032	8,322,409
News Corp., Class B	205,200	2,897,424
Omnicom Group, Inc.	344,709	26,608,088
Take-Two Interactive Software, Inc. *	180,938	21,775,888
The Interpublic Group of Cos., Inc.	618,378	13,449,721
The Walt Disney Co.	2,863,364	372,008,251
TripAdvisor, Inc. *	167,462	6,765,465
Twitter, Inc. *	1,226,451	36,756,736
Viacom, Inc., Class B	566,777	12,219,712
		3,273,587,861

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	2,350,568	186,987,684
Agilent Technologies, Inc.	490,664	37,167,798
Alexion Pharmaceuticals, Inc. *	356,425	37,567,195
Allergan plc	522,035	91,935,584
Amgen, Inc.	953,396	203,311,697
Biogen, Inc. *	292,604	87,403,741
Bristol-Myers Squibb Co.	2,600,808	149,208,355
Celgene Corp. *	1,127,072	121,757,588
Eli Lilly & Co.	1,350,589	153,899,617
Gilead Sciences, Inc.	2,014,266	128,328,887
Illumina, Inc. *	233,507	69,005,989
Incyte Corp. *	285,126	23,927,774
IQVIA Holdings, Inc. *	288,876	41,719,472
Johnson & Johnson	4,194,205	553,802,828

3
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Merck & Co., Inc.	4,069,139	352,631,586
Mettler-Toledo International, Inc. *	39,149	27,597,696
Mylan N.V. *	819,793	15,699,036
PerkinElmer, Inc.	176,716	15,190,507
Perrigo Co., plc	215,899	11,446,965
Pfizer, Inc.	8,791,486	337,329,318
Regeneron Pharmaceuticals, Inc. *	126,784	38,831,403
Thermo Fisher Scientific, Inc.	636,837	192,312,037
Vertex Pharmaceuticals, Inc. *	407,788	79,714,398
Waters Corp. *	105,826	22,394,898
Zoetis, Inc.	759,251	97,123,388
		3,076,295,441

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	181,504	28,813,760
American Tower Corp.	703,512	153,421,897
Apartment Investment & Management Co., Class A	234,561	12,872,708
AvalonBay Communities, Inc.	221,579	48,228,885
Boston Properties, Inc.	228,256	31,316,723
CBRE Group, Inc., Class A *	533,749	28,582,259
Crown Castle International Corp.	659,898	91,587,243
Digital Realty Trust, Inc.	330,589	41,998,026
Duke Realty Corp.	573,562	20,154,969
Equinix, Inc.	135,044	76,540,238
Equity Residential	553,076	49,035,718
Essex Property Trust, Inc.	104,844	34,297,618
Extra Space Storage, Inc.	204,415	22,949,672
Federal Realty Investment Trust	110,665	15,051,547
HCP, Inc.	779,170	29,312,375
Host Hotels & Resorts, Inc.	1,158,688	18,990,896
Iron Mountain, Inc.	453,512	14,875,194
Kimco Realty Corp.	672,204	14,492,718
Mid-America Apartment Communities, Inc.	181,581	25,237,943
Prologis, Inc.	1,004,746	88,176,509
Public Storage	239,244	53,317,918
Realty Income Corp.	504,906	41,296,262
Regency Centers Corp.	267,561	17,990,802
SBA Communications Corp.	179,418	43,176,942
Simon Property Group, Inc.	490,176	73,859,720
SL Green Realty Corp.	131,590	11,000,924
The Macerich Co. (b)	176,260	4,847,150
UDR, Inc.	464,679	23,350,120
Ventas, Inc.	591,112	38,481,391
Vornado Realty Trust	251,105	16,480,021
Welltower, Inc.	645,869	58,573,860
Weyerhaeuser Co.	1,180,498	34,482,346
		1,262,794,354

Retailing 6.5%
Advance Auto Parts, Inc.	112,678	18,307,921
Amazon.com, Inc. *	660,440	1,173,377,330
AutoZone, Inc. *	39,004	44,635,398
Best Buy Co., Inc.	370,455	26,609,783
Booking Holdings, Inc. *	67,625	138,548,071
CarMax, Inc. *	261,974	24,408,118
Dollar General Corp.	407,780	65,383,445
Dollar Tree, Inc. *	375,934	41,503,114
eBay, Inc.	1,250,816	44,091,264
Expedia Group, Inc.	221,810	30,312,555
Genuine Parts Co.	231,881	23,786,353
Kohl's Corp.	252,246	12,930,130
L Brands, Inc.	367,808	6,267,448
LKQ Corp. *	488,037	16,588,378
Lowe's Cos., Inc.	1,227,470	136,997,927
Security	Number of Shares	Value ($)
Macy's, Inc.	492,092	7,460,115
Nordstrom, Inc.	167,165	6,001,224
O'Reilly Automotive, Inc. *	121,330	52,840,428
Ross Stores, Inc.	579,757	63,581,950
Target Corp.	813,052	86,923,389
The Gap, Inc.	347,386	5,648,496
The Home Depot, Inc.	1,740,825	408,362,728
The TJX Cos., Inc.	1,925,083	110,981,035
Tiffany & Co.	174,048	21,670,716
Tractor Supply Co.	188,134	17,876,493
Ulta Salon, Cosmetics & Fragrance, Inc. *	93,316	21,756,625
		2,606,850,434

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	1,722,298	58,437,571
Analog Devices, Inc.	588,446	62,745,997
Applied Materials, Inc.	1,465,591	79,522,968
Broadcom, Inc.	632,887	185,340,958
Intel Corp.	7,041,581	398,060,574
KLA Corp.	252,647	42,707,449
Lam Research Corp.	229,303	62,150,285
Maxim Integrated Products, Inc.	436,087	25,580,863
Microchip Technology, Inc.	378,214	35,661,798
Micron Technology, Inc. *	1,752,258	83,319,868
NVIDIA Corp.	968,373	194,662,341
Qorvo, Inc. *	186,824	15,106,589
QUALCOMM, Inc.	1,932,610	155,459,148
Skyworks Solutions, Inc.	272,632	24,825,870
Texas Instruments, Inc.	1,484,467	175,152,261
Xilinx, Inc.	400,311	36,324,220
		1,635,058,760

Software & Services 12.1%
Accenture plc, Class A	1,012,374	187,714,387
Adobe, Inc. *	771,823	214,512,766
Akamai Technologies, Inc. *	263,194	22,766,281
Alliance Data Systems Corp.	65,077	6,507,700
ANSYS, Inc. *	134,183	29,540,387
Autodesk, Inc. *	348,809	51,400,494
Automatic Data Processing, Inc.	690,064	111,949,083
Broadridge Financial Solutions, Inc.	180,907	22,653,175
Cadence Design Systems, Inc. *	444,991	29,080,162
Citrix Systems, Inc.	195,246	21,254,480
Cognizant Technology Solutions Corp., Class A	876,402	53,407,938
DXC Technology Co.	411,997	11,399,957
Fidelity National Information Services, Inc.	975,525	128,535,174
Fiserv, Inc. *	908,329	96,410,040
FleetCor Technologies, Inc. *	137,922	40,579,411
Fortinet, Inc. *	225,352	18,379,709
Gartner, Inc. *	143,092	22,047,615
Global Payments, Inc.	476,147	80,554,549
International Business Machines Corp.	1,408,106	188,306,015
Intuit, Inc.	413,712	106,530,840
Jack Henry & Associates, Inc.	122,457	17,335,013
Leidos Holdings, Inc.	214,501	18,496,421
Mastercard, Inc., Class A	1,418,805	392,739,412
Microsoft Corp.	12,134,708	1,739,753,086
Oracle Corp.	3,499,063	190,663,943
Paychex, Inc.	509,313	42,598,939
PayPal Holdings, Inc. *	1,870,718	194,741,744
salesforce.com, Inc. *	1,394,352	218,202,144
Symantec Corp.	902,445	20,647,942
Synopsys, Inc. *	238,574	32,386,421
The Western Union Co.	671,770	16,834,556

4
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
VeriSign, Inc. *	165,983	31,540,090
Visa, Inc., Class A	2,744,096	490,809,011
		4,850,278,885

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	474,367	47,593,241
Apple, Inc.	6,751,993	1,679,625,779
Arista Networks, Inc. *	86,369	21,123,266
CDW Corp.	229,624	29,371,206
Cisco Systems, Inc.	6,749,583	320,672,688
Corning, Inc.	1,242,453	36,813,882
F5 Networks, Inc. *	95,974	13,827,934
FLIR Systems, Inc.	217,819	11,230,748
Hewlett Packard Enterprise Co.	2,073,062	34,018,947
HP, Inc.	2,351,474	40,845,103
IPG Photonics Corp. *	55,795	7,492,153
Juniper Networks, Inc.	544,995	13,526,776
Keysight Technologies, Inc. *	298,110	30,082,280
Motorola Solutions, Inc.	262,652	43,684,280
NetApp, Inc.	377,645	21,102,803
Seagate Technology plc	375,726	21,803,380
TE Connectivity Ltd.	533,582	47,755,589
Western Digital Corp.	469,737	24,261,916
Xerox Holdings Corp.	300,122	10,183,139
		2,455,015,110

Telecommunication Services 2.3%
AT&T, Inc.	11,615,005	447,061,542
CenturyLink, Inc.	1,558,736	20,170,044
T-Mobile US, Inc. *	501,598	41,462,091
Verizon Communications, Inc.	6,573,990	397,529,175
		906,222,852

Transportation 1.9%
Alaska Air Group, Inc.	196,980	13,676,321
American Airlines Group, Inc.	625,978	18,816,899
C.H. Robinson Worldwide, Inc.	216,051	16,342,098
CSX Corp.	1,270,181	89,255,619
Delta Air Lines, Inc.	917,283	50,523,948
Expeditors International of Washington, Inc.	271,811	19,825,894
FedEx Corp.	380,750	58,125,295
JB Hunt Transport Services, Inc.	134,458	15,806,882
Kansas City Southern	160,133	22,543,524
Norfolk Southern Corp.	419,395	76,329,890
Southwest Airlines Co.	767,068	43,055,527
Union Pacific Corp.	1,120,085	185,329,264
United Airlines Holdings, Inc. *	350,744	31,861,585
United Parcel Service, Inc., Class B	1,110,760	127,926,229
		769,418,975

Utilities 3.5%
AES Corp.	1,057,993	18,038,781
Alliant Energy Corp.	380,335	20,287,069
Ameren Corp.	391,221	30,397,872
American Electric Power Co., Inc.	785,845	74,175,909
American Water Works Co., Inc.	287,602	35,452,698
Atmos Energy Corp.	187,695	21,111,934
CenterPoint Energy, Inc.	795,970	23,138,848
CMS Energy Corp.	450,078	28,768,986
Consolidated Edison, Inc.	529,154	48,798,582
Dominion Energy, Inc.	1,306,955	107,889,135
DTE Energy Co.	291,659	37,134,024
Duke Energy Corp.	1,158,413	109,192,009
Security	Number of Shares	Value ($)
Edison International	568,174	35,738,145
Entergy Corp.	315,084	38,276,404
Evergy, Inc.	373,016	23,839,453
Eversource Energy	512,976	42,956,610
Exelon Corp.	1,546,901	70,368,526
FirstEnergy Corp.	856,660	41,393,811
NextEra Energy, Inc.	776,419	185,051,704
NiSource, Inc.	590,897	16,568,752
NRG Energy, Inc.	400,038	16,049,525
Pinnacle West Capital Corp.	179,552	16,899,434
PPL Corp.	1,148,803	38,473,412
Public Service Enterprise Group, Inc.	801,922	50,769,682
Sempra Energy	435,764	62,972,256
The Southern Co.	1,662,027	104,142,612
WEC Energy Group, Inc.	500,844	47,279,674
Xcel Energy, Inc.	835,176	53,042,028
		1,398,207,875
Total Common Stock
(Cost $19,901,583,892)		40,097,746,858

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.75% (c)	1,405,885	1,405,885
Total Other Investment Company
(Cost $1,405,885)		1,405,885
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Sumitomo Mitsui Trust Bank, Limited.
1.18%, 11/01/19 (d)	49,185,198	49,185,198
Total Short-Term Investment
(Cost $49,185,198)		49,185,198

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	805	122,190,950	2,085,885
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,383,250.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

5
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Aptiv plc	84,410	7,558,915
Autoliv, Inc.	25,928	2,018,235
BorgWarner, Inc.	68,688	2,862,916
Ford Motor Co.	1,293,386	11,110,186
General Motors Co.	415,679	15,446,632
Gentex Corp.	83,942	2,354,573
Harley-Davidson, Inc.	51,547	2,005,694
Lear Corp.	18,352	2,161,315
Tesla, Inc. *	46,816	14,743,295
The Goodyear Tire & Rubber Co.	78,523	1,246,160
Thor Industries, Inc.	18,666	1,180,811
		62,688,732

Banks 5.5%
Associated Banc-Corp.	52,421	1,054,186
Bank of America Corp.	2,771,201	86,655,455
Bank OZK	40,961	1,149,366
BankUnited, Inc.	31,045	1,064,844
BB&T Corp.	252,999	13,421,597
BOK Financial Corp.	10,599	817,713
CIT Group, Inc.	30,989	1,329,118
Citigroup, Inc.	747,223	53,695,445
Citizens Financial Group, Inc.	147,943	5,201,676
Comerica, Inc.	49,298	3,225,075
Commerce Bancshares, Inc.	32,860	2,114,870
Cullen/Frost Bankers, Inc.	18,693	1,683,865
East West Bancorp, Inc.	48,273	2,071,877
Essent Group Ltd.	32,857	1,711,521
F.N.B. Corp.	108,393	1,307,220
Fifth Third Bancorp	242,147	7,041,635
First Citizens BancShares, Inc., Class A	2,854	1,403,940
First Financial Bankshares, Inc.	45,227	1,505,155
First Hawaiian, Inc.	43,668	1,193,446
First Horizon National Corp.	101,562	1,621,945
First Republic Bank	55,662	5,920,210
Glacier Bancorp, Inc.	28,293	1,197,360
Hancock Whitney Corp.	30,679	1,196,481
Huntington Bancshares, Inc.	343,748	4,857,159
IBERIABANK Corp.	17,273	1,267,665
Investors Bancorp, Inc.	75,440	909,052
JPMorgan Chase & Co.	1,057,707	132,128,758
KeyCorp	332,279	5,971,054
LendingTree, Inc. *	2,535	912,220
M&T Bank Corp.	44,226	6,922,696
MGIC Investment Corp.	118,705	1,627,446
New York Community Bancorp, Inc.	156,892	1,827,792
PacWest Bancorp	39,758	1,470,648
People's United Financial, Inc.	146,704	2,372,204
Pinnacle Financial Partners, Inc.	24,309	1,429,855
Popular, Inc.	32,233	1,755,409
Prosperity Bancshares, Inc.	31,369	2,165,088
Radian Group, Inc.	66,938	1,680,144
Regions Financial Corp.	329,655	5,307,445
Signature Bank	17,868	2,114,142
Security	Number of Shares	Value ($)
Sterling Bancorp	67,030	1,317,139
SunTrust Banks, Inc.	146,570	10,016,594
SVB Financial Group *	17,185	3,806,134
Synovus Financial Corp.	50,957	1,725,914
TFS Financial Corp.	16,400	315,864
The PNC Financial Services Group, Inc.	147,283	21,606,416
U.S. Bancorp	474,347	27,047,266
UMB Financial Corp.	14,027	915,402
Umpqua Holdings Corp.	73,204	1,158,087
United Bankshares, Inc.	33,952	1,342,462
Valley National Bancorp	111,634	1,292,722
Webster Financial Corp.	30,730	1,355,193
Wells Fargo & Co.	1,326,384	68,481,206
Western Alliance Bancorp	32,143	1,585,614
Wintrust Financial Corp.	18,766	1,197,646
Zions Bancorp NA	57,929	2,807,819
		518,274,255

Capital Goods 6.7%
3M Co.	190,299	31,397,432
A.O. Smith Corp.	45,777	2,274,201
Acuity Brands, Inc.	13,338	1,664,449
AECOM *	52,049	2,082,481
AGCO Corp.	20,635	1,582,498
Air Lease Corp.	34,403	1,513,044
Allegion plc	30,790	3,572,872
Allison Transmission Holdings, Inc.	40,203	1,753,253
AMETEK, Inc.	75,823	6,949,178
Arconic, Inc.	127,972	3,515,391
BWX Technologies, Inc.	31,743	1,844,268
Carlisle Cos., Inc.	18,649	2,839,683
Caterpillar, Inc.	186,152	25,651,746
Crane Co.	16,966	1,298,238
Cummins, Inc.	52,270	9,015,530
Curtiss-Wright Corp.	14,280	1,931,370
Deere & Co.	104,194	18,144,343
Donaldson Co., Inc.	42,469	2,239,815
Dover Corp.	48,323	5,020,276
Eaton Corp. plc	138,851	12,095,311
EMCOR Group, Inc.	18,661	1,636,756
Emerson Electric Co.	203,754	14,293,343
EnerSys	14,387	961,915
Fastenal Co.	188,951	6,790,899
Flowserve Corp.	43,779	2,138,166
Fluor Corp.	46,510	749,276
Fortive Corp.	97,279	6,712,251
Fortune Brands Home & Security, Inc.	46,737	2,806,557
Gardner Denver Holdings, Inc. *	44,603	1,419,714
Gates Industrial Corp. plc *	14,417	144,170
Generac Holdings, Inc. *	20,749	2,003,938
General Dynamics Corp.	77,382	13,681,138
General Electric Co.	2,887,009	28,812,350
Graco, Inc.	55,281	2,498,701
GrafTech International Ltd.	18,736	226,331
HD Supply Holdings, Inc. *	57,074	2,256,706
HEICO Corp.	13,213	1,629,691
HEICO Corp., Class A	24,022	2,288,576
Hexcel Corp.	28,336	2,114,432

6
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Honeywell International, Inc.	238,076	41,122,868
Hubbell, Inc.	18,131	2,569,163
Huntington Ingalls Industries, Inc.	13,580	3,064,463
IDEX Corp.	24,948	3,880,162
Illinois Tool Works, Inc.	97,477	16,432,673
Ingersoll-Rand plc	80,122	10,166,681
ITT, Inc.	29,201	1,735,999
Jacobs Engineering Group, Inc.	44,782	4,190,700
Johnson Controls International plc	262,842	11,388,944
L3Harris Technologies, Inc.	73,872	15,240,532
Lennox International, Inc.	11,548	2,856,513
Lincoln Electric Holdings, Inc.	20,215	1,810,658
Lockheed Martin Corp.	82,195	30,961,213
Masco Corp.	95,146	4,400,503
MasTec, Inc. *	19,962	1,256,408
MSC Industrial Direct Co., Inc., Class A	14,524	1,063,302
Nordson Corp.	16,803	2,634,878
Northrop Grumman Corp.	52,056	18,348,699
nVent Electric plc	50,997	1,175,991
Oshkosh Corp.	22,571	1,927,112
Owens Corning	36,379	2,229,305
PACCAR, Inc.	114,466	8,706,284
Parker-Hannifin Corp.	42,608	7,818,142
Pentair plc	55,620	2,306,561
Proto Labs, Inc. *	8,590	832,972
Quanta Services, Inc.	47,141	1,982,279
Raytheon Co.	91,978	19,518,651
RBC Bearings, Inc. *	8,292	1,330,369
Rockwell Automation, Inc.	38,593	6,637,610
Roper Technologies, Inc.	34,339	11,570,869
Sensata Technologies Holding plc *	53,076	2,716,960
Snap-on, Inc.	18,092	2,943,026
Spirit AeroSystems Holdings, Inc., Class A	34,044	2,785,480
Stanley Black & Decker, Inc.	50,007	7,567,559
Teledyne Technologies, Inc. *	12,111	3,991,786
Textron, Inc.	76,615	3,531,185
The Boeing Co.	176,838	60,109,005
The Middleby Corp. *	18,512	2,239,026
The Timken Co.	22,955	1,124,795
The Toro Co.	35,498	2,737,961
TransDigm Group, Inc.	16,419	8,640,991
Trex Co., Inc. *	19,670	1,728,796
United Rentals, Inc. *	25,389	3,391,209
United Technologies Corp.	268,353	38,530,124
W.W. Grainger, Inc.	14,553	4,494,549
WABCO Holdings, Inc. *	16,677	2,245,058
Wabtec Corp.	59,936	4,157,760
Watsco, Inc.	10,729	1,891,523
Woodward, Inc.	18,687	1,993,155
Xylem, Inc.	59,867	4,591,200
		630,121,941

Commercial & Professional Services 0.9%
ADT, Inc. (a)	37,530	290,482
Cintas Corp.	27,452	7,375,529
Copart, Inc. *	66,455	5,491,841
CoStar Group, Inc. *	12,061	6,627,761
Equifax, Inc.	40,215	5,497,793
IAA, Inc. *	44,407	1,694,127
IHS Markit Ltd. *	132,527	9,279,540
Insperity, Inc.	13,089	1,382,591
KAR Auction Services, Inc.	44,407	1,103,958
ManpowerGroup, Inc.	20,020	1,820,218
MSA Safety, Inc.	11,702	1,405,059
Nielsen Holdings plc	118,804	2,395,089
Republic Services, Inc.	70,045	6,129,638
Robert Half International, Inc.	38,499	2,204,838
Security	Number of Shares	Value ($)
Rollins, Inc.	46,334	1,765,789
Stericycle, Inc. *	30,083	1,732,781
The Brink's Co.	16,696	1,418,492
TransUnion	61,735	5,100,546
Verisk Analytics, Inc.	54,117	7,830,730
Waste Management, Inc.	128,887	14,462,410
		85,009,212

Consumer Durables & Apparel 1.2%
Brunswick Corp.	27,826	1,620,586
Capri Holdings Ltd. *	51,002	1,584,632
Carter's, Inc.	14,569	1,460,397
Columbia Sportswear Co.	9,818	888,038
D.R. Horton, Inc.	110,821	5,803,696
Deckers Outdoor Corp. *	9,744	1,489,858
Garmin Ltd.	47,771	4,478,531
Hanesbrands, Inc.	120,823	1,837,718
Hasbro, Inc.	38,828	3,778,353
Kontoor Brands, Inc. *	16,175	614,650
Leggett & Platt, Inc.	43,800	2,246,940
Lennar Corp., Class A	94,199	5,614,260
lululemon Athletica, Inc. *	37,372	7,633,978
Mattel, Inc. *	115,930	1,384,204
Mohawk Industries, Inc. *	19,786	2,836,917
Newell Brands, Inc.	125,922	2,388,740
NIKE, Inc., Class B	413,902	37,064,924
NVR, Inc. *	1,137	4,134,803
Polaris, Inc.	19,133	1,887,470
PulteGroup, Inc.	85,198	3,343,170
PVH Corp.	24,313	2,119,121
Ralph Lauren Corp.	16,833	1,616,978
Skechers U.S.A., Inc., Class A *	44,618	1,667,375
Tapestry, Inc.	94,373	2,440,486
Toll Brothers, Inc.	42,829	1,703,309
Under Armour, Inc., Class A *	63,104	1,303,098
Under Armour, Inc., Class C *	64,030	1,184,555
VF Corp.	107,976	8,885,345
Whirlpool Corp.	21,203	3,225,400
		116,237,532

Consumer Services 2.1%
Aramark	82,012	3,588,845
Bright Horizons Family Solutions, Inc. *	19,193	2,850,544
Caesars Entertainment Corp. *	183,951	2,258,918
Carnival Corp.	131,941	5,658,950
Chegg, Inc. *	37,671	1,154,993
Chipotle Mexican Grill, Inc. *	8,447	6,573,118
Choice Hotels International, Inc.	10,274	909,044
Churchill Downs, Inc.	11,834	1,538,302
Cracker Barrel Old Country Store, Inc.	8,038	1,249,909
Darden Restaurants, Inc.	40,487	4,545,476
Domino's Pizza, Inc.	13,520	3,672,302
Dunkin' Brands Group, Inc.	27,592	2,169,283
Eldorado Resorts, Inc. *	21,730	972,852
Grand Canyon Education, Inc. *	16,119	1,482,303
H&R Block, Inc.	66,106	1,651,989
Hilton Worldwide Holdings, Inc.	95,008	9,211,976
Las Vegas Sands Corp.	112,179	6,937,149
Marriott International, Inc., Class A	90,541	11,457,964
Marriott Vacations Worldwide Corp.	12,537	1,378,192
McDonald's Corp.	251,327	49,436,021
MGM Resorts International	172,799	4,924,772
Norwegian Cruise Line Holdings Ltd. *	70,837	3,595,686
Planet Fitness, Inc., Class A *	27,952	1,779,424
Royal Caribbean Cruises Ltd.	56,645	6,164,675
Service Corp. International	60,607	2,756,406

7
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
ServiceMaster Global Holdings, Inc. *	45,364	1,831,798
Six Flags Entertainment Corp.	25,990	1,096,518
Starbucks Corp.	396,199	33,502,588
Texas Roadhouse, Inc.	21,380	1,207,970
The Wendy's Co.	61,568	1,304,010
Vail Resorts, Inc.	13,183	3,063,334
Wyndham Destinations, Inc.	30,227	1,402,835
Wyndham Hotels & Resorts, Inc.	31,459	1,697,842
Wynn Resorts Ltd.	32,230	3,910,788
Yum! Brands, Inc.	100,378	10,209,446
		197,146,222

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	16,479	1,316,343
AGNC Investment Corp.	180,010	3,069,170
Ally Financial, Inc.	128,717	3,942,602
American Express Co.	225,179	26,408,993
Ameriprise Financial, Inc.	43,343	6,540,025
Annaly Capital Management, Inc.	478,172	4,293,985
AXA Equitable Holdings, Inc.	99,098	2,140,517
Berkshire Hathaway, Inc., Class B *	648,730	137,907,023
BlackRock, Inc.	38,889	17,955,051
Blackstone Mortgage Trust, Inc., Class A	45,023	1,634,335
Capital One Financial Corp.	155,708	14,519,771
Cboe Global Markets, Inc.	36,829	4,240,859
Chimera Investment Corp.	62,683	1,269,958
CME Group, Inc.	118,527	24,386,930
Credit Acceptance Corp. *	4,602	2,014,802
Discover Financial Services	105,374	8,457,317
E*TRADE Financial Corp.	75,025	3,135,295
Eaton Vance Corp.	38,050	1,735,080
Evercore, Inc., Class A	12,967	954,890
FactSet Research Systems, Inc.	12,736	3,228,831
FirstCash, Inc.	13,886	1,171,840
Franklin Resources, Inc.	93,498	2,575,870
Green Dot Corp., Class A *	16,392	472,745
Interactive Brokers Group, Inc., Class A	25,103	1,194,150
Intercontinental Exchange, Inc.	185,556	17,501,642
Invesco Ltd.	127,458	2,143,844
Janus Henderson Group plc	52,158	1,206,415
Jefferies Financial Group, Inc.	81,909	1,529,241
Lazard Ltd., Class A	43,357	1,618,517
LPL Financial Holdings, Inc.	27,466	2,220,351
MarketAxess Holdings, Inc.	12,407	4,573,096
Moody's Corp.	53,833	11,880,405
Morgan Stanley	415,779	19,146,623
Morningstar, Inc.	6,799	1,100,350
MSCI, Inc.	27,910	6,546,570
Nasdaq, Inc.	38,043	3,795,550
New Residential Investment Corp.	138,642	2,196,089
Northern Trust Corp.	71,155	7,092,730
OneMain Holdings, Inc.	25,087	1,003,480
Raymond James Financial, Inc.	40,814	3,407,561
S&P Global, Inc.	81,535	21,035,215
Santander Consumer USA Holdings, Inc.	34,243	858,814
SEI Investments Co.	41,874	2,509,090
SLM Corp.	138,796	1,171,438
Starwood Property Trust, Inc.	93,731	2,305,783
State Street Corp.	123,148	8,136,388
Stifel Financial Corp.	22,626	1,266,603
Synchrony Financial	202,191	7,151,496
T. Rowe Price Group, Inc.	78,127	9,047,107
TD Ameritrade Holding Corp.	89,108	3,419,965
The Bank of New York Mellon Corp.	283,946	13,274,475
The Charles Schwab Corp. (b)	383,080	15,595,187
The Goldman Sachs Group, Inc.	107,079	22,848,517
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	90,007	1,248,397
Voya Financial, Inc.	45,813	2,472,069
		473,869,390

Energy 4.1%
Antero Resources Corp. *	66,200	165,500
Apache Corp.	125,516	2,718,677
Baker Hughes Co.	214,698	4,594,537
Cabot Oil & Gas Corp.	138,178	2,575,638
Centennial Resource Development, Inc., Class A *	59,100	200,940
Cheniere Energy, Inc. *	77,403	4,764,155
Chevron Corp.	628,087	72,946,024
Cimarex Energy Co.	33,916	1,431,934
Concho Resources, Inc.	66,081	4,461,789
ConocoPhillips	367,501	20,286,055
Continental Resources, Inc. *	28,913	852,066
CVR Energy, Inc.	8,925	423,223
Devon Energy Corp.	133,046	2,698,173
Diamondback Energy, Inc.	54,023	4,633,012
EOG Resources, Inc.	192,328	13,330,254
EQT Corp.	85,155	914,565
Equitrans Midstream Corp.	68,050	947,256
Exxon Mobil Corp.	1,399,877	94,589,689
Halliburton Co.	290,788	5,597,669
Helmerich & Payne, Inc.	36,540	1,370,250
Hess Corp.	85,684	5,633,723
HollyFrontier Corp.	50,124	2,753,813
Kinder Morgan, Inc.	643,059	12,848,319
Marathon Oil Corp.	267,709	3,086,685
Marathon Petroleum Corp.	217,436	13,905,032
Murphy Oil Corp.	51,132	1,054,853
National Oilwell Varco, Inc.	128,053	2,896,559
Noble Energy, Inc.	157,372	3,030,985
Occidental Petroleum Corp.	295,495	11,967,547
ONEOK, Inc.	136,287	9,516,921
Parsley Energy, Inc., Class A	93,091	1,471,769
PBF Energy, Inc., Class A	33,772	1,090,160
Peabody Energy Corp.	23,624	248,761
Phillips 66	148,476	17,344,966
Pioneer Natural Resources Co.	55,508	6,828,594
Schlumberger Ltd.	457,318	14,949,725
Targa Resources Corp.	77,514	3,013,744
TechnipFMC plc	138,686	2,736,275
The Williams Cos., Inc.	399,776	8,919,003
Transocean Ltd. *	189,158	898,500
Valero Energy Corp.	136,901	13,276,659
WPX Energy, Inc. *	139,819	1,395,394
		378,369,393

Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings, Inc. *	40,795	1,089,227
Casey's General Stores, Inc.	12,222	2,087,640
Costco Wholesale Corp.	145,469	43,220,295
Performance Food Group Co. *	35,113	1,496,165
Sysco Corp.	169,720	13,555,536
The Kroger Co.	263,373	6,489,511
U.S. Foods Holding Corp. *	72,655	2,882,224
Walgreens Boots Alliance, Inc.	250,898	13,744,192
Walmart, Inc.	470,417	55,161,097
		139,725,887

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	617,441	27,655,182
Archer-Daniels-Midland Co.	184,707	7,765,082

8
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Brown-Forman Corp., Class B	60,157	3,941,487
Bunge Ltd.	47,128	2,544,912
Campbell Soup Co.	55,642	2,576,781
ConAgra Brands, Inc.	161,997	4,382,019
Constellation Brands, Inc., Class A	55,420	10,548,089
Darling Ingredients, Inc. *	55,304	1,067,367
Flowers Foods, Inc.	64,122	1,392,730
General Mills, Inc.	199,478	10,145,451
Hormel Foods Corp.	91,674	3,748,550
Ingredion, Inc.	22,258	1,758,382
Kellogg Co.	81,877	5,201,646
Keurig Dr Pepper, Inc.	88,388	2,489,006
Lamb Weston Holdings, Inc.	47,949	3,741,940
Lancaster Colony Corp.	6,589	917,057
McCormick & Co., Inc. - Non Voting Shares	40,804	6,556,795
Molson Coors Brewing Co., Class B	62,447	3,292,206
Mondelez International, Inc., Class A	476,837	25,010,101
Monster Beverage Corp. *	127,954	7,182,058
National Beverage Corp. (a)	4,100	180,236
PepsiCo, Inc.	462,374	63,423,842
Philip Morris International, Inc.	514,612	41,910,001
Pilgrim's Pride Corp. *	18,242	553,827
Post Holdings, Inc. *	22,899	2,356,307
Seaboard Corp.	90	379,718
The Coca-Cola Co.	1,272,943	69,286,287
The Hershey Co.	49,212	7,227,766
The JM Smucker Co.	37,424	3,954,968
The Kraft Heinz Co.	204,691	6,617,660
TreeHouse Foods, Inc. *	18,832	1,017,305
Tyson Foods, Inc., Class A	97,315	8,056,709
		336,881,467

Health Care Equipment & Services 6.2%
Abbott Laboratories	584,871	48,901,064
ABIOMED, Inc. *	15,020	3,117,852
Align Technology, Inc. *	23,937	6,039,066
Amedisys, Inc. *	10,618	1,364,625
AmerisourceBergen Corp.	50,302	4,294,785
Anthem, Inc.	84,630	22,772,240
Baxter International, Inc.	169,111	12,970,814
Becton, Dickinson & Co.	89,348	22,873,088
Boston Scientific Corp. *	461,142	19,229,621
Cantel Medical Corp.	12,112	882,844
Cardinal Health, Inc.	98,004	4,846,298
Centene Corp. *	136,232	7,231,195
Cerner Corp.	105,332	7,069,884
Chemed Corp.	5,287	2,082,602
Cigna Corp. *	124,778	22,267,882
Covetrus, Inc. *	32,898	326,184
CVS Health Corp.	430,186	28,560,049
Danaher Corp.	211,315	29,123,433
DaVita, Inc. *	31,988	1,874,497
DENTSPLY SIRONA, Inc.	74,275	4,068,784
DexCom, Inc. *	30,050	4,634,912
Edwards Lifesciences Corp. *	68,858	16,414,370
Encompass Health Corp.	32,963	2,110,291
Globus Medical, Inc., Class A *	25,641	1,342,819
Haemonetics Corp. *	16,531	1,995,788
HCA Healthcare, Inc.	87,998	11,751,253
HealthEquity, Inc. *	23,292	1,322,753
Henry Schein, Inc. *	49,006	3,067,040
Hill-Rom Holdings, Inc.	22,278	2,332,284
Hologic, Inc. *	88,024	4,252,439
Humana, Inc.	44,759	13,168,098
ICU Medical, Inc. *	6,378	1,030,749
IDEXX Laboratories, Inc. *	28,361	8,083,169
Security	Number of Shares	Value ($)
Insulet Corp. *	19,750	2,870,070
Integra LifeSciences Holdings Corp. *	23,608	1,370,680
Intuitive Surgical, Inc. *	38,136	21,087,301
Laboratory Corp. of America Holdings *	32,458	5,348,105
LHC Group, Inc. *	9,771	1,084,288
LivaNova plc *	16,259	1,149,999
Masimo Corp. *	16,355	2,384,395
McKesson Corp.	61,157	8,133,881
MEDNAX, Inc. *	27,268	598,805
Medtronic plc	443,982	48,349,640
Molina Healthcare, Inc. *	20,883	2,456,676
Penumbra, Inc. *	10,379	1,618,813
Quest Diagnostics, Inc.	44,790	4,534,987
ResMed, Inc.	47,313	6,998,539
Steris plc	27,785	3,933,522
Stryker Corp.	106,229	22,974,146
Teladoc Health, Inc. *	23,422	1,794,125
Teleflex, Inc.	15,380	5,343,166
The Cooper Cos., Inc.	16,298	4,742,718
UnitedHealth Group, Inc.	313,577	79,240,908
Universal Health Services, Inc., Class B	26,840	3,689,426
Varian Medical Systems, Inc. *	30,201	3,648,583
Veeva Systems, Inc., Class A *	43,029	6,102,803
WellCare Health Plans, Inc. *	16,580	4,917,628
West Pharmaceutical Services, Inc.	24,202	3,481,216
Wright Medical Group N.V. *	42,065	874,952
Zimmer Biomet Holdings, Inc.	67,992	9,398,534
		579,530,678

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	82,014	5,736,059
Colgate-Palmolive Co.	284,160	19,493,376
Coty, Inc., Class A	94,332	1,102,741
Herbalife Nutrition Ltd. *	31,416	1,403,353
Kimberly-Clark Corp.	113,864	15,130,248
Nu Skin Enterprises, Inc., Class A	18,980	846,128
The Clorox Co.	41,534	6,134,157
The Estee Lauder Cos., Inc., Class A	73,160	13,627,513
The Procter & Gamble Co.	827,790	103,068,133
		166,541,708

Insurance 2.6%
Aflac, Inc.	244,955	13,021,808
Alleghany Corp. *	4,737	3,686,760
American Financial Group, Inc.	24,522	2,551,269
American International Group, Inc.	288,038	15,254,492
American National Insurance Co.	3,237	388,375
Aon plc	78,001	15,066,673
Arch Capital Group Ltd. *	134,419	5,613,337
Arthur J. Gallagher & Co.	61,882	5,644,876
Assurant, Inc.	20,009	2,522,535
Assured Guaranty Ltd.	32,468	1,523,399
Athene Holding Ltd., Class A *	39,502	1,712,412
Axis Capital Holdings Ltd.	27,912	1,658,810
Brighthouse Financial, Inc. *	36,771	1,388,473
Brown & Brown, Inc.	77,637	2,925,362
Chubb Ltd.	150,775	22,981,126
Cincinnati Financial Corp.	50,113	5,673,293
CNA Financial Corp.	9,511	426,473
Erie Indemnity Co., Class A	6,101	1,124,231
Everest Re Group Ltd.	13,550	3,483,570
Fidelity National Financial, Inc.	90,454	4,146,411
First American Financial Corp.	37,257	2,301,737
Globe Life, Inc.	33,097	3,221,331
Kemper Corp.	20,964	1,506,892
Lincoln National Corp.	66,563	3,759,478

9
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Loews Corp.	85,949	4,211,501
Markel Corp. *	4,544	5,321,024
Marsh & McLennan Cos., Inc.	167,446	17,350,755
MetLife, Inc.	263,266	12,318,216
Old Republic International Corp.	95,114	2,124,847
Primerica, Inc.	13,705	1,729,297
Principal Financial Group, Inc.	85,226	4,549,364
Prudential Financial, Inc.	132,945	12,116,607
Reinsurance Group of America, Inc.	20,901	3,395,785
RenaissanceRe Holdings Ltd.	14,760	2,762,777
Selective Insurance Group, Inc.	19,709	1,362,286
The Allstate Corp.	108,930	11,592,331
The Hanover Insurance Group, Inc.	13,008	1,713,284
The Hartford Financial Services Group, Inc.	119,541	6,823,400
The Progressive Corp.	193,628	13,495,872
The Travelers Cos., Inc.	86,062	11,279,286
Unum Group	68,986	1,899,874
W. R. Berkley Corp.	47,387	3,312,351
Willis Towers Watson plc	42,680	7,976,892
		246,918,872

Materials 2.8%
Air Products & Chemicals, Inc.	72,946	15,556,464
Albemarle Corp.	35,335	2,146,248
Alcoa Corp. *	62,234	1,293,845
Amcor plc *	535,396	5,096,970
AptarGroup, Inc.	21,051	2,487,176
Ashland Global Holdings, Inc.	19,967	1,544,847
Avery Dennison Corp.	28,074	3,589,542
Axalta Coating Systems Ltd. *	67,564	1,992,462
Ball Corp.	109,573	7,666,823
Berry Global Group, Inc. *	43,554	1,807,927
Celanese Corp.	40,950	4,961,092
CF Industries Holdings, Inc.	72,814	3,302,115
Corteva, Inc. *	247,014	6,516,229
Crown Holdings, Inc. *	45,123	3,286,759
Dow, Inc. *	245,474	12,393,982
DuPont de Nemours, Inc.	246,916	16,274,234
Eastman Chemical Co.	45,376	3,450,391
Ecolab, Inc.	82,841	15,911,271
Element Solutions, Inc. *	74,692	811,155
FMC Corp.	43,298	3,961,767
Freeport-McMoRan, Inc.	482,385	4,737,021
Graphic Packaging Holding Co.	99,149	1,552,673
Huntsman Corp.	67,330	1,490,013
Ingevity Corp. *	13,907	1,171,108
International Flavors & Fragrances, Inc.	35,337	4,311,467
International Paper Co.	129,373	5,651,013
Linde plc	178,787	35,462,401
Livent Corp. *	45,294	310,717
Louisiana-Pacific Corp.	41,200	1,204,276
LyondellBasell Industries N.V., Class A	85,407	7,661,008
Martin Marietta Materials, Inc.	20,568	5,386,965
NewMarket Corp.	2,440	1,184,596
Newmont Goldcorp Corp.	270,908	10,763,175
Nucor Corp.	100,496	5,411,710
Olin Corp.	55,042	1,009,470
Packaging Corp. of America	31,470	3,444,706
PPG Industries, Inc.	78,328	9,800,399
Reliance Steel & Aluminum Co.	21,731	2,521,665
Royal Gold, Inc.	21,913	2,529,637
RPM International, Inc.	42,904	3,107,537
Sealed Air Corp.	50,489	2,108,926
Sonoco Products Co.	33,411	1,927,815
Steel Dynamics, Inc.	72,019	2,186,497
The Chemours Co.	52,344	858,965
Security	Number of Shares	Value ($)
The Mosaic Co.	118,507	2,355,919
The Scotts Miracle-Gro Co.	13,135	1,318,623
The Sherwin-Williams Co.	27,164	15,546,500
United States Steel Corp. (a)	54,372	625,822
Valvoline, Inc.	62,822	1,340,621
Vulcan Materials Co.	43,573	6,225,274
W.R. Grace & Co.	18,495	1,228,993
Westlake Chemical Corp.	11,139	703,873
WestRock Co.	85,323	3,188,520
		262,379,204

Media & Entertainment 7.8%
Activision Blizzard, Inc.	253,870	14,224,336
Alphabet, Inc., Class A *	99,084	124,726,939
Alphabet, Inc., Class C *	99,961	125,961,856
Altice USA, Inc., Class A *	102,138	3,161,171
Cable One, Inc.	1,659	2,198,789
Cargurus, Inc. *	23,438	787,282
CBS Corp., Class B - Non Voting Shares	108,243	3,901,078
Charter Communications, Inc., Class A *	53,479	25,020,685
Cinemark Holdings, Inc.	35,543	1,300,874
Comcast Corp., Class A	1,500,365	67,246,359
Discovery, Inc., Class A *	52,444	1,413,628
Discovery, Inc., Class C *	114,577	2,891,923
DISH Network Corp., Class A *	79,543	2,734,688
Electronic Arts, Inc. *	97,186	9,368,730
Facebook, Inc., Class A *	795,834	152,521,586
Fox Corp., Class A	116,942	3,746,822
Fox Corp., Class B *	54,188	1,692,833
IAC/InterActiveCorp *	23,906	5,432,638
Liberty Broadband Corp., Class C *	50,306	5,939,629
Liberty Global plc, Class A *	53,391	1,342,784
Liberty Global plc, Class C *	136,649	3,261,812
Liberty Media Corp. - Liberty Formula One, Class C *	67,508	2,869,090
Liberty Media Corp. - Liberty SiriusXM, Class A *	27,946	1,255,055
Liberty Media Corp. - Liberty SiriusXM, Class C *	49,720	2,246,847
Live Nation Entertainment, Inc. *	46,235	3,259,567
Netflix, Inc. *	144,836	41,627,315
News Corp., Class A	128,555	1,762,489
Nexstar Media Group, Inc., Class A	15,282	1,486,786
Omnicom Group, Inc.	71,793	5,541,702
Sirius XM Holdings, Inc.	455,959	3,064,044
Snap, Inc., Class A *	253,254	3,814,005
Take-Two Interactive Software, Inc. *	37,654	4,531,659
The Interpublic Group of Cos., Inc.	128,602	2,797,094
The Madison Square Garden Co., Class A *	5,539	1,478,470
The New York Times Co., Class A	47,452	1,466,267
The Walt Disney Co.	595,911	77,420,757
TripAdvisor, Inc. *	34,337	1,387,215
Twitter, Inc. *	255,755	7,664,977
Viacom, Inc., Class B	117,870	2,541,277
World Wrestling Entertainment, Inc., Class A	15,714	880,613
Zillow Group, Inc., Class C *	41,315	1,345,630
Zynga, Inc., Class A *	311,529	1,922,134
		729,239,435

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	489,162	38,912,837
Agilent Technologies, Inc.	102,477	7,762,633
Agios Pharmaceuticals, Inc. *	17,506	526,580

10
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Alexion Pharmaceuticals, Inc. *	73,936	7,792,854
Alkermes plc *	52,026	1,016,068
Allergan plc	108,529	19,113,042
Alnylam Pharmaceuticals, Inc. *	36,806	3,192,552
Amgen, Inc.	198,418	42,312,639
Bio-Rad Laboratories, Inc., Class A *	7,114	2,359,145
Bio-Techne Corp.	12,625	2,628,146
Biogen, Inc. *	61,053	18,237,142
BioMarin Pharmaceutical, Inc. *	58,983	4,318,145
Bluebird Bio, Inc. *	18,348	1,486,188
Bristol-Myers Squibb Co.	541,187	31,047,898
Bruker Corp.	33,500	1,490,750
Catalent, Inc. *	48,616	2,365,168
Celgene Corp. *	234,510	25,334,115
Charles River Laboratories International, Inc. *	16,112	2,094,238
Eli Lilly & Co.	281,122	32,033,852
Emergent BioSolutions, Inc. *	14,214	812,472
Exact Sciences Corp. *	43,136	3,752,832
Exelixis, Inc. *	100,262	1,549,048
FibroGen, Inc. *	25,222	987,441
Gilead Sciences, Inc.	418,672	26,673,593
Horizon Therapeutics plc *	60,769	1,756,832
Illumina, Inc. *	48,521	14,338,926
Immunomedics, Inc. *	54,593	873,488
Incyte Corp. *	59,322	4,978,302
Intercept Pharmaceuticals, Inc. *	7,966	579,766
Ionis Pharmaceuticals, Inc. *	42,331	2,358,683
IQVIA Holdings, Inc. *	60,312	8,710,259
Jazz Pharmaceuticals plc *	18,561	2,331,818
Johnson & Johnson	873,082	115,281,747
Merck & Co., Inc.	847,097	73,409,426
Mettler-Toledo International, Inc. *	8,101	5,710,719
Mylan N.V. *	171,450	3,283,268
Nektar Therapeutics *	58,188	996,470
Neurocrine Biosciences, Inc. *	30,339	3,018,427
PerkinElmer, Inc.	36,877	3,169,947
Perrigo Co., plc	44,989	2,385,317
Pfizer, Inc.	1,829,840	70,210,961
PRA Health Sciences, Inc. *	20,762	2,028,655
Regeneron Pharmaceuticals, Inc. *	26,464	8,105,394
Sage Therapeutics, Inc. *	17,167	2,328,704
Sarepta Therapeutics, Inc. *	23,286	1,934,135
Seattle Genetics, Inc. *	37,456	4,022,774
Syneos Health, Inc. *	20,617	1,033,943
Thermo Fisher Scientific, Inc.	132,516	40,017,182
United Therapeutics Corp. *	14,658	1,316,875
Vertex Pharmaceuticals, Inc. *	85,082	16,631,829
Waters Corp. *	22,108	4,678,495
Zoetis, Inc.	157,997	20,210,976
		693,502,696

Real Estate 4.0%
Alexandria Real Estate Equities, Inc.	37,615	5,971,381
American Campus Communities, Inc.	45,738	2,285,985
American Homes 4 Rent, Class A	84,749	2,243,306
American Tower Corp.	146,459	31,939,779
Americold Realty Trust	62,843	2,519,376
Apartment Investment & Management Co., Class A	49,009	2,689,614
Apple Hospitality REIT, Inc.	71,106	1,171,827
AvalonBay Communities, Inc.	46,130	10,040,656
Boston Properties, Inc.	47,501	6,517,137
Brixmor Property Group, Inc.	99,647	2,194,227
Camden Property Trust	32,186	3,681,113
CBRE Group, Inc., Class A *	111,394	5,965,149
CoreSite Realty Corp.	12,262	1,440,785
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	48,636	1,951,763
Crown Castle International Corp.	137,764	19,120,266
CubeSmart	63,449	2,011,333
CyrusOne, Inc.	37,184	2,650,476
Digital Realty Trust, Inc.	68,684	8,725,615
Douglas Emmett, Inc.	53,967	2,337,850
Duke Realty Corp.	119,886	4,212,794
EastGroup Properties, Inc.	12,163	1,629,234
EPR Properties	25,871	2,012,505
Equinix, Inc.	28,059	15,903,280
Equity Commonwealth	40,489	1,302,936
Equity LifeStyle Properties, Inc.	60,124	4,205,073
Equity Residential	115,329	10,225,069
Essex Property Trust, Inc.	21,670	7,088,907
Extra Space Storage, Inc.	42,557	4,777,874
Federal Realty Investment Trust	22,920	3,117,349
First Industrial Realty Trust, Inc.	42,574	1,792,791
Gaming & Leisure Properties, Inc.	67,360	2,718,650
HCP, Inc.	162,618	6,117,689
Healthcare Realty Trust, Inc.	42,920	1,492,328
Healthcare Trust of America, Inc., Class A	68,512	2,123,872
Highwoods Properties, Inc.	34,481	1,613,711
Host Hotels & Resorts, Inc.	242,977	3,982,393
Hudson Pacific Properties, Inc.	51,484	1,849,305
Invitation Homes, Inc.	158,288	4,873,688
Iron Mountain, Inc.	95,695	3,138,796
JBG SMITH Properties	38,146	1,535,758
Jones Lang LaSalle, Inc.	16,836	2,466,811
Kilroy Realty Corp.	30,564	2,565,237
Kimco Realty Corp.	140,739	3,034,333
Lamar Advertising Co., Class A	28,462	2,277,245
Liberty Property Trust	51,964	3,069,513
Life Storage, Inc.	15,551	1,693,815
Medical Properties Trust, Inc.	147,361	3,054,794
Mid-America Apartment Communities, Inc.	37,470	5,207,955
National Health Investors, Inc.	14,234	1,221,135
National Retail Properties, Inc.	56,634	3,336,309
Omega Healthcare Investors, Inc.	71,868	3,165,067
Paramount Group, Inc.	66,793	899,702
Park Hotels & Resorts, Inc.	79,118	1,839,493
Pebblebrook Hotel Trust	43,526	1,119,053
Prologis, Inc.	209,012	18,342,893
PS Business Parks, Inc.	6,686	1,207,157
Public Storage	49,659	11,067,005
Rayonier, Inc.	43,188	1,165,212
Realty Income Corp.	105,378	8,618,867
Regency Centers Corp.	55,830	3,754,009
Ryman Hospitality Properties, Inc.	17,140	1,442,674
Sabra Health Care REIT, Inc.	63,542	1,563,133
SBA Communications Corp.	37,396	8,999,347
Service Properties Trust	53,012	1,341,204
Simon Property Group, Inc.	101,967	15,364,388
SL Green Realty Corp.	27,403	2,290,891
Spirit Realty Capital, Inc.	29,685	1,479,500
STORE Capital Corp.	69,269	2,805,394
Sun Communities, Inc.	29,787	4,844,856
Sunstone Hotel Investors, Inc.	72,950	985,555
The Howard Hughes Corp. *	14,258	1,594,330
The Macerich Co.	37,236	1,023,990
UDR, Inc.	96,817	4,865,054
Uniti Group, Inc.	63,369	438,513
Ventas, Inc.	123,341	8,029,499
VEREIT, Inc.	349,108	3,435,223
VICI Properties, Inc.	152,150	3,583,132
Vornado Realty Trust	52,154	3,422,867
Weingarten Realty Investors	40,495	1,284,906
Welltower, Inc.	133,722	12,127,248

11
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Weyerhaeuser Co.	245,532	7,171,990
WP Carey, Inc.	56,408	5,192,920
		373,563,859

Retailing 6.1%
Advance Auto Parts, Inc.	23,445	3,809,344
Amazon.com, Inc. *	137,450	244,201,917
American Eagle Outfitters, Inc.	52,754	811,356
AutoNation, Inc. *	19,588	996,050
AutoZone, Inc. *	8,131	9,304,954
Best Buy Co., Inc.	76,637	5,504,836
Booking Holdings, Inc. *	14,064	28,813,901
Burlington Stores, Inc. *	21,928	4,213,904
CarMax, Inc. *	54,771	5,103,014
Dollar General Corp.	84,879	13,609,499
Dollar Tree, Inc. *	78,370	8,652,048
eBay, Inc.	260,853	9,195,068
Etsy, Inc. *	40,119	1,784,894
Expedia Group, Inc.	46,292	6,326,265
Five Below, Inc. *	18,633	2,331,175
Foot Locker, Inc.	36,091	1,570,319
Genuine Parts Co.	47,966	4,920,352
GrubHub, Inc. *	30,316	1,032,563
Kohl's Corp.	52,138	2,672,594
L Brands, Inc.	76,263	1,299,521
LKQ Corp. *	102,286	3,476,701
Lowe's Cos., Inc.	255,305	28,494,591
Macy's, Inc.	102,675	1,556,553
Nordstrom, Inc.	35,853	1,287,123
O'Reilly Automotive, Inc. *	25,313	11,024,065
Ollie's Bargain Outlet Holdings, Inc. *	18,244	1,165,427
Penske Automotive Group, Inc.	10,978	534,848
Pool Corp.	13,161	2,729,591
Qurate Retail, Inc. Class A *	128,523	1,226,109
Ross Stores, Inc.	120,649	13,231,576
Target Corp.	169,114	18,079,978
The Gap, Inc.	71,646	1,164,964
The Home Depot, Inc.	362,267	84,980,593
The TJX Cos., Inc.	400,352	23,080,293
Tiffany & Co.	35,989	4,480,990
Tractor Supply Co.	39,158	3,720,793
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,475	4,540,596
Urban Outfitters, Inc. *	23,024	660,789
Wayfair, Inc., Class A *	21,440	1,763,011
Williams-Sonoma, Inc.	25,748	1,719,709
		565,071,874

Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc. *	359,080	12,183,584
Analog Devices, Inc.	121,955	13,004,062
Applied Materials, Inc.	305,566	16,580,011
Broadcom, Inc.	131,684	38,563,659
Cree, Inc. *	35,308	1,685,251
Cypress Semiconductor Corp.	121,636	2,830,470
Entegris, Inc.	45,093	2,164,464
First Solar, Inc. *	25,238	1,307,076
Intel Corp.	1,465,462	82,842,567
KLA Corp.	52,683	8,905,534
Lam Research Corp.	47,809	12,958,151
Marvell Technology Group Ltd.	218,668	5,333,313
Maxim Integrated Products, Inc.	89,791	5,267,140
Microchip Technology, Inc.	78,424	7,394,599
Micron Technology, Inc. *	365,138	17,362,312
MKS Instruments, Inc.	18,095	1,958,241
Monolithic Power Systems, Inc.	13,189	1,977,295
NVIDIA Corp.	201,449	40,495,278
Security	Number of Shares	Value ($)
ON Semiconductor Corp. *	136,894	2,792,638
Qorvo, Inc. *	38,995	3,153,136
QUALCOMM, Inc.	402,142	32,348,302
Semtech Corp. *	22,287	1,124,602
Silicon Laboratories, Inc. *	14,380	1,527,731
Skyworks Solutions, Inc.	56,880	5,179,493
Teradyne, Inc.	56,442	3,455,379
Texas Instruments, Inc.	308,837	36,439,678
Universal Display Corp.	13,879	2,778,298
Xilinx, Inc.	83,795	7,603,558
		369,215,822

Software & Services 12.4%
Accenture plc, Class A	210,604	39,050,194
ACI Worldwide, Inc. *	39,115	1,227,820
Adobe, Inc. *	160,601	44,635,836
Akamai Technologies, Inc. *	54,565	4,719,872
Alliance Data Systems Corp.	13,757	1,375,700
Amdocs Ltd.	45,152	2,943,910
ANSYS, Inc. *	27,713	6,101,017
Aspen Technology, Inc. *	22,688	2,611,616
Autodesk, Inc. *	72,806	10,728,692
Automatic Data Processing, Inc.	143,623	23,299,959
Black Knight, Inc. *	49,365	3,169,233
Blackbaud, Inc.	16,222	1,361,837
Booz Allen Hamilton Holding Corp.	46,785	3,292,260
Broadridge Financial Solutions, Inc.	37,561	4,703,388
CACI International, Inc., Class A *	8,308	1,858,915
Cadence Design Systems, Inc. *	92,683	6,056,834
CDK Global, Inc.	39,438	1,993,197
Cerence, Inc. *	11,925	184,838
Ceridian HCM Holding, Inc. *	29,466	1,421,735
Citrix Systems, Inc.	41,039	4,467,506
Cognizant Technology Solutions Corp., Class A	182,709	11,134,286
Coupa Software, Inc. *	20,425	2,808,233
DocuSign, Inc. *	40,819	2,701,810
Dropbox, Inc., Class A *	70,731	1,401,888
DXC Technology Co.	87,569	2,423,034
EPAM Systems, Inc. *	18,109	3,186,460
Euronet Worldwide, Inc. *	17,998	2,520,980
Fair Isaac Corp. *	9,525	2,895,981
Fidelity National Information Services, Inc.	202,946	26,740,165
FireEye, Inc. *	71,497	1,132,512
Fiserv, Inc. *	188,841	20,043,584
FleetCor Technologies, Inc. *	28,640	8,426,461
Fortinet, Inc. *	46,775	3,814,969
Gartner, Inc. *	29,972	4,618,086
Genpact Ltd.	50,665	1,984,548
Global Payments, Inc.	99,253	16,791,623
GoDaddy, Inc., Class A *	58,794	3,823,374
Guidewire Software, Inc. *	27,099	3,055,141
HubSpot, Inc. *	13,231	2,052,128
International Business Machines Corp.	293,036	39,187,704
Intuit, Inc.	86,045	22,156,587
j2 Global, Inc.	15,475	1,469,506
Jack Henry & Associates, Inc.	25,301	3,581,610
Leidos Holdings, Inc.	44,670	3,851,894
LogMeIn, Inc.	15,983	1,049,763
Mastercard, Inc., Class A	295,309	81,744,484
MAXIMUS, Inc.	21,323	1,636,327
Microsoft Corp.	2,525,818	362,126,527
New Relic, Inc. *	16,436	1,052,890
Nuance Communications, Inc. *	95,404	1,556,993
Nutanix, Inc., Class A *	47,363	1,383,947
Okta, Inc. *	35,258	3,845,590
Oracle Corp.	728,349	39,687,737

12
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Palo Alto Networks, Inc. *	31,702	7,208,718
Paychex, Inc.	105,513	8,825,107
Paycom Software, Inc. *	16,190	3,424,671
Paylocity Holding Corp. *	11,760	1,206,576
PayPal Holdings, Inc. *	389,255	40,521,445
Pegasystems, Inc.	12,324	926,888
Proofpoint, Inc. *	18,498	2,134,114
PTC, Inc. *	34,630	2,317,093
RealPage, Inc. *	26,267	1,590,467
RingCentral, Inc., Class A *	23,726	3,832,224
Sabre Corp.	89,255	2,095,707
salesforce.com, Inc. *	290,128	45,402,131
Science Applications International Corp.	16,184	1,337,122
ServiceNow, Inc. *	62,021	15,335,312
Splunk, Inc. *	49,483	5,935,981
Square, Inc., Class A *	113,315	6,960,940
SS&C Technologies Holdings, Inc.	73,031	3,798,342
Symantec Corp.	188,118	4,304,140
Synopsys, Inc. *	49,941	6,779,491
Teradata Corp. *	37,196	1,113,276
The Trade Desk, Inc., Class A *	12,916	2,593,533
The Western Union Co.	139,203	3,488,427
Twilio, Inc., Class A *	40,198	3,881,519
Tyler Technologies, Inc. *	12,765	3,427,658
VeriSign, Inc. *	34,543	6,563,861
Visa, Inc., Class A	571,272	102,177,710
VMware, Inc., Class A	26,015	4,117,394
WEX, Inc. *	14,404	2,724,949
Workday, Inc., Class A *	53,456	8,668,425
Zendesk, Inc. *	36,741	2,595,752
Zscaler, Inc. *	21,206	932,640
		1,157,312,794

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	98,421	9,874,579
Apple, Inc.	1,405,217	349,561,781
Arista Networks, Inc. *	18,007	4,403,972
Arrow Electronics, Inc. *	27,332	2,166,881
Avnet, Inc.	34,443	1,362,565
CDW Corp.	48,118	6,154,773
Ciena Corp. *	51,322	1,905,073
Cisco Systems, Inc.	1,404,467	66,726,227
Cognex Corp.	55,794	2,872,833
CommScope Holding Co., Inc. *	65,396	732,435
Corning, Inc.	258,605	7,662,466
Dell Technologies, Inc., Class C *	50,944	2,694,428
Dolby Laboratories, Inc., Class A	21,477	1,381,615
F5 Networks, Inc. *	19,824	2,856,242
FLIR Systems, Inc.	45,228	2,331,956
Hewlett Packard Enterprise Co.	431,421	7,079,619
HP, Inc.	489,866	8,508,972
IPG Photonics Corp. *	11,844	1,590,412
Jabil, Inc.	46,736	1,720,820
Juniper Networks, Inc.	112,954	2,803,518
Keysight Technologies, Inc. *	61,965	6,252,888
Littelfuse, Inc.	8,241	1,446,872
Lumentum Holdings, Inc. *	24,961	1,564,056
Motorola Solutions, Inc.	54,798	9,114,003
National Instruments Corp.	39,038	1,615,783
NetApp, Inc.	78,608	4,392,615
Pure Storage, Inc., Class A *	73,397	1,428,306
Seagate Technology plc	78,211	4,538,584
SYNNEX Corp.	13,178	1,551,578
TE Connectivity Ltd.	111,077	9,941,392
Tech Data Corp. *	11,639	1,414,139
Trimble, Inc. *	83,776	3,337,636
Ubiquiti, Inc. (a)	4,302	544,590
Security	Number of Shares	Value ($)
ViaSat, Inc. *	19,102	1,314,982
Western Digital Corp.	98,202	5,072,133
Xerox Holdings Corp.	62,708	2,127,683
Zebra Technologies Corp., Class A *	17,922	4,263,106
		544,311,513

Telecommunication Services 2.1%
AT&T, Inc.	2,416,969	93,029,137
CenturyLink, Inc.	324,464	4,198,564
GCI Liberty, Inc., Class A *	31,562	2,208,709
Intelsat S.A. *	23,121	587,042
Sprint Corp. *	202,631	1,258,338
T-Mobile US, Inc. *	104,948	8,675,002
Telephone & Data Systems, Inc.	31,560	823,400
Verizon Communications, Inc.	1,368,112	82,729,733
Zayo Group Holdings, Inc. *	78,030	2,663,944
		196,173,869

Transportation 1.9%
Alaska Air Group, Inc.	41,154	2,857,322
AMERCO	2,722	1,102,519
American Airlines Group, Inc.	130,298	3,916,758
C.H. Robinson Worldwide, Inc.	44,858	3,393,059
CSX Corp.	264,039	18,554,021
Delta Air Lines, Inc.	191,380	10,541,210
Expeditors International of Washington, Inc.	56,400	4,113,816
FedEx Corp.	79,468	12,131,585
Genesee & Wyoming, Inc., Class A *	18,800	2,087,364
JB Hunt Transport Services, Inc.	28,354	3,333,296
JetBlue Airways Corp. *	98,317	1,897,518
Kansas City Southern	33,137	4,665,027
Kirby Corp. *	19,773	1,565,231
Knight-Swift Transportation Holdings, Inc.	39,957	1,456,832
Landstar System, Inc.	12,814	1,449,904
Macquarie Infrastructure Corp.	25,805	1,113,228
Norfolk Southern Corp.	87,142	15,859,844
Old Dominion Freight Line, Inc.	21,289	3,876,301
Southwest Airlines Co.	159,939	8,977,376
Spirit Airlines, Inc. *	22,837	857,758
Union Pacific Corp.	233,055	38,561,280
United Airlines Holdings, Inc. *	72,876	6,620,056
United Parcel Service, Inc., Class B	230,954	26,598,972
XPO Logistics, Inc. *	30,817	2,354,419
		177,884,696

Utilities 3.5%
AES Corp.	220,896	3,766,277
ALLETE, Inc.	17,168	1,477,478
Alliant Energy Corp.	78,507	4,187,563
Ameren Corp.	81,106	6,301,936
American Electric Power Co., Inc.	163,653	15,447,207
American Water Works Co., Inc.	59,720	7,361,684
Aqua America, Inc.	70,790	3,208,911
Atmos Energy Corp.	39,260	4,415,965
Avangrid, Inc.	18,860	943,943
Black Hills Corp.	20,082	1,583,064
CenterPoint Energy, Inc.	167,101	4,857,626
CMS Energy Corp.	93,536	5,978,821
Consolidated Edison, Inc.	109,935	10,138,206
Dominion Energy, Inc.	272,012	22,454,591
DTE Energy Co.	60,569	7,711,645
Duke Energy Corp.	241,049	22,721,279
Edison International	118,417	7,448,429
Entergy Corp.	65,655	7,975,769

13
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Evergy, Inc.	77,831	4,974,179
Eversource Energy	106,829	8,945,860
Exelon Corp.	321,710	14,634,588
FirstEnergy Corp.	178,363	8,618,500
Hawaiian Electric Industries, Inc.	36,361	1,641,699
IDACORP, Inc.	16,803	1,808,339
MDU Resources Group, Inc.	66,777	1,929,188
National Fuel Gas Co.	28,828	1,306,197
New Jersey Resources Corp.	29,624	1,291,606
NextEra Energy, Inc.	161,622	38,520,987
NiSource, Inc.	124,360	3,487,054
NRG Energy, Inc.	82,825	3,322,939
OGE Energy Corp.	66,695	2,871,887
ONE Gas, Inc.	17,559	1,630,178
Pinnacle West Capital Corp.	37,462	3,525,923
PNM Resources, Inc.	26,572	1,385,730
Portland General Electric Co.	29,771	1,693,374
PPL Corp.	237,920	7,967,941
Public Service Enterprise Group, Inc.	166,921	10,567,769
Sempra Energy	90,662	13,101,566
Southwest Gas Holdings, Inc.	17,725	1,547,393
Spire, Inc.	16,945	1,424,397
The Southern Co.	345,606	21,655,672
UGI Corp.	68,506	3,265,681
Vistra Energy Corp.	149,478	4,040,390
WEC Energy Group, Inc.	104,255	9,841,672
Xcel Energy, Inc.	173,195	10,999,614
		323,980,717
Total Common Stock
(Cost $2,767,059,144)		9,323,951,768

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75% (c)	10,018,827	10,018,827

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.75% (c)	1,635,700	1,635,700
Total Other Investment Companies
(Cost $11,654,527)		11,654,527

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/20/19	141	21,402,390	328,676
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,542,868.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
14
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.2%
Adient plc *	186,138	3,944,264
American Axle & Manufacturing Holdings, Inc. *	238,617	1,994,838
Cooper Tire & Rubber Co.	106,827	3,016,795
Cooper-Standard Holding, Inc. *	35,854	1,142,308
Dana, Inc.	305,639	4,960,521
Dorman Products, Inc. *	56,977	4,099,495
Fox Factory Holding Corp. *	79,836	4,865,206
Gentherm, Inc. *	69,767	2,914,168
LCI Industries	51,834	5,034,118
Modine Manufacturing Co. *	105,687	1,208,002
Motorcar Parts of America, Inc. *	39,984	762,095
Standard Motor Products, Inc.	44,607	2,335,623
Stoneridge, Inc. *	56,192	1,735,209
Tenneco, Inc., Class A	107,826	1,357,529
Visteon Corp. *	59,152	5,502,319
Winnebago Industries, Inc.	65,696	3,158,007
		48,030,497

Banks 12.1%
1st Constitution Bancorp	16,177	307,201
1st Source Corp.	29,955	1,533,097
ACNB Corp.	14,432	510,748
Allegiance Bancshares, Inc. *	41,392	1,376,698
Amalgamated Bank, Class A	28,824	524,885
Amerant Bancorp, Inc. *(a)	41,536	816,182
American National Bankshares, Inc.	23,054	834,555
Ameris Bancorp	129,279	5,539,605
Ames National Corp.	18,414	510,068
Arrow Financial Corp.	27,616	969,874
Atlantic Capital Bancshares, Inc. *	46,972	876,028
Atlantic Union Bankshares Corp.	171,955	6,338,261
Axos Financial, Inc. *	122,984	3,572,685
Banc of California, Inc.	96,167	1,324,220
BancFirst Corp.	39,324	2,276,466
BancorpSouth Bank	202,771	6,218,987
Bank First Corp. (a)	12,389	867,230
Bank of Commerce Holdings	35,924	403,067
Bank of Marin Bancorp	28,360	1,244,153
Bank7 Corp.	8,289	150,860
BankFinancial Corp.	28,923	372,528
Bankwell Financial Group, Inc.	13,790	394,670
Banner Corp.	72,256	3,900,379
Bar Harbor Bankshares	32,890	823,894
Baycom Corp. *	23,139	489,158
BCB Bancorp, Inc.	28,912	372,965
Berkshire Hills Bancorp, Inc.	97,719	3,032,221
Boston Private Financial Holdings, Inc.	175,648	1,976,040
Bridge Bancorp, Inc.	34,201	1,108,112
Bridgewater Bancshares, Inc. *	47,045	592,297
Brookline Bancorp, Inc.	165,417	2,597,047
Bryn Mawr Bank Corp.	42,287	1,611,558
Business First Bancshares, Inc.	26,935	658,291
Byline Bancorp, Inc. *	49,808	863,671
Security	Number of Shares	Value ($)
C&F Financial Corp.	7,144	363,344
Cadence BanCorp	266,772	4,102,953
Cambridge Bancorp	9,245	716,580
Camden National Corp.	32,673	1,447,741
Capital Bancorp, Inc. *	16,489	238,926
Capital City Bank Group, Inc.	28,822	819,986
Capitol Federal Financial, Inc.	279,765	3,992,247
Capstar Financial Holdings, Inc.	30,343	513,100
Carolina Financial Corp.	44,474	1,687,788
Carter Bank & Trust *	48,600	954,990
Cathay General Bancorp	162,620	5,784,393
CBTX, Inc.	37,802	1,083,027
CenterState Bank Corp.	263,997	6,694,964
Central Pacific Financial Corp.	59,235	1,713,076
Central Valley Community Bancorp	23,928	498,420
Century Bancorp, Inc., Class A	5,970	519,450
Chemung Financial Corp.	7,551	321,446
Citizens & Northern Corp.	25,377	652,443
City Holding Co.	33,974	2,695,497
Civista Bancshares, Inc.	33,010	742,065
CNB Financial Corp.	31,299	978,720
Coastal Financial Corp. *	16,651	250,598
Codorus Valley Bancorp, Inc.	20,003	433,054
Colony Bankcorp, Inc.	15,437	239,891
Columbia Banking System, Inc.	156,064	6,133,315
Columbia Financial, Inc. *	112,055	1,847,787
Community Bank System, Inc.	107,874	7,311,700
Community Bankers Trust Corp.	46,562	403,227
Community Trust Bancorp, Inc.	32,889	1,440,867
ConnectOne Bancorp, Inc.	70,513	1,712,056
CrossFirst Bankshares, Inc. *(a)	13,869	185,429
Customers Bancorp, Inc. *	60,407	1,424,397
CVB Financial Corp.	282,956	5,879,826
Dime Community Bancshares, Inc.	67,355	1,299,278
DNB Financial Corp.	7,225	328,593
Eagle Bancorp, Inc.	71,492	3,227,149
Entegra Financial Corp. *	14,115	424,861
Enterprise Bancorp, Inc.	18,823	561,114
Enterprise Financial Services Corp.	52,066	2,280,491
Equity Bancshares, Inc., Class A *	31,417	872,136
Esquire Financial Holdings, Inc. *	13,259	322,194
ESSA Bancorp, Inc.	20,206	330,368
Essent Group Ltd.	204,150	10,634,173
Evans Bancorp, Inc.	10,030	381,040
Farmers & Merchants Bancorp, Inc.	20,959	536,550
Farmers National Banc Corp.	53,448	797,444
FB Financial Corp.	36,263	1,366,027
Federal Agricultural Mortgage Corp., Class C	19,242	1,629,605
Fidelity D&D Bancorp, Inc.	5,770	380,531
Financial Institutions, Inc.	33,069	1,039,359
First BanCorp	453,955	4,775,607
First BanCorp (North Carolina)	61,886	2,336,196
First BanCorp, Inc.	21,254	600,851
First Bank/Hamilton NJ	35,703	377,024
First Busey Corp.	109,534	2,888,412
First Business Financial Services, Inc.	17,671	429,759
First Capital, Inc.	6,734	395,286
First Choice Bancorp	20,928	467,950

15
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
First Commonwealth Financial Corp.	206,407	2,908,275
First Community Bankshares, Inc.	32,761	1,042,783
First Defiance Financial Corp.	41,525	1,283,953
First Financial Bancorp	206,186	4,833,000
First Financial Bankshares, Inc.	275,945	9,183,450
First Financial Corp.	27,924	1,225,026
First Financial Northwest, Inc.	17,493	247,526
First Foundation, Inc.	83,326	1,334,049
First Guaranty Bancshares, Inc.	9,650	202,650
First Internet Bancorp	20,089	456,824
First Interstate BancSystem, Inc., Class A	79,998	3,356,716
First Merchants Corp.	116,008	4,588,116
First Mid Bancshares, Inc.	31,133	1,086,542
First Midwest Bancorp, Inc.	225,859	4,639,144
First Northwest Bancorp	18,910	332,249
Flagstar Bancorp, Inc.	60,454	2,196,898
Flushing Financial Corp.	57,530	1,244,949
FNCB Bancorp, Inc.	35,568	264,270
Franklin Financial Network, Inc.	28,101	934,920
Franklin Financial Services Corp.	8,719	312,053
FS Bancorp, Inc.	8,496	486,396
Fulton Financial Corp.	344,476	5,876,761
FVCBankcorp, Inc. *	25,236	434,564
German American Bancorp, Inc.	52,638	1,739,686
Glacier Bancorp, Inc.	184,101	7,791,154
Great Southern Bancorp, Inc.	23,601	1,425,972
Great Western Bancorp, Inc.	121,480	4,236,008
Greene County Bancorp, Inc.	6,562	182,555
Guaranty Bancshares, Inc.	17,108	541,639
Hancock Whitney Corp.	191,296	7,460,544
Hanmi Financial Corp.	64,741	1,246,264
HarborOne Bancorp, Inc. *	56,727	579,183
Hawthorn Bancshares, Inc.	11,763	282,312
Heartland Financial USA, Inc.	73,520	3,439,266
Heritage Commerce Corp.	87,837	1,055,801
Heritage Financial Corp.	77,502	2,133,630
Hilltop Holdings, Inc.	151,767	3,545,277
Hingham Institution for Savings	2,882	547,551
Home Bancorp, Inc.	16,237	619,604
Home BancShares, Inc.	329,391	6,087,146
HomeStreet, Inc. *	47,854	1,436,099
HomeTrust Bancshares, Inc.	33,235	887,374
Hope Bancorp, Inc.	254,598	3,633,113
Horizon Bancorp, Inc.	79,316	1,447,914
Howard Bancorp, Inc. *	26,940	452,053
IBERIABANK Corp.	110,524	8,111,356
Independent Bank Corp.	70,531	5,789,184
Independent Bank Corp., Michigan	45,447	1,023,012
Independent Bank Group, Inc.	75,772	4,051,529
International Bancshares Corp.	117,733	4,822,344
Investar Holding Corp.	19,673	488,087
Investors Bancorp, Inc.	488,805	5,890,100
Kearny Financial Corp.	173,744	2,437,628
Lakeland Bancorp, Inc.	103,522	1,713,289
Lakeland Financial Corp.	52,118	2,426,093
LCNB Corp.	25,937	468,941
Level One Bancorp, Inc.	11,014	268,742
Live Oak Bancshares, Inc.	54,390	987,178
Luther Burbank Corp.	42,018	486,148
Macatawa Bank Corp.	56,031	585,804
Mackinac Financial Corp.	19,127	299,146
MainStreet Bancshares, Inc. *	14,760	306,122
Malvern Bancorp, Inc. *	15,895	355,730
Mercantile Bank Corp.	34,281	1,207,034
Merchants Bancorp	18,153	296,438
Meridian Bancorp, Inc.	101,473	1,984,812
Meta Financial Group, Inc.	74,722	2,365,699
Metropolitan Bank Holding Corp. *	14,584	626,237
Security	Number of Shares	Value ($)
Mid Penn Bancorp, Inc.	14,307	364,828
Midland States Bancorp, Inc.	46,142	1,236,606
MidWestOne Financial Group, Inc.	25,562	833,193
MMA Capital Holdings, Inc. *	10,183	324,125
Mr Cooper Group, Inc. *	161,121	2,062,349
MutualFirst Financial, Inc.	12,456	496,870
MVB Financial Corp.	19,572	394,376
National Bank Holdings Corp., Class A	62,370	2,145,528
National Bankshares, Inc.	13,187	554,909
NBT Bancorp, Inc.	90,605	3,601,549
Nicolet Bankshares, Inc. *	17,562	1,211,427
NMI Holdings, Inc., Class A *	138,452	4,049,721
Northeast Bank *	15,360	328,858
Northfield Bancorp, Inc.	91,587	1,557,895
Northrim BanCorp, Inc.	13,896	541,249
Northwest Bancshares, Inc.	213,004	3,593,377
Norwood Financial Corp.	12,153	379,174
Oak Valley Bancorp	14,367	239,929
OceanFirst Financial Corp.	106,678	2,552,805
Ocwen Financial Corp. *	280,054	473,291
OFG Bancorp	106,899	2,171,119
Ohio Valley Banc Corp.	8,584	315,376
Old Line Bancshares, Inc.	31,930	934,910
Old National Bancorp	362,541	6,523,925
Old Second Bancorp, Inc.	60,747	733,216
OP Bancorp	27,171	266,276
Opus Bank	46,602	1,155,264
Origin Bancorp, Inc.	40,723	1,433,042
Oritani Financial Corp.	83,614	1,560,237
Orrstown Financial Services, Inc.	21,296	461,910
Pacific Mercantile Bancorp *	40,314	288,648
Pacific Premier Bancorp, Inc.	125,687	4,242,565
Park National Corp.	28,043	2,839,354
Parke Bancorp, Inc.	18,716	449,933
PCB Bancorp	26,244	439,062
PCSB Financial Corp.	34,917	707,418
Peapack-Gladstone Financial Corp.	40,410	1,179,972
Penns Woods Bancorp, Inc.	14,238	435,256
PennyMac Financial Services, Inc. *	53,251	1,657,704
People's Utah Bancorp	33,709	980,932
Peoples Bancorp of North Carolina, Inc.	10,021	298,025
Peoples Bancorp, Inc.	38,471	1,258,386
Peoples Financial Services Corp.	14,918	733,667
Pioneer Bancorp Inc/NY *	23,117	312,079
Ponce de Leon Federal Bank *	18,609	261,084
Preferred Bank	29,886	1,593,223
Premier Financial Bancorp, Inc.	27,058	480,279
Provident Bancorp, Inc. *	17,584	200,458
Provident Financial Holdings, Inc.	12,133	243,388
Provident Financial Services, Inc.	131,128	3,271,644
Prudential Bancorp, Inc.	18,550	323,697
QCR Holdings, Inc.	31,582	1,281,598
Radian Group, Inc.	432,805	10,863,405
RBB Bancorp	35,145	707,820
Red River Bancshares, Inc. *	1,443	63,492
Reliant Bancorp, Inc.	21,239	483,400
Renasant Corp.	121,028	4,199,672
Republic Bancorp, Inc., Class A	20,750	922,752
Republic First Bancorp, Inc. *	90,400	366,120
Richmond Mutual BanCorp., Inc. *	28,530	397,993
Riverview Bancorp, Inc.	44,975	323,370
S&T Bancorp, Inc.	71,253	2,683,032
Sandy Spring Bancorp, Inc.	74,188	2,559,486
SB One Bancorp	16,982	374,963
Seacoast Banking Corp. of Florida *	106,862	2,992,136
Select Bancorp, Inc. *	33,934	383,454
ServisFirst Bancshares, Inc.	100,787	3,527,545
Shore Bancshares, Inc.	26,439	412,713

16
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Sierra Bancorp	30,779	838,420
Simmons First National Corp., Class A	192,876	4,613,594
SmartFinancial, Inc. *	26,445	556,667
South Plains Financial, Inc.	7,099	118,908
South State Corp.	71,832	5,664,671
Southern First Bancshares, Inc. *	14,932	601,909
Southern Missouri Bancorp, Inc.	16,338	594,867
Southern National Bancorp of Virginia, Inc.	41,139	651,642
Southside Bancshares, Inc.	67,765	2,334,504
Spirit of Texas Bancshares, Inc. *	28,142	588,168
Sterling Bancorp, Inc.	35,705	345,981
Stock Yards Bancorp, Inc.	43,230	1,726,606
Summit Financial Group, Inc.	22,894	582,881
Territorial Bancorp, Inc.	16,732	494,598
The Bancorp, Inc. *	106,329	1,158,986
The Bank of N.T. Butterfield & Son Ltd.	116,197	3,828,691
The Bank of Princeton	11,896	342,129
The Community Financial Corp.	10,202	339,931
The First Bancshares, Inc.	35,402	1,166,850
The First of Long Island Corp.	51,238	1,201,019
Timberland Bancorp, Inc.	16,741	443,636
Tompkins Financial Corp.	30,731	2,689,270
Towne Bank	141,313	3,969,482
TriCo Bancshares	56,572	2,128,804
TriState Capital Holdings, Inc. *	52,595	1,215,996
Triumph Bancorp, Inc. *	51,400	1,667,930
TrustCo Bank Corp.	201,844	1,743,932
Trustmark Corp.	136,007	4,667,760
UMB Financial Corp.	93,879	6,126,544
Union Bankshares, Inc.	8,199	272,535
United Bankshares, Inc.	206,647	8,170,822
United Community Banks, Inc.	166,892	5,041,807
United Community Financial Corp.	98,796	1,125,286
United Security Bancshares	28,174	286,530
Unity Bancorp, Inc.	16,985	370,952
Univest Financial Corp.	61,057	1,572,218
Valley National Bancorp	688,034	7,967,434
Veritex Holdings, Inc.	109,675	2,700,198
Walker & Dunlop, Inc.	58,748	3,700,536
Washington Federal, Inc.	167,548	6,108,800
Washington Trust Bancorp, Inc.	32,118	1,640,909
Waterstone Financial, Inc.	51,201	953,875
WesBanco, Inc.	111,922	4,207,148
West Bancorp, Inc.	34,487	809,755
Westamerica Bancorp	55,377	3,655,990
Western New England Bancorp, Inc.	49,327	471,566
WSFS Financial Corp.	111,230	4,690,569
		507,073,279

Capital Goods 10.3%
AAON, Inc.	87,248	4,245,488
AAR Corp.	70,456	2,941,538
Actuant Corp., Class A	118,417	2,933,189
Advanced Drainage Systems, Inc.	76,838	2,844,543
Aegion Corp. *	65,223	1,413,382
Aerojet Rocketdyne Holdings, Inc. *	154,865	6,694,814
Aerovironment, Inc. *	45,013	2,609,854
Aircastle Ltd.	110,696	3,013,145
Alamo Group, Inc.	20,621	2,207,684
Albany International Corp., Class A	64,962	5,455,509
Allied Motion Technologies, Inc.	15,271	578,160
Altra Industrial Motion Corp.	136,638	4,208,450
Ameresco, Inc., Class A *	47,304	697,261
American Superconductor Corp. *	43,755	342,602
American Woodmark Corp. *	35,580	3,528,113
Apogee Enterprises, Inc.	55,409	2,080,054
Security	Number of Shares	Value ($)
Applied Industrial Technologies, Inc.	81,393	4,870,557
Arcosa, Inc.	103,306	3,967,983
Argan, Inc.	31,576	1,195,152
Armstrong Flooring, Inc. *	37,614	230,950
Astec Industries, Inc.	48,082	1,687,197
Astronics Corp. *	52,075	1,507,051
Atkore International Group, Inc. *	98,946	3,433,426
Axon Enterprise, Inc. *	123,756	6,327,644
AZZ, Inc.	54,911	2,129,998
Barnes Group, Inc.	99,673	5,825,887
Beacon Roofing Supply, Inc. *	143,609	4,457,623
Bloom Energy Corp., Class A *(a)	114,756	351,153
Blue Bird Corp. *	31,558	616,643
BlueLinx Holdings, Inc. *(a)	18,787	587,282
BMC Stock Holdings, Inc. *	141,275	3,813,012
Briggs & Stratton Corp.	91,826	676,758
Builders FirstSource, Inc. *	242,010	5,471,846
Caesarstone Ltd.	48,426	817,915
CAI International, Inc. *	34,393	817,522
Chart Industries, Inc. *	76,475	4,483,729
CIRCOR International, Inc. *	41,395	1,585,015
Columbus McKinnon Corp.	48,889	1,834,315
Comfort Systems USA, Inc.	76,835	3,873,252
Commercial Vehicle Group, Inc. *	65,877	480,243
Concrete Pumping Holdings, Inc. *	34,136	117,428
Construction Partners, Inc., Class A *	26,562	454,741
Continental Building Products, Inc. *	73,784	2,206,879
Cornerstone Building Brands, Inc. *	95,548	597,175
CSW Industrials, Inc.	31,404	2,173,785
Cubic Corp.	66,115	4,875,320
Douglas Dynamics, Inc.	47,493	2,224,097
Ducommun, Inc. *	22,951	1,137,911
DXP Enterprises, Inc. *	34,737	1,199,121
Dycom Industries, Inc. *	64,255	2,929,385
EMCOR Group, Inc.	118,324	10,378,198
Encore Wire Corp.	43,034	2,418,511
Energous Corp. *(a)	57,934	158,739
Energy Recovery, Inc. *	80,065	745,405
EnerSys	90,568	6,055,376
EnPro Industries, Inc.	43,403	3,018,679
ESCO Technologies, Inc.	54,081	4,569,304
EVI Industries, Inc. (a)	9,435	324,470
Evoqua Water Technologies Corp. *	158,164	2,747,309
Federal Signal Corp.	126,560	4,105,606
Foundation Building Materials, Inc. *	30,829	573,111
Franklin Electric Co., Inc.	97,801	5,266,584
GATX Corp.	75,346	5,993,774
Gencor Industries, Inc. *	19,194	239,925
Generac Holdings, Inc. *	129,573	12,514,160
General Finance Corp. *	24,570	240,295
Gibraltar Industries, Inc. *	68,472	3,644,765
GMS, Inc. *	67,932	2,035,243
Graham Corp.	20,928	474,228
Granite Construction, Inc.	99,116	2,333,191
Great Lakes Dredge & Dock Corp. *	129,926	1,396,705
Griffon Corp.	77,609	1,653,848
H&E Equipment Services, Inc.	67,974	2,307,038
Harsco Corp. *	169,103	3,427,718
Helios Technologies, Inc.	62,049	2,459,002
Herc Holdings, Inc. *	51,006	2,257,526
Hillenbrand, Inc.	130,921	4,031,058
Hurco Cos., Inc.	13,045	453,836
Hyster-Yale Materials Handling, Inc.	21,551	1,093,067
IES Holdings, Inc. *	17,000	329,800
Insteel Industries, Inc.	39,815	759,272
JELD-WEN Holding, Inc. *	142,823	2,440,845
John Bean Technologies Corp.	66,108	6,793,919
Kadant, Inc.	23,270	2,112,916

17
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Kaman Corp.	58,820	3,450,969
Kennametal, Inc.	173,764	5,377,996
Kratos Defense & Security Solutions, Inc. *	191,310	3,611,933
L.B. Foster Co., Class A *	21,897	398,525
Lawson Products, Inc. *	8,762	402,614
Lindsay Corp.	22,853	2,157,552
Luxfer Holdings plc	54,741	922,933
Lydall, Inc. *	36,787	719,922
Masonite International Corp. *	52,588	3,229,429
MasTec, Inc. *	127,141	8,002,255
Maxar Technologies, Inc. *(a)	127,729	1,084,419
Mercury Systems, Inc. *	115,000	8,470,900
Meritor, Inc. *	167,750	3,695,532
Milacron Holdings Corp. *	144,864	2,422,126
Miller Industries, Inc.	23,722	852,806
Moog, Inc., Class A	68,216	5,710,361
MRC Global, Inc. *	169,438	1,924,816
Mueller Industries, Inc.	117,775	3,623,937
Mueller Water Products, Inc., Class A	332,718	3,892,801
MYR Group, Inc. *	33,805	1,163,230
National Presto Industries, Inc.	10,665	918,150
Navistar International Corp. *	104,787	3,277,737
NN, Inc.	90,411	652,767
Northwest Pipe Co. *	20,115	613,508
NOW, Inc. *	229,123	2,414,956
NV5 Global, Inc. *	21,981	1,592,084
Omega Flex, Inc.	6,050	561,743
Park Aerospace Corp.	39,203	666,059
Park-Ohio Holdings Corp.	18,496	568,937
Parsons Corp. *	40,362	1,436,887
Patrick Industries, Inc. *	47,986	2,370,988
PGT Innovations, Inc. *	120,086	2,120,719
Plug Power, Inc. *(a)	503,391	1,333,986
Powell Industries, Inc.	18,811	736,639
Preformed Line Products Co.	6,934	378,596
Primoris Services Corp.	93,792	1,917,108
Proto Labs, Inc. *	57,253	5,551,823
Quanex Building Products Corp.	70,205	1,354,254
Raven Industries, Inc.	75,936	2,648,648
RBC Bearings, Inc. *	51,378	8,243,086
REV Group, Inc.	56,738	705,821
Rexnord Corp. *	223,014	6,309,066
Rush Enterprises, Inc., Class A	58,340	2,548,875
Rush Enterprises, Inc., Class B	10,325	443,149
Simpson Manufacturing Co., Inc.	94,891	7,841,792
SiteOne Landscape Supply, Inc. *	86,702	7,634,978
Spartan Motors, Inc.	72,917	1,273,860
SPX Corp. *	92,651	4,219,327
SPX FLOW, Inc. *	88,931	4,026,796
Standex International Corp.	26,610	2,016,506
Sterling Construction Co., Inc. *	55,757	905,772
Sunrun, Inc. *	239,845	3,727,191
Systemax, Inc.	25,994	562,510
Tennant Co.	37,985	2,941,179
Terex Corp.	134,072	3,693,684
Textainer Group Holdings Ltd. *	58,950	610,133
The Eastern Co.	11,372	313,753
The Gorman-Rupp Co.	37,375	1,380,633
The Greenbrier Cos., Inc.	68,095	1,994,503
The Manitowoc Co., Inc. *	73,967	943,819
Thermon Group Holdings, Inc. *	69,039	1,645,199
Titan International, Inc.	104,346	278,604
Titan Machinery, Inc. *	39,748	659,817
TPI Composites, Inc. *	61,369	1,259,906
Transcat, Inc. *	15,080	472,607
Trex Co., Inc. *	124,589	10,950,127
TriMas Corp. *	96,547	3,120,399
Triton International Ltd.	117,354	4,306,892
Security	Number of Shares	Value ($)
Triumph Group, Inc.	105,003	2,180,912
Tutor Perini Corp. *	85,813	1,327,527
Twin Disc, Inc. *	20,839	224,228
Universal Forest Products, Inc.	126,393	6,365,151
Vectrus, Inc. *	24,066	1,100,057
Veritiv Corp. *	26,921	367,202
Vicor Corp. *	37,838	1,375,411
Vivint Solar, Inc. *	90,791	636,445
Wabash National Corp.	114,228	1,628,891
Watts Water Technologies, Inc., Class A	58,532	5,458,109
Welbilt, Inc. *	274,697	5,208,255
Wesco Aircraft Holdings, Inc. *	113,324	1,248,830
Willis Lease Finance Corp. *	5,995	326,787
WillScot Corp. *	109,666	1,728,336
		430,541,974

Commercial & Professional Services 4.4%
ABM Industries, Inc.	141,345	5,153,439
Acacia Research Corp. *	104,359	265,072
ACCO Brands Corp.	204,666	1,872,694
Advanced Disposal Services, Inc. *	154,086	5,050,939
ASGN, Inc. *	108,324	6,888,323
Barrett Business Services, Inc.	15,257	1,338,497
BG Staffing, Inc.	20,677	395,551
Brady Corp., Class A	101,337	5,709,327
BrightView Holdings, Inc. *	66,505	1,183,789
Casella Waste Systems, Inc., Class A *	94,642	4,125,445
CBIZ, Inc. *	108,262	2,963,131
CECO Environmental Corp. *	64,133	439,952
Charah Solutions, Inc. *	19,137	36,552
Cimpress N.V. *	46,068	6,086,504
CompX International, Inc.	2,900	42,514
Covanta Holding Corp.	250,659	3,619,516
CRA International, Inc.	16,204	798,047
Deluxe Corp.	91,256	4,729,798
Ennis, Inc.	54,529	1,068,223
Exponent, Inc.	109,624	6,964,413
Forrester Research, Inc.	22,880	788,902
Franklin Covey Co. *	20,737	792,153
FTI Consulting, Inc. *	78,772	8,575,908
GP Strategies Corp. *	26,313	292,074
Healthcare Services Group, Inc.	158,024	3,849,465
Heidrick & Struggles International, Inc.	40,113	1,141,616
Heritage-Crystal Clean, Inc. *	31,529	836,780
Herman Miller, Inc.	124,952	5,810,268
HNI Corp.	90,626	3,443,788
Huron Consulting Group, Inc. *	47,690	3,154,217
ICF International, Inc.	38,515	3,300,350
InnerWorkings, Inc. *	95,599	463,655
Insperity, Inc.	82,068	8,668,843
Interface, Inc.	123,220	2,049,149
Kelly Services, Inc., Class A	70,146	1,684,205
Kforce, Inc.	45,845	1,875,519
Kimball International, Inc., Class B	75,840	1,544,102
Knoll, Inc.	103,904	2,778,393
Korn Ferry	119,735	4,393,077
LSC Communications, Inc.	67,322	65,639
Matthews International Corp., Class A	65,406	2,418,714
McGrath RentCorp	51,370	3,920,045
Mistras Group, Inc. *	37,756	585,218
Mobile Mini, Inc.	94,459	3,553,548
MSA Safety, Inc.	74,747	8,974,872
NL Industries, Inc. *	14,900	61,537
NRC Group Holdings Corp. *(a)	23,384	286,220
PICO Holdings, Inc. *	37,639	405,748
Pitney Bowes, Inc.	364,650	1,604,460
Quad Graphics, Inc.	67,519	305,861

18
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Resources Connection, Inc.	65,451	958,857
RR Donnelley & Sons Co.	148,636	648,053
SP Plus Corp. *	48,426	2,138,976
Steelcase, Inc., Class A	183,585	3,207,230
Team, Inc. *	62,470	1,134,455
Tetra Tech, Inc.	115,673	10,117,917
The Brink's Co.	105,777	8,986,814
TriNet Group, Inc. *	94,780	5,022,392
TrueBlue, Inc. *	84,421	1,933,241
UniFirst Corp.	32,062	6,439,332
Upwork, Inc. *	120,468	1,811,839
US Ecology, Inc.	46,650	2,903,029
Viad Corp.	42,375	2,585,723
VSE Corp.	18,731	719,645
Willdan Group, Inc. *	21,333	646,390
		185,609,945

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	74,752	2,126,694
American Outdoor Brands Corp. *	115,584	818,335
Bassett Furniture Industries, Inc.	20,616	314,394
Beazer Homes USA, Inc. *	60,280	904,803
Callaway Golf Co.	197,537	3,994,198
Cavco Industries, Inc. *	18,321	3,511,220
Centric Brands, Inc. *(a)	34,283	85,708
Century Communities, Inc. *	55,805	1,683,637
Clarus Corp.	48,787	622,034
Crocs, Inc. *	131,597	4,604,579
Culp, Inc.	23,369	361,518
Deckers Outdoor Corp. *	61,990	9,478,271
Delta Apparel, Inc. *	12,822	319,909
Escalade, Inc.	22,596	258,950
Ethan Allen Interiors, Inc.	51,252	1,010,177
Flexsteel Industries, Inc.	15,246	252,626
Fossil Group, Inc. *	99,605	1,083,702
G-III Apparel Group Ltd. *	95,688	2,402,726
GoPro, Inc., Class A *(a)	265,854	1,105,953
Green Brick Partners, Inc. *	50,448	508,011
Hamilton Beach Brands Holding Co., Class A	13,375	249,444
Helen of Troy Ltd. *	53,236	7,972,623
Hooker Furniture Corp.	24,626	582,897
Installed Building Products, Inc. *	47,855	3,121,103
iRobot Corp. *(a)	58,353	2,804,445
Johnson Outdoors, Inc., Class A	10,287	602,304
KB Home	181,981	6,494,902
Kontoor Brands, Inc. *	93,962	3,570,556
La-Z-Boy, Inc.	95,403	3,387,761
Legacy Housing Corp. *	12,206	193,465
LGI Homes, Inc. *	42,592	3,342,620
Lifetime Brands, Inc.	25,133	200,813
M.D.C. Holdings, Inc.	104,955	4,062,808
M/I Homes, Inc. *	56,272	2,486,097
Malibu Boats, Inc., Class A *	44,286	1,444,609
Marine Products Corp.	15,402	206,695
MasterCraft Boat Holdings, Inc. *	38,757	610,423
Meritage Homes Corp. *	76,866	5,541,270
Movado Group, Inc.	33,816	880,907
Oxford Industries, Inc.	35,216	2,424,974
Purple Innovation, Inc. *(a)	6,717	48,564
Rocky Brands, Inc.	14,917	414,842
Skyline Champion Corp. *	107,088	3,023,094
Sonos, Inc. *	149,752	1,958,756
Steven Madden Ltd.	177,724	7,318,674
Sturm, Ruger & Co., Inc.	35,884	1,642,052
Superior Group of Cos., Inc.	22,105	319,859
Taylor Morrison Home Corp. *	222,510	5,573,876
Security	Number of Shares	Value ($)
The Lovesac Co. *	18,421	300,815
TopBuild Corp. *	72,034	7,486,494
TRI Pointe Group, Inc. *	299,856	4,719,734
Tupperware Brands Corp.	103,682	998,458
Unifi, Inc. *	30,273	826,453
Universal Electronics, Inc. *	28,612	1,491,257
Vera Bradley, Inc. *	44,209	475,689
Vince Holding Corp. *	6,386	134,872
Vista Outdoor, Inc. *	124,282	832,689
William Lyon Homes, Class A *	67,634	1,308,718
Wolverine World Wide, Inc.	178,018	5,283,574
YETI Holdings, Inc. *(a)	65,342	2,176,542
ZAGG, Inc. *	58,363	430,135
		132,393,308

Consumer Services 3.5%
Adtalem Global Education, Inc. *	119,517	3,559,216
American Public Education, Inc. *	32,874	714,023
BBX Capital Corp.	138,011	616,909
Biglari Holdings, Inc., Class B *	2,048	170,967
BJ's Restaurants, Inc.	43,562	1,724,620
Bloomin' Brands, Inc.	184,825	3,661,383
Bluegreen Vacations Corp.	15,000	144,150
Boyd Gaming Corp.	171,204	4,665,309
Brinker International, Inc.	79,386	3,528,708
Career Education Corp. *	145,640	2,062,262
Carriage Services, Inc.	34,482	888,256
Carrols Restaurant Group, Inc. *	74,545	531,506
Century Casinos, Inc. *	56,687	418,917
Chegg, Inc. *	246,243	7,549,810
Churchill Downs, Inc.	74,487	9,682,565
Chuy's Holdings, Inc. *	35,210	858,068
Collectors Universe, Inc.	16,652	477,246
Cracker Barrel Old Country Store, Inc.	40,893	6,358,862
Dave & Buster's Entertainment, Inc.	76,917	3,059,758
Del Taco Restaurants, Inc. *	60,359	460,841
Denny's Corp. *	122,235	2,459,368
Dine Brands Global, Inc.	34,542	2,526,747
Drive Shack, Inc. *	126,888	506,283
El Pollo Loco Holdings, Inc. *	43,034	500,055
Eldorado Resorts, Inc. *	139,405	6,241,162
Empire Resorts, Inc. *	8,021	77,884
Everi Holdings, Inc. *	146,112	1,469,887
Fiesta Restaurant Group, Inc. *	49,166	422,582
Golden Entertainment, Inc. *	35,749	517,646
Houghton Mifflin Harcourt Co. *	222,846	1,439,585
Inspired Entertainment, Inc. *	18,366	134,990
J Alexander's Holdings, Inc. *	27,760	267,884
Jack in the Box, Inc.	54,815	4,605,556
K12, Inc. *	81,724	1,617,318
Kura Sushi USA, Inc. Class A *	7,069	130,423
Laureate Education, Inc., Class A *	222,410	3,437,347
Lindblad Expeditions Holdings, Inc. *	49,210	774,565
Marriott Vacations Worldwide Corp.	90,940	9,997,034
Monarch Casino & Resort, Inc. *	24,273	1,048,351
Nathan's Famous, Inc.	6,532	497,085
Noodles & Co. *	59,378	316,485
OneSpaWorld Holdings Ltd. *	96,688	1,503,498
Papa John's International, Inc. (a)	46,741	2,736,686
Penn National Gaming, Inc. *	233,290	4,972,576
PlayAGS, Inc. *	55,369	638,958
Potbelly Corp. *	43,800	186,150
RCI Hospitality Holdings, Inc.	18,724	351,075
Red Lion Hotels Corp. *	49,311	295,866
Red Robin Gourmet Burgers, Inc. *	27,808	848,144
Red Rock Resorts, Inc., Class A	147,614	3,215,033
Regis Corp. *	60,825	1,252,995

19
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Ruth's Hospitality Group, Inc.	60,364	1,242,291
Scientific Games Corp., Class A *	117,927	2,829,069
SeaWorld Entertainment, Inc. *	99,655	2,632,885
Select Interior Concepts, Inc., Class A *	44,804	513,454
Shake Shack, Inc., Class A *	61,516	5,061,537
Strategic Education, Inc.	45,223	5,563,786
Target Hospitality Corp. *	68,698	380,587
Texas Roadhouse, Inc.	140,086	7,914,859
The Cheesecake Factory, Inc.	88,372	3,693,066
The Habit Restaurants, Inc., Class A *	42,369	445,298
Twin River Worldwide Holdings, Inc.	41,179	1,033,593
Wingstop, Inc.	62,026	5,174,829
WW International, Inc. *	99,250	3,460,848
		146,068,696

Diversified Financials 3.6%
AG Mortgage Investment Trust, Inc.	68,041	1,064,161
Anworth Mortgage Asset Corp.	217,867	745,105
Apollo Commercial Real Estate Finance, Inc.	327,944	6,001,375
Ares Commercial Real Estate Corp.	58,354	904,487
Ares Management Corp., Class A	141,870	4,195,096
Arlington Asset Investment Corp., Class A	74,900	432,922
ARMOUR Residential REIT, Inc.	123,670	2,068,999
Artisan Partners Asset Management, Inc., Class A	105,686	2,890,512
Ashford, Inc. *	612	14,624
Assetmark Financial Holdings, Inc. *	28,785	789,860
Associated Capital Group, Inc., Class A	4,096	166,298
B. Riley Financial, Inc.	43,173	1,215,320
Banco Latinoamericano de Comercio Exterior, S.A., Class E	65,536	1,352,008
Blackstone Mortgage Trust, Inc., Class A	267,532	9,711,412
Blucora, Inc. *	101,659	2,198,884
BrightSphere Investment Group, Inc. *	147,139	1,444,905
Cannae Holdings, Inc. *	143,159	4,180,243
Capstead Mortgage Corp.	201,597	1,558,345
Cherry Hill Mortgage Investment Corp.	32,246	435,966
Cohen & Steers, Inc.	48,413	3,168,147
Colony Credit Real Estate, Inc.	172,281	2,468,787
Cowen, Inc. *	61,515	920,880
Curo Group Holdings Corp. *	36,163	505,920
Diamond Hill Investment Group, Inc.	6,685	941,649
Donnelley Financial Solutions, Inc. *	65,092	735,540
Dynex Capital, Inc.	49,835	805,334
Elevate Credit, Inc. *	49,529	202,574
Ellington Financial, Inc.	66,073	1,217,065
Encore Capital Group, Inc. *	65,331	2,168,336
Enova International, Inc. *	70,008	1,644,488
Exantas Capital Corp.	63,532	747,136
EZCORP, Inc., Class A *	105,689	555,924
Federated Investors, Inc., Class B	204,068	6,517,932
FGL Holdings	310,221	2,801,296
FirstCash, Inc.	89,896	7,586,323
Focus Financial Partners, Inc., Class A *	64,271	1,406,249
GAIN Capital Holdings, Inc.	40,142	169,399
GAMCO Investors, Inc., Class A	11,397	179,617
Granite Point Mortgage Trust, Inc.	114,947	2,138,014
Great Ajax Corp.	35,247	551,616
Green Dot Corp., Class A *	102,616	2,959,445
Greenhill & Co., Inc.	33,885	548,937
GWG Holdings, Inc. *(a)	3,801	38,960
Hamilton Lane, Inc., Class A	46,053	2,745,680
Houlihan Lokey, Inc.	87,381	4,129,626
INTL. FCStone, Inc. *	33,881	1,355,240
Invesco Mortgage Capital, Inc.	305,192	4,803,722
KKR Real Estate Finance Trust, Inc.	53,820	1,079,091
Security	Number of Shares	Value ($)
Ladder Capital Corp.	218,120	3,766,932
Ladenburg Thalmann Financial Services, Inc.	247,169	558,602
LendingClub Corp. *	139,854	1,767,755
Marlin Business Services Corp.	18,213	432,377
Medallion Financial Corp. *	42,846	293,067
Moelis & Co., Class A	100,977	3,602,859
Nelnet, Inc., Class A	38,079	2,333,100
New York Mortgage Trust, Inc.	497,714	3,115,690
On Deck Capital, Inc. *	138,266	616,666
Oppenheimer Holdings, Inc., Class A	19,926	541,987
Orchid Island Capital, Inc.	133,369	742,865
PennyMac Mortgage Investment Trust	183,225	4,194,020
Piper Jaffray Cos.	29,053	2,281,823
PJT Partners, Inc., Class A	48,058	1,995,849
PRA Group, Inc. *	95,245	3,231,663
Pzena Investment Management, Inc., Class A	37,290	309,507
Ready Capital Corp.	66,579	1,053,946
Redwood Trust, Inc.	203,581	3,326,513
Regional Management Corp. *	18,750	542,437
Safeguard Scientifics, Inc. *	40,517	458,247
Sculptor Capital Management, Inc.	35,058	629,992
Siebert Financial Corp. *(a)	16,650	149,350
Silvercrest Asset Management Group, Inc., Class A	17,734	213,163
Stifel Financial Corp.	143,422	8,028,764
TPG RE Finance Trust, Inc.	104,492	2,113,873
Value Line, Inc.	1,900	38,437
Virtus Investment Partners, Inc.	14,155	1,535,534
Waddell & Reed Financial, Inc., Class A	152,689	2,528,530
Western Asset Mortgage Capital Corp.	109,462	1,098,998
Westwood Holdings Group, Inc.	17,318	523,523
WisdomTree Investments, Inc.	283,844	1,450,443
World Acceptance Corp. *	13,289	1,379,531
		151,319,492

Energy 3.1%
Abraxas Petroleum Corp. *	333,304	96,658
Altus Midstream Co., Class A *	104,732	230,410
Amplify Energy Corp.	27,233	197,439
Arch Coal, Inc., Class A	34,494	2,721,232
Archrock, Inc.	274,211	2,643,394
Ardmore Shipping Corp. *	70,072	559,875
Berry Petroleum Corp.	131,620	1,235,912
Bonanza Creek Energy, Inc. *	40,721	725,648
Brigham Minerals, Inc., Class A	33,461	638,770
Cactus, Inc., Class A *	99,583	2,959,607
California Resources Corp. *(a)	103,459	578,336
Callon Petroleum Co. *	487,221	1,851,440
Carrizo Oil & Gas, Inc. *	188,841	1,389,870
Chaparral Energy, Inc., Class A *	64,581	60,532
Clean Energy Fuels Corp. *	284,851	640,915
CNX Resources Corp. *	394,385	3,324,666
Comstock Resources, Inc. *(a)	31,231	213,620
CONSOL Energy, Inc. *	57,114	755,618
Contura Energy, Inc. *	40,655	932,626
Covia Holdings Corp. *	86,510	119,384
CVR Energy, Inc.	62,434	2,960,620
Delek US Holdings, Inc.	159,357	6,366,312
Denbury Resources, Inc. *	997,613	995,718
DHT Holdings, Inc.	187,337	1,448,115
Diamond Offshore Drilling, Inc. *	135,164	715,018
Diamond S Shipping, Inc. *	48,812	712,655
DMC Global, Inc.	30,132	1,348,106
Dorian LPG Ltd. *	58,072	722,996
Dril-Quip, Inc. *	76,629	3,143,322

20
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Earthstone Energy, Inc., Class A *	41,977	162,871
Energy Fuels, Inc. *(a)	196,779	395,526
Era Group, Inc. *	40,183	388,570
Evolution Petroleum Corp.	56,495	317,502
Exterran Corp. *	64,215	813,604
Extraction Oil & Gas, Inc. *(a)	177,936	302,491
Falcon Minerals Corp.	80,229	494,211
Forum Energy Technologies, Inc. *	172,262	199,824
Frank's International N.V. *	228,678	1,120,522
FTS International, Inc. *	70,517	107,186
GasLog Ltd.	86,529	1,186,313
Geospace Technologies Corp. *	27,555	402,027
Golar LNG Ltd.	200,884	2,766,173
Goodrich Petroleum Corp. *	18,729	180,360
Green Plains, Inc.	79,349	978,373
Gulfport Energy Corp. *	342,824	954,765
Hallador Energy Co.	42,080	141,599
Helix Energy Solutions Group, Inc. *	301,272	2,587,926
HighPoint Resources Corp. *	233,382	247,385
Independence Contract Drilling, Inc. *	96,360	85,760
International Seaways, Inc. *	53,502	1,345,040
Jagged Peak Energy, Inc. *	141,346	1,002,143
KLX Energy Services Holdings, Inc. *	43,335	344,080
Laredo Petroleum, Inc. *	386,265	911,585
Liberty Oilfield Services, Inc., Class A	111,621	1,028,029
Magnolia Oil & Gas Corp., Class A *	215,580	2,116,996
Mammoth Energy Services, Inc.	25,335	40,536
Matador Resources Co. *	235,087	3,270,060
Matrix Service Co. *	56,655	1,062,848
McDermott International, Inc. *(a)	382,393	623,301
Montage Resources Corp. *	44,440	200,869
Nabors Industries Ltd.	750,247	1,387,957
NACCO Industries, Inc., Class A	7,792	393,496
National Energy Services Reunited Corp. *	49,361	341,084
Natural Gas Services Group, Inc. *	26,169	311,149
NCS Multistage Holdings, Inc. *	24,476	55,071
Newpark Resources, Inc. *	191,155	1,146,930
NextDecade Corp. *(a)	23,710	140,363
NexTier Oilfield Solutions, Inc. *	332,611	1,436,878
Nine Energy Service, Inc. *	33,083	186,919
Noble Corp. plc *	524,241	644,816
Nordic American Tankers Ltd.	296,557	1,061,674
Northern Oil & Gas, Inc. *	610,805	1,197,178
Oasis Petroleum, Inc. *	675,700	1,763,577
Oceaneering International, Inc. *	209,746	2,970,003
Oil States International, Inc. *	128,033	1,827,031
Overseas Shipholding Group, Inc., Class A *	134,333	218,963
Pacific Drilling S.A. *(a)	62,142	155,355
Panhandle Oil & Gas, Inc., Class A	32,554	461,941
Par Pacific Holdings, Inc. *	75,401	1,707,833
Parker Drilling Co. *	19,411	358,521
PDC Energy, Inc. *	132,641	2,646,188
Peabody Energy Corp.	145,236	1,529,335
Penn Virginia Corp. *	28,193	670,993
PrimeEnergy Resources Corp. *(a)	1,079	170,935
ProPetro Holding Corp. *	168,197	1,303,527
QEP Resources, Inc.	507,968	1,691,533
Renewable Energy Group, Inc. *	78,270	1,278,932
REX American Resources Corp. *	11,761	951,700
RigNet, Inc. *	31,747	166,354
Ring Energy, Inc. *	128,602	213,479
Roan Resources, Inc. *	74,112	111,168
Rosehill Resources, Inc. *	21,663	33,361
RPC, Inc. (a)	120,998	500,932
SandRidge Energy, Inc. *	63,258	277,070
Scorpio Tankers, Inc.	91,534	2,911,697
SEACOR Holdings, Inc. *	36,919	1,584,194
Security	Number of Shares	Value ($)
SEACOR Marine Holdings, Inc. *	41,879	544,846
Seadrill Ltd. *(a)	122,010	214,738
Select Energy Services, Inc., Class A *	124,463	945,919
SemGroup Corp., Class A	168,792	2,717,551
Ship Finance International Ltd.	171,690	2,484,354
SilverBow Resources, Inc. *	14,100	111,390
SM Energy Co.	237,539	1,862,306
Smart Sand, Inc. *	48,150	112,189
Solaris Oilfield Infrastructure, Inc., Class A	65,862	700,772
Southwestern Energy Co. *	1,152,958	2,363,564
SRC Energy, Inc. *	513,680	1,602,682
Talos Energy, Inc. *	43,032	926,479
Teekay Corp. (a)	147,560	754,032
Teekay Tankers Ltd., Class A *	426,679	870,425
Tellurian, Inc. *(a)	200,653	1,599,204
TETRA Technologies, Inc. *	253,261	430,544
Tidewater, Inc. *	83,272	1,351,505
U.S. Well Services, Inc. *	41,722	79,689
Unit Corp. *	110,436	225,289
Uranium Energy Corp. *	366,940	347,529
US Silica Holdings, Inc.	156,424	697,651
W&T Offshore, Inc. *	202,197	814,854
Whiting Petroleum Corp. *	191,684	1,215,277
World Fuel Services Corp.	136,361	5,695,799
		128,544,014

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	235,957	6,300,052
HF Foods Group, Inc. *	15,641	303,905
Ingles Markets, Inc., Class A	29,705	1,171,268
Natural Grocers by Vitamin Cottage, Inc. *	19,294	169,209
Performance Food Group Co. *	218,079	9,292,346
PriceSmart, Inc.	47,532	3,522,121
Rite Aid Corp. *(a)	115,380	1,061,496
SpartanNash, Co.	76,786	1,005,513
The Andersons, Inc.	67,291	1,239,500
The Chefs' Warehouse, Inc. *	51,857	1,717,763
United Natural Foods, Inc. *	110,450	828,375
Village Super Market, Inc., Class A	17,018	450,977
Weis Markets, Inc.	20,623	793,779
		27,856,304

Food, Beverage & Tobacco 1.7%
22nd Century Group, Inc. *(a)	239,180	452,050
Alico, Inc.	8,375	275,119
B&G Foods, Inc. (a)	137,206	2,133,553
Bridgford Foods Corp. *	3,608	89,009
Cal-Maine Foods, Inc.	67,031	2,673,867
Calavo Growers, Inc.	34,430	2,986,114
Celsius Holdings, Inc. *(a)	55,986	197,071
Coca-Cola Consolidated, Inc.	9,912	2,719,456
Craft Brew Alliance, Inc. *	23,721	172,926
Darling Ingredients, Inc. *	347,593	6,708,545
Dean Foods Co. (a)	164,820	161,524
Farmer Brothers Co. *	22,152	284,210
Fresh Del Monte Produce, Inc.	65,680	2,095,192
Freshpet, Inc. *	73,084	3,819,370
Hostess Brands, Inc. *	253,892	3,244,740
J&J Snack Foods Corp.	32,028	6,109,661
John B. Sanfilippo & Son, Inc.	18,301	1,942,102
Lancaster Colony Corp.	40,079	5,578,195
Landec Corp. *	51,262	504,931
Limoneira Co.	32,556	615,960
MGP Ingredients, Inc.	27,378	1,174,242
National Beverage Corp. (a)	25,170	1,106,473
New Age Beverages Corp. *(a)	158,455	426,244

21
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Primo Water Corp. *	75,144	908,867
Pyxus International, Inc. *(a)	17,377	198,445
Sanderson Farms, Inc.	42,206	6,533,911
Seneca Foods Corp., Class A *	14,603	516,654
The Boston Beer Co., Inc., Class A *	17,678	6,619,704
The Simply Good Foods Co. *	174,667	4,286,328
Tootsie Roll Industries, Inc.	34,957	1,198,326
Turning Point Brands, Inc.	17,237	359,736
Universal Corp.	52,204	2,860,779
Vector Group Ltd.	234,335	2,858,887
		71,812,191

Health Care Equipment & Services 6.8%
Accuray, Inc. *	182,312	474,011
Addus HomeCare Corp. *	22,387	1,885,209
Allscripts Healthcare Solutions, Inc. *	350,249	3,831,724
Alphatec Holdings, Inc. *	79,985	550,297
Amedisys, Inc. *	66,493	8,545,680
American Renal Associates Holdings, Inc. *	38,180	317,658
AMN Healthcare Services, Inc. *	97,765	5,744,671
AngioDynamics, Inc. *	76,598	1,171,949
Antares Pharma, Inc. *	344,869	1,158,760
Apollo Medical Holdings, Inc. *(a)	13,284	198,861
Apyx Medical Corp. *	69,304	457,406
AtriCure, Inc. *	78,774	2,094,601
Atrion Corp.	3,023	2,549,689
Avalon GloboCare Corp. *(a)	44,971	65,658
Avanos Medical, Inc. *	100,513	4,426,593
Avedro, Inc. *	16,346	379,881
AxoGen, Inc. *	72,550	902,159
Axonics Modulation Technologies, Inc. *	33,220	821,198
BioLife Solutions, Inc. *	14,196	241,474
BioSig Technologies, Inc. *(a)	32,972	218,604
BioTelemetry, Inc. *	69,961	2,753,665
Brookdale Senior Living, Inc. *	392,637	2,885,882
Cardiovascular Systems, Inc. *	72,597	3,232,018
Castlight Health, Inc., Class B *	209,420	316,224
Catasys, Inc. *(a)	14,702	229,498
Cerus Corp. *	294,699	1,281,941
Community Health Systems, Inc. *	181,990	644,245
Computer Programs & Systems, Inc.	26,413	609,348
ConforMIS, Inc. *	132,984	253,999
CONMED Corp.	57,802	6,359,376
CorVel Corp. *	19,160	1,515,939
Cross Country Healthcare, Inc. *	77,572	838,553
CryoLife, Inc. *	77,041	1,729,570
CryoPort, Inc. *	65,955	925,349
Cutera, Inc. *	29,537	930,415
CytoSorbents Corp. *	71,062	337,544
Diplomat Pharmacy, Inc. *	124,243	675,882
ElectroCore, Inc. *(a)	24,895	39,334
Enzo Biochem, Inc. *	92,538	292,420
Evolent Health, Inc., Class A *	158,510	1,207,846
Genesis Healthcare, Inc. *	169,619	217,112
GenMark Diagnostics, Inc. *	113,296	635,591
Glaukos Corp. *	76,583	4,888,293
Globus Medical, Inc., Class A *	161,243	8,444,296
Haemonetics Corp. *	108,619	13,113,572
Hanger, Inc. *	77,141	1,744,158
Health Catalyst, Inc. *	17,018	547,299
HealthEquity, Inc. *	146,953	8,345,461
HealthStream, Inc. *	55,349	1,553,093
Heska Corp. *	14,834	1,201,851
HMS Holdings Corp. *	184,241	6,022,838
Inogen, Inc. *	38,789	2,111,479
Inovalon Holdings, Inc., Class A *	150,146	2,346,782
Security	Number of Shares	Value ($)
Inspire Medical Systems, Inc. *	28,280	1,724,514
Integer Holdings Corp. *	68,783	5,326,556
IntriCon Corp. *	17,104	353,711
Invacare Corp.	70,019	540,547
iRadimed Corp. *	9,166	231,442
iRhythm Technologies, Inc. *	52,221	3,489,407
Lantheus Holdings, Inc. *	80,967	1,688,162
LeMaitre Vascular, Inc.	34,681	1,199,963
LHC Group, Inc. *	63,885	7,089,318
LivaNova plc *	103,088	7,291,414
Livongo Health, Inc. *(a)	30,356	655,386
Magellan Health, Inc. *	46,394	3,010,971
Meridian Bioscience, Inc.	90,045	881,541
Merit Medical Systems, Inc. *	113,853	2,351,634
Mesa Laboratories, Inc.	8,149	1,855,935
Misonix, Inc. *	15,299	265,438
National HealthCare Corp.	25,805	2,120,655
National Research Corp., Class A	25,535	1,466,475
Natus Medical, Inc. *	71,340	2,402,731
Neogen Corp. *	108,827	7,080,285
Neuronetics, Inc. *	28,082	250,211
Nevro Corp. *	63,226	5,450,081
NextGen Healthcare, Inc. *	116,512	1,969,635
Novocure Ltd. *	184,229	13,198,166
NuVasive, Inc. *	110,179	7,772,027
Omnicell, Inc. *	87,689	6,172,429
OptimizeRx Corp. *	28,965	376,545
Option Care Health, Inc. *	263,816	933,909
OraSure Technologies, Inc. *	131,567	1,123,582
Orthofix Medical, Inc. *	38,274	1,608,656
OrthoPediatrics Corp. *	18,930	732,212
Owens & Minor, Inc.	131,780	886,879
Patterson Cos., Inc.	176,655	3,026,100
Pennant Group, Inc. *	52,893	951,545
PetIQ, Inc. *	41,199	1,018,439
Phreesia, Inc. *	21,460	635,860
Pulse Biosciences, Inc. *(a)	23,993	337,821
Quidel Corp. *	75,209	4,279,392
R1 RCM, Inc. *	221,209	2,351,452
RadNet, Inc. *	89,407	1,396,537
Rockwell Medical, Inc. *(a)	129,859	286,988
RTI Surgical Holdings, Inc. *	118,940	261,668
SeaSpine Holdings Corp. *	32,977	456,402
Select Medical Holdings Corp. *	233,639	4,256,903
Senseonics Holdings, Inc. *(a)	257,655	301,456
Shockwave Medical, Inc. *(a)	13,764	468,251
SI-BONE, Inc. *	33,436	556,709
Sientra, Inc. *	80,851	519,872
Silk Road Medical, Inc. *	24,522	812,169
Simulations Plus, Inc.	25,629	907,523
Soliton, Inc. *(a)	11,097	123,399
STAAR Surgical Co. *	93,864	3,076,862
Surgery Partners, Inc. *	50,012	397,595
Surmodics, Inc. *	27,903	1,325,672
Tabula Rasa HealthCare, Inc. *	41,335	2,105,605
Tactile Systems Technology, Inc. *	38,498	1,748,579
Tandem Diabetes Care, Inc. *	118,942	7,324,448
Teladoc Health, Inc. *	151,597	11,612,330
Tenet Healthcare Corp. *	218,293	5,531,545
The Ensign Group, Inc.	107,083	4,524,257
The Joint Corp. *	27,194	518,590
The Providence Service Corp. *	24,750	1,580,782
Tivity Health, Inc. *	100,960	1,636,562
TransEnterix, Inc. *	383,079	87,419
TransMedics Group, Inc. *(a)	13,918	249,689
Triple-S Management Corp., Class B *	48,175	728,888
U.S. Physical Therapy, Inc.	26,676	3,773,854
Utah Medical Products, Inc.	7,347	752,847

22
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Vapotherm, Inc. *	30,839	317,642
Varex Imaging Corp. *	79,855	2,396,449
ViewRay, Inc. *	147,739	384,121
Vocera Communications, Inc. *	66,621	1,327,090
Wright Medical Group N.V. *	267,114	5,555,971
Zynex, Inc. (a)	32,411	299,478
		285,972,134

Household & Personal Products 0.5%
Central Garden & Pet Co. *	22,370	671,547
Central Garden & Pet Co., Class A *	88,428	2,500,744
Edgewell Personal Care Co. *	114,944	4,023,040
elf Beauty, Inc. *	56,037	941,422
Inter Parfums, Inc.	37,446	2,899,444
Lifevantage Corp. *	29,117	394,826
Medifast, Inc.	23,936	2,655,460
Nature's Sunshine Products, Inc. *	18,214	171,940
Oil-Dri Corp. of America	10,781	377,443
Revlon, Inc., Class A *(a)	14,442	379,680
USANA Health Sciences, Inc. *	27,356	2,027,353
WD-40 Co.	29,152	5,463,085
Youngevity International, Inc. *(a)	17,188	80,268
		22,586,252

Insurance 2.3%
Ambac Financial Group, Inc. *	95,722	1,962,301
American Equity Investment Life Holding Co.	191,446	4,724,887
AMERISAFE, Inc.	40,695	2,585,353
Argo Group International Holdings Ltd.	69,015	4,269,958
Citizens, Inc. *	107,297	714,598
CNO Financial Group, Inc.	329,642	5,158,897
Crawford & Co., Class A	34,321	363,459
Donegal Group, Inc., Class A	21,314	313,742
eHealth, Inc. *	47,520	3,280,781
Employers Holdings, Inc.	67,143	2,842,835
Enstar Group Ltd. *	24,423	4,906,581
FBL Financial Group, Inc., Class A	20,302	1,164,929
FedNat Holding Co.	24,276	348,361
Genworth Financial, Inc., Class A *	1,070,230	4,580,584
Global Indemnity Ltd.	17,474	432,656
Goosehead Insurance, Inc., Class A	24,414	1,249,509
Greenlight Capital Re Ltd., Class A *	61,932	668,866
Hallmark Financial Services, Inc. *	28,193	502,399
HCI Group, Inc.	13,090	550,434
Health Insurance Innovations, Inc., Class A *(a)	20,354	538,974
Heritage Insurance Holdings, Inc.	57,235	762,370
Horace Mann Educators Corp.	87,641	3,817,642
Independence Holding Co.	10,284	402,104
Investors Title Co.	3,028	459,348
James River Group Holdings Ltd.	63,062	2,258,250
Kinsale Capital Group, Inc.	43,229	4,570,170
MBIA, Inc. *	169,152	1,571,422
National General Holdings Corp.	143,907	3,068,097
National Western Life Group, Inc., Class A	4,876	1,329,198
NI Holdings, Inc. *	20,281	354,917
Palomar Holdings, Inc. *	12,517	565,143
ProAssurance Corp.	112,833	4,425,310
ProSight Global, Inc. *	19,079	302,593
Protective Insurance Corp., Class B	19,116	304,136
RLI Corp.	84,555	8,228,893
Safety Insurance Group, Inc.	31,409	3,052,955
Selective Insurance Group, Inc.	124,058	8,574,889
State Auto Financial Corp.	36,606	1,211,293
Stewart Information Services Corp.	49,590	2,029,223
Security	Number of Shares	Value ($)
Third Point Reinsurance Ltd. *	157,941	1,498,860
Tiptree, Inc.	53,210	391,093
Trupanion, Inc. *(a)	60,386	1,431,148
United Fire Group, Inc.	44,744	2,036,747
United Insurance Holdings Corp.	42,821	524,985
Universal Insurance Holdings, Inc.	64,847	1,758,002
Watford Holdings Ltd. *	43,167	1,162,919
		97,251,811

Materials 3.8%
Advanced Emissions Solutions, Inc.	34,544	477,744
AdvanSix, Inc. *	59,527	1,354,835
AK Steel Holding Corp. *	669,624	1,580,313
Allegheny Technologies, Inc. *	266,289	5,594,732
American Vanguard Corp.	62,012	866,928
Amyris, Inc. *(a)	77,549	257,075
Balchem Corp.	68,221	6,904,647
Boise Cascade Co.	82,093	2,936,467
Carpenter Technology Corp.	100,056	4,904,745
Century Aluminum Co. *	104,464	609,025
Chase Corp.	15,521	1,818,285
Clearwater Paper Corp. *	33,680	624,427
Cleveland-Cliffs, Inc. (a)	569,777	4,119,488
Coeur Mining, Inc. *	465,707	2,570,703
Commercial Metals Co.	250,425	4,840,715
Compass Minerals International, Inc.	72,136	4,074,241
Ferro Corp. *	173,546	1,931,567
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	211,361
Forterra, Inc. *	40,593	333,269
FutureFuel Corp.	55,522	684,586
GCP Applied Technologies, Inc. *	114,465	2,364,847
Gold Resource Corp.	127,527	558,568
Greif, Inc., Class A	54,582	2,137,977
Greif, Inc., Class B	12,762	600,197
H.B. Fuller Co.	107,680	5,254,784
Hawkins, Inc.	20,878	892,534
Haynes International, Inc.	26,521	913,914
Hecla Mining Co.	1,018,443	2,342,419
Ingevity Corp. *	88,966	7,491,827
Innophos Holdings, Inc.	41,804	1,363,646
Innospec, Inc.	51,420	4,697,731
Intrepid Potash, Inc. *	204,632	632,313
Kaiser Aluminum Corp.	34,009	3,641,684
Koppers Holdings, Inc. *	40,129	1,288,141
Kraton Corp. *	66,239	1,485,078
Kronos Worldwide, Inc.	48,778	618,505
Livent Corp. *	310,728	2,131,594
Louisiana-Pacific Corp.	263,286	7,695,850
LSB Industries, Inc. *	49,037	207,427
Marrone Bio Innovations, Inc. *	101,700	134,244
Materion Corp.	42,831	2,434,514
Mayville Engineering Co., Inc. *	13,093	111,945
Minerals Technologies, Inc.	74,752	3,696,486
Myers Industries, Inc.	75,411	1,276,708
Neenah, Inc.	35,437	2,285,686
Novagold Resources, Inc. *	492,195	3,583,180
Olympic Steel, Inc.	19,559	292,994
OMNOVA Solutions, Inc. *	92,449	934,659
Orion Engineered Carbons S.A.	127,700	2,114,712
P.H. Glatfelter Co.	92,671	1,668,078
PolyOne Corp.	162,684	5,214,022
PQ Group Holdings, Inc. *	80,531	1,326,346
Quaker Chemical Corp.	27,823	4,253,580
Ramaco Resources, Inc. *	16,927	60,091
Rayonier Advanced Materials, Inc.	103,218	430,419

23
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Ryerson Holding Corp. *	34,841	302,768
Schnitzer Steel Industries, Inc., Class A	54,785	1,169,112
Schweitzer-Mauduit International, Inc.	65,266	2,642,620
Sensient Technologies Corp.	89,692	5,611,132
Stepan Co.	43,353	4,236,455
Summit Materials, Inc., Class A *	237,993	5,457,179
SunCoke Energy, Inc. *	160,709	850,151
Synalloy Corp.	18,134	283,978
TimkenSteel Corp. *	83,916	471,608
Trecora Resources *	46,660	409,208
Tredegar Corp.	55,676	1,106,839
Trinseo S.A.	85,584	3,637,320
Tronox Holdings plc, Class A *	194,195	1,648,716
UFP Technologies, Inc. *	14,282	594,274
United States Lime & Minerals, Inc.	4,197	371,434
US Concrete, Inc. *	33,957	1,774,593
Valhi, Inc.	60,161	113,704
Verso Corp., Class A *	75,141	1,100,064
Warrior Met Coal, Inc.	109,159	2,126,417
Worthington Industries, Inc.	81,853	3,013,009
		159,752,434

Media & Entertainment 1.7%
AMC Entertainment Holdings, Inc., Class A (a)	110,314	1,033,642
Boston Omaha Corp., Class A *	22,036	494,929
Cardlytics, Inc. *	29,013	1,215,935
Care.com, Inc. *	44,863	524,000
Cargurus, Inc. *	157,157	5,278,904
Cars.com, Inc. *	141,413	1,599,381
Central European Media Enterprises Ltd., Class A *	185,189	830,573
Clear Channel Outdoor Holdings, Inc. *	102,841	239,620
comScore, Inc. *	101,829	235,225
Cumulus Media, Inc., Class A *	31,328	428,880
Daily Journal Corp. *(a)	2,347	659,530
DHI Group, Inc. *	106,368	385,052
Emerald Expositions Events, Inc.	51,158	497,256
Entercom Communications Corp., Class A	269,157	936,666
Entravision Communications Corp., Class A	133,374	378,782
Eros International plc *(a)	153,042	342,814
Eventbrite, Inc., Class A *	77,711	1,397,244
EverQuote, Inc., Class A *	18,763	380,889
Fluent, Inc. *	88,752	206,792
Gaia, Inc. *(a)	22,400	155,232
Gannett Co., Inc.	223,994	2,430,335
Glu Mobile, Inc. *	245,578	1,456,278
Gray Television, Inc. *	192,564	3,159,975
Hemisphere Media Group, Inc. *	35,700	460,887
IMAX Corp. *	111,022	2,370,320
Lee Enterprises, Inc. *	111,206	201,283
Liberty Latin America Ltd., Class A *	98,685	1,844,423
Liberty Latin America Ltd., Class C *	240,461	4,426,887
Liberty Media Corp. - Liberty Braves, Class A *	20,631	609,027
Liberty Media Corp. - Liberty Braves, Class C *	76,852	2,260,217
Liberty TripAdvisor Holdings, Inc., Class A *	155,657	1,502,090
LiveXLive Media, Inc. *(a)	73,289	124,591
Loral Space & Communications, Inc. *	27,486	1,099,165
Marchex, Inc., Class B *	80,968	268,004
MDC Partners, Inc., Class A *	115,975	363,002
Meredith Corp.	84,255	3,176,413
MSG Networks, Inc., Class A *	123,919	2,008,727
Security	Number of Shares	Value ($)
National CineMedia, Inc.	133,292	1,118,986
New Media Investment Group, Inc.	128,175	1,129,222
QuinStreet, Inc. *	96,494	1,238,018
Reading International, Inc., Class A *	35,745	406,421
Rosetta Stone, Inc. *	44,060	844,190
Saga Communications, Inc., Class A	7,830	236,231
Scholastic Corp.	62,538	2,407,713
TechTarget, Inc. *	48,501	1,183,424
TEGNA, Inc.	461,527	6,936,751
The E.W. Scripps Co., Class A	116,561	1,565,997
The Marcus Corp.	47,625	1,719,262
The Meet Group, Inc. *	153,507	653,940
Travelzoo *	11,052	111,846
Tribune Publishing Co.	35,823	320,974
TrueCar, Inc. *	223,986	734,674
WideOpenWest, Inc. *	51,725	328,454
Yelp, Inc. *	146,846	5,067,655
		70,986,728

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
Abeona Therapeutics, Inc. *	69,313	164,272
ACADIA Pharmaceuticals, Inc. *	223,542	9,480,416
Accelerate Diagnostics, Inc. *(a)	58,156	895,602
Acceleron Pharma, Inc. *	95,494	4,284,816
AcelRx Pharmaceuticals, Inc. *(a)	163,045	326,090
Acer Therapeutics, Inc. *(a)	10,439	32,674
Achillion Pharmaceuticals, Inc. *	290,363	1,861,227
Aclaris Therapeutics, Inc. *(a)	64,197	112,345
Acorda Therapeutics, Inc. *	93,321	153,980
Adamas Pharmaceuticals, Inc. *	46,928	192,874
ADMA Biologics, Inc. *	105,534	516,061
Aduro Biotech, Inc. *	130,400	148,656
Adverum Biotechnologies, Inc. *	116,013	843,415
Aeglea BioTherapeutics, Inc. *	54,376	413,801
Aerie Pharmaceuticals, Inc. *	89,800	1,992,662
Affimed N.V. *	125,393	368,655
Agenus, Inc. *	226,026	585,407
AgeX Therapeutics, Inc. *	44,218	68,980
Aimmune Therapeutics, Inc. *	94,080	2,617,306
Akcea Therapeutics, Inc. *(a)	26,867	492,472
Akebia Therapeutics, Inc. *	252,019	940,031
Akero Therapeutics, Inc. *	10,101	234,444
Akorn, Inc. *	199,632	996,164
Albireo Pharma, Inc. *	22,884	420,379
Aldeyra Therapeutics, Inc. *	46,894	262,137
Alector, Inc. *	64,978	1,094,230
Allakos, Inc. *	41,392	2,839,491
Allogene Therapeutics, Inc. *(a)	81,986	2,361,197
AMAG Pharmaceuticals, Inc. *(a)	70,329	682,543
Amicus Therapeutics, Inc. *	541,376	4,563,800
Amneal Pharmaceuticals, Inc. *	194,976	600,526
Amphastar Pharmaceuticals, Inc. *	76,441	1,476,458
AnaptysBio, Inc. *	52,159	1,967,437
Anavex Life Sciences Corp. *(a)	90,347	245,744
ANI Pharmaceuticals, Inc. *	19,422	1,517,052
Anika Therapeutics, Inc. *	28,532	2,008,367
Apellis Pharmaceuticals, Inc. *	102,166	3,002,659
Applied Therapeutics, Inc. *	4,216	69,606
Arcus Biosciences, Inc. *	68,138	534,883
Ardelyx, Inc. *	100,424	502,120
Arena Pharmaceuticals, Inc. *	106,146	5,170,902
ArQule, Inc. *	237,796	2,404,118
Arrowhead Pharmaceuticals, Inc. *	198,156	7,936,148
Arvinas Holding Co. LLC *	38,428	793,922
Assembly Biosciences, Inc. *	48,697	803,987
Assertio Therapeutics, Inc. *	134,103	105,955
Atara Biotherapeutics, Inc. *	110,642	1,208,211

24
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Athenex, Inc. *	145,484	1,606,143
Athersys, Inc. *	299,043	382,775
Atreca, Inc. Class A *	13,743	154,609
Audentes Therapeutics, Inc. *	95,285	2,563,166
Avid Bioservices, Inc. *	116,553	623,559
Avrobio, Inc. *	43,112	625,986
Axcella Health, Inc. *	3,346	17,700
Axsome Therapeutics, Inc. *	52,761	1,270,485
Beyondspring, Inc. *(a)	25,149	297,513
BioCryst Pharmaceuticals, Inc. *	229,124	458,248
BioDelivery Sciences International, Inc. *	175,162	1,012,436
Biohaven Pharmaceutical Holding Co., Ltd. *	83,131	3,817,376
BioSpecifics Technologies Corp. *	12,760	617,967
Bioxcel Therapeutics, Inc. *	12,536	52,150
Blueprint Medicines Corp. *	103,380	7,116,679
Bridgebio Pharma, Inc. *	47,295	1,069,340
Calithera Biosciences, Inc. *	99,321	286,044
Calyxt, Inc. *	19,347	88,609
Cambrex Corp. *	71,364	4,262,572
Cara Therapeutics, Inc. *	84,958	1,763,728
CareDx, Inc. *	87,121	2,283,441
CASI Pharmaceuticals, Inc. *(a)	105,221	345,125
Castle Biosciences, Inc. *	7,797	183,541
Catalyst Pharmaceuticals, Inc. *	205,684	972,885
cbdMD, Inc. *(a)	19,647	69,157
CEL-SCI Corp. *(a)	57,982	397,757
Celcuity, Inc. *	12,209	192,292
Cellular Biomedicine Group, Inc. *	25,626	468,700
Cerecor, Inc. *(a)	44,615	153,476
Checkpoint Therapeutics, Inc. *	47,968	93,538
ChemoCentryx, Inc. *	88,249	758,941
Chiasma, Inc. *	71,847	376,478
Chimerix, Inc. *	99,789	142,698
ChromaDex Corp. *(a)	84,574	244,419
Clovis Oncology, Inc. *(a)	106,268	336,870
Codexis, Inc. *	112,114	1,515,781
Coherus Biosciences, Inc. *	130,806	2,272,100
Collegium Pharmaceutical, Inc. *	69,076	828,912
Concert Pharmaceuticals, Inc. *	44,328	276,163
Constellation Pharmaceuticals, Inc. *	32,312	446,229
Corbus Pharmaceuticals Holdings, Inc. *(a)	123,552	638,764
Corcept Therapeutics, Inc. *	202,224	2,950,448
CorMedix, Inc. *(a)	49,061	273,760
Cortexyme, Inc. *(a)	6,003	124,682
Crinetics Pharmaceuticals, Inc. *	22,965	404,414
Cue Biopharma, Inc. *	41,735	358,086
Cyclerion Therapeutics, Inc. *	49,126	117,411
Cymabay Therapeutics, Inc. *	143,397	643,853
Cytokinetics, Inc. *	118,701	1,382,867
CytomX Therapeutics, Inc. *	93,818	575,104
Deciphera Pharmaceuticals, Inc. *	40,379	1,790,405
Denali Therapeutics, Inc. *	101,797	1,595,159
Dermira, Inc. *	99,866	668,104
Dicerna Pharmaceuticals, Inc. *	110,342	1,819,540
Dova Pharmaceuticals, Inc. *	17,923	510,985
Dynavax Technologies Corp. *(a)	174,665	889,045
Eagle Pharmaceuticals, Inc. *	19,501	1,222,713
Editas Medicine, Inc. *	105,325	2,194,973
Eidos Therapeutics, Inc. *(a)	23,595	1,144,357
Eiger BioPharmaceuticals, Inc. *	48,760	531,484
Eloxx Pharmaceuticals, Inc. *	53,030	322,953
Emergent BioSolutions, Inc. *	96,910	5,539,376
Enanta Pharmaceuticals, Inc. *	36,352	2,213,110
Endo International plc *	477,250	2,190,577
Enochian Biosciences, Inc. *(a)	8,080	46,056
Epizyme, Inc. *	164,416	1,892,428
Security	Number of Shares	Value ($)
Esperion Therapeutics, Inc. *	53,106	2,112,026
Evelo Biosciences, Inc. *	29,924	195,404
Evofem Biosciences, Inc. *	29,423	149,763
Evolus, Inc. *(a)	31,665	505,057
EyePoint Pharmaceuticals, Inc. *	128,809	291,108
Fate Therapeutics, Inc. *	111,550	1,667,672
FibroGen, Inc. *	165,062	6,462,177
Five Prime Therapeutics, Inc. *	81,037	320,096
Flexion Therapeutics, Inc. *	72,443	1,243,846
Fluidigm Corp. *	146,403	720,303
Forty Seven, Inc. *	46,680	322,559
Fulcrum Therapeutics, Inc. *	9,718	60,932
G1 Therapeutics, Inc. *	71,908	1,525,888
Galectin Therapeutics, Inc. *	84,431	336,035
Genomic Health, Inc. *	57,326	3,822,498
Geron Corp. *(a)	364,657	521,460
Global Blood Therapeutics, Inc. *	122,659	5,881,499
GlycoMimetics, Inc. *	70,362	371,511
Gossamer Bio, Inc. *	91,267	1,877,819
Gritstone Oncology, Inc. *	51,856	420,552
Halozyme Therapeutics, Inc. *	302,605	4,635,909
Harpoon Therapeutics, Inc. *	15,304	203,543
Heron Therapeutics, Inc. *	156,162	3,318,442
Homology Medicines, Inc. *	51,903	681,486
Hookipa Pharma, Inc. *	4,287	35,068
ImmunoGen, Inc. *	304,232	724,072
Immunomedics, Inc. *	371,902	5,950,432
Innoviva, Inc. *	135,484	1,574,324
Inovio Pharmaceuticals, Inc. *(a)	190,916	406,651
Insmed, Inc. *	188,201	3,498,657
Intellia Therapeutics, Inc. *	81,117	1,012,746
Intercept Pharmaceuticals, Inc. *	53,182	3,870,586
Intersect ENT, Inc. *	65,602	1,169,028
Intra-Cellular Therapies, Inc. *	93,138	861,527
Intrexon Corp. *(a)	151,066	767,415
Invitae Corp. *	182,924	2,946,906
Iovance Biotherapeutics, Inc. *	242,802	5,130,406
Ironwood Pharmaceuticals, Inc. *	324,937	3,262,367
Jounce Therapeutics, Inc. *	31,400	113,511
Kadmon Holdings, Inc. *	280,835	811,613
Kala Pharmaceuticals, Inc. *(a)	45,405	164,820
Kaleido Biosciences, Inc. *(a)	10,461	61,301
KalVista Pharmaceuticals, Inc. *	24,293	257,506
Karuna Therapeutics, Inc. *	9,680	134,746
Karyopharm Therapeutics, Inc. *	125,474	1,468,046
Kezar Life Sciences, Inc. *	32,337	105,095
Kindred Biosciences, Inc. *	80,781	659,981
Kiniksa Pharmaceuticals Ltd., Class A *	29,404	207,298
Kodiak Sciences, Inc. *	50,344	1,042,624
Krystal Biotech, Inc. *	21,955	901,692
Kura Oncology, Inc. *	71,957	1,077,916
La Jolla Pharmaceutical Co. *	44,342	311,059
Lannett Co., Inc. *	67,893	807,248
Lexicon Pharmaceuticals, Inc. *(a)	85,580	317,502
Ligand Pharmaceuticals, Inc. *	39,361	4,282,870
Lineage Cell Therapeutics, Inc. *	233,687	182,276
Liquidia Technologies, Inc. *	27,919	122,285
LogicBio Therapeutics, Inc. *	18,169	180,782
Luminex Corp.	89,071	1,825,510
MacroGenics, Inc. *	99,854	848,759
Madrigal Pharmaceuticals, Inc. *	16,708	1,544,320
Magenta Therapeutics, Inc. *	40,522	421,834
Mallinckrodt plc *(a)	174,898	552,678
MannKind Corp. *(a)	390,146	509,141
Marinus Pharmaceuticals, Inc. *	104,440	122,195
Marker Therapeutics, Inc. *(a)	56,393	216,549
MediciNova, Inc. *(a)	85,672	690,516
Medpace Holdings, Inc. *	58,616	4,315,896

25
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
MEI Pharma, Inc. *	141,679	256,439
MeiraGTx Holdings plc *	35,860	518,177
Menlo Therapeutics, Inc. *	32,171	163,107
Mersana Therapeutics, Inc. *	74,695	140,427
Millendo Therapeutics, Inc. *	19,511	140,674
Minerva Neurosciences, Inc. *	61,339	290,747
Mirati Therapeutics, Inc. *	57,651	5,429,571
Mirum Pharmaceuticals, Inc. *	5,831	41,867
Molecular Templates, Inc. *	35,404	299,518
Momenta Pharmaceuticals, Inc. *	208,569	3,228,648
Morphic Holding, Inc. *	10,420	145,880
Mustang Bio, Inc. *	57,935	153,528
MyoKardia, Inc. *	94,463	5,415,564
Myriad Genetics, Inc. *	148,910	5,013,800
NanoString Technologies, Inc. *	71,020	1,605,052
Natera, Inc. *	118,822	4,577,023
NeoGenomics, Inc. *	202,403	4,641,101
Neon Therapeutics, Inc. *	30,308	63,950
NextCure, Inc. *	5,979	149,475
NGM Biopharmaceuticals, Inc. *(a)	13,964	181,113
Novavax, Inc. *(a)	48,825	203,600
Ocular Therapeutix, Inc. *(a)	87,122	282,275
Odonate Therapeutics, Inc. *	24,559	779,994
Omeros Corp. *(a)	99,265	1,572,358
Oncocyte Corp. *	44,686	75,966
OPKO Health, Inc. *	746,726	1,060,351
Optinose, Inc. *(a)	51,825	405,272
Organogenesis Holdings, Inc. *	21,873	153,330
Osmotica Pharmaceuticals plc *	19,680	87,182
Pacific Biosciences of California, Inc. *	302,301	1,463,137
Pacira BioSciences, Inc. *	85,643	3,467,685
Palatin Technologies, Inc. *	414,510	334,924
Paratek Pharmaceuticals, Inc. *(a)	66,998	206,689
PDL BioPharma, Inc. *	237,639	670,142
Personalis, Inc. *	18,697	193,701
Pfenex, Inc. *	62,759	578,638
PhaseBio Pharmaceuticals, Inc. *	28,558	117,373
Phibro Animal Health Corp., Class A	44,198	1,058,984
Pieris Pharmaceuticals, Inc. *	96,581	319,683
PolarityTE, Inc. *(a)	29,159	79,021
Portola Pharmaceuticals, Inc. *	159,062	4,598,482
Precision BioSciences, Inc. *	19,025	123,472
Prestige Consumer Healthcare, Inc. *	106,659	3,782,128
Prevail Therapeutics, Inc. *	15,662	172,595
Principia Biopharma, Inc. *	28,685	1,012,867
Progenics Pharmaceuticals, Inc. *	182,254	967,769
Protagonist Therapeutics, Inc. *	35,694	480,084
Prothena Corp. plc *	83,804	762,616
PTC Therapeutics, Inc. *	121,952	4,986,617
Puma Biotechnology, Inc. *	63,996	435,173
Quanterix Corp. *	27,233	567,808
Ra Pharmaceuticals, Inc. *	73,652	3,466,800
Radius Health, Inc. *	95,430	2,714,029
Reata Pharmaceuticals, Inc., Class A *	42,638	8,786,839
Recro Pharma, Inc. *	42,103	663,964
REGENXBIO, Inc. *	70,620	2,520,428
Repligen Corp. *	109,489	8,703,281
Replimune Group, Inc. *	24,007	408,119
resTORbio, Inc. *	31,120	225,620
Retrophin, Inc. *	90,233	1,082,796
Revance Therapeutics, Inc. *	94,073	1,473,183
Rhythm Pharmaceuticals, Inc. *	49,281	1,050,671
Rigel Pharmaceuticals, Inc. *	355,043	727,838
Rocket Pharmaceuticals, Inc. *	64,405	936,449
Rubius Therapeutics, Inc. *(a)	75,486	667,296
Sangamo Therapeutics, Inc. *	243,158	2,200,580
Savara, Inc. *	69,319	61,146
Scholar Rock Holding Corp. *	36,840	340,770
Security	Number of Shares	Value ($)
Seres Therapeutics, Inc. *	76,688	268,408
SIGA Technologies, Inc. *	114,561	635,814
Solid Biosciences, Inc. *(a)	41,184	455,083
Sorrento Therapeutics, Inc. *(a)	262,135	398,445
Spark Therapeutics, Inc. *	72,955	7,964,497
Spectrum Pharmaceuticals, Inc. *	237,587	1,843,675
Spero Therapeutics, Inc. *	23,403	256,731
Stemline Therapeutics, Inc. *	93,869	938,690
Stoke Therapeutics, Inc. *(a)	19,215	544,553
Strongbridge Biopharma plc *	75,231	159,490
Supernus Pharmaceuticals, Inc. *	104,557	2,905,639
Sutro Biopharma, Inc. *	22,592	226,598
Syndax Pharmaceuticals, Inc. *	41,829	281,091
Syneos Health, Inc. *	132,068	6,623,210
Synlogic, Inc. *	32,508	69,567
Synthorx, Inc. *(a)	20,110	276,311
Syros Pharmaceuticals, Inc. *	72,087	373,050
TCR2 Therapeutics, Inc. *	24,579	305,517
TG Therapeutics, Inc. *	176,213	1,203,535
The Medicines Co. *	160,336	8,416,037
TherapeuticsMD, Inc. *(a)	417,680	1,111,029
Theravance Biopharma, Inc. *	94,185	1,518,262
Tocagen, Inc. *	45,640	28,776
Translate Bio, Inc. *	61,656	563,844
Tricida, Inc. *	46,474	1,738,592
Turning Point Therapeutics, Inc. *	13,811	529,790
Twist Bioscience Corp. *	46,291	1,102,652
Tyme Technologies, Inc. *(a)	123,263	163,940
Ultragenyx Pharmaceutical, Inc. *	115,525	4,637,173
UNITY Biotechnology, Inc. *	55,498	346,308
UroGen Pharma Ltd. *	39,185	886,757
Vanda Pharmaceuticals, Inc. *	110,924	1,498,583
VBI Vaccines, Inc. *	174,576	102,127
Veracyte, Inc. *	99,518	2,281,948
Vericel Corp. *	94,674	1,502,476
Verrica Pharmaceuticals, Inc. *	26,813	362,512
Viking Therapeutics, Inc. *(a)	140,573	909,507
Voyager Therapeutics, Inc. *	51,929	799,187
WaVe Life Sciences Ltd. *	48,149	1,217,688
X4 Pharmaceuticals, Inc. *	24,886	304,854
XBiotech, Inc. *(a)	39,765	432,246
Xencor, Inc. *	99,908	3,417,853
Xeris Pharmaceuticals, Inc. *	55,482	453,843
Y-mAbs Therapeutics, Inc. *	43,400	1,351,910
ZIOPHARM Oncology, Inc. *(a)	340,214	1,435,703
Zogenix, Inc. *	90,128	4,024,215
Zynerba Pharmaceuticals, Inc. *(a)	47,935	371,976
		402,620,881

Real Estate 8.3%
Acadia Realty Trust	176,310	4,933,154
Agree Realty Corp.	86,820	6,838,811
Alexander & Baldwin, Inc.	145,020	3,409,420
Alexander's, Inc.	4,522	1,561,899
Altisource Portfolio Solutions S.A. *	13,938	248,096
American Assets Trust, Inc.	102,570	5,021,827
American Finance Trust, Inc.	226,373	3,350,320
American Realty Investors, Inc. *	5,220	83,259
Armada Hoffler Properties, Inc.	111,438	2,088,348
Ashford Hospitality Trust, Inc.	189,530	517,417
Bluerock Residential Growth REIT, Inc.	47,376	569,460
Braemar Hotels & Resorts, Inc.	62,472	576,617
BRT Apartments Corp.	20,757	346,642
CareTrust REIT, Inc.	201,895	4,893,935
CatchMark Timber Trust, Inc., Class A	107,133	1,228,815
CBL & Associates Properties, Inc. (a)	362,360	521,798
Cedar Realty Trust, Inc.	182,555	609,734

26
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Chatham Lodging Trust	97,350	1,757,167
CIM Commercial Trust Corp.	2,770	40,303
City Office REIT, Inc.	81,281	1,100,545
Clipper Realty, Inc.	31,412	302,812
Community Healthcare Trust, Inc.	39,215	1,898,790
Consolidated-Tomoka Land Co.	10,258	656,204
CoreCivic, Inc.	251,734	3,841,461
CorEnergy Infrastructure Trust, Inc.	27,380	1,318,895
CorePoint Lodging, Inc.	83,497	822,445
Cushman & Wakefield plc *	217,455	4,055,536
DiamondRock Hospitality Co.	427,992	4,271,360
Easterly Government Properties, Inc.	166,957	3,726,480
EastGroup Properties, Inc.	78,518	10,517,486
Essential Properties Realty Trust, Inc.	161,722	4,149,786
eXp World Holdings, Inc. *(a)	33,315	298,836
Farmland Partners, Inc. (a)	57,625	386,087
First Industrial Realty Trust, Inc.	266,951	11,241,307
Forestar Group, Inc. *	21,619	406,005
Four Corners Property Trust, Inc.	144,977	4,153,591
Franklin Street Properties Corp.	220,767	1,898,596
Front Yard Residential Corp.	105,938	1,310,453
FRP Holdings, Inc. *	15,230	788,609
Getty Realty Corp.	70,640	2,369,266
Gladstone Commercial Corp.	64,950	1,530,222
Gladstone Land Corp.	38,787	463,893
Global Medical REIT, Inc.	66,322	802,496
Global Net Lease, Inc.	179,297	3,492,706
Griffin Industrial Realty, Inc.	2,012	79,233
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	134,620	4,019,753
Healthcare Realty Trust, Inc.	271,102	9,426,217
Hersha Hospitality Trust	73,340	1,012,092
Independence Realty Trust, Inc.	190,062	2,926,955
Industrial Logistics Properties Trust	136,866	2,907,034
Innovative Industrial Properties, Inc. (a)	22,907	1,740,932
Investors Real Estate Trust	24,727	1,871,092
iStar, Inc.	126,125	1,640,886
Jernigan Capital, Inc.	44,761	850,011
Kennedy-Wilson Holdings, Inc.	260,312	5,989,779
Kite Realty Group Trust	176,055	3,137,300
Lexington Realty Trust	486,085	5,288,605
LTC Properties, Inc.	83,275	4,317,809
Mack-Cali Realty Corp.	183,792	3,936,825
Marcus & Millichap, Inc. *	48,825	1,744,029
Maui Land & Pineapple Co., Inc. *	14,430	148,485
Monmouth Real Estate Investment Corp.	196,078	2,956,856
National Health Investors, Inc.	88,646	7,604,940
National Storage Affiliates Trust	125,582	4,291,137
New Senior Investment Group, Inc.	175,575	1,236,048
Newmark Group, Inc., Class A	303,731	3,225,623
NexPoint Residential Trust, Inc.	40,254	1,963,188
Office Properties Income Trust	100,935	3,217,808
One Liberty Properties, Inc.	32,901	934,717
Pebblebrook Hotel Trust	275,254	7,076,780
Pennsylvania Real Estate Investment Trust (a)	149,677	826,217
Physicians Realty Trust	394,057	7,357,044
Piedmont Office Realty Trust, Inc., Class A	265,374	5,954,993
PotlatchDeltic Corp.	140,567	5,969,880
Preferred Apartment Communities, Inc., Class A	95,751	1,371,154
PS Business Parks, Inc.	42,420	7,658,931
QTS Realty Trust, Inc., Class A	116,180	6,226,086
Rafael Holdings, Inc., Class B *	21,967	381,567
RE/MAX Holdings, Inc., Class A	38,191	1,277,489
Realogy Holdings Corp. (a)	241,309	1,901,515
Redfin Corp. *	186,610	3,245,148
Retail Opportunity Investments Corp.	238,830	4,457,762
Security	Number of Shares	Value ($)
Retail Value, Inc.	31,863	1,166,504
Rexford Industrial Realty, Inc.	232,111	11,162,218
RLJ Lodging Trust	365,560	5,998,840
RPT Realty	165,705	2,402,722
Ryman Hospitality Properties, Inc.	97,354	8,194,286
Sabra Health Care REIT, Inc.	400,831	9,860,443
Safehold, Inc.	22,305	771,307
Saul Centers, Inc.	25,380	1,358,845
Senior Housing Properties Trust	503,050	4,992,771
Seritage Growth Properties, Class A	71,476	3,108,491
STAG Industrial, Inc.	271,121	8,415,596
Stratus Properties, Inc. *	12,705	350,404
Summit Hotel Properties, Inc.	218,960	2,684,450
Sunstone Hotel Investors, Inc.	476,022	6,431,057
Tanger Factory Outlet Centers, Inc.	193,430	3,118,092
Tejon Ranch Co. *	44,214	710,961
Terreno Realty Corp.	136,661	7,709,047
The GEO Group, Inc.	251,400	3,826,308
The RMR Group, Inc., Class A	32,292	1,562,933
The St. Joe Co. *	70,880	1,314,824
Transcontinental Realty Investors, Inc. *	2,037	64,247
UMH Properties, Inc.	75,199	1,122,721
Uniti Group, Inc.	390,748	2,703,976
Universal Health Realty Income Trust	27,193	3,242,221
Urban Edge Properties	243,582	5,142,016
Urstadt Biddle Properties, Inc., Class A	62,851	1,529,165
Washington Prime Group, Inc. (a)	398,803	1,682,949
Washington Real Estate Investment Trust	169,583	5,260,465
Whitestone REIT	82,374	1,173,006
Xenia Hotels & Resorts, Inc.	240,894	5,070,819
		346,704,493

Retailing 3.2%
1-800-Flowers.com, Inc., Class A *	51,849	739,367
Aaron's, Inc.	143,234	10,732,524
Abercrombie & Fitch Co., Class A	139,075	2,251,624
America's Car-Mart, Inc. *	13,325	1,212,442
American Eagle Outfitters, Inc.	343,534	5,283,553
Asbury Automotive Group, Inc. *	40,981	4,226,370
Ascena Retail Group, Inc. *	306,754	108,039
At Home Group, Inc. *	101,705	866,527
Barnes & Noble Education, Inc. *	86,330	354,816
Bed Bath & Beyond, Inc. (a)	257,968	3,534,162
Big Lots, Inc.	82,670	1,791,459
Boot Barn Holdings, Inc. *	59,286	2,077,974
Caleres, Inc.	87,007	1,872,391
Camping World Holdings, Inc., Class A (a)	69,130	653,278
Chico's FAS, Inc.	250,391	861,345
Citi Trends, Inc.	23,629	421,778
Conn's, Inc. *	42,453	1,026,938
Core-Mark Holding Co., Inc.	95,779	2,923,175
Designer Brands, Inc.	137,840	2,274,360
Dillard's, Inc., Class A (a)	22,025	1,519,284
Duluth Holdings, Inc., Class B *	22,340	206,422
Express, Inc. *	142,357	458,389
Funko, Inc., Class A *	37,403	673,254
GameStop Corp., Class A (a)	188,723	1,026,653
Genesco, Inc. *	34,094	1,324,552
GNC Holdings, Inc., Class A *(a)	175,290	462,766
Greenlane Holdings, Inc., Class A *(a)	12,915	50,756
Group 1 Automotive, Inc.	37,309	3,710,007
Groupon, Inc. *	955,951	2,657,544
Guess?, Inc.	106,608	1,785,684
Haverty Furniture Cos., Inc.	37,165	674,173
Hibbett Sports, Inc. *	37,370	891,648
Hudson Ltd., Class A *	84,905	1,054,520
J. Jill, Inc. (a)	35,071	60,673

27
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
J.C. Penney Co., Inc. *	661,882	661,882
Lands' End, Inc. *	21,745	262,462
Leaf Group Ltd. *	35,960	106,801
Liquidity Services, Inc. *	56,879	369,145
Lithia Motors, Inc., Class A	46,926	7,389,906
Lumber Liquidators Holdings, Inc. *(a)	59,669	550,745
MarineMax, Inc. *	44,423	686,335
Monro, Inc.	69,101	4,844,671
Murphy USA, Inc. *	64,646	7,623,703
National Vision Holdings, Inc. *	166,472	3,962,034
Office Depot, Inc.	1,158,863	2,387,258
Overstock.com, Inc. *	56,221	592,007
Party City Holdco, Inc. *	114,128	641,399
PetMed Express, Inc.	41,784	978,372
Quotient Technology, Inc. *	161,027	1,386,442
Rent-A-Center, Inc.	102,786	2,659,074
RH *	35,114	6,380,214
RTW RetailWinds, Inc. *	67,220	99,486
Sally Beauty Holdings, Inc. *	256,329	3,973,099
Shoe Carnival, Inc.	19,689	653,478
Shutterstock, Inc. *	40,645	1,649,374
Signet Jewelers Ltd.	109,898	1,762,764
Sleep Number Corp. *	60,933	2,932,096
Sonic Automotive, Inc., Class A	51,764	1,668,354
Sportsman's Warehouse Holdings, Inc. *	91,630	624,000
Stamps.com, Inc. *	35,418	2,990,342
Stitch Fix, Inc., Class A *(a)	89,045	2,035,569
Tailored Brands, Inc. (a)	103,982	482,476
The Buckle, Inc.	61,536	1,287,333
The Cato Corp., Class A	47,606	832,629
The Children's Place, Inc.	32,615	2,671,495
The Container Store Group, Inc. *	32,932	138,973
The Michaels Cos., Inc. *	179,793	1,569,593
The RealReal Inc *(a)	36,600	845,826
The Rubicon Project, Inc. *	102,618	872,253
Tile Shop Holdings, Inc.	75,340	126,571
Tilly's, Inc., Class A	45,402	465,824
Waitr Holdings, Inc. *(a)	124,017	53,923
Weyco Group, Inc.	12,841	316,787
Winmark Corp.	5,120	921,600
Zumiez, Inc. *	42,436	1,354,133
		131,578,875

Semiconductors & Semiconductor Equipment 2.7%
Adesto Technologies Corp. *	58,425	535,173
Advanced Energy Industries, Inc. *	80,588	4,762,751
Alpha & Omega Semiconductor Ltd. *	43,106	562,964
Ambarella, Inc. *	67,029	3,527,736
Amkor Technology, Inc. *	208,229	2,588,286
Axcelis Technologies, Inc. *	69,098	1,324,609
AXT, Inc. *	80,595	251,456
Brooks Automation, Inc.	150,525	6,392,797
Cabot Microelectronics Corp.	61,422	9,282,093
CEVA, Inc. *	46,299	1,260,259
Cirrus Logic, Inc. *	123,255	8,376,410
Cohu, Inc.	85,551	1,421,858
Diodes, Inc. *	87,044	4,060,603
DSP Group, Inc. *	45,299	675,408
Enphase Energy, Inc. *(a)	194,485	3,778,844
FormFactor, Inc. *	157,855	3,445,975
GSI Technology, Inc. *	34,625	270,767
Ichor Holdings Ltd. *	46,918	1,365,783
Impinj, Inc. *	31,607	1,039,712
Inphi Corp. *	95,305	6,850,523
Lattice Semiconductor Corp. *	264,004	5,171,838
MACOM Technology Solutions Holdings, Inc. *	97,397	2,214,808
Security	Number of Shares	Value ($)
MaxLinear, Inc. *	138,680	2,629,373
NeoPhotonics Corp. *	82,871	545,291
NVE Corp.	9,925	617,831
Onto Innovation, Inc. *	102,099	3,287,588
PDF Solutions, Inc. *	60,654	980,169
Photronics, Inc. *	138,709	1,636,766
Power Integrations, Inc.	60,051	5,471,247
Rambus, Inc. *	233,195	3,228,585
Semtech Corp. *	139,740	7,051,280
Silicon Laboratories, Inc. *	91,071	9,675,383
SMART Global Holdings, Inc. *	27,351	812,325
SunPower Corp. *	134,065	1,174,409
Synaptics, Inc. *	71,096	2,993,853
Ultra Clean Holdings, Inc. *	83,076	1,775,334
Veeco Instruments, Inc. *	102,464	1,397,609
Xperi Corp.	104,031	2,112,349
		114,550,045

Software & Services 6.9%
8x8, Inc. *	199,271	3,849,916
A10 Networks, Inc. *	119,406	887,187
ACI Worldwide, Inc. *	244,197	7,665,344
Agilysys, Inc. *	44,315	1,116,295
Alarm.com Holdings, Inc. *	77,969	3,851,669
Altair Engineering, Inc., Class A *	82,959	3,058,698
American Software, Inc., Class A	61,613	998,747
Appfolio, Inc., Class A *	33,155	3,223,661
Appian Corp. *	66,331	2,961,016
Avaya Holdings Corp. *	234,210	2,831,599
Benefitfocus, Inc. *	63,018	1,432,714
Blackbaud, Inc.	103,629	8,699,655
Blackline, Inc. *	90,874	4,247,451
Bottomline Technologies (de), Inc. *	90,974	3,725,385
Box, Inc., Class A *	304,339	5,149,416
Brightcove, Inc. *	81,074	771,014
Carbonite, Inc. *	70,493	1,210,365
Cardtronics plc, Class A *	79,015	2,707,054
Cass Information Systems, Inc.	30,033	1,721,191
ChannelAdvisor Corp. *	56,127	528,155
Cision Ltd. *	196,392	1,977,667
Cloudera, Inc. *	501,457	4,252,355
CommVault Systems, Inc. *	85,659	4,254,683
Conduent, Inc. *	366,864	2,267,220
Cornerstone OnDemand, Inc. *	120,603	7,063,718
CSG Systems International, Inc.	69,777	4,021,946
Digimarc Corp. *	25,118	894,201
Digital Turbine, Inc. *	164,905	1,152,686
Domo, Inc., Class B *	37,689	606,039
Ebix, Inc.	49,450	2,108,053
eGain Corp. *	42,420	319,210
Endurance International Group Holdings, Inc. *	151,289	593,053
Envestnet, Inc. *	101,345	6,333,049
Everbridge, Inc. *	70,356	4,890,446
EVERTEC, Inc.	128,439	3,928,949
Evo Payments, Inc., Class A *	75,197	2,137,851
Exela Technologies, Inc. *	99,570	60,847
ExlService Holdings, Inc. *	70,919	4,938,090
Five9, Inc. *	126,541	7,024,291
ForeScout Technologies, Inc. *	87,562	2,693,407
GTT Communications, Inc. *(a)	69,318	521,965
GTY Technology Holdings, Inc. *(a)	83,420	434,618
I3 Verticals, Inc., Class A *	30,340	620,453
Ideanomics, Inc. *(a)	106,432	122,397
Information Services Group, Inc. *	71,976	155,468
Instructure, Inc. *	72,315	3,379,280
Intelligent Systems Corp. *(a)	14,196	641,233

28
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
International Money Express, Inc. *	28,691	439,546
j2 Global, Inc.	98,717	9,374,166
KBR, Inc.	300,147	8,452,139
Limelight Networks, Inc. *	242,781	1,024,536
LivePerson, Inc. *	130,122	5,341,508
LiveRamp Holdings, Inc. *	141,890	5,546,480
Majesco *	15,678	134,988
ManTech International Corp., Class A	56,765	4,494,653
MAXIMUS, Inc.	134,640	10,332,274
MicroStrategy, Inc., Class A *	17,490	2,680,342
Mitek Systems, Inc. *	79,238	763,854
MobileIron, Inc. *	203,718	1,275,275
Model N, Inc. *	68,863	2,051,429
NIC, Inc.	139,874	3,289,836
OneSpan, Inc. *	69,863	1,307,137
Paysign, Inc. *(a)	61,990	668,252
Perficient, Inc. *	68,100	2,669,520
Perspecta, Inc.	299,798	7,956,639
Phunware, Inc. *(a)	67,278	111,009
Presidio, Inc.	97,872	1,624,675
PRGX Global, Inc. *	42,456	212,280
Priority Technology Holdings, Inc. *	13,581	46,990
Progress Software Corp.	94,424	3,765,629
PROS Holdings, Inc. *	69,644	3,568,559
Q2 Holdings, Inc. *	91,334	6,529,468
QAD, Inc., Class A	23,532	1,093,767
Qualys, Inc. *	71,954	6,139,835
Rapid7, Inc. *	103,528	5,185,717
Rimini Street, Inc. *	40,989	160,267
SailPoint Technologies Holding, Inc. *	182,262	3,528,592
Science Applications International Corp.	125,809	10,394,340
SecureWorks Corp., Class A *	17,646	214,575
SharpSpring, Inc. *(a)	21,553	219,625
ShotSpotter, Inc. *	16,703	337,401
SPS Commerce, Inc. *	74,268	3,919,122
StarTek, Inc. *	33,768	219,492
SVMK, Inc. *	182,299	3,354,302
Sykes Enterprises, Inc. *	80,809	2,496,594
Synchronoss Technologies, Inc. *	79,616	477,696
Telaria, Inc. *	92,961	703,715
Telenav, Inc. *	71,551	337,005
Tenable Holdings, Inc. *	78,524	1,978,805
The Hackett Group, Inc.	51,053	863,306
TiVo Corp.	259,748	2,114,349
TTEC Holdings, Inc.	30,468	1,443,269
Tucows, Inc., Class A *	20,191	1,121,408
Unisys Corp. *	108,667	1,114,923
Upland Software, Inc. *	48,650	1,823,402
Varonis Systems, Inc. *	62,926	4,502,355
Verint Systems, Inc. *	138,814	6,300,767
Verra Mobility Corp. *	246,072	3,531,133
VirnetX Holding Corp. *(a)	130,199	761,664
Virtusa Corp. *	61,718	2,300,847
Workiva, Inc. *	78,101	3,254,469
Yext, Inc. *	196,366	3,232,184
Zix Corp. *	114,804	758,854
Zuora, Inc., Class A *	183,647	2,616,970
		288,191,641

Technology Hardware & Equipment 3.9%
3D Systems Corp. *	243,441	2,310,255
Acacia Communications, Inc. *	80,205	5,266,260
ADTRAN, Inc.	102,176	900,171
Airgain, Inc. *	19,261	218,998
Akoustis Technologies, Inc. *(a)	52,252	426,899
Anixter International, Inc. *	64,637	5,348,712
Applied Optoelectronics, Inc. *(a)	39,941	373,848
Security	Number of Shares	Value ($)
Arlo Technologies, Inc. *	154,974	528,461
AstroNova, Inc.	14,219	225,513
Avid Technology, Inc. *	60,378	407,853
AVX Corp.	99,692	1,527,281
Badger Meter, Inc.	60,716	3,509,385
Bel Fuse, Inc., Class B	20,511	301,717
Belden, Inc.	82,818	4,246,907
Benchmark Electronics, Inc.	79,620	2,699,118
CalAmp Corp. *	68,843	772,418
Calix, Inc. *	103,460	791,469
Cambium Networks Corp. *	9,213	80,706
Casa Systems, Inc. *	65,752	441,853
Clearfield, Inc. *	23,802	293,479
Coda Octopus Group, Inc. *	9,641	70,765
Comtech Telecommunications Corp.	49,889	1,743,620
CTS Corp.	68,789	1,835,290
Daktronics, Inc.	78,100	535,766
DASAN Zhone Solutions, Inc. *	16,622	125,247
Diebold Nixdorf, Inc. *	162,852	1,139,964
Digi International, Inc. *	58,265	840,181
ePlus, Inc. *	28,266	2,208,423
Extreme Networks, Inc. *	248,018	1,597,236
Fabrinet *	77,396	4,351,977
FARO Technologies, Inc. *	36,534	1,741,941
Fitbit, Inc., Class A *	475,277	2,937,212
Harmonic, Inc. *	183,418	1,426,992
II-VI, Inc. *	189,094	6,268,466
Immersion Corp. *	64,843	533,009
Infinera Corp. *	372,247	2,080,861
Inseego Corp. *(a)	97,047	556,079
Insight Enterprises, Inc. *	75,099	4,609,577
InterDigital, Inc.	65,985	3,538,775
Iteris, Inc. *	84,271	451,693
Itron, Inc. *	72,839	5,554,702
KEMET Corp.	120,159	2,612,257
Kimball Electronics, Inc. *	51,463	764,740
Knowles Corp. *	172,650	3,725,787
KVH Industries, Inc. *	34,626	353,878
Lumentum Holdings, Inc. *	162,258	10,167,086
Methode Electronics, Inc.	77,265	2,657,916
MTS Systems Corp.	38,005	2,146,522
Napco Security Technologies, Inc. *	24,151	733,224
NETGEAR, Inc. *	65,152	1,770,180
NetScout Systems, Inc. *	153,715	3,722,977
nLight, Inc. *	69,271	925,461
Novanta, Inc. *	71,477	6,365,027
OSI Systems, Inc. *	35,303	3,503,470
PAR Technology Corp. *(a)	24,078	603,395
PC Connection, Inc.	23,675	1,156,287
Plantronics, Inc.	70,840	2,792,513
Plexus Corp. *	61,336	4,535,184
Ribbon Communications, Inc. *	128,516	551,334
Rogers Corp. *	39,147	5,303,636
Sanmina Corp. *	143,438	4,407,850
ScanSource, Inc. *	54,971	1,775,563
Sonim Technologies, Inc. *	7,492	17,906
Stratasys Ltd. *	108,629	2,246,448
Tech Data Corp. *	77,110	9,368,865
TESSCO Technologies, Inc.	15,031	199,762
TTM Technologies, Inc. *	209,591	2,454,311
Viavi Solutions, Inc. *	487,640	7,782,734
Vishay Intertechnology, Inc.	281,445	5,671,117
Vishay Precision Group, Inc. *	22,119	753,152
Wrap Technologies, Inc. *(a)	15,825	62,192
		163,949,853

29
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Telecommunication Services 0.7%
Anterix, Inc. *	22,494	912,357
ATN International, Inc.	23,714	1,404,580
Bandwidth, Inc., Class A *	33,998	1,908,988
Boingo Wireless, Inc. *	93,176	882,377
Cincinnati Bell, Inc. *	103,307	527,899
Cogent Communications Holdings, Inc.	88,995	5,218,667
Consolidated Communications Holdings, Inc.	150,299	601,196
Frontier Communications Corp. *(a)	214,428	195,130
Gogo, Inc. *(a)	116,789	718,252
IDT Corp., Class B *	34,645	235,932
Intelsat S.A. *	142,554	3,619,446
Iridium Communications, Inc. *	210,390	5,148,243
Ooma, Inc. *	40,371	458,211
ORBCOMM, Inc. *	155,937	625,307
Pareteum Corp. *	223,677	82,761
Shenandoah Telecommunications Co.	101,602	3,267,520
Spok Holdings, Inc.	37,787	449,665
Vonage Holdings Corp. *	479,501	4,684,725
		30,941,256

Transportation 1.4%
Air Transport Services Group, Inc. *	123,456	2,581,465
Allegiant Travel Co.	27,513	4,603,750
ArcBest Corp.	54,230	1,566,705
Atlas Air Worldwide Holdings, Inc. *	49,008	1,074,745
Avis Budget Group, Inc. *	125,519	3,729,169
Costamare, Inc.	102,998	809,564
Covenant Transportation Group, Inc., Class A *	27,545	423,367
Daseke, Inc. *	95,044	255,668
Eagle Bulk Shipping, Inc. *	92,453	401,246
Echo Global Logistics, Inc. *	57,368	1,142,197
Forward Air Corp.	59,741	4,132,285
Genco Shipping & Trading Ltd. *	31,256	308,809
Hawaiian Holdings, Inc.	99,223	2,838,770
Heartland Express, Inc.	97,319	2,033,967
Hertz Global Holdings, Inc. *	214,262	2,894,680
Hub Group, Inc., Class A *	68,706	3,146,735
Marten Transport Ltd.	83,410	1,806,661
Matson, Inc.	90,360	3,449,945
Mesa Air Group, Inc. *	43,289	329,862
P.A.M. Transportation Services, Inc. *	4,100	234,930
Radiant Logistics, Inc. *	80,976	436,461
Roadrunner Transportation Systems, Inc. *	7,402	83,198
Safe Bulkers, Inc. *	110,082	179,434
Saia, Inc. *	55,104	4,915,277
Scorpio Bulkers, Inc.	116,758	758,927
SkyWest, Inc.	106,238	6,326,473
Spirit Airlines, Inc. *	145,053	5,448,191
Universal Logistics Holdings, Inc.	17,261	325,456
US Xpress Enterprises, Inc., Class A *	46,159	239,565
Werner Enterprises, Inc.	95,675	3,492,138
YRC Worldwide, Inc. *	68,047	227,957
		60,197,597

Utilities 4.0%
ALLETE, Inc.	109,766	9,446,462
American States Water Co.	77,629	7,384,847
AquaVenture Holdings Ltd. *	29,437	577,554
Artesian Resources Corp., Class A	16,624	616,750
Atlantic Power Corp. *	225,133	524,560
Avista Corp.	139,367	6,693,797
Black Hills Corp.	129,569	10,213,924
Security	Number of Shares	Value ($)
Cadiz, Inc. *(a)	27,127	321,184
California Water Service Group	102,084	5,713,641
Chesapeake Utilities Corp.	33,926	3,216,185
Clearway Energy, Inc., Class A	74,223	1,274,409
Clearway Energy, Inc., Class C	156,169	2,831,344
Consolidated Water Co., Ltd.	30,469	534,426
El Paso Electric Co.	86,027	5,738,861
Genie Energy Ltd., Class B	29,973	223,299
Global Water Resources, Inc.	24,457	299,598
MGE Energy, Inc.	73,922	5,694,951
Middlesex Water Co.	33,989	2,285,760
New Jersey Resources Corp.	188,470	8,217,292
Northwest Natural Holding Co.	64,178	4,451,386
NorthWestern Corp.	107,267	7,779,003
ONE Gas, Inc.	110,743	10,281,380
Ormat Technologies, Inc.	84,014	6,432,112
Otter Tail Corp.	83,496	4,732,553
Pattern Energy Group, Inc., Class A	187,493	5,255,429
PNM Resources, Inc.	168,729	8,799,217
Portland General Electric Co.	190,318	10,825,288
Pure Cycle Corp. *	36,687	410,161
RGC Resources, Inc.	15,613	455,431
SJW Group.	55,762	4,034,381
South Jersey Industries, Inc.	196,016	6,303,875
Southwest Gas Holdings, Inc.	115,158	10,053,293
Spark Energy, Inc., Class A	24,312	232,666
Spire, Inc.	105,325	8,853,619
Sunnova Energy International, Inc. *	28,084	298,252
TerraForm Power, Inc., Class A	154,117	2,616,907
The York Water Co.	27,589	1,215,020
Unitil Corp.	31,008	1,930,868
		166,769,685
Total Common Stock
(Cost $3,320,088,458)		4,171,303,385

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	50,881	22,031

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	50,000	9,000
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Oncternal Therapeutics, Inc. *(a)(b)	1,506	3,088
Tobira Therapeutics, Inc. CVR *(b)	14,029	164,595
		176,683
Total Rights
(Cost $34,960)		213,597

Other Investment Company 2.1% of net assets

Securities Lending Collateral 2.1%
Wells Fargo Government Money Market Fund, Select Class 1.75% (c)	85,855,056	85,855,056
Total Other Investment Company
(Cost $85,855,056)		85,855,056

30
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
JPMorgan Chase Bank
1.18%, 11/01/19 (d)	16,137,531	16,137,531
Total Short-Term Investment
(Cost $16,137,531)		16,137,531

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 12/20/19	187	14,617,790	288,257
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $82,322,210.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
31
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.7%
Adient plc *	30,290	641,845
American Axle & Manufacturing Holdings, Inc. *	37,198	310,975
Aptiv plc	85,982	7,699,688
Autoliv, Inc.	26,463	2,059,880
BorgWarner, Inc.	70,415	2,934,897
Cooper Tire & Rubber Co.	16,286	459,917
Cooper-Standard Holding, Inc. *	6,229	198,456
Dana, Inc.	47,950	778,229
Delphi Technologies plc	29,887	364,920
Dorman Products, Inc. *	10,202	734,034
Ford Motor Co.	1,320,487	11,342,983
Fox Factory Holding Corp. *	12,576	766,381
Garrett Motion, Inc. *	26,315	249,993
General Motors Co.	426,448	15,846,808
Gentex Corp.	85,280	2,392,104
Gentherm, Inc. *	11,532	481,692
Harley-Davidson, Inc.	52,399	2,038,845
LCI Industries	8,433	819,013
Lear Corp.	18,431	2,170,619
Modine Manufacturing Co. *	17,500	200,025
Motorcar Parts of America, Inc. *	5,552	105,821
Shiloh Industries, Inc. *	4,387	15,881
Standard Motor Products, Inc.	6,318	330,811
Stoneridge, Inc. *	10,196	314,852
Strattec Security Corp.	1,500	33,945
Tenneco, Inc., Class A	22,341	281,273
Tesla, Inc. *	47,684	15,016,645
The Goodyear Tire & Rubber Co.	76,362	1,211,865
Thor Industries, Inc.	18,074	1,143,361
Veoneer, Inc. *	31,546	502,212
Visteon Corp. *	9,724	904,527
Winnebago Industries, Inc.	11,705	562,659
Workhorse Group, Inc. *(a)	5,690	14,396
XPEL, Inc. *	9,214	100,433
		73,029,985

Banks 5.9%
1st Constitution Bancorp	2,000	37,980
1st Source Corp.	5,295	270,998
ACNB Corp.	2,261	80,017
Allegiance Bancshares, Inc. *	7,867	261,656
Amalgamated Bank, Class A	11,099	202,113
Amerant Bancorp, Inc. *	8,788	172,684
American National Bankshares, Inc.	4,310	156,022
American River Bankshares	3,244	46,746
Ameris Bancorp	22,504	964,296
AmeriServ Financial, Inc.	10,799	44,924
Ames National Corp.	2,389	66,175
Arrow Financial Corp.	4,986	175,108
Associated Banc-Corp.	54,272	1,091,410
Atlantic Capital Bancshares, Inc. *	7,985	148,920
Atlantic Union Bankshares Corp.	29,178	1,075,501
Auburn National Bancorp, Inc. (a)	1,391	59,396
Security	Number of Shares	Value ($)
Axos Financial, Inc. *	19,991	580,739
Banc of California, Inc.	17,916	246,703
BancFirst Corp.	6,788	392,957
Bancorp of New Jersey, Inc. *	3,401	61,694
BancorpSouth Bank	29,709	911,175
Bank First Corp. (a)	2,265	158,550
Bank of America Corp.	2,826,027	88,369,864
Bank of Commerce Holdings	5,000	56,100
Bank of Hawaii Corp.	14,212	1,240,850
Bank of Marin Bancorp	3,742	164,162
Bank OZK	40,810	1,145,129
BankFinancial Corp.	4,321	55,655
BankUnited, Inc.	31,580	1,083,194
Bankwell Financial Group, Inc.	2,000	57,240
Banner Corp.	12,659	683,333
Bar Harbor Bankshares	5,502	137,825
Baycom Corp. *	8,199	173,327
BB&T Corp.	258,365	13,706,263
BCB Bancorp, Inc.	4,200	54,180
Berkshire Hills Bancorp, Inc.	16,351	507,372
BOK Financial Corp.	11,253	868,169
Boston Private Financial Holdings, Inc.	28,203	317,284
Bridge Bancorp, Inc.	5,500	178,200
Bridgewater Bancshares, Inc. *	4,163	52,412
Brookline Bancorp, Inc.	26,142	410,429
Bryn Mawr Bank Corp.	6,152	234,453
Business First Bancshares, Inc.	4,553	111,275
Byline Bancorp, Inc. *	9,933	172,238
C&F Financial Corp.	1,200	61,032
Cadence BanCorp	41,959	645,329
Cambridge Bancorp	1,228	95,182
Camden National Corp.	4,903	217,252
Capital City Bank Group, Inc.	5,225	148,651
Capitol Federal Financial, Inc.	48,563	692,994
Capstar Financial Holdings, Inc.	2,802	47,382
Carolina Financial Corp.	9,797	371,796
Carter Bank & Trust *	8,134	159,833
Cathay General Bancorp	24,528	872,461
CB Financial Services, Inc.	1,482	39,718
CBTX, Inc.	6,037	172,960
CenterState Bank Corp.	44,811	1,136,407
Central Pacific Financial Corp.	8,622	249,348
Central Valley Community Bancorp	3,755	78,217
Century Bancorp, Inc., Class A	1,223	106,413
Chemung Financial Corp.	968	41,208
CIT Group, Inc.	31,516	1,351,721
Citigroup, Inc.	761,523	54,723,043
Citizens & Northern Corp.	4,229	108,728
Citizens Community Bancorp, Inc.	3,744	41,633
Citizens Financial Group, Inc.	149,192	5,245,591
City Holding Co.	5,897	467,868
Civista Bancshares, Inc.	3,796	85,334
CNB Financial Corp.	5,361	167,639
Codorus Valley Bancorp, Inc.	2,829	61,241
Colony Bankcorp, Inc.	2,706	42,051
Columbia Banking System, Inc.	26,491	1,041,096
Columbia Financial, Inc. *	19,578	322,841
Comerica, Inc.	49,260	3,222,589
Commerce Bancshares, Inc.	33,212	2,137,524

32
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Community Bank System, Inc.	18,906	1,281,449
Community Bankers Trust Corp.	7,000	60,620
Community Trust Bancorp, Inc.	5,256	230,265
ConnectOne Bancorp, Inc.	8,775	213,057
County Bancorp, Inc.	2,567	56,448
Cullen/Frost Bankers, Inc.	19,072	1,718,006
Customers Bancorp, Inc. *	10,510	247,826
CVB Financial Corp.	49,745	1,033,701
Dime Community Bancshares, Inc.	9,580	184,798
DNB Financial Corp.	1,193	54,258
Eagle Bancorp Montana, Inc.	2,558	48,653
Eagle Bancorp, Inc.	12,070	544,840
East West Bancorp, Inc.	48,737	2,091,792
Entegra Financial Corp. *	2,050	61,705
Enterprise Bancorp, Inc.	2,816	83,945
Enterprise Financial Services Corp.	9,438	413,384
Equity Bancshares, Inc., Class A *	5,288	146,795
Esquire Financial Holdings, Inc. *	1,750	42,525
ESSA Bancorp, Inc.	2,841	46,450
Essent Group Ltd.	33,599	1,750,172
Evans Bancorp, Inc.	1,382	52,502
F.N.B. Corp.	112,278	1,354,073
Farmers & Merchants Bancorp, Inc.	2,641	67,610
Farmers National Banc Corp.	7,093	105,828
Fauquier Bankshares, Inc.	2,085	41,075
FB Financial Corp.	5,492	206,884
Federal Agricultural Mortgage Corp., Class A	643	48,161
Federal Agricultural Mortgage Corp., Class C	2,925	247,718
Fidelity D&D Bancorp, Inc.	800	52,760
Fifth Third Bancorp	249,194	7,246,562
Financial Institutions, Inc.	4,637	145,741
First BanCorp	75,196	791,062
First BanCorp (North Carolina)	10,445	394,299
First BanCorp, Inc.	3,885	109,829
First Bank/Hamilton NJ	6,451	68,123
First Busey Corp.	16,944	446,813
First Business Financial Services, Inc.	2,369	57,614
First Capital, Inc.	1,074	63,044
First Choice Bancorp	2,370	52,993
First Citizens BancShares, Inc., Class A	2,793	1,373,933
First Commonwealth Financial Corp.	32,758	461,560
First Community Bankshares, Inc.	4,583	145,877
First Community Corp.	2,104	40,292
First Defiance Financial Corp.	7,044	217,801
First Financial Bancorp	32,014	750,408
First Financial Bankshares, Inc.	44,912	1,494,671
First Financial Corp.	3,997	175,348
First Financial Northwest, Inc.	2,467	34,908
First Foundation, Inc.	11,843	189,606
First Guaranty Bancshares, Inc.	2,136	44,856
First Hawaiian, Inc.	44,256	1,209,517
First Horizon National Corp.	107,270	1,713,102
First Internet Bancorp	4,592	104,422
First Interstate BancSystem, Inc., Class A	14,267	598,643
First Merchants Corp.	17,712	700,510
First Mid Bancshares, Inc.	6,521	227,583
First Midwest Bancorp, Inc.	39,319	807,612
First Northwest Bancorp	3,416	60,019
First Republic Bank	57,413	6,106,447
First Savings Financial Group, Inc.	860	53,268
First United Corp.	2,475	57,915
Flagstar Bancorp, Inc.	11,375	413,368
Flushing Financial Corp.	8,253	178,595
FNCB Bancorp, Inc.	4,152	30,849
Franklin Financial Network, Inc.	3,791	126,127
Franklin Financial Services Corp.	1,600	57,264
Security	Number of Shares	Value ($)
FS Bancorp, Inc.	938	53,701
Fulton Financial Corp.	53,140	906,568
FVCBankcorp, Inc. *	5,555	95,657
German American Bancorp, Inc.	9,856	325,741
Glacier Bancorp, Inc.	29,832	1,262,490
Great Southern Bancorp, Inc.	3,639	219,868
Great Western Bancorp, Inc.	18,522	645,862
Greene County Bancorp, Inc.	1,473	40,979
Guaranty Bancshares, Inc.	2,780	88,015
Guaranty Federal Bancshares, Inc.	1,961	47,594
Hancock Whitney Corp.	28,840	1,124,760
Hanmi Financial Corp.	10,693	205,840
HarborOne Bancorp, Inc. *	19,941	203,598
Hawthorn Bancshares, Inc.	1,665	39,960
Heartland Financial USA, Inc.	11,104	519,445
Heritage Commerce Corp.	11,571	139,083
Heritage Financial Corp.	14,397	396,349
Hilltop Holdings, Inc.	25,847	603,786
Hingham Institution for Savings	534	101,455
Home Bancorp, Inc.	1,946	74,259
Home BancShares, Inc.	51,875	958,650
HomeStreet, Inc. *	9,269	278,163
HomeTrust Bancshares, Inc.	6,004	160,307
Hope Bancorp, Inc.	47,307	675,071
Horizon Bancorp, Inc.	12,027	219,553
Howard Bancorp, Inc. *	4,800	80,544
Huntington Bancshares, Inc.	348,093	4,918,554
IBERIABANK Corp.	17,944	1,316,910
Independent Bank Corp.	11,089	910,185
Independent Bank Corp., Michigan	7,335	165,111
Independent Bank Group, Inc.	12,943	692,062
International Bancshares Corp.	19,695	806,707
Investar Holding Corp.	2,523	62,596
Investors Bancorp, Inc.	74,260	894,833
JPMorgan Chase & Co.	1,079,035	134,793,052
Kearny Financial Corp.	30,708	430,833
KeyCorp	334,853	6,017,308
Lakeland Bancorp, Inc.	15,000	248,250
Lakeland Financial Corp.	10,005	465,733
LCNB Corp.	4,536	82,011
LegacyTexas Financial Group, Inc.	15,859	674,642
LendingTree, Inc. *	2,539	913,659
Live Oak Bancshares, Inc.	7,662	139,065
Luther Burbank Corp.	6,821	78,919
M&T Bank Corp.	45,457	7,115,384
Macatawa Bank Corp.	7,248	75,778
Mackinac Financial Corp.	2,963	46,341
MainStreet Bancshares, Inc. *	3,000	62,220
Malvern Bancorp, Inc. *	1,956	43,775
Mercantile Bank Corp.	5,614	197,669
Merchants Bancorp	5,609	91,595
Meridian Bancorp, Inc.	18,271	357,381
Meridian Corp. *	2,531	44,925
Meta Financial Group, Inc.	11,373	360,069
Metropolitan Bank Holding Corp. *	2,381	102,240
MGIC Investment Corp.	117,944	1,617,012
Mid Penn Bancorp, Inc.	1,996	50,898
Middlefield Banc Corp.	904	41,584
Midland States Bancorp, Inc.	7,038	188,618
MidWestOne Financial Group, Inc.	3,261	106,292
MMA Capital Holdings, Inc. *	1,499	47,713
Mr Cooper Group, Inc. *	25,993	332,710
MSB Financial Corp.	2,482	38,967
MutualFirst Financial, Inc.	1,990	79,381
MVB Financial Corp.	3,423	68,973
National Bank Holdings Corp., Class A	9,231	317,546
National Bankshares, Inc.	2,688	113,111
NBT Bancorp, Inc.	16,748	665,733

33
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
New York Community Bancorp, Inc.	158,433	1,845,744
Nicolet Bankshares, Inc. *	2,665	183,832
NMI Holdings, Inc., Class A *	21,585	631,361
Northeast Bank *	1,965	42,071
Northfield Bancorp, Inc.	20,650	351,257
Northrim BanCorp, Inc.	2,596	101,114
Northwest Bancshares, Inc.	33,446	564,234
Norwood Financial Corp.	1,600	49,920
Oak Valley Bancorp	2,528	42,218
OceanFirst Financial Corp.	15,478	370,389
Ocwen Financial Corp. *	33,720	56,987
OFG Bancorp	16,312	331,297
Ohio Valley Banc Corp.	1,139	41,847
Old Line Bancshares, Inc.	4,758	139,314
Old National Bancorp	63,751	1,147,199
Old Second Bancorp, Inc.	10,602	127,966
Opus Bank	7,454	184,785
Origin Bancorp, Inc.	7,700	270,963
Oritani Financial Corp.	10,694	199,550
Orrstown Financial Services, Inc.	2,174	47,154
Pacific Mercantile Bancorp *	4,589	32,857
Pacific Premier Bancorp, Inc.	21,337	720,230
PacWest Bancorp	38,677	1,430,662
Park National Corp.	4,958	501,998
Parke Bancorp, Inc.	2,239	53,826
PB Bancorp, Inc.	4,076	61,466
PCB Bancorp	6,102	102,086
PCSB Financial Corp.	6,385	129,360
Peapack-Gladstone Financial Corp.	5,216	152,307
Penns Woods Bancorp, Inc.	2,250	68,783
PennyMac Financial Services, Inc. *	14,649	456,023
People's United Financial, Inc.	130,139	2,104,348
People's Utah Bancorp	5,381	156,587
Peoples Bancorp of North Carolina, Inc.	1,427	42,439
Peoples Bancorp, Inc.	6,847	223,965
Peoples Financial Services Corp.	2,448	120,393
Pinnacle Financial Partners, Inc.	25,044	1,473,088
Plumas Bancorp	1,860	40,920
Ponce de Leon Federal Bank *	3,464	48,600
Popular, Inc.	32,043	1,745,062
Preferred Bank	5,001	266,603
Premier Financial Bancorp, Inc.	2,848	50,552
Prosperity Bancshares, Inc.	22,843	1,576,624
Provident Bancorp, Inc. *	1,515	17,271
Provident Financial Holdings, Inc.	2,246	45,055
Provident Financial Services, Inc.	21,746	542,563
Prudential Bancorp, Inc.	2,109	36,802
QCR Holdings, Inc.	6,599	267,787
Radian Group, Inc.	66,430	1,667,393
RBB Bancorp	4,010	80,761
Regions Financial Corp.	343,156	5,524,812
Reliant Bancorp, Inc.	2,700	61,452
Renasant Corp.	21,291	738,798
Republic Bancorp, Inc., Class A	2,950	131,187
Republic First Bancorp, Inc. *	17,184	69,595
Richmond Mutual BanCorp., Inc. *	7,448	103,900
Riverview Bancorp, Inc.	5,400	38,826
S&T Bancorp, Inc.	12,483	470,047
Salisbury Bancorp, Inc.	1,041	39,620
Sandy Spring Bancorp, Inc.	12,945	446,603
SB Financial Group, Inc.	2,430	41,116
SB One Bancorp	1,887	41,665
Seacoast Banking Corp. of Florida *	17,503	490,084
Select Bancorp, Inc. *	5,100	57,630
ServisFirst Bancshares, Inc.	16,569	579,915
Severn Bancorp, Inc.	5,134	42,612
Shore Bancshares, Inc.	4,629	72,259
Sierra Bancorp	4,155	113,182
Security	Number of Shares	Value ($)
Signature Bank	18,380	2,174,722
Simmons First National Corp., Class A	31,070	743,194
SmartFinancial, Inc. *	7,276	153,160
Sound Financial Bancorp, Inc.	1,293	47,582
South State Corp.	11,139	878,422
Southern First Bancshares, Inc. *	1,875	75,581
Southern Missouri Bancorp, Inc.	3,020	109,958
Southern National Bancorp of Virginia, Inc.	6,730	106,603
Southside Bancshares, Inc.	10,547	363,344
Spirit of Texas Bancshares, Inc. *	3,720	77,748
Standard AVB Financial Corp.	1,872	52,004
Sterling Bancorp	67,222	1,320,912
Sterling Bancorp, Inc.	7,691	74,526
Stock Yards Bancorp, Inc.	7,278	290,683
Summit Financial Group, Inc.	3,433	87,404
SunTrust Banks, Inc.	149,881	10,242,868
SVB Financial Group *	17,851	3,953,640
Synovus Financial Corp.	51,358	1,739,496
TCF Financial Corp.	51,099	2,023,009
Territorial Bancorp, Inc.	2,571	75,999
Texas Capital Bancshares, Inc. *	16,425	887,936
TFS Financial Corp.	19,782	381,001
The Bancorp, Inc. *	15,734	171,501
The Bank of Princeton	1,521	43,744
The Community Financial Corp.	1,476	49,180
The First Bancshares, Inc.	6,742	222,216
The First of Long Island Corp.	12,169	285,241
The PNC Financial Services Group, Inc.	150,073	22,015,709
Timberland Bancorp, Inc.	2,502	66,303
Tompkins Financial Corp.	4,024	352,140
Towne Bank	22,138	621,856
TriCo Bancshares	11,657	438,653
TriState Capital Holdings, Inc. *	7,935	183,457
Triumph Bancorp, Inc. *	9,993	324,273
TrustCo Bank Corp.	28,716	248,106
Trustmark Corp.	22,989	788,983
Two River Bancorp	2,741	57,479
U.S. Bancorp	482,615	27,518,707
UMB Financial Corp.	15,587	1,017,208
Umpqua Holdings Corp.	80,096	1,267,119
Union Bankshares, Inc.	1,200	39,888
United Bankshares, Inc.	35,319	1,396,513
United Community Banks, Inc.	27,233	822,709
United Community Financial Corp.	18,657	212,503
United Financial Bancorp, Inc.	15,207	214,723
United Security Bancshares	4,123	41,931
Unity Bancorp, Inc.	2,299	50,210
Univest Financial Corp.	10,769	277,302
Valley National Bancorp	107,799	1,248,312
Veritex Holdings, Inc.	15,506	381,758
Walker & Dunlop, Inc.	8,850	557,462
Washington Federal, Inc.	26,742	975,013
Washington Trust Bancorp, Inc.	4,849	247,735
Waterstone Financial, Inc.	9,659	179,947
Webster Financial Corp.	30,645	1,351,445
Wells Fargo & Co.	1,352,423	69,825,600
WesBanco, Inc.	17,140	644,293
West Bancorp, Inc.	4,641	108,971
Westamerica Bancorp	9,699	640,328
Western Alliance Bancorp	31,301	1,544,078
Western New England Bancorp, Inc.	10,349	98,936
Wintrust Financial Corp.	18,783	1,198,731
WSFS Financial Corp.	17,604	742,361
Zions Bancorp NA	58,333	2,827,401
		602,790,057

34
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Capital Goods 6.9%
3M Co.	194,221	32,044,523
A.O. Smith Corp.	48,113	2,390,254
AAON, Inc.	13,579	660,754
AAR Corp.	12,256	511,688
Actuant Corp., Class A	19,179	475,064
Acuity Brands, Inc.	13,528	1,688,159
Advanced Drainage Systems, Inc.	18,364	679,835
AECOM *	52,814	2,113,088
Aegion Corp. *	12,259	265,653
Aerojet Rocketdyne Holdings, Inc. *	24,833	1,073,531
Aerovironment, Inc. *	6,673	386,901
AGCO Corp.	21,204	1,626,135
Air Lease Corp.	33,619	1,478,564
Aircastle Ltd.	16,101	438,269
Alamo Group, Inc.	3,373	361,113
Albany International Corp., Class A	10,638	893,379
Allegion plc	31,359	3,638,898
Allied Motion Technologies, Inc.	1,959	74,168
Allison Transmission Holdings, Inc.	41,393	1,805,149
Altra Industrial Motion Corp.	21,554	663,863
Ameresco, Inc., Class A *	5,440	80,186
American Superconductor Corp. *	5,600	43,848
American Woodmark Corp. *	4,841	480,034
AMETEK, Inc.	76,185	6,982,355
Apogee Enterprises, Inc.	9,481	355,917
Applied Industrial Technologies, Inc.	13,758	823,279
Arconic, Inc.	132,012	3,626,370
Arcosa, Inc.	17,207	660,921
Argan, Inc.	4,405	166,729
Armstrong Flooring, Inc. *	7,547	46,339
Armstrong World Industries, Inc.	16,287	1,523,323
Arotech Corp. *	11,503	34,164
Astec Industries, Inc.	6,955	244,051
Astronics Corp. *	9,681	280,168
Atkore International Group, Inc. *	15,845	549,821
Axon Enterprise, Inc. *	19,650	1,004,704
AZZ, Inc.	9,021	349,925
Babcock & Wilcox Enterprises, Inc. *	12,254	56,246
Barnes Group, Inc.	16,937	989,968
Beacon Roofing Supply, Inc. *	23,005	714,075
Bloom Energy Corp., Class A *(a)	6,100	18,666
Blue Bird Corp. *	6,024	117,709
BlueLinx Holdings, Inc. *(a)	2,241	70,054
BMC Stock Holdings, Inc. *	24,109	650,702
Briggs & Stratton Corp.	12,415	91,499
Builders FirstSource, Inc. *	38,094	861,305
BWX Technologies, Inc.	32,683	1,898,882
CAI International, Inc. *	4,600	109,342
Carlisle Cos., Inc.	19,079	2,905,159
Caterpillar, Inc.	189,588	26,125,226
Chart Industries, Inc. *	11,869	695,879
CIRCOR International, Inc. *	5,887	225,413
Colfax Corp. *	28,587	960,523
Columbus McKinnon Corp.	8,311	311,829
Comfort Systems USA, Inc.	14,426	727,215
Commercial Vehicle Group, Inc. *	7,300	53,217
Construction Partners, Inc., Class A *	12,670	216,910
Continental Building Products, Inc. *	10,633	318,033
Cornerstone Building Brands, Inc. *	14,252	89,075
CPI Aerostructures, Inc. *	6,418	49,996
Crane Co.	17,455	1,335,657
CSW Industrials, Inc.	4,946	342,362
Cubic Corp.	10,678	787,396
Cummins, Inc.	53,030	9,146,614
Curtiss-Wright Corp.	14,611	1,976,138
Deere & Co.	106,505	18,546,781
Security	Number of Shares	Value ($)
Donaldson Co., Inc.	41,916	2,210,650
Douglas Dynamics, Inc.	6,985	327,108
Dover Corp.	48,739	5,063,495
Ducommun, Inc. *	3,200	158,656
DXP Enterprises, Inc. *	4,731	163,314
Dycom Industries, Inc. *	11,476	523,191
Eaton Corp. plc	141,339	12,312,040
EMCOR Group, Inc.	18,306	1,605,619
Emerson Electric Co.	206,692	14,499,444
Encore Wire Corp.	7,393	415,487
Energous Corp. *(a)	5,300	14,522
Energy Recovery, Inc. *	9,780	91,052
EnerSys	14,027	937,845
EnPro Industries, Inc.	7,727	537,413
ESCO Technologies, Inc.	8,457	714,532
EVI Industries, Inc. (a)	1,400	48,146
Evoqua Water Technologies Corp. *	25,169	437,186
Fastenal Co.	192,861	6,931,424
Federal Signal Corp.	21,858	709,074
Flowserve Corp.	44,328	2,164,980
Fluor Corp.	46,688	752,144
Fortive Corp.	100,355	6,924,495
Fortune Brands Home & Security, Inc.	47,275	2,838,864
Foundation Building Materials, Inc. *	5,200	96,668
Franklin Electric Co., Inc.	14,084	758,423
FreightCar America, Inc. *	3,100	10,354
Gardner Denver Holdings, Inc. *	46,337	1,474,907
Gates Industrial Corp. plc *	17,841	178,410
GATX Corp.	12,164	967,646
Gencor Industries, Inc. *	3,540	44,250
Generac Holdings, Inc. *	21,680	2,093,854
General Dynamics Corp.	78,743	13,921,762
General Electric Co.	2,956,906	29,509,922
General Finance Corp. *	3,300	32,274
Gibraltar Industries, Inc. *	10,558	562,002
GMS, Inc. *	14,254	427,050
Graco, Inc.	57,002	2,576,490
GrafTech International Ltd.	17,928	216,570
Graham Corp.	2,809	63,652
Granite Construction, Inc.	17,068	401,781
Great Lakes Dredge & Dock Corp. *	19,016	204,422
Griffon Corp.	14,664	312,490
H&E Equipment Services, Inc.	9,632	326,910
Harsco Corp. *	28,455	576,783
HD Supply Holdings, Inc. *	56,799	2,245,832
HEICO Corp.	13,718	1,691,978
HEICO Corp., Class A	24,189	2,304,486
Helios Technologies, Inc.	9,064	359,206
Herc Holdings, Inc. *	8,885	393,250
Hexcel Corp.	28,147	2,100,329
Hillenbrand, Inc.	22,065	679,381
Honeywell International, Inc.	242,400	41,869,752
Houston Wire & Cable Co. *	8,228	34,969
Hubbell, Inc.	17,977	2,547,341
Huntington Ingalls Industries, Inc.	13,735	3,099,440
Hurco Cos., Inc.	2,000	69,580
Hyster-Yale Materials Handling, Inc.	3,600	182,592
IDEX Corp.	25,255	3,927,910
IES Holdings, Inc. *	4,126	80,044
Illinois Tool Works, Inc.	99,238	16,729,542
Ingersoll-Rand plc	81,133	10,294,966
Insteel Industries, Inc.	5,095	97,162
ITT, Inc.	29,658	1,763,168
Jacobs Engineering Group, Inc.	45,203	4,230,097
JELD-WEN Holding, Inc. *	24,661	421,456
John Bean Technologies Corp.	10,923	1,122,557
Johnson Controls International plc	268,875	11,650,354
Kadant, Inc.	3,843	348,944

35
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Kaman Corp.	10,367	608,232
Kennametal, Inc.	26,199	810,859
Kratos Defense & Security Solutions, Inc. *	30,097	568,231
L.B. Foster Co., Class A *	3,200	58,240
L3Harris Technologies, Inc.	75,249	15,524,621
Lawson Products, Inc. *	4,509	207,189
Lennox International, Inc.	12,011	2,971,041
Lincoln Electric Holdings, Inc.	20,282	1,816,659
Lindsay Corp.	4,281	404,169
LiqTech International, Inc. *	5,399	39,089
Lockheed Martin Corp.	83,651	31,509,659
LSI Industries, Inc.	14,777	76,693
Lydall, Inc. *	5,500	107,635
Manitex International, Inc. *	4,549	25,292
Masco Corp.	98,992	4,578,380
Masonite International Corp. *	8,180	502,334
MasTec, Inc. *	19,794	1,245,834
Maxar Technologies, Inc. *	21,013	178,400
Mercury Systems, Inc. *	19,567	1,441,305
Meritor, Inc. *	27,700	610,231
Milacron Holdings Corp. *	21,974	367,405
Miller Industries, Inc.	3,410	122,590
Moog, Inc., Class A	11,470	960,154
MRC Global, Inc. *	31,160	353,978
MSC Industrial Direct Co., Inc., Class A	14,699	1,076,114
Mueller Industries, Inc.	19,369	595,984
Mueller Water Products, Inc., Class A	49,694	581,420
MYR Group, Inc. *	4,624	159,112
National Presto Industries, Inc.	1,664	143,254
Navistar International Corp. *	22,953	717,970
NN, Inc.	15,065	108,769
Nordson Corp.	17,611	2,761,581
Northrop Grumman Corp.	53,228	18,761,805
Northwest Pipe Co. *	2,896	88,328
NOW, Inc. *	33,879	357,085
NV5 Global, Inc. *	3,797	275,017
nVent Electric plc	54,394	1,254,326
Omega Flex, Inc.	832	77,251
Orion Group Holdings, Inc. *	8,139	39,881
Oshkosh Corp.	23,664	2,020,432
Owens Corning	36,549	2,239,723
PACCAR, Inc.	117,115	8,907,767
Park Aerospace Corp.	6,594	112,032
Park-Ohio Holdings Corp.	3,600	110,736
Parker-Hannifin Corp.	42,916	7,874,657
Parsons Corp. *	6,853	243,967
Patrick Industries, Inc. *	8,643	427,051
Pentair plc	56,707	2,351,639
PGT Innovations, Inc. *	19,928	351,928
Plug Power, Inc. *(a)	79,297	210,137
Powell Industries, Inc.	2,862	112,076
Preformed Line Products Co.	1,000	54,600
Primoris Services Corp.	17,353	354,695
Proto Labs, Inc. *	8,737	847,227
Quanex Building Products Corp.	10,061	194,077
Quanta Services, Inc.	46,954	1,974,416
Raven Industries, Inc.	11,752	409,910
Raytheon Co.	94,073	19,963,231
RBC Bearings, Inc. *	8,636	1,385,560
Regal Beloit Corp.	13,569	1,004,784
Resideo Technologies, Inc. *	41,983	400,098
REV Group, Inc.	7,500	93,300
Rexnord Corp. *	33,311	942,368
Rockwell Automation, Inc.	40,098	6,896,455
Roper Technologies, Inc.	35,144	11,842,122
Rush Enterprises, Inc., Class A	11,326	494,833
Rush Enterprises, Inc., Class B	750	32,190
Security	Number of Shares	Value ($)
Sensata Technologies Holding plc *	55,015	2,816,218
Simpson Manufacturing Co., Inc.	14,564	1,203,569
SiteOne Landscape Supply, Inc. *	13,439	1,183,438
Snap-on, Inc.	18,778	3,054,617
Spartan Motors, Inc.	9,445	165,004
Spirit AeroSystems Holdings, Inc., Class A	34,727	2,841,363
SPX Corp. *	16,323	743,349
SPX FLOW, Inc. *	13,487	610,691
Standex International Corp.	4,408	334,038
Stanley Black & Decker, Inc.	50,997	7,717,376
Sterling Construction Co., Inc. *	7,334	119,141
Sunrun, Inc. *	26,305	408,780
Systemax, Inc.	3,800	82,232
Tecogen, Inc. *	11,344	28,473
Teledyne Technologies, Inc. *	12,206	4,023,098
Tennant Co.	5,863	453,972
Terex Corp.	21,913	603,703
Textron, Inc.	77,543	3,573,957
The Boeing Co.	180,566	61,376,189
The Eastern Co.	1,864	51,428
The ExOne Co. *(a)	4,754	31,947
The Gorman-Rupp Co.	5,933	219,165
The Greenbrier Cos., Inc.	11,186	327,638
The Manitowoc Co., Inc. *	12,331	157,344
The Middleby Corp. *	19,066	2,306,033
The Timken Co.	22,054	1,080,646
The Toro Co.	35,882	2,767,579
Thermon Group Holdings, Inc. *	13,548	322,849
Titan International, Inc.	13,787	36,811
Titan Machinery, Inc. *	5,599	92,943
TPI Composites, Inc. *	13,097	268,881
Transcat, Inc. *	2,013	63,087
TransDigm Group, Inc.	16,916	8,902,552
Trex Co., Inc. *	19,919	1,750,681
TriMas Corp. *	15,539	502,220
Trinity Industries, Inc.	35,969	711,467
Triton International Ltd.	17,182	630,579
Triumph Group, Inc.	16,938	351,802
Tutor Perini Corp. *	11,769	182,066
Twin Disc, Inc. *	3,405	36,638
Ultralife Corp. *	4,422	38,206
United Rentals, Inc. *	26,664	3,561,510
United Technologies Corp.	274,053	39,348,530
Univar Solutions, Inc. *	51,058	1,095,705
Universal Forest Products, Inc.	19,898	1,002,063
Valmont Industries, Inc.	7,730	1,060,479
Vectrus, Inc. *	3,418	156,237
Veritiv Corp. *	3,278	44,712
Vicor Corp. *	7,778	282,730
Vivint Solar, Inc. *	17,131	120,088
W.W. Grainger, Inc.	14,933	4,611,908
Wabash National Corp.	19,725	281,279
WABCO Holdings, Inc. *	17,440	2,347,773
Wabtec Corp.	60,952	4,228,240
Watsco, Inc.	11,181	1,971,210
Watts Water Technologies, Inc., Class A	9,037	842,700
Welbilt, Inc. *	46,762	886,608
Wesco Aircraft Holdings, Inc. *	20,800	229,216
WESCO International, Inc. *	13,771	690,616
Willis Lease Finance Corp. *	1,177	64,158
WillScot Corp. *	16,161	254,697
Woodward, Inc.	18,544	1,977,903
Xylem, Inc.	61,146	4,689,287
		710,152,177

36
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Commercial & Professional Services 1.1%
ABM Industries, Inc.	23,031	839,710
Acacia Research Corp. *	15,357	39,007
ACCO Brands Corp.	34,735	317,825
ADT, Inc. (a)	42,276	327,216
Advanced Disposal Services, Inc. *	23,888	783,049
Aqua Metals, Inc. *	12,685	20,296
ASGN, Inc. *	18,496	1,176,161
Barrett Business Services, Inc.	3,084	270,559
BG Staffing, Inc.	2,500	47,825
Brady Corp., Class A	17,257	972,259
BrightView Holdings, Inc. *	11,485	204,433
Casella Waste Systems, Inc., Class A *	15,213	663,135
CBIZ, Inc. *	21,447	587,004
CECO Environmental Corp. *	9,324	63,963
Cintas Corp.	28,099	7,549,358
Clean Harbors, Inc. *	17,394	1,434,309
Copart, Inc. *	67,693	5,594,150
CoStar Group, Inc. *	12,257	6,735,467
Covanta Holding Corp.	37,612	543,117
CRA International, Inc.	2,542	125,194
Deluxe Corp.	14,100	730,803
Ennis, Inc.	11,953	234,159
Equifax, Inc.	40,316	5,511,600
Exponent, Inc.	17,886	1,136,298
Forrester Research, Inc.	3,376	116,404
Franklin Covey Co. *	2,861	109,290
FTI Consulting, Inc. *	12,563	1,367,734
GP Strategies Corp. *	5,086	56,455
Healthcare Services Group, Inc.	23,875	581,595
Heidrick & Struggles International, Inc.	5,759	163,901
Heritage-Crystal Clean, Inc. *	3,533	93,766
Herman Miller, Inc.	20,697	962,410
Hill International, Inc. *	13,292	37,882
HNI Corp.	16,018	608,684
Hudson Technologies, Inc. *	14,328	9,022
Huron Consulting Group, Inc. *	8,402	555,708
IAA, Inc. *	44,400	1,693,860
ICF International, Inc.	6,209	532,049
IHS Markit Ltd. *	134,369	9,408,517
InnerWorkings, Inc. *	23,299	113,000
Insperity, Inc.	13,333	1,408,365
Interface, Inc.	19,952	331,802
KAR Auction Services, Inc.	44,400	1,103,784
Kelly Services, Inc., Class A	13,781	330,882
Kforce, Inc.	6,775	277,165
Kimball International, Inc., Class B	11,882	241,918
Knoll, Inc.	15,973	427,118
Korn Ferry	18,537	680,123
LSC Communications, Inc.	9,950	9,701
ManpowerGroup, Inc.	20,515	1,865,224
Matthews International Corp., Class A	10,170	376,087
McGrath RentCorp	8,505	649,017
Mistras Group, Inc. *	5,000	77,500
Mobile Mini, Inc.	15,499	583,072
MSA Safety, Inc.	11,975	1,437,838
Nielsen Holdings plc	119,697	2,413,092
NRC Group Holdings Corp. *(a)	5,211	63,783
PICO Holdings, Inc. *	7,559	81,486
Pitney Bowes, Inc.	56,836	250,078
Quad Graphics, Inc.	9,800	44,394
Republic Services, Inc.	71,646	6,269,741
Resources Connection, Inc.	11,300	165,545
Robert Half International, Inc.	39,218	2,246,015
Rollins, Inc.	46,359	1,766,741
RR Donnelley & Sons Co.	19,875	86,655
SP Plus Corp. *	10,305	455,172
Security	Number of Shares	Value ($)
Steelcase, Inc., Class A	29,265	511,260
Stericycle, Inc. *	31,055	1,788,768
Team, Inc. *	8,225	149,366
Tetra Tech, Inc.	19,290	1,687,296
The Brink's Co.	17,192	1,460,632
TransUnion	63,659	5,259,507
TriNet Group, Inc. *	14,460	766,235
TrueBlue, Inc. *	14,540	332,966
UniFirst Corp.	4,981	1,000,384
Upwork, Inc. *	21,190	318,698
US Ecology, Inc.	7,422	461,871
Verisk Analytics, Inc.	55,156	7,981,073
Viad Corp.	7,132	435,195
VSE Corp.	2,601	99,930
Waste Management, Inc.	131,970	14,808,354
Willdan Group, Inc. *	4,309	130,563
		113,151,570

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	321,940
American Outdoor Brands Corp. *	22,871	161,927
Bassett Furniture Industries, Inc.	388	5,917
Beazer Homes USA, Inc. *	7,323	109,918
Brunswick Corp.	28,630	1,667,411
Callaway Golf Co.	33,432	675,995
Capri Holdings Ltd. *	50,412	1,566,301
Carter's, Inc.	14,934	1,496,984
Cavco Industries, Inc. *	2,736	524,354
Century Communities, Inc. *	11,045	333,228
Clarus Corp.	6,000	76,500
Columbia Sportswear Co.	10,217	924,128
Crocs, Inc. *	20,701	724,328
CSS Industries, Inc.	2,830	12,735
Culp, Inc.	5,320	82,300
D.R. Horton, Inc.	113,022	5,918,962
Deckers Outdoor Corp. *	9,598	1,467,534
Delta Apparel, Inc. *	1,907	47,580
Escalade, Inc.	3,955	45,324
Ethan Allen Interiors, Inc.	7,327	144,415
Flexsteel Industries, Inc.	1,900	31,483
Fossil Group, Inc. *	12,996	141,396
G-III Apparel Group Ltd. *	12,985	326,053
Garmin Ltd.	48,665	4,562,344
GoPro, Inc., Class A *(a)	41,540	172,806
Green Brick Partners, Inc. *	7,100	71,497
Hamilton Beach Brands Holding Co., Class A	1,750	32,637
Hanesbrands, Inc.	119,302	1,814,583
Hasbro, Inc.	39,499	3,843,648
Helen of Troy Ltd. *	8,312	1,244,805
Hooker Furniture Corp.	5,161	122,161
Hovnanian Enterprises, Inc., Class A *	2,020	50,662
Installed Building Products, Inc. *	6,876	448,453
iRobot Corp. *(a)	9,024	433,693
Johnson Outdoors, Inc., Class A	1,700	99,535
KB Home	29,731	1,061,099
Kontoor Brands, Inc. *	15,411	585,618
La-Z-Boy, Inc.	16,047	569,829
Lakeland Industries, Inc. *	4,088	45,172
Leggett & Platt, Inc.	43,690	2,241,297
Lennar Corp., B Shares	5,605	263,547
Lennar Corp., Class A	96,915	5,776,134
Levi Strauss & Co., Class A	15,208	271,007
LGI Homes, Inc. *	7,240	568,195
Libbey, Inc. *	7,232	13,018
Lifetime Brands, Inc.	5,000	39,950
lululemon Athletica, Inc. *	38,405	7,844,989

37
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
M.D.C. Holdings, Inc.	18,241	706,109
M/I Homes, Inc. *	9,900	437,382
Malibu Boats, Inc., Class A *	6,152	200,678
Marine Products Corp.	3,933	52,781
MasterCraft Boat Holdings, Inc. *	4,993	78,640
Mattel, Inc. *	117,802	1,406,556
Meritage Homes Corp. *	12,324	888,437
Mohawk Industries, Inc. *	20,577	2,950,330
Movado Group, Inc.	5,167	134,600
Newell Brands, Inc.	126,923	2,407,729
NIKE, Inc., Class B	422,916	37,872,128
NVR, Inc. *	1,165	4,236,627
Oxford Industries, Inc.	5,331	367,093
Polaris, Inc.	19,417	1,915,487
PulteGroup, Inc.	88,003	3,453,238
PVH Corp.	24,887	2,169,151
Ralph Lauren Corp.	17,193	1,651,560
Rocky Brands, Inc.	1,800	50,058
Skechers U.S.A., Inc., Class A *	46,669	1,744,021
Skyline Champion Corp. *	16,024	452,358
Sonos, Inc. *	22,107	289,160
Steven Madden Ltd.	27,804	1,144,969
Sturm, Ruger & Co., Inc.	5,258	240,606
Superior Group of Cos., Inc.	3,200	46,304
Tapestry, Inc.	97,658	2,525,436
Taylor Morrison Home Corp. *	36,816	922,241
Tempur Sealy International, Inc. *	15,525	1,411,999
The Lovesac Co. *	1,800	29,394
Toll Brothers, Inc.	44,285	1,761,214
TopBuild Corp. *	11,848	1,231,363
TRI Pointe Group, Inc. *	51,826	815,741
Tupperware Brands Corp.	14,971	144,171
Turtle Beach Corp. *(a)	2,910	31,661
Under Armour, Inc., Class A *	62,761	1,296,015
Under Armour, Inc., Class C *	64,286	1,189,291
Unifi, Inc. *	4,248	115,970
Universal Electronics, Inc. *	4,081	212,702
Vera Bradley, Inc. *	5,909	63,581
VF Corp.	111,244	9,154,269
Vista Outdoor, Inc. *	17,574	117,746
Vuzix Corp. *(a)	7,800	18,720
Whirlpool Corp.	21,400	3,255,368
William Lyon Homes, Class A *	9,666	187,037
Wolverine World Wide, Inc.	30,060	892,181
YETI Holdings, Inc. *(a)	6,721	223,876
ZAGG, Inc. *	8,000	58,960
		139,538,330

Consumer Services 2.2%
Adtalem Global Education, Inc. *	18,133	540,001
American Public Education, Inc. *	5,600	121,632
Aramark	82,509	3,610,594
Aspen Group, Inc. *	4,985	31,156
BBX Capital Corp.	20,416	91,260
BJ's Restaurants, Inc.	6,241	247,081
Bloomin' Brands, Inc.	28,402	562,644
Bluegreen Vacations Corp.	2,223	21,363
Boyd Gaming Corp.	25,952	707,192
Bright Horizons Family Solutions, Inc. *	19,474	2,892,278
Brinker International, Inc.	12,650	562,293
Caesars Entertainment Corp. *	185,580	2,278,922
Career Education Corp. *	25,565	362,000
Carnival Corp.	136,025	5,834,112
Carriage Services, Inc.	6,911	178,027
Carrols Restaurant Group, Inc. *	10,038	71,571
Century Casinos, Inc. *	7,935	58,640
Chegg, Inc. *	38,678	1,185,867
Security	Number of Shares	Value ($)
Chipotle Mexican Grill, Inc. *	8,659	6,738,087
Choice Hotels International, Inc.	10,703	947,001
Churchill Downs, Inc.	11,732	1,525,043
Chuy's Holdings, Inc. *	5,160	125,749
Collectors Universe, Inc.	2,500	71,650
Cracker Barrel Old Country Store, Inc.	8,065	1,254,108
Darden Restaurants, Inc.	41,397	4,647,641
Dave & Buster's Entertainment, Inc.	11,742	467,097
Del Taco Restaurants, Inc. *	10,395	79,366
Denny's Corp. *	21,100	424,532
Dine Brands Global, Inc.	5,538	405,105
Domino's Pizza, Inc.	13,845	3,760,579
Drive Shack, Inc. *	17,215	68,688
Dunkin' Brands Group, Inc.	27,664	2,174,944
El Pollo Loco Holdings, Inc. *	6,221	72,288
Eldorado Resorts, Inc. *	21,543	964,480
Everi Holdings, Inc. *	27,873	280,402
Extended Stay America, Inc.	60,722	862,860
Fiesta Restaurant Group, Inc. *	7,980	68,588
frontdoor, Inc. *	29,034	1,400,310
Golden Entertainment, Inc. *	6,136	88,849
Graham Holdings Co., Class B	1,451	913,637
Grand Canyon Education, Inc. *	16,295	1,498,488
H&R Block, Inc.	67,923	1,697,396
Hilton Grand Vacations, Inc. *	28,105	976,087
Hilton Worldwide Holdings, Inc.	97,291	9,433,335
Houghton Mifflin Harcourt Co. *	37,061	239,414
Hyatt Hotels Corp., Class A	13,340	997,032
Inspired Entertainment, Inc. *	6,626	48,701
J Alexander's Holdings, Inc. *	6,429	62,040
Jack in the Box, Inc.	8,383	704,340
K12, Inc. *	12,100	239,459
Las Vegas Sands Corp.	113,641	7,027,559
Laureate Education, Inc., Class A *	35,961	555,777
Lindblad Expeditions Holdings, Inc. *	7,500	118,050
Marriott International, Inc., Class A	92,909	11,757,634
Marriott Vacations Worldwide Corp.	13,189	1,449,867
McDonald's Corp.	255,947	50,344,775
MGM Resorts International	178,781	5,095,259
Monarch Casino & Resort, Inc. *	5,782	249,725
Nathan's Famous, Inc.	842	64,076
Noodles & Co. *	12,000	63,960
Norwegian Cruise Line Holdings Ltd. *	73,850	3,748,626
OneSpaWorld Holdings Ltd. *	12,005	186,678
Papa John's International, Inc. (a)	7,000	409,850
Penn National Gaming, Inc. *	35,224	750,800
Planet Fitness, Inc., Class A *	28,383	1,806,862
Playa Hotels & Resorts N.V. *	16,595	138,402
PlayAGS, Inc. *	10,460	120,708
Potbelly Corp. *	7,813	33,205
RCI Hospitality Holdings, Inc.	2,500	46,875
Red Lion Hotels Corp. *	7,000	42,000
Red Robin Gourmet Burgers, Inc. *	3,624	110,532
Red Rock Resorts, Inc., Class A	25,517	555,760
Regis Corp. *	10,203	210,182
Royal Caribbean Cruises Ltd.	57,905	6,301,801
Ruth's Hospitality Group, Inc.	8,878	182,709
Scientific Games Corp., Class A *	17,505	419,945
SeaWorld Entertainment, Inc. *	13,437	355,006
Select Interior Concepts, Inc., Class A *	7,504	85,996
Service Corp. International	62,071	2,822,989
ServiceMaster Global Holdings, Inc. *	45,568	1,840,036
Shake Shack, Inc., Class A *	10,298	847,319
Six Flags Entertainment Corp.	26,328	1,110,778
Starbucks Corp.	403,790	34,144,482
Strategic Education, Inc.	7,306	898,857
Target Hospitality Corp. *	12,493	69,211
Texas Roadhouse, Inc.	22,890	1,293,285

38
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
The Cheesecake Factory, Inc.	14,852	620,665
The Habit Restaurants, Inc., Class A *	6,100	64,111
The Wendy's Co.	61,459	1,301,702
Twin River Worldwide Holdings, Inc.	8,823	221,457
Universal Technical Institute, Inc. *	13,059	77,309
Vail Resorts, Inc.	13,820	3,211,353
Wingstop, Inc.	9,652	805,266
WW International, Inc. *	16,524	576,192
Wyndham Destinations, Inc.	33,136	1,537,842
Wyndham Hotels & Resorts, Inc.	33,142	1,788,674
Wynn Resorts Ltd.	32,673	3,964,542
Yum! Brands, Inc.	102,935	10,469,519
		222,492,137

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	17,171	1,371,619
AG Mortgage Investment Trust, Inc.	14,385	224,981
AGNC Investment Corp.	182,081	3,104,481
Ally Financial, Inc.	130,183	3,987,505
American Express Co.	229,474	26,912,711
Ameriprise Financial, Inc.	43,752	6,601,739
Annaly Capital Management, Inc.	494,222	4,438,114
Anworth Mortgage Asset Corp.	30,522	104,385
Apollo Commercial Real Estate Finance, Inc.	44,990	823,317
Arbor Realty Trust, Inc.	31,801	434,402
Ares Commercial Real Estate Corp.	10,752	166,656
Ares Management Corp., Class A	24,343	719,822
Arlington Asset Investment Corp., Class A	11,092	64,112
ARMOUR Residential REIT, Inc.	21,030	351,832
Artisan Partners Asset Management, Inc., Class A	18,701	511,472
Ashford, Inc. *	869	20,786
Assetmark Financial Holdings, Inc. *	4,688	128,639
Associated Capital Group, Inc., Class A	1,241	50,385
AXA Equitable Holdings, Inc.	99,784	2,155,334
B. Riley Financial, Inc.	6,039	169,998
Berkshire Hathaway, Inc., Class B *	661,732	140,670,989
BGC Partners, Inc., Class A	93,111	484,177
BlackRock, Inc.	39,538	18,254,695
Blackstone Mortgage Trust, Inc., Class A	44,745	1,624,243
Blucora, Inc. *	15,753	340,737
BrightSphere Investment Group, Inc. *	24,528	240,865
Cannae Holdings, Inc. *	23,093	674,316
Capital One Financial Corp.	159,919	14,912,447
Capstead Mortgage Corp.	28,021	216,602
Cboe Global Markets, Inc.	37,818	4,354,743
Cherry Hill Mortgage Investment Corp.	12,753	172,421
Chimera Investment Corp.	62,935	1,275,063
CME Group, Inc.	120,988	24,893,281
Cohen & Steers, Inc.	8,356	546,817
Colony Credit Real Estate, Inc.	30,690	439,788
Cowen, Inc. *	8,211	122,919
Credit Acceptance Corp. *	4,736	2,073,468
Curo Group Holdings Corp. *	6,544	91,551
Diamond Hill Investment Group, Inc.	1,017	143,255
Discover Financial Services	108,626	8,718,323
Donnelley Financial Solutions, Inc. *	9,665	109,214
Dynex Capital, Inc.	12,368	199,867
E*TRADE Financial Corp.	76,210	3,184,816
Eaton Vance Corp.	38,920	1,774,752
Elevate Credit, Inc. *	5,396	22,070
Ellington Financial, Inc.	11,129	204,996
Ellington Residential Mortgage REIT	2,688	29,219
Encore Capital Group, Inc. *	8,553	283,874
Enova International, Inc. *	10,313	242,252
Security	Number of Shares	Value ($)
Evercore, Inc., Class A	13,443	989,942
Exantas Capital Corp.	9,433	110,932
EZCORP, Inc., Class A *	14,614	76,870
FactSet Research Systems, Inc.	13,026	3,302,351
Federated Investors, Inc., Class B	31,576	1,008,537
FGL Holdings	44,500	401,835
FirstCash, Inc.	14,065	1,186,945
Focus Financial Partners, Inc., Class A *	12,247	267,964
Franklin Resources, Inc.	94,503	2,603,558
GAIN Capital Holdings, Inc.	6,506	27,455
GAMCO Investors, Inc., Class A	2,351	37,052
Granite Point Mortgage Trust, Inc.	19,886	369,880
Great Ajax Corp.	5,000	78,250
Great Elm Capital Group, Inc. *	11,791	38,792
Green Dot Corp., Class A *	15,760	454,518
Greenhill & Co., Inc.	6,539	105,932
Hamilton Lane, Inc., Class A	8,909	531,155
Houlihan Lokey, Inc.	15,921	752,426
Hunt Cos. Finance Trust, Inc.	13,059	43,486
Interactive Brokers Group, Inc., Class A	25,219	1,199,668
Intercontinental Exchange, Inc.	188,919	17,818,840
INTL. FCStone, Inc. *	6,044	241,760
Invesco Ltd.	134,423	2,260,995
Invesco Mortgage Capital, Inc.	45,888	722,277
Janus Henderson Group plc	55,258	1,278,118
Jefferies Financial Group, Inc.	82,157	1,533,871
KKR & Co., Inc., Class A	187,210	5,397,264
KKR Real Estate Finance Trust, Inc.	8,629	173,011
Ladder Capital Corp.	36,027	622,186
Ladenburg Thalmann Financial Services, Inc.	36,436	82,345
Lazard Ltd., Class A	43,222	1,613,477
Legg Mason, Inc.	27,907	1,039,815
LendingClub Corp. *	30,093	380,376
LPL Financial Holdings, Inc.	27,937	2,258,427
MarketAxess Holdings, Inc.	12,776	4,709,106
Marlin Business Services Corp.	4,000	94,960
MFA Financial, Inc.	152,167	1,154,948
Moelis & Co., Class A	17,869	637,566
Moody's Corp.	54,760	12,084,984
Morgan Stanley	422,752	19,467,730
Morningstar, Inc.	6,910	1,118,314
MSCI, Inc.	28,413	6,664,553
Nasdaq, Inc.	39,059	3,896,916
Navient Corp.	69,259	953,696
Nelnet, Inc., Class A	6,877	421,354
New Residential Investment Corp.	139,113	2,203,550
New York Mortgage Trust, Inc.	76,002	475,773
Northern Trust Corp.	73,248	7,301,361
On Deck Capital, Inc. *	20,000	89,200
OneMain Holdings, Inc.	26,737	1,069,480
Oppenheimer Holdings, Inc., Class A	3,500	95,200
Orchid Island Capital, Inc.	30,714	171,077
PennyMac Mortgage Investment Trust	29,083	665,710
Piper Jaffray Cos.	4,986	391,600
PJT Partners, Inc., Class A	6,501	269,987
PRA Group, Inc. *	14,609	495,683
Pzena Investment Management, Inc., Class A	8,430	69,969
Raymond James Financial, Inc.	41,383	3,455,067
Ready Capital Corp.	8,683	137,452
Redwood Trust, Inc.	35,407	578,550
Regional Management Corp. *	3,000	86,790
S&P Global, Inc.	82,877	21,381,437
Safeguard Scientifics, Inc. *	7,000	79,170
Santander Consumer USA Holdings, Inc.	36,681	919,959
Sculptor Capital Management, Inc.	5,600	100,632
SEI Investments Co.	43,216	2,589,503

39
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Siebert Financial Corp. *(a)	3,682	33,028
Silvercrest Asset Management Group, Inc., Class A	3,213	38,620
SLM Corp.	142,528	1,202,936
Starwood Property Trust, Inc.	93,888	2,309,645
State Street Corp.	126,199	8,337,968
Stifel Financial Corp.	22,562	1,263,021
Synchrony Financial	207,866	7,352,220
T. Rowe Price Group, Inc.	79,857	9,247,441
TD Ameritrade Holding Corp.	90,362	3,468,094
The Bank of New York Mellon Corp.	289,093	13,515,098
The Blackstone Group Inc	224,134	11,914,963
The Charles Schwab Corp. (b)	391,184	15,925,101
The Goldman Sachs Group, Inc.	109,116	23,283,172
TPG RE Finance Trust, Inc.	16,170	327,119
Tradeweb Markets, Inc.	15,506	647,375
Two Harbors Investment Corp.	99,517	1,380,301
Victory Capital Holdings, Inc., Class A	3,900	60,684
Virtu Financial, Inc., Class A	26,912	456,428
Virtus Investment Partners, Inc.	2,646	287,038
Voya Financial, Inc.	46,304	2,498,564
Waddell & Reed Financial, Inc., Class A	25,984	430,295
Western Asset Mortgage Capital Corp.	15,107	151,674
Westwood Holdings Group, Inc.	2,653	80,200
WisdomTree Investments, Inc.	38,043	194,400
World Acceptance Corp. *	2,084	216,340
		526,107,362

Energy 4.0%
Abraxas Petroleum Corp. *	81,152	23,534
Adams Resources & Energy, Inc.	1,166	34,980
Altus Midstream Co., Class A *	17,889	39,356
Antero Midstream Corp. (a)	91,995	592,448
Antero Resources Corp. *	74,733	186,833
Apache Corp.	127,078	2,752,509
Apergy Corp. *	26,919	677,551
Arch Coal, Inc., Class A	5,290	417,328
Archrock, Inc.	39,936	384,983
Aspen Aerogels, Inc. *	6,261	36,502
Baker Hughes Co.	217,079	4,645,491
Basic Energy Services, Inc. *	6,128	3,493
Berry Petroleum Corp.	15,620	146,672
Bonanza Creek Energy, Inc. *	5,626	100,255
Brigham Minerals, Inc., Class A	5,000	95,450
Cabot Oil & Gas Corp.	140,252	2,614,297
Cactus, Inc., Class A *	15,987	475,134
California Resources Corp. *(a)	16,680	93,241
Callon Petroleum Co. *	83,244	316,327
CARBO Ceramics, Inc. *	6,353	9,212
Carrizo Oil & Gas, Inc. *	27,793	204,556
Centennial Resource Development, Inc., Class A *	64,330	218,722
Cheniere Energy, Inc. *	80,547	4,957,668
Chesapeake Energy Corp. *(a)	394,199	528,227
Chevron Corp.	640,939	74,438,655
Cimarex Energy Co.	33,379	1,409,261
Clean Energy Fuels Corp. *	36,000	81,000
CNX Resources Corp. *	70,542	594,669
Comstock Resources, Inc. *(a)	6,806	46,553
Concho Resources, Inc.	67,676	4,569,484
ConocoPhillips	374,871	20,692,879
CONSOL Energy, Inc. *	8,270	109,412
Contango Oil & Gas Co. *	14,038	34,955
Continental Resources, Inc. *	28,202	831,113
Contura Energy, Inc. *	6,988	160,305
Core Laboratories N.V.	13,970	615,239
CVR Energy, Inc.	10,411	493,690
Security	Number of Shares	Value ($)
Dawson Geophysical Co. *	14,633	35,119
Delek US Holdings, Inc.	26,175	1,045,691
Denbury Resources, Inc. *	137,039	136,779
Devon Energy Corp.	135,553	2,749,015
Diamond Offshore Drilling, Inc. *	27,749	146,792
Diamond S Shipping, Inc. *	8,382	122,377
Diamondback Energy, Inc.	54,798	4,699,476
DMC Global, Inc.	4,394	196,588
Dorian LPG Ltd. *	11,000	136,950
Dril-Quip, Inc. *	13,403	549,791
Earthstone Energy, Inc., Class A *	5,613	21,778
EOG Resources, Inc.	196,406	13,612,900
EQT Corp.	84,261	904,963
Equitrans Midstream Corp.	66,172	921,114
Era Group, Inc. *	6,921	66,926
Evolution Petroleum Corp.	8,679	48,776
Exterran Corp. *	9,906	125,509
Extraction Oil & Gas, Inc. *(a)	30,147	51,250
Exxon Mobil Corp.	1,428,886	96,549,827
Falcon Minerals Corp.	13,000	80,080
Forum Energy Technologies, Inc. *	33,550	38,918
Frank's International N.V. *	42,473	208,118
FTS International, Inc. *	9,805	14,904
Geospace Technologies Corp. *	7,458	108,812
Goodrich Petroleum Corp. *	3,169	30,517
Green Plains, Inc.	13,339	164,470
Gulf Island Fabrication, Inc. *	4,500	23,580
Gulfport Energy Corp. *	53,493	148,978
Hallador Energy Co.	8,706	29,296
Halliburton Co.	300,824	5,790,862
Helix Energy Solutions Group, Inc. *	52,600	451,834
Helmerich & Payne, Inc.	36,341	1,362,787
Hess Corp.	86,741	5,703,221
Hi-Crush, Inc. *	48,197	57,354
HighPoint Resources Corp. *	33,805	35,833
HollyFrontier Corp.	50,627	2,781,447
Independence Contract Drilling, Inc. *	11,500	10,235
International Seaways, Inc. *	8,633	217,034
ION Geophysical Corp. *	3,676	34,665
Jagged Peak Energy, Inc. *	18,587	131,782
Kinder Morgan, Inc.	656,262	13,112,115
KLX Energy Services Holdings, Inc. *	8,644	68,633
Kosmos Energy Ltd.	123,816	767,659
Laredo Petroleum, Inc. *	45,079	106,386
Liberty Oilfield Services, Inc., Class A	16,890	155,557
Lilis Energy, Inc. *	28,432	6,255
Lonestar Resources US, Inc., Class A *	6,800	16,320
Magnolia Oil & Gas Corp., Class A *	34,040	334,273
Mammoth Energy Services, Inc.	4,000	6,400
Marathon Oil Corp.	269,099	3,102,711
Marathon Petroleum Corp.	223,452	14,289,755
Matador Resources Co. *	33,967	472,481
Matrix Service Co. *	8,000	150,080
McDermott International, Inc. *(a)	64,061	104,419
Montage Resources Corp. *	2,898	13,099
Murphy Oil Corp.	50,267	1,037,008
Nabors Industries Ltd.	129,406	239,401
NACCO Industries, Inc., Class A	1,900	95,950
National Oilwell Varco, Inc.	129,302	2,924,811
Natural Gas Services Group, Inc. *	4,213	50,093
NCS Multistage Holdings, Inc. *	4,000	9,000
Newpark Resources, Inc. *	27,584	165,504
NexTier Oilfield Solutions, Inc. *	55,547	239,961
Nine Energy Service, Inc. *	4,359	24,628
Noble Corp. plc *	107,107	131,742
Noble Energy, Inc.	159,510	3,072,163
Northern Oil & Gas, Inc. *	84,525	165,669
Oasis Petroleum, Inc. *	98,252	256,438

40
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Occidental Petroleum Corp.	302,306	12,243,393
Oceaneering International, Inc. *	31,277	442,882
Oil States International, Inc. *	18,469	263,553
ONEOK, Inc.	140,891	9,838,419
Overseas Shipholding Group, Inc., Class A *	18,500	30,155
Pacific Ethanol, Inc. *	22,969	12,702
Panhandle Oil & Gas, Inc., Class A	6,200	87,978
Par Pacific Holdings, Inc. *	12,907	292,344
Parsley Energy, Inc., Class A	100,332	1,586,249
Patterson-UTI Energy, Inc.	74,009	615,755
PBF Energy, Inc., Class A	34,678	1,119,406
PDC Energy, Inc. *	20,165	402,292
Peabody Energy Corp.	27,434	288,880
Penn Virginia Corp. *	3,770	89,726
Phillips 66	151,219	17,665,404
Pioneer Natural Resources Co.	56,057	6,896,132
ProPetro Holding Corp. *	24,021	186,163
QEP Resources, Inc.	77,176	256,996
Range Resources Corp.	66,553	268,209
Renewable Energy Group, Inc. *	11,517	188,188
REX American Resources Corp. *	1,646	133,194
Ring Energy, Inc. *	20,681	34,330
Roan Resources, Inc. *	11,000	16,500
RPC, Inc.	17,418	72,111
SandRidge Energy, Inc. *	8,633	37,813
Schlumberger Ltd.	466,686	15,255,965
SEACOR Holdings, Inc. *	7,085	304,017
SEACOR Marine Holdings, Inc. *	4,876	63,437
Select Energy Services, Inc., Class A *	17,554	133,410
SemGroup Corp., Class A	26,100	420,210
SilverBow Resources, Inc. *	1,839	14,528
SM Energy Co.	35,926	281,660
Solaris Oilfield Infrastructure, Inc., Class A	14,882	158,344
Southwestern Energy Co. *	193,835	397,362
SRC Energy, Inc. *	85,339	266,258
Talos Energy, Inc. *	7,627	164,209
Targa Resources Corp.	78,567	3,054,685
TechnipFMC plc	141,297	2,787,790
Tellurian, Inc. *(a)	28,096	223,925
TETRA Technologies, Inc. *	33,023	56,139
The Williams Cos., Inc.	413,713	9,229,937
Tidewater, Inc. *	12,517	203,151
Torchlight Energy Resources, Inc. *	33,032	28,408
Transocean Ltd. *	195,370	928,008
U.S. Well Services, Inc. *	10,920	20,857
Unit Corp. *	17,972	36,663
Uranium Energy Corp. *	39,550	37,458
US Silica Holdings, Inc.	23,982	106,960
VAALCO Energy, Inc. *	20,055	39,909
Valaris plc *	68,457	281,358
Valero Energy Corp.	140,175	13,594,171
W&T Offshore, Inc. *	25,000	100,750
Whiting Petroleum Corp. *	32,291	204,725
World Fuel Services Corp.	22,400	935,648
WPX Energy, Inc. *	142,630	1,423,447
		408,119,006

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	40,545	1,082,551
Casey's General Stores, Inc.	12,422	2,121,802
Costco Wholesale Corp.	148,326	44,069,138
Grocery Outlet Holding Corp. *	10,391	331,473
Ingles Markets, Inc., Class A	4,200	165,606
Natural Grocers by Vitamin Cottage, Inc. *	2,400	21,048
Security	Number of Shares	Value ($)
Performance Food Group Co. *	35,573	1,515,766
PriceSmart, Inc.	7,280	539,448
Rite Aid Corp. *(a)	19,024	175,021
SpartanNash, Co.	10,256	134,302
Sprouts Farmers Market, Inc. *	40,062	777,603
Sysco Corp.	172,902	13,809,683
The Andersons, Inc.	12,706	234,045
The Chefs' Warehouse, Inc. *	9,323	308,824
The Kroger Co.	270,968	6,676,652
U.S. Foods Holding Corp. *	75,322	2,988,024
United Natural Foods, Inc. *	18,511	138,832
Village Super Market, Inc., Class A	3,931	104,171
Walgreens Boots Alliance, Inc.	257,294	14,094,565
Walmart, Inc.	479,409	56,215,499
Weis Markets, Inc.	6,977	268,545
		145,772,598

Food, Beverage & Tobacco 3.5%
22nd Century Group, Inc. *(a)	28,273	53,436
Alico, Inc.	475	15,604
Altria Group, Inc.	630,334	28,232,660
Archer-Daniels-Midland Co.	188,650	7,930,846
B&G Foods, Inc. (a)	20,423	317,578
Beyond Meat, Inc. *(a)	3,416	288,481
Brown-Forman Corp., Class A	18,730	1,164,069
Brown-Forman Corp., Class B	60,831	3,985,647
Bunge Ltd.	48,069	2,595,726
Cal-Maine Foods, Inc.	10,307	411,146
Calavo Growers, Inc.	5,260	456,200
Campbell Soup Co.	56,521	2,617,488
Celsius Holdings, Inc. *(a)	12,799	45,052
Coca-Cola Consolidated, Inc.	1,426	391,237
ConAgra Brands, Inc.	163,617	4,425,840
Constellation Brands, Inc., Class A	56,943	10,837,961
Craft Brew Alliance, Inc. *	3,000	21,870
Darling Ingredients, Inc. *	54,643	1,054,610
Dean Foods Co.	52,659	51,606
Farmer Brothers Co. *	4,500	57,735
Flowers Foods, Inc.	64,495	1,400,831
Fresh Del Monte Produce, Inc.	11,734	374,315
Freshpet, Inc. *	10,053	525,370
General Mills, Inc.	204,149	10,383,018
Hormel Foods Corp.	94,052	3,845,786
Hostess Brands, Inc. *	38,002	485,666
Ingredion, Inc.	22,212	1,754,748
J&J Snack Foods Corp.	4,866	928,238
John B. Sanfilippo & Son, Inc.	3,617	383,836
Kellogg Co.	84,934	5,395,857
Keurig Dr Pepper, Inc.	90,653	2,552,788
Lamb Weston Holdings, Inc.	49,833	3,888,967
Lancaster Colony Corp.	6,637	923,738
Landec Corp. *	9,100	89,635
Limoneira Co.	4,500	85,140
McCormick & Co., Inc. - Non Voting Shares	41,555	6,677,473
MGP Ingredients, Inc.	4,637	198,881
Molson Coors Brewing Co., Class B	64,826	3,417,627
Mondelez International, Inc., Class A	485,106	25,443,810
Monster Beverage Corp. *	129,705	7,280,342
National Beverage Corp. (a)	4,003	175,972
New Age Beverages Corp. *(a)	25,010	67,277
PepsiCo, Inc.	471,435	64,666,739
Philip Morris International, Inc.	525,352	42,784,667
Pilgrim's Pride Corp. *	17,681	536,795
Post Holdings, Inc. *	22,968	2,363,407
Primo Water Corp. *	10,121	122,413
Pyxus International, Inc. *	5,438	62,102

41
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
RiceBran Technologies *	12,444	36,088
Sanderson Farms, Inc.	6,501	1,006,420
Seaboard Corp.	95	400,814
Seneca Foods Corp., Class A *	2,000	70,760
The Alkaline Water Co., Inc. *(a)	16,336	21,237
The Boston Beer Co., Inc., Class A *	3,128	1,171,311
The Coca-Cola Co.	1,298,326	70,667,884
The Hain Celestial Group, Inc. *	29,151	689,130
The Hershey Co.	50,058	7,352,018
The JM Smucker Co.	38,909	4,111,903
The Kraft Heinz Co.	212,718	6,877,173
The Simply Good Foods Co. *	31,186	765,304
Tootsie Roll Industries, Inc.	5,933	203,383
TreeHouse Foods, Inc. *	18,275	987,215
Turning Point Brands, Inc.	2,757	57,539
Tyson Foods, Inc., Class A	99,647	8,249,775
Universal Corp.	9,019	494,241
Vector Group Ltd.	41,360	504,592
		355,437,017

Health Care Equipment & Services 6.1%
Abbott Laboratories	597,438	49,951,791
ABIOMED, Inc. *	15,238	3,163,104
Acadia Healthcare Co., Inc. *	29,166	874,688
Accuray, Inc. *	28,423	73,900
Addus HomeCare Corp. *	4,546	382,819
Align Technology, Inc. *	24,475	6,174,798
Allscripts Healthcare Solutions, Inc. *	53,720	587,697
Alphatec Holdings, Inc. *	17,902	123,166
Amedisys, Inc. *	10,726	1,378,506
American Renal Associates Holdings, Inc. *	4,023	33,471
AmerisourceBergen Corp.	50,978	4,352,502
AMN Healthcare Services, Inc. *	15,960	937,810
AngioDynamics, Inc. *	11,450	175,185
Antares Pharma, Inc. *	62,307	209,352
Anthem, Inc.	86,667	23,320,356
Apollo Medical Holdings, Inc. *(a)	6,700	100,299
Apyx Medical Corp. *	8,600	56,760
AtriCure, Inc. *	12,275	326,392
Atrion Corp.	475	400,629
Avanos Medical, Inc. *	17,115	753,745
AxoGen, Inc. *	11,943	148,511
Axonics Modulation Technologies, Inc. *	2,812	69,513
Baxter International, Inc.	172,937	13,264,268
Becton, Dickinson & Co.	91,491	23,421,696
BioLife Solutions, Inc. *	2,800	47,628
BioSig Technologies, Inc. *(a)	8,008	53,093
BioTelemetry, Inc. *	10,678	420,286
Boston Scientific Corp. *	470,477	19,618,891
Brookdale Senior Living, Inc. *	69,175	508,436
Cantel Medical Corp.	12,347	899,973
Capital Senior Living Corp. *	22,888	94,070
Cardinal Health, Inc.	100,592	4,974,274
Cardiovascular Systems, Inc. *	13,266	590,602
Castlight Health, Inc., Class B *	20,805	31,416
Catasys, Inc. *(a)	2,607	40,695
Centene Corp. *	138,598	7,356,782
Cerner Corp.	107,463	7,212,917
Cerus Corp. *	45,797	199,217
Change Healthcare, Inc. *	16,492	218,024
Chembio Diagnostics, Inc. *	7,487	40,055
Chemed Corp.	5,525	2,176,353
Cigna Corp. *	127,511	22,755,613
Community Health Systems, Inc. *	34,809	123,224
Computer Programs & Systems, Inc.	3,700	85,359
ConforMIS, Inc. *	21,969	41,961
Security	Number of Shares	Value ($)
CONMED Corp.	9,398	1,033,968
CorVel Corp. *	3,002	237,518
Covetrus, Inc. *	30,651	303,905
Cross Country Healthcare, Inc. *	14,856	160,593
CryoLife, Inc. *	12,053	270,590
CryoPort, Inc. *	14,093	197,725
Cutera, Inc. *	4,219	132,899
CVS Health Corp.	439,923	29,206,488
CytoSorbents Corp. *	15,802	75,060
Danaher Corp.	215,937	29,760,437
DaVita, Inc. *	32,387	1,897,878
DENTSPLY SIRONA, Inc.	74,929	4,104,611
DexCom, Inc. *	30,636	4,725,297
Diplomat Pharmacy, Inc. *	16,723	90,973
Edwards Lifesciences Corp. *	70,561	16,820,331
Ekso Bionics Holdings, Inc. *	21,090	13,709
Encompass Health Corp.	32,917	2,107,346
Endologix, Inc. *	7,640	18,718
Enzo Biochem, Inc. *	13,471	42,568
Evolent Health, Inc., Class A *	21,273	162,100
FONAR Corp. *	1,870	38,017
Genesis Healthcare, Inc. *	32,553	41,668
GenMark Diagnostics, Inc. *	16,600	93,126
Glaukos Corp. *	11,751	750,066
Globus Medical, Inc., Class A *	25,743	1,348,161
Guardant Health, Inc. *	13,977	971,402
Haemonetics Corp. *	17,151	2,070,640
Hanger, Inc. *	13,820	312,470
HCA Healthcare, Inc.	90,356	12,066,140
Health Catalyst, Inc. *	3,066	98,603
HealthEquity, Inc. *	23,151	1,314,745
HealthStream, Inc. *	7,648	214,603
Helius Medical Technologies, Inc. *(a)	4,659	6,895
Henry Schein, Inc. *	49,791	3,116,170
Heska Corp. *	2,364	191,531
Hill-Rom Holdings, Inc.	22,070	2,310,508
HMS Holdings Corp. *	29,159	953,208
Hologic, Inc. *	88,790	4,289,445
HTG Molecular Diagnostics, Inc. *	18,640	17,730
Humana, Inc.	45,694	13,443,175
ICU Medical, Inc. *	6,547	1,058,061
IDEXX Laboratories, Inc. *	28,923	8,243,344
Inogen, Inc. *	5,839	317,846
Inovalon Holdings, Inc., Class A *	22,744	355,489
Inspire Medical Systems, Inc. *	4,371	266,544
Insulet Corp. *	20,610	2,995,045
Integer Holdings Corp. *	10,644	824,271
Integra LifeSciences Holdings Corp. *	23,714	1,376,835
IntriCon Corp. *	4,256	88,014
Intuitive Surgical, Inc. *	38,885	21,501,461
Invacare Corp.	9,218	71,163
iRadimed Corp. *	1,334	33,684
iRhythm Technologies, Inc. *	9,107	608,530
Laboratory Corp. of America Holdings *	33,172	5,465,750
Lantheus Holdings, Inc. *	15,270	318,380
LeMaitre Vascular, Inc.	7,388	255,625
LHC Group, Inc. *	9,623	1,067,864
LivaNova plc *	16,277	1,151,272
Livongo Health, Inc. *(a)	5,021	108,403
Magellan Health, Inc. *	6,957	451,509
Masimo Corp. *	16,585	2,417,927
McKesson Corp.	62,370	8,295,210
MEDNAX, Inc. *	29,765	653,639
Medtronic plc	452,799	49,309,811
Meridian Bioscience, Inc.	17,657	172,862
Merit Medical Systems, Inc. *	17,753	366,688
Mesa Laboratories, Inc.	1,318	300,175
Misonix, Inc. *	2,200	38,170

42
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Molina Healthcare, Inc. *	20,928	2,461,970
National HealthCare Corp.	3,965	325,844
National Research Corp., Class A	3,945	226,561
Natus Medical, Inc. *	13,282	447,338
Neogen Corp. *	18,220	1,185,393
Neuronetics, Inc. *	8,872	79,050
Nevro Corp. *	10,264	884,757
NextGen Healthcare, Inc. *	16,383	276,955
NuVasive, Inc. *	17,797	1,255,400
Nuvectra Corp. *	2,913	3,845
Omnicell, Inc. *	13,621	958,782
OptimizeRx Corp. *	3,035	39,455
Option Care Health, Inc. *	36,021	127,514
OraSure Technologies, Inc. *	17,275	147,529
Orthofix Medical, Inc. *	6,531	274,498
OrthoPediatrics Corp. *	4,422	171,043
Owens & Minor, Inc.	18,500	124,505
Patterson Cos., Inc.	31,422	538,259
Pennant Group, Inc. *	8,273	148,831
Penumbra, Inc. *	10,621	1,656,557
PetIQ, Inc. *	6,200	153,264
Phreesia, Inc. *	3,932	116,505
Premier, Inc., Class A *	21,426	698,059
Psychemedics Corp.	2,969	28,591
Pulse Biosciences, Inc. *(a)	3,000	42,240
Quest Diagnostics, Inc.	46,197	4,677,446
Quidel Corp. *	12,426	707,039
Quorum Health Corp. *	11,722	13,011
R1 RCM, Inc. *	30,270	321,770
RadNet, Inc. *	11,938	186,472
ResMed, Inc.	48,340	7,150,453
Rockwell Medical, Inc. *(a)	13,042	28,823
RTI Surgical Holdings, Inc. *	18,100	39,820
SeaSpine Holdings Corp. *	3,910	54,114
Select Medical Holdings Corp. *	39,462	718,998
Senseonics Holdings, Inc. *(a)	26,000	30,420
Sensus Healthcare, Inc. *	5,903	33,647
Shockwave Medical, Inc. *	2,225	75,695
SI-BONE, Inc. *	4,040	67,266
Sientra, Inc. *	21,100	135,673
Silk Road Medical, Inc. *	2,557	84,688
Simulations Plus, Inc.	3,188	112,887
STAAR Surgical Co. *	10,272	336,716
Steris plc	29,034	4,110,343
Stryker Corp.	108,487	23,462,484
Surgery Partners, Inc. *	5,591	44,448
Surmodics, Inc. *	4,200	199,542
Tabula Rasa HealthCare, Inc. *	5,870	299,018
Tactile Systems Technology, Inc. *	7,432	337,561
Tandem Diabetes Care, Inc. *	19,235	1,184,491
Teladoc Health, Inc. *	24,362	1,866,129
Teleflex, Inc.	15,645	5,435,229
Tenet Healthcare Corp. *	34,964	885,988
The Cooper Cos., Inc.	16,737	4,870,467
The Ensign Group, Inc.	16,546	699,069
The Joint Corp. *	3,340	63,694
The Providence Service Corp. *	3,302	210,899
Tivity Health, Inc. *	16,969	275,068
TransEnterix, Inc. *	54,700	12,483
TransMedics Group, Inc. *	3,680	66,019
Triple-S Management Corp., Class B *	6,987	105,713
U.S. Physical Therapy, Inc.	4,069	575,641
UnitedHealth Group, Inc.	320,267	80,931,471
Universal Health Services, Inc., Class B	27,780	3,818,639
Utah Medical Products, Inc.	1,365	139,872
Vapotherm, Inc. *	2,247	23,144
Varex Imaging Corp. *	11,819	354,688
Varian Medical Systems, Inc. *	30,601	3,696,907
Security	Number of Shares	Value ($)
Veeva Systems, Inc., Class A *	43,764	6,207,048
ViewRay, Inc. *	19,429	50,515
Vocera Communications, Inc. *	10,583	210,813
VolitionRX Ltd. *(a)	15,384	85,843
WellCare Health Plans, Inc. *	16,854	4,998,896
West Pharmaceutical Services, Inc.	24,652	3,545,944
Wright Medical Group N.V. *	47,693	992,014
Zimmer Biomet Holdings, Inc.	70,076	9,686,605
		627,488,784

Household & Personal Products 1.7%
Avon Products, Inc. *	148,757	638,167
Central Garden & Pet Co. *	4,210	126,384
Central Garden & Pet Co., Class A *	13,239	374,399
Church & Dwight Co., Inc.	82,918	5,799,285
Colgate-Palmolive Co.	290,873	19,953,888
Coty, Inc., Class A	100,228	1,171,665
Edgewell Personal Care Co. *	18,438	645,330
elf Beauty, Inc. *	7,500	126,000
Energizer Holdings, Inc.	20,781	882,985
Herbalife Nutrition Ltd. *	31,964	1,427,832
Inter Parfums, Inc.	5,613	434,615
Kimberly-Clark Corp.	115,964	15,409,296
Lifevantage Corp. *	5,280	71,597
Medifast, Inc.	3,897	432,333
Natural Health Trends Corp.	2,166	14,664
Nature's Sunshine Products, Inc. *	5,329	50,306
Nu Skin Enterprises, Inc., Class A	18,865	841,002
Oil-Dri Corp. of America	1,600	56,016
Revlon, Inc., Class A *(a)	3,255	85,574
Spectrum Brands Holdings, Inc.	15,073	756,815
The Clorox Co.	42,517	6,279,336
The Estee Lauder Cos., Inc., Class A	74,886	13,949,015
The Procter & Gamble Co.	845,185	105,233,984
USANA Health Sciences, Inc. *	4,945	366,474
WD-40 Co.	4,489	841,239
		175,968,201

Insurance 2.6%
Aflac, Inc.	249,894	13,284,365
Alleghany Corp. *	4,909	3,820,626
Ambac Financial Group, Inc. *	18,544	380,152
American Equity Investment Life Holding Co.	29,147	719,348
American Financial Group, Inc.	25,423	2,645,009
American International Group, Inc.	292,888	15,511,348
American National Insurance Co.	3,761	451,245
AMERISAFE, Inc.	7,229	459,258
Aon plc	79,498	15,355,834
Arch Capital Group Ltd. *	135,456	5,656,643
Argo Group International Holdings Ltd.	11,607	718,125
Arthur J. Gallagher & Co.	62,283	5,681,455
Assurant, Inc.	20,716	2,611,666
Assured Guaranty Ltd.	32,878	1,542,636
Athene Holding Ltd., Class A *	41,312	1,790,875
Axis Capital Holdings Ltd.	28,405	1,688,109
Brighthouse Financial, Inc. *	37,570	1,418,643
Brown & Brown, Inc.	77,562	2,922,536
Chubb Ltd.	153,227	23,354,859
Cincinnati Financial Corp.	51,457	5,825,447
Citizens, Inc. *	22,044	146,813
CNA Financial Corp.	9,550	428,222
CNO Financial Group, Inc.	57,112	893,803
Crawford & Co., Class A	4,938	52,293
Crawford & Co., Class B	5,800	53,940
Donegal Group, Inc., Class A	5,782	85,111

43
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
eHealth, Inc. *	6,602	455,802
Employers Holdings, Inc.	11,759	497,876
Enstar Group Ltd. *	4,837	971,753
Erie Indemnity Co., Class A	6,044	1,113,728
Everest Re Group Ltd.	13,635	3,505,422
FBL Financial Group, Inc., Class A	3,305	189,641
FedNat Holding Co.	4,085	58,620
Fidelity National Financial, Inc.	92,446	4,237,725
First American Financial Corp.	37,060	2,289,567
Genworth Financial, Inc., Class A *	174,782	748,067
Global Indemnity Ltd.	2,000	49,520
Globe Life, Inc.	33,417	3,252,477
Goosehead Insurance, Inc., Class A	4,956	253,648
Greenlight Capital Re Ltd., Class A *	12,115	130,842
Hallmark Financial Services, Inc. *	3,228	57,523
HCI Group, Inc.	2,926	123,038
Health Insurance Innovations, Inc., Class A *(a)	3,371	89,264
Heritage Insurance Holdings, Inc.	9,756	129,950
Horace Mann Educators Corp.	13,092	570,288
Independence Holding Co.	2,346	91,729
Investors Title Co.	416	63,107
James River Group Holdings Ltd.	9,426	337,545
Kemper Corp.	20,537	1,476,200
Kingstone Cos., Inc.	2,696	21,757
Kinsale Capital Group, Inc.	7,030	743,212
Lincoln National Corp.	68,460	3,866,621
Loews Corp.	87,784	4,301,416
Maiden Holdings Ltd. *	18,900	10,868
Markel Corp. *	4,673	5,472,083
Marsh & McLennan Cos., Inc.	171,035	17,722,647
MBIA, Inc. *	23,883	221,873
Mercury General Corp.	9,807	471,324
MetLife, Inc.	267,372	12,510,336
National General Holdings Corp.	21,670	462,004
National Western Life Group, Inc., Class A	964	262,786
NI Holdings, Inc. *	2,860	50,050
Old Republic International Corp.	96,450	2,154,693
Palomar Holdings, Inc. *	4,260	192,339
Primerica, Inc.	14,322	1,807,150
Principal Financial Group, Inc.	88,805	4,740,411
ProAssurance Corp.	18,940	742,827
Protective Insurance Corp., Class B	4,607	73,297
Prudential Financial, Inc.	135,402	12,340,538
Reinsurance Group of America, Inc.	21,112	3,430,067
RenaissanceRe Holdings Ltd.	14,847	2,779,061
RLI Corp.	13,764	1,339,512
Safety Insurance Group, Inc.	5,451	529,837
Selective Insurance Group, Inc.	20,690	1,430,093
State Auto Financial Corp.	5,500	181,995
Stewart Information Services Corp.	9,355	382,807
The Allstate Corp.	110,729	11,783,780
The Hanover Insurance Group, Inc.	13,250	1,745,157
The Hartford Financial Services Group, Inc.	122,198	6,975,062
The Progressive Corp.	197,779	13,785,196
The Travelers Cos., Inc.	87,538	11,472,730
Third Point Reinsurance Ltd. *	32,236	305,920
Tiptree, Inc.	7,504	55,154
Trupanion, Inc. *(a)	9,088	215,386
United Fire Group, Inc.	8,730	397,390
United Insurance Holdings Corp.	6,439	78,942
Universal Insurance Holdings, Inc.	9,563	259,253
Unum Group	71,355	1,965,117
W. R. Berkley Corp.	48,136	3,364,706
Security	Number of Shares	Value ($)
White Mountains Insurance Group Ltd.	991	1,061,361
Willis Towers Watson plc	43,506	8,131,271
		268,029,722

Materials 2.9%
Advanced Emissions Solutions, Inc.	5,901	81,611
AdvanSix, Inc. *	8,959	203,907
AgroFresh Solutions, Inc. *	10,000	23,000
Air Products & Chemicals, Inc.	74,411	15,868,890
AK Steel Holding Corp. *	92,567	218,458
Albemarle Corp.	36,521	2,218,286
Alcoa Corp. *	64,376	1,338,377
Allegheny Technologies, Inc. *	40,422	849,266
Amcor plc *	549,011	5,226,585
American Vanguard Corp.	7,917	110,680
Amyris, Inc. *(a)	15,000	49,725
AptarGroup, Inc.	21,486	2,538,571
Ashland Global Holdings, Inc.	20,666	1,598,928
Avery Dennison Corp.	28,424	3,634,293
Axalta Coating Systems Ltd. *	70,138	2,068,370
Balchem Corp.	10,584	1,071,207
Ball Corp.	111,458	7,798,716
Berry Global Group, Inc. *	44,386	1,842,463
Boise Cascade Co.	14,993	536,300
Cabot Corp.	18,903	823,982
Carpenter Technology Corp.	15,701	769,663
Celanese Corp.	41,432	5,019,487
Century Aluminum Co. *	14,114	82,285
CF Industries Holdings, Inc.	73,475	3,332,091
Chase Corp.	2,182	255,621
Clearwater Paper Corp. *	7,956	147,504
Cleveland-Cliffs, Inc. (a)	85,860	620,768
Coeur Mining, Inc. *	75,926	419,112
Commercial Metals Co.	37,272	720,468
Compass Minerals International, Inc.	11,822	667,707
Corteva, Inc. *	254,884	6,723,840
Crown Holdings, Inc. *	45,457	3,311,088
Domtar Corp.	20,887	760,078
Dow, Inc. *	251,386	12,692,479
DuPont de Nemours, Inc.	252,480	16,640,957
Eagle Materials, Inc.	14,491	1,323,608
Eastman Chemical Co.	45,852	3,486,586
Ecolab, Inc.	84,304	16,192,269
Element Solutions, Inc. *	76,011	825,479
Ferro Corp. *	25,700	286,041
Flotek Industries, Inc. *	16,539	31,589
FMC Corp.	44,207	4,044,940
Forterra, Inc. *	5,539	45,475
Freeport-McMoRan, Inc.	488,786	4,799,878
FutureFuel Corp.	8,300	102,339
GCP Applied Technologies, Inc. *	19,258	397,870
Gold Resource Corp.	19,195	84,074
Graphic Packaging Holding Co.	101,329	1,586,812
Greif, Inc., Class A	9,091	356,094
Greif, Inc., Class B	2,000	94,060
H.B. Fuller Co.	17,701	863,809
Hawkins, Inc.	3,679	157,277
Haynes International, Inc.	3,574	123,160
Hecla Mining Co.	160,671	369,543
Huntsman Corp.	67,829	1,501,056
Ingevity Corp. *	13,947	1,174,477
Innophos Holdings, Inc.	6,990	228,014
Innospec, Inc.	7,808	713,339
International Flavors & Fragrances, Inc.	35,787	4,366,372
International Paper Co.	132,389	5,782,751
Intrepid Potash, Inc. *	27,197	84,039
Kaiser Aluminum Corp.	6,075	650,511

44
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Koppers Holdings, Inc. *	8,533	273,909
Kraton Corp. *	9,654	216,443
Kronos Worldwide, Inc.	6,230	78,996
Linde plc	182,361	36,171,304
Livent Corp. *	47,698	327,208
Loop Industries, Inc. *(a)	4,729	47,054
Louisiana-Pacific Corp.	40,157	1,173,789
LSB Industries, Inc. *	5,600	23,688
LyondellBasell Industries N.V., Class A	87,268	7,827,940
Marrone Bio Innovations, Inc. *	27,730	36,604
Martin Marietta Materials, Inc.	21,039	5,510,324
Materion Corp.	7,145	406,122
McEwen Mining, Inc. *	126,062	210,524
Mercer International, Inc.	14,607	178,205
Minerals Technologies, Inc.	12,903	638,053
Myers Industries, Inc.	14,310	242,268
Neenah, Inc.	6,513	420,088
NewMarket Corp.	2,461	1,194,791
Newmont Goldcorp Corp.	277,398	11,021,023
Northern Technologies International Corp.	3,248	40,535
Nucor Corp.	103,702	5,584,353
Olin Corp.	56,546	1,037,054
Olympic Steel, Inc.	2,550	38,199
OMNOVA Solutions, Inc. *	14,068	142,227
Owens-Illinois, Inc.	50,995	433,457
P.H. Glatfelter Co.	17,901	322,218
Packaging Corp. of America	32,043	3,507,427
PolyOne Corp.	25,918	830,672
PPG Industries, Inc.	79,558	9,954,297
PQ Group Holdings, Inc. *	17,505	288,307
Quaker Chemical Corp.	4,376	669,003
Rayonier Advanced Materials, Inc.	17,736	73,959
Reliance Steel & Aluminum Co.	22,340	2,592,334
Resolute Forest Products, Inc.	28,000	101,360
Royal Gold, Inc.	22,694	2,619,795
RPM International, Inc.	43,835	3,174,969
Ryerson Holding Corp. *	4,659	40,487
Schnitzer Steel Industries, Inc., Class A	9,050	193,127
Schweitzer-Mauduit International, Inc.	10,032	406,196
Sealed Air Corp.	51,349	2,144,848
Sensient Technologies Corp.	14,680	918,381
Silgan Holdings, Inc.	26,115	803,559
Sonoco Products Co.	33,867	1,954,126
Steel Dynamics, Inc.	74,842	2,272,203
Stepan Co.	6,704	655,115
Summit Materials, Inc., Class A *	39,293	900,988
SunCoke Energy, Inc. *	29,816	157,727
Synalloy Corp.	2,200	34,452
Tecnoglass, Inc.	4,997	42,225
The Chemours Co.	54,183	889,143
The Mosaic Co.	123,021	2,445,657
The Scotts Miracle-Gro Co.	12,913	1,296,336
The Sherwin-Williams Co.	27,721	15,865,283
TimkenSteel Corp. *	10,796	60,674
Trecora Resources *	10,224	89,664
Tredegar Corp.	8,263	164,268
Trinseo S.A.	12,840	545,700
Tronox Holdings plc, Class A *	28,746	244,054
UFP Technologies, Inc. *	3,202	133,235
United States Lime & Minerals, Inc.	1,011	89,473
United States Steel Corp. (a)	59,379	683,452
Universal Stainless & Alloy Products, Inc. *	1,800	24,156
US Concrete, Inc. *	6,497	339,533
Valvoline, Inc.	63,880	1,363,199
Venator Materials plc *	13,280	32,802
Verso Corp., Class A *	11,750	172,020
Security	Number of Shares	Value ($)
Vulcan Materials Co.	44,465	6,352,715
W.R. Grace & Co.	18,620	1,237,299
Warrior Met Coal, Inc.	18,646	363,224
Westlake Chemical Corp.	11,447	723,336
WestRock Co.	87,441	3,267,670
Worthington Industries, Inc.	13,511	497,340
		294,748,391

Media & Entertainment 7.5%
Activision Blizzard, Inc.	258,554	14,486,781
Alphabet, Inc., Class A *	101,172	127,355,314
Alphabet, Inc., Class C *	102,040	128,581,624
Altice USA, Inc., Class A *	103,123	3,191,657
AMC Entertainment Holdings, Inc., Class A (a)	22,090	206,983
AMC Networks, Inc., Class A *	14,615	636,483
ANGI Homeservices, Inc., Class A *(a)	22,425	153,611
Boston Omaha Corp., Class A *	2,600	58,396
Cable One, Inc.	1,674	2,218,669
Cardlytics, Inc. *	5,907	247,562
Care.com, Inc. *	12,196	142,449
Cargurus, Inc. *	24,433	820,705
Cars.com, Inc. *	19,198	217,129
CBS Corp., Class A	2,103	84,015
CBS Corp., Class B - Non Voting Shares	108,750	3,919,350
Central European Media Enterprises Ltd., Class A *	43,184	193,680
Charter Communications, Inc., Class A *	54,602	25,546,092
Cinemark Holdings, Inc.	37,192	1,361,227
Clear Channel Outdoor Holdings, Inc. *	120,149	279,947
Comcast Corp., Class A	1,530,587	68,600,909
comScore, Inc. *	18,690	43,174
Cumulus Media, Inc., Class A *	6,971	95,433
Daily Journal Corp. *(a)	427	119,991
DHI Group, Inc. *	17,016	61,598
Discovery, Inc., Class A *	53,351	1,438,076
Discovery, Inc., Class C *	115,914	2,925,669
DISH Network Corp., Class A *	81,910	2,816,066
Electronic Arts, Inc. *	99,438	9,585,823
Emerald Expositions Events, Inc.	7,527	73,162
Entercom Communications Corp., Class A	36,599	127,365
Entravision Communications Corp., Class A	23,831	67,680
Eventbrite, Inc., Class A *	12,976	233,309
EverQuote, Inc., Class A *	4,483	91,005
Facebook, Inc., Class A *	812,722	155,758,171
Fluent, Inc. *	13,431	31,294
Fox Corp., Class A	119,464	3,827,627
Fox Corp., Class B *	53,914	1,684,273
Gaia, Inc. *	3,400	23,562
Gannett Co., Inc.	39,315	426,568
Global Eagle Entertainment, Inc. *	17,279	10,903
Glu Mobile, Inc. *	32,800	194,504
Gray Television, Inc. *	32,171	527,926
Hemisphere Media Group, Inc. *	4,890	63,130
IAC/InterActiveCorp *	24,332	5,529,447
IHeartMedia, Inc. *(a)	20,035	287,302
John Wiley & Sons, Inc., Class A	15,690	722,838
Lee Enterprises, Inc. *	15,450	27,965
Liberty Broadband Corp., Class A *	8,502	1,003,151
Liberty Broadband Corp., Class C *	51,737	6,108,588
Liberty Global plc, Class A *	54,654	1,374,548
Liberty Global plc, Class C *	143,281	3,420,118
Liberty Latin America Ltd., Class A *	14,389	268,930
Liberty Latin America Ltd., Class C *	38,968	717,401

45
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Braves, Class A *	2,953	87,173
Liberty Media Corp. - Liberty Braves, Class C *	10,998	323,451
Liberty Media Corp. - Liberty Formula One, Class A *	8,605	347,900
Liberty Media Corp. - Liberty Formula One, Class C *	70,986	3,016,905
Liberty Media Corp. - Liberty SiriusXM, Class A *	28,055	1,259,950
Liberty Media Corp. - Liberty SiriusXM, Class C *	51,810	2,341,294
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	239,059
Lions Gate Entertainment Corp., Class A *	19,000	151,810
Lions Gate Entertainment Corp., Class B *	34,368	257,416
Live Nation Entertainment, Inc. *	46,640	3,288,120
LiveXLive Media, Inc. *(a)	8,492	14,436
Loral Space & Communications, Inc. *	3,815	152,562
Marchex, Inc., Class B *	10,570	34,987
Match Group, Inc. (a)	17,962	1,311,046
MDC Partners, Inc., Class A *	38,263	119,763
Meredith Corp.	14,298	539,035
MSG Networks, Inc., Class A *	21,079	341,691
National CineMedia, Inc.	18,547	155,702
Netflix, Inc. *	148,108	42,567,720
New Media Investment Group, Inc. (a)	19,939	175,663
News Corp., Class A	127,807	1,752,234
News Corp., Class B	41,136	580,840
Nexstar Media Group, Inc., Class A	15,258	1,484,451
Omnicom Group, Inc.	72,884	5,625,916
Pinterest, Inc. *	29,303	736,677
QuinStreet, Inc. *	14,714	188,781
Reading International, Inc., Class A *	4,446	50,551
Roku, Inc. *	28,982	4,266,150
Rosetta Stone, Inc. *	8,648	165,696
Saga Communications, Inc., Class A	1,496	45,134
Scholastic Corp.	10,758	414,183
Sciplay Corp. *	8,602	83,181
Sinclair Broadcast Group, Inc., Class A	22,351	890,464
Sirius XM Holdings, Inc.	460,706	3,095,944
Snap, Inc., Class A *	259,917	3,914,350
Take-Two Interactive Software, Inc. *	38,567	4,641,539
TechTarget, Inc. *	9,109	222,260
TEGNA, Inc.	73,530	1,105,156
The E.W. Scripps Co., Class A	18,724	251,557
The Interpublic Group of Cos., Inc.	128,534	2,795,615
The Madison Square Garden Co., Class A *	5,804	1,549,204
The Marcus Corp.	7,772	280,569
The Meet Group, Inc. *	20,844	88,795
The New York Times Co., Class A	48,572	1,500,875
The Walt Disney Co.	607,952	78,985,124
Travelzoo *	3,496	35,380
Tribune Publishing Co.	7,731	69,270
TripAdvisor, Inc. *	35,109	1,418,404
TrueCar, Inc. *	24,896	81,659
Twitter, Inc. *	262,762	7,874,977
Viacom, Inc., Class A	2,300	54,947
Viacom, Inc., Class B	121,894	2,628,035
WideOpenWest, Inc. *	13,374	84,925
World Wrestling Entertainment, Inc., Class A	15,955	894,118
Yelp, Inc. *	21,122	728,920
Zillow Group, Inc., Class A *	13,429	434,965
Security	Number of Shares	Value ($)
Zillow Group, Inc., Class C *	39,415	1,283,747
Zynga, Inc., Class A *	316,820	1,954,779
		766,974,235

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	499,867	39,764,420
Abeona Therapeutics, Inc. *	8,452	20,031
ACADIA Pharmaceuticals, Inc. *	35,771	1,517,048
Accelerate Diagnostics, Inc. *(a)	10,300	158,620
Acceleron Pharma, Inc. *	16,020	718,817
AcelRx Pharmaceuticals, Inc. *(a)	28,438	56,876
Acer Therapeutics, Inc. *(a)	1,495	4,679
Achillion Pharmaceuticals, Inc. *	42,273	270,970
Aclaris Therapeutics, Inc. *	20,505	35,884
Acorda Therapeutics, Inc. *	15,538	25,638
Actinium Pharmaceuticals, Inc. *	80,219	20,015
Adamis Pharmaceuticals Corp. *	16,516	13,378
Adaptive Biotechnologies Corp. *	5,299	138,118
ADMA Biologics, Inc. *	8,300	40,587
Adverum Biotechnologies, Inc. *	19,753	143,604
Aeglea BioTherapeutics, Inc. *	5,245	39,914
Aerie Pharmaceuticals, Inc. *	12,866	285,497
Aerpio Pharmaceuticals, Inc. *	12,835	6,803
Agenus, Inc. *	38,795	100,479
AgeX Therapeutics, Inc. *	10,645	16,606
Agilent Technologies, Inc.	103,763	7,860,047
Agios Pharmaceuticals, Inc. *	17,426	524,174
Aimmune Therapeutics, Inc. *	15,127	420,833
Akcea Therapeutics, Inc. *(a)	4,993	91,522
Akebia Therapeutics, Inc. *	35,152	131,117
Akorn, Inc. *	41,431	206,741
Albireo Pharma, Inc. *	2,099	38,559
Aldeyra Therapeutics, Inc. *	6,642	37,129
Alector, Inc. *	11,206	188,709
Alexion Pharmaceuticals, Inc. *	76,208	8,032,323
Alimera Sciences, Inc. *	39,406	11,822
Alkermes plc *	51,588	1,007,514
Allakos, Inc. *	7,990	548,114
Allena Pharmaceuticals, Inc. *	6,539	34,461
Allergan plc	110,560	19,470,722
Allogene Therapeutics, Inc. *	18,038	519,494
Alnylam Pharmaceuticals, Inc. *	37,663	3,266,889
AMAG Pharmaceuticals, Inc. *(a)	9,201	89,296
Amgen, Inc.	202,635	43,211,914
Amicus Therapeutics, Inc. *	82,209	693,022
Amneal Pharmaceuticals, Inc. *	27,858	85,803
Amphastar Pharmaceuticals, Inc. *	14,831	286,461
Ampio Pharmaceuticals, Inc. *	73,284	27,034
AnaptysBio, Inc. *	7,720	291,198
Anavex Life Sciences Corp. *(a)	15,874	43,177
ANI Pharmaceuticals, Inc. *	3,733	291,585
Anika Therapeutics, Inc. *	4,606	324,216
Anixa Biosciences, Inc. *(a)	9,149	35,407
Apellis Pharmaceuticals, Inc. *	13,300	390,887
Aptinyx, Inc. *	1,900	6,308
Arcus Biosciences, Inc. *	14,488	113,731
Ardelyx, Inc. *	12,366	61,830
Arena Pharmaceuticals, Inc. *	17,164	836,144
ArQule, Inc. *	34,889	352,728
Arrowhead Pharmaceuticals, Inc. *	31,590	1,265,179
Arvinas Holding Co. LLC *	2,500	51,650
Assembly Biosciences, Inc. *	7,557	124,766
Assertio Therapeutics, Inc. *	18,832	14,879
Atara Biotherapeutics, Inc. *	21,018	229,517
Athenex, Inc. *	13,114	144,779
Athersys, Inc. *	44,000	56,320
Audentes Therapeutics, Inc. *	16,406	441,321

46
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Avantor, Inc. *	74,275	1,055,448
AVEO Pharmaceuticals, Inc. *	28,629	25,852
Avid Bioservices, Inc. *	24,181	129,368
Avrobio, Inc. *	7,131	103,542
Axsome Therapeutics, Inc. *	9,735	234,419
Bio-Rad Laboratories, Inc., Class A *	7,219	2,393,965
Bio-Techne Corp.	12,695	2,642,718
BioCryst Pharmaceuticals, Inc. *	38,239	76,478
BioDelivery Sciences International, Inc. *	37,494	216,715
Biogen, Inc. *	62,396	18,638,309
Biohaven Pharmaceutical Holding Co., Ltd. *	14,436	662,901
BioMarin Pharmaceutical, Inc. *	60,923	4,460,173
BioSpecifics Technologies Corp. *	1,514	73,323
Bluebird Bio, Inc. *	19,068	1,544,508
Blueprint Medicines Corp. *	16,608	1,143,295
BrainStorm Cell Therapeutics, Inc. *(a)	11,287	40,972
Bridgebio Pharma, Inc. *	7,785	176,019
Bristol-Myers Squibb Co.	552,987	31,724,864
Bruker Corp.	34,962	1,555,809
Calithera Biosciences, Inc. *	9,145	26,338
Calyxt, Inc. *	2,501	11,455
Cambrex Corp. *	11,666	696,810
Cara Therapeutics, Inc. *	15,339	318,438
CareDx, Inc. *	12,115	317,534
CASI Pharmaceuticals, Inc. *	1,522	4,992
Catalent, Inc. *	49,866	2,425,981
Catalyst Biosciences, Inc. *	5,715	31,090
Catalyst Pharmaceuticals, Inc. *	28,204	133,405
CEL-SCI Corp. *(a)	15,653	107,380
Celcuity, Inc. *	2,500	39,375
Celgene Corp. *	238,886	25,806,855
Celldex Therapeutics, Inc. *	8,808	19,730
Cellular Biomedicine Group, Inc. *	2,900	53,041
Cerecor, Inc. *	5,381	18,511
Charles River Laboratories International, Inc. *	17,042	2,215,119
ChemoCentryx, Inc. *	11,922	102,529
Chiasma, Inc. *	7,614	39,897
Chimerix, Inc. *	15,000	21,450
ChromaDex Corp. *(a)	12,690	36,674
Clovis Oncology, Inc. *(a)	17,986	57,016
Codexis, Inc. *	17,581	237,695
Cohbar, Inc. *	14,681	29,509
Coherus Biosciences, Inc. *	19,857	344,916
Collegium Pharmaceutical, Inc. *	8,383	100,596
Concert Pharmaceuticals, Inc. *	4,499	28,029
ContraFect Corp. *	39,150	12,724
Corbus Pharmaceuticals Holdings, Inc. *(a)	13,863	71,672
Corcept Therapeutics, Inc. *	35,050	511,379
CorMedix, Inc. *(a)	5,920	33,034
Cortexyme, Inc. *(a)	1,589	33,004
Crinetics Pharmaceuticals, Inc. *	1,700	29,937
Cue Biopharma, Inc. *	6,911	59,296
Cyclerion Therapeutics, Inc. *	5,131	12,263
Cymabay Therapeutics, Inc. *	20,365	91,439
Cytokinetics, Inc. *	22,346	260,331
CytomX Therapeutics, Inc. *	15,748	96,535
Deciphera Pharmaceuticals, Inc. *	5,487	243,294
Denali Therapeutics, Inc. *	23,955	375,375
Dermira, Inc. *	16,451	110,057
Dicerna Pharmaceuticals, Inc. *	18,700	308,363
Dova Pharmaceuticals, Inc. *	3,704	105,601
Durect Corp. *	84,487	155,456
Dynavax Technologies Corp. *(a)	27,027	137,567
Eagle Pharmaceuticals, Inc. *	4,489	281,460
Editas Medicine, Inc. *	16,810	350,320
Security	Number of Shares	Value ($)
Eidos Therapeutics, Inc. *(a)	2,511	121,783
Eiger BioPharmaceuticals, Inc. *	4,600	50,140
Elanco Animal Health, Inc. *	124,449	3,362,612
Eli Lilly & Co.	287,344	32,742,849
Eloxx Pharmaceuticals, Inc. *	6,055	36,875
Emergent BioSolutions, Inc. *	14,639	836,765
Enanta Pharmaceuticals, Inc. *	5,853	356,331
Endo International plc *	64,200	294,678
Enochian Biosciences, Inc. *(a)	7,176	40,903
Epizyme, Inc. *	24,693	284,216
Esperion Therapeutics, Inc. *	8,439	335,619
Evolus, Inc. *(a)	3,116	49,700
Exact Sciences Corp. *	44,612	3,881,244
Exelixis, Inc. *	102,669	1,586,236
Exicure, Inc. *(a)	38,626	100,814
EyePoint Pharmaceuticals, Inc. *	14,600	32,996
Fate Therapeutics, Inc. *	25,733	384,708
FibroGen, Inc. *	26,724	1,046,245
Five Prime Therapeutics, Inc. *	14,036	55,442
Flexion Therapeutics, Inc. *	11,400	195,738
Fluidigm Corp. *	20,340	100,073
Forty Seven, Inc. *	11,566	79,921
G1 Therapeutics, Inc. *	10,022	212,667
Galectin Therapeutics, Inc. *	8,013	31,892
Genomic Health, Inc. *	7,854	523,705
Geron Corp. *(a)	62,177	88,913
Gilead Sciences, Inc.	426,558	27,176,010
Global Blood Therapeutics, Inc. *	19,895	953,965
GlycoMimetics, Inc. *	11,422	60,308
Gossamer Bio, Inc. *	14,096	290,025
Gritstone Oncology, Inc. *	3,670	29,764
Halozyme Therapeutics, Inc. *	41,819	640,667
Harpoon Therapeutics, Inc. *	3,414	45,406
Harrow Health, Inc. *	6,848	34,240
Harvard Bioscience, Inc. *	7,316	20,485
Heron Therapeutics, Inc. *	24,691	524,684
Homology Medicines, Inc. *	10,003	131,339
Horizon Therapeutics plc *	65,177	1,884,267
Idera Pharmaceuticals, Inc. *	6,495	17,147
Illumina, Inc. *	49,520	14,634,150
ImmunoGen, Inc. *	46,115	109,754
Immunomedics, Inc. *	55,414	886,624
Incyte Corp. *	60,368	5,066,083
Infinity Pharmaceuticals, Inc. *	29,948	31,146
Innoviva, Inc. *	25,683	298,436
Inovio Pharmaceuticals, Inc. *(a)	24,594	52,385
Insmed, Inc. *	30,518	567,330
Intellia Therapeutics, Inc. *	16,250	202,881
Intercept Pharmaceuticals, Inc. *	8,482	617,320
Intersect ENT, Inc. *	10,273	183,065
Intra-Cellular Therapies, Inc. *	15,000	138,750
Intrexon Corp. *(a)	19,807	100,620
Invitae Corp. *	27,863	448,873
Ionis Pharmaceuticals, Inc. *	43,150	2,404,318
Iovance Biotherapeutics, Inc. *	36,756	776,654
IQVIA Holdings, Inc. *	62,003	8,954,473
Ironwood Pharmaceuticals, Inc. *	51,313	515,182
IVERIC bio, Inc. *(a)	9,361	30,704
Jazz Pharmaceuticals plc *	19,247	2,418,001
Johnson & Johnson	891,019	117,650,149
Jounce Therapeutics, Inc. *	8,460	30,583
Kadmon Holdings, Inc. *	44,130	127,536
Kala Pharmaceuticals, Inc. *	6,000	21,780
KalVista Pharmaceuticals, Inc. *	3,000	31,800
Karyopharm Therapeutics, Inc. *	23,352	273,218
Kezar Life Sciences, Inc. *	2,720	8,840
Kindred Biosciences, Inc. *	9,941	81,218
Kiniksa Pharmaceuticals Ltd., Class A *	7,000	49,350

47
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Kodiak Sciences, Inc. *	5,428	112,414
Krystal Biotech, Inc. *	4,398	180,626
Kura Oncology, Inc. *	15,348	229,913
La Jolla Pharmaceutical Co. *	9,862	69,182
Lannett Co., Inc. *	8,800	104,632
Lexicon Pharmaceuticals, Inc. *(a)	18,214	67,574
Ligand Pharmaceuticals, Inc. *	6,860	746,437
Liquidia Technologies, Inc. *	2,763	12,102
Luminex Corp.	12,900	264,385
MacroGenics, Inc. *	21,007	178,559
Madrigal Pharmaceuticals, Inc. *	2,520	232,924
Magenta Therapeutics, Inc. *	7,928	82,530
Mallinckrodt plc *(a)	25,602	80,902
MannKind Corp. *(a)	76,925	100,387
Marinus Pharmaceuticals, Inc. *	22,321	26,116
Marker Therapeutics, Inc. *(a)	8,200	31,488
Matinas BioPharma Holdings, Inc. *	35,096	31,586
MediciNova, Inc. *(a)	10,435	84,106
Medpace Holdings, Inc. *	9,670	712,002
MEI Pharma, Inc. *	15,228	27,563
Merck & Co., Inc.	864,827	74,945,908
Merrimack Pharmaceuticals, Inc.	7,188	28,393
Mersana Therapeutics, Inc. *	10,350	19,458
Mettler-Toledo International, Inc. *	8,340	5,879,200
Minerva Neurosciences, Inc. *	8,467	40,134
Mirati Therapeutics, Inc. *	11,949	1,125,357
Moderna, Inc. *	70,203	1,175,900
Molecular Templates, Inc. *	8,381	70,903
Momenta Pharmaceuticals, Inc. *	32,005	495,437
Mustang Bio, Inc. *	12,479	33,069
Mylan N.V. *	178,037	3,409,409
MyoKardia, Inc. *	16,139	925,249
Myriad Genetics, Inc. *	24,574	827,407
NanoString Technologies, Inc. *	11,523	260,420
Natera, Inc. *	20,558	791,894
Nektar Therapeutics *	58,495	1,001,727
NeoGenomics, Inc. *	35,075	804,270
Neoleukin Therapeutics, Inc. *	6,825	20,338
Neos Therapeutics, Inc. *	21,090	31,213
Neurocrine Biosciences, Inc. *	30,951	3,079,315
NextCure, Inc. *	2,706	67,650
Ocular Therapeutix, Inc. *(a)	21,913	70,998
Odonate Therapeutics, Inc. *	4,197	133,297
Omeros Corp. *(a)	14,156	224,231
Oncocyte Corp. *	9,386	15,956
OPKO Health, Inc. *	126,764	180,005
Optinose, Inc. *(a)	13,962	109,183
Organogenesis Holdings, Inc. *(a)	6,071	42,558
Organovo Holdings, Inc. *	33,744	10,228
Otonomy, Inc. *	8,686	19,804
Pacific Biosciences of California, Inc. *	47,700	230,868
Pacira BioSciences, Inc. *	13,130	531,634
Palatin Technologies, Inc. *	56,900	45,975
Paratek Pharmaceuticals, Inc. *(a)	17,405	53,694
PDL BioPharma, Inc. *	83,810	236,344
PerkinElmer, Inc.	36,957	3,176,824
Perrigo Co., plc	45,945	2,436,004
Pfenex, Inc. *	8,600	79,292
Pfizer, Inc.	1,867,433	71,653,404
PhaseBio Pharmaceuticals, Inc. *	8,241	33,870
Phibro Animal Health Corp., Class A	6,184	148,169
Pieris Pharmaceuticals, Inc. *	19,437	64,336
PolarityTE, Inc. *(a)	4,800	13,008
Portola Pharmaceuticals, Inc. *	22,854	660,709
PRA Health Sciences, Inc. *	21,009	2,052,789
Prestige Consumer Healthcare, Inc. *	16,079	570,161
Principia Biopharma, Inc. *	7,815	275,948
Progenics Pharmaceuticals, Inc. *	22,368	118,774
Security	Number of Shares	Value ($)
Protagonist Therapeutics, Inc. *	4,920	66,174
Proteostasis Therapeutics, Inc. *	7,700	6,391
Prothena Corp. plc *	14,018	127,564
Provention Bio, Inc. *(a)	8,170	53,023
PTC Therapeutics, Inc. *	20,805	850,716
Puma Biotechnology, Inc. *	12,061	82,015
Quanterix Corp. *	4,871	101,560
Ra Pharmaceuticals, Inc. *	12,677	596,706
Radius Health, Inc. *	14,153	402,511
Reata Pharmaceuticals, Inc., Class A *	8,042	1,657,295
Recro Pharma, Inc. *	5,876	92,664
Regeneron Pharmaceuticals, Inc. *	26,937	8,250,264
REGENXBIO, Inc. *	10,013	357,364
Repligen Corp. *	15,368	1,221,602
Replimune Group, Inc. *	3,655	62,135
resTORbio, Inc. *	5,465	39,621
Retrophin, Inc. *	17,035	204,420
Revance Therapeutics, Inc. *	17,210	269,509
Rhythm Pharmaceuticals, Inc. *	14,084	300,271
Rigel Pharmaceuticals, Inc. *	48,200	98,810
Rocket Pharmaceuticals, Inc. *	10,739	156,145
Rubius Therapeutics, Inc. *(a)	14,159	125,166
Sage Therapeutics, Inc. *	17,507	2,374,825
Sangamo Therapeutics, Inc. *	39,121	354,045
Sarepta Therapeutics, Inc. *	24,245	2,013,790
Savara, Inc. *	8,700	7,674
Scholar Rock Holding Corp. *	7,746	71,650
Seattle Genetics, Inc. *	38,346	4,118,360
Selecta Biosciences, Inc. *	14,661	21,552
Seres Therapeutics, Inc. *	26,451	92,578
Sesen Bio, Inc. *	11,000	13,420
SIGA Technologies, Inc. *	12,274	68,121
Sorrento Therapeutics, Inc. *(a)	31,000	47,120
Spark Therapeutics, Inc. *	12,162	1,327,726
Spectrum Pharmaceuticals, Inc. *	35,369	274,463
Spero Therapeutics, Inc. *	3,823	41,938
Spring Bank Pharmaceuticals, Inc. *	3,900	11,583
Stemline Therapeutics, Inc. *	19,996	199,960
Stoke Therapeutics, Inc. *	3,770	106,842
Supernus Pharmaceuticals, Inc. *	16,821	467,456
Syndax Pharmaceuticals, Inc. *	8,335	56,011
Syneos Health, Inc. *	21,529	1,079,679
Synlogic, Inc. *	4,700	10,058
Synthorx, Inc. *	3,342	45,919
Syros Pharmaceuticals, Inc. *	8,677	44,903
T2 Biosystems, Inc. *(a)	9,688	23,736
TCR2 Therapeutics, Inc. *	5,730	71,224
Teligent, Inc. *	12,899	8,113
TG Therapeutics, Inc. *	20,100	137,283
The Medicines Co. *	25,258	1,325,792
TherapeuticsMD, Inc. *(a)	66,164	175,996
Theravance Biopharma, Inc. *	13,214	213,010
Thermo Fisher Scientific, Inc.	135,411	40,891,414
Tocagen, Inc. *	5,300	3,342
Translate Bio, Inc. *	12,674	115,904
Trevena, Inc. *	31,860	30,586
Tricida, Inc. *	9,420	352,402
Turning Point Therapeutics, Inc. *	6,021	230,966
Twist Bioscience Corp. *	7,295	173,767
Tyme Technologies, Inc. *(a)	21,100	28,063
Ultragenyx Pharmaceutical, Inc. *	18,883	757,964
United Therapeutics Corp. *	14,277	1,282,646
UNITY Biotechnology, Inc. *	12,594	78,587
Urovant Sciences Ltd. *(a)	3,443	32,846
Vanda Pharmaceuticals, Inc. *	15,429	208,446
VBI Vaccines, Inc. *	26,272	15,369
Veracyte, Inc. *	16,005	366,995
Vericel Corp. *	16,052	254,745

48
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Verrica Pharmaceuticals, Inc. *	7,095	95,924
Vertex Pharmaceuticals, Inc. *	87,320	17,069,314
Viking Therapeutics, Inc. *(a)	27,321	176,767
Voyager Therapeutics, Inc. *	7,809	120,180
Waters Corp. *	22,391	4,738,383
WaVe Life Sciences Ltd. *	6,065	153,384
X4 Pharmaceuticals, Inc. *	6,559	80,348
XBiotech, Inc. *(a)	6,000	65,220
Xencor, Inc. *	16,064	549,549
Xeris Pharmaceuticals, Inc. *	12,101	98,986
XOMA Corp. *(a)	3,029	58,429
Y-mAbs Therapeutics, Inc. *	3,055	95,163
ZIOPHARM Oncology, Inc. *(a)	53,154	224,310
Zoetis, Inc.	161,141	20,613,157
Zogenix, Inc. *	13,052	582,772
Zynerba Pharmaceuticals, Inc. *(a)	9,398	72,928
		775,133,802

Real Estate 4.2%
Acadia Realty Trust	30,302	847,850
Agree Realty Corp.	13,966	1,100,102
Alexander & Baldwin, Inc.	25,298	594,756
Alexander's, Inc.	799	275,975
Alexandria Real Estate Equities, Inc.	37,887	6,014,561
Altisource Portfolio Solutions S.A. *	3,227	57,441
American Assets Trust, Inc.	15,636	765,539
American Campus Communities, Inc.	46,902	2,344,162
American Finance Trust, Inc.	38,891	575,587
American Homes 4 Rent, Class A	84,262	2,230,415
American Tower Corp.	149,522	32,607,758
Americold Realty Trust	63,966	2,564,397
Apartment Investment & Management Co., Class A	49,579	2,720,896
Apple Hospitality REIT, Inc.	68,202	1,123,969
Armada Hoffler Properties, Inc.	16,153	302,707
Ashford Hospitality Trust, Inc.	26,337	71,900
AvalonBay Communities, Inc.	47,022	10,234,809
Bluerock Residential Growth REIT, Inc.	7,000	84,140
Boston Properties, Inc.	48,291	6,625,525
Braemar Hotels & Resorts, Inc.	9,906	91,432
Brandywine Realty Trust	56,616	865,092
Brixmor Property Group, Inc.	99,589	2,192,950
BRT Apartments Corp.	3,343	55,828
Camden Property Trust	32,638	3,732,808
CareTrust REIT, Inc.	33,592	814,270
CatchMark Timber Trust, Inc., Class A	18,210	208,869
CBL & Associates Properties, Inc.	72,502	104,403
CBRE Group, Inc., Class A *	112,839	6,042,528
Cedar Realty Trust, Inc.	24,073	80,404
Chatham Lodging Trust	15,396	277,898
City Office REIT, Inc.	14,341	194,177
Clipper Realty, Inc.	4,400	42,416
Colony Capital, Inc.	172,207	964,359
Columbia Property Trust, Inc.	41,944	860,691
Community Healthcare Trust, Inc.	5,328	257,982
Consolidated-Tomoka Land Co.	2,000	127,940
CoreCivic, Inc.	39,234	598,711
CorEnergy Infrastructure Trust, Inc.	3,676	177,073
CorePoint Lodging, Inc.	11,164	109,965
CoreSite Realty Corp.	12,735	1,496,363
Corporate Office Properties Trust	36,405	1,079,044
Cousins Properties, Inc.	49,980	2,005,697
Crown Castle International Corp.	140,585	19,511,792
CubeSmart	63,765	2,021,351
CyrusOne, Inc.	38,670	2,756,398
DiamondRock Hospitality Co.	64,994	648,640
Digital Realty Trust, Inc.	70,680	8,979,187
Security	Number of Shares	Value ($)
Douglas Emmett, Inc.	54,925	2,379,351
Duke Realty Corp.	122,583	4,307,567
Easterly Government Properties, Inc.	26,264	586,212
EastGroup Properties, Inc.	12,483	1,672,098
Empire State Realty Trust, Inc., Class A	51,702	748,128
EPR Properties	25,895	2,014,372
Equinix, Inc.	28,697	16,264,886
Equity Commonwealth	40,393	1,299,847
Equity LifeStyle Properties, Inc.	61,318	4,288,581
Equity Residential	117,002	10,373,397
Essential Properties Realty Trust, Inc.	27,249	699,209
Essex Property Trust, Inc.	22,209	7,265,230
eXp World Holdings, Inc. *(a)	10,600	95,082
Extra Space Storage, Inc.	43,087	4,837,377
Farmland Partners, Inc. (a)	14,823	99,314
Federal Realty Investment Trust	23,552	3,203,308
First Industrial Realty Trust, Inc.	41,020	1,727,352
Forestar Group, Inc. *	8,763	164,569
Four Corners Property Trust, Inc.	23,222	665,310
Franklin Street Properties Corp.	34,230	294,378
Front Yard Residential Corp.	16,297	201,594
FRP Holdings, Inc. *	2,400	124,272
Gaming & Leisure Properties, Inc.	69,537	2,806,513
Getty Realty Corp.	10,767	361,125
Gladstone Commercial Corp.	10,000	235,600
Gladstone Land Corp.	4,200	50,232
Global Medical REIT, Inc.	15,239	184,392
Global Net Lease, Inc.	25,740	501,415
Griffin Industrial Realty, Inc.	1,332	52,454
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,350	667,371
HCP, Inc.	165,464	6,224,756
Healthcare Realty Trust, Inc.	44,672	1,553,245
Healthcare Trust of America, Inc., Class A	70,224	2,176,944
Hersha Hospitality Trust	12,806	176,723
Highwoods Properties, Inc.	34,596	1,619,093
Host Hotels & Resorts, Inc.	243,318	3,987,982
Hudson Pacific Properties, Inc.	54,728	1,965,830
Independence Realty Trust, Inc.	29,685	457,149
Industrial Logistics Properties Trust	24,598	522,462
Innovative Industrial Properties, Inc. (a)	3,735	283,860
Investors Real Estate Trust	3,746	283,460
Invitation Homes, Inc.	160,026	4,927,201
Iron Mountain, Inc.	99,106	3,250,677
iStar, Inc.	19,869	258,496
JBG SMITH Properties	39,120	1,574,971
Jernigan Capital, Inc.	8,486	161,149
Jones Lang LaSalle, Inc.	16,913	2,478,093
Kennedy-Wilson Holdings, Inc.	41,765	961,013
Kilroy Realty Corp.	30,793	2,584,456
Kimco Realty Corp.	143,218	3,087,780
Kite Realty Group Trust	25,983	463,017
Lamar Advertising Co., Class A	28,722	2,298,047
Lexington Realty Trust	84,044	914,399
Liberty Property Trust	52,143	3,080,087
Life Storage, Inc.	15,690	1,708,955
LTC Properties, Inc.	12,155	630,237
Mack-Cali Realty Corp.	32,057	686,661
Marcus & Millichap, Inc. *	8,253	294,797
Maui Land & Pineapple Co., Inc. *	3,129	32,197
Medical Properties Trust, Inc.	152,835	3,168,270
Mid-America Apartment Communities, Inc.	38,619	5,367,655
Monmouth Real Estate Investment Corp.	32,076	483,706
National Health Investors, Inc.	15,304	1,312,930
National Retail Properties, Inc.	58,608	3,452,597
National Storage Affiliates Trust	19,731	674,208

49
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
New Century Financial Corp. *(c)	3,600	—
New Senior Investment Group, Inc.	31,775	223,696
Newmark Group, Inc., Class A	51,828	550,413
NexPoint Residential Trust, Inc.	8,829	430,590
Office Properties Income Trust	15,045	479,635
Omega Healthcare Investors, Inc.	73,328	3,229,365
One Liberty Properties, Inc.	6,071	172,477
Outfront Media, Inc.	49,316	1,297,504
Paramount Group, Inc.	68,880	927,814
Park Hotels & Resorts, Inc.	80,018	1,860,419
Pebblebrook Hotel Trust	43,324	1,113,860
Pennsylvania Real Estate Investment Trust (a)	18,917	104,422
Physicians Realty Trust	61,530	1,148,765
Piedmont Office Realty Trust, Inc., Class A	45,430	1,019,449
Plymouth Industrial REIT, Inc.	2,889	54,487
PotlatchDeltic Corp.	24,056	1,021,658
Preferred Apartment Communities, Inc., Class A	15,145	216,876
Prologis, Inc.	213,332	18,722,016
PS Business Parks, Inc.	6,633	1,197,588
Public Storage	50,831	11,328,197
QTS Realty Trust, Inc., Class A	20,188	1,081,875
Rafael Holdings, Inc., Class B *	3,200	55,584
Rayonier, Inc.	44,038	1,188,145
RE/MAX Holdings, Inc., Class A	6,136	205,249
Realogy Holdings Corp. (a)	39,454	310,898
Realty Income Corp.	106,881	8,741,797
Redfin Corp. *	29,547	513,822
Regency Centers Corp.	56,115	3,773,173
Retail Opportunity Investments Corp.	40,733	760,281
Retail Properties of America, Inc., Class A	70,408	968,814
Retail Value, Inc.	4,749	173,861
Rexford Industrial Realty, Inc.	37,111	1,784,668
RLJ Lodging Trust	59,027	968,633
RPT Realty	25,122	364,269
Ryman Hospitality Properties, Inc.	17,318	1,457,656
Sabra Health Care REIT, Inc.	62,473	1,536,836
Safehold, Inc.	2,548	88,110
Saul Centers, Inc.	4,700	251,638
SBA Communications Corp.	38,457	9,254,677
Senior Housing Properties Trust	84,248	836,161
Seritage Growth Properties, Class A	12,504	543,799
Service Properties Trust	55,854	1,413,106
Simon Property Group, Inc.	103,918	15,658,364
SITE Centers Corp.	46,256	718,356
SL Green Realty Corp.	28,083	2,347,739
Sotherly Hotels, Inc.	6,858	44,166
Spirit Realty Capital, Inc.	30,793	1,534,723
STAG Industrial, Inc.	40,540	1,258,362
STORE Capital Corp.	72,256	2,926,368
Stratus Properties, Inc. *	3,398	93,717
Summit Hotel Properties, Inc.	33,342	408,773
Sun Communities, Inc.	30,410	4,946,186
Sunstone Hotel Investors, Inc.	72,757	982,947
Tanger Factory Outlet Centers, Inc. (a)	34,601	557,768
Taubman Centers, Inc.	21,237	759,860
Tejon Ranch Co. *	8,332	133,979
Terreno Realty Corp.	22,206	1,252,640
The GEO Group, Inc.	39,008	593,702
The Howard Hughes Corp. *	14,321	1,601,374
The Macerich Co.	38,110	1,048,025
The RMR Group, Inc., Class A	5,078	245,775
The St. Joe Co. *	12,244	227,126
Transcontinental Realty Investors, Inc. *	1,319	41,601
Trinity Place Holdings, Inc. *	12,207	48,584
Security	Number of Shares	Value ($)
UDR, Inc.	97,862	4,917,565
UMH Properties, Inc.	10,800	161,244
Uniti Group, Inc.	70,885	490,524
Universal Health Realty Income Trust	4,004	477,397
Urban Edge Properties	39,017	823,649
Urstadt Biddle Properties, Inc., Class A	9,781	237,972
Ventas, Inc.	125,224	8,152,082
VEREIT, Inc.	354,631	3,489,569
VICI Properties, Inc.	155,390	3,659,434
Vornado Realty Trust	52,977	3,476,881
Washington Prime Group, Inc. (a)	74,197	313,111
Washington Real Estate Investment Trust	29,116	903,178
Weingarten Realty Investors	39,698	1,259,618
Welltower, Inc.	137,323	12,453,823
Weyerhaeuser Co.	253,160	7,394,804
Whitestone REIT	10,368	147,640
WP Carey, Inc.	58,254	5,362,863
Xenia Hotels & Resorts, Inc.	39,629	834,190
		432,072,358

Retailing 5.9%
1-800-Flowers.com, Inc., Class A *	7,004	99,877
Aaron's, Inc.	22,333	1,673,412
Abercrombie & Fitch Co., Class A	21,254	344,102
Advance Auto Parts, Inc.	24,287	3,946,152
Amazon.com, Inc. *	140,295	249,256,515
America's Car-Mart, Inc. *	2,683	244,126
American Eagle Outfitters, Inc.	53,009	815,278
Asbury Automotive Group, Inc. *	6,190	638,375
Ascena Retail Group, Inc. *	50,000	17,610
At Home Group, Inc. *	19,985	170,272
AutoNation, Inc. *	20,397	1,037,187
AutoZone, Inc. *	8,290	9,486,910
Barnes & Noble Education, Inc. *	22,732	93,429
Bed Bath & Beyond, Inc. (a)	44,734	612,856
Best Buy Co., Inc.	78,908	5,667,962
Big 5 Sporting Goods Corp. (a)	12,274	39,277
Big Lots, Inc.	12,897	279,478
Blue Apron Holdings, Inc. *(a)	3,119	22,332
Booking Holdings, Inc. *	14,371	29,442,874
Boot Barn Holdings, Inc. *	8,400	294,420
Build-A-Bear Workshop, Inc. *	6,224	21,660
Burlington Stores, Inc. *	22,357	4,296,345
Caleres, Inc.	13,090	281,697
Camping World Holdings, Inc., Class A (a)	12,348	116,689
CarMax, Inc. *	55,280	5,150,438
Carvana Co. *	16,728	1,356,306
Chewy, Inc. *(a)	19,040	469,717
Chico's FAS, Inc.	43,544	149,791
Citi Trends, Inc.	3,906	69,722
Conn's, Inc. *	7,143	172,789
Core-Mark Holding Co., Inc.	15,301	466,987
Designer Brands, Inc.	21,162	349,173
Destination XL Group, Inc. *	18,114	26,265
Dick's Sporting Goods, Inc.	21,411	833,530
Dillard's, Inc., Class A (a)	3,769	259,986
Dollar General Corp.	86,627	13,889,773
Dollar Tree, Inc. *	80,164	8,850,106
Duluth Holdings, Inc., Class B *	2,900	26,796
eBay, Inc.	267,527	9,430,327
Etsy, Inc. *	41,712	1,855,767
Expedia Group, Inc.	47,483	6,489,027
Express, Inc. *	20,816	67,028
Five Below, Inc. *	18,549	2,320,665
Floor & Decor Holdings, Inc., Class A *	23,257	1,065,868
Foot Locker, Inc.	37,189	1,618,093

50
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Funko, Inc., Class A *	7,067	127,206
GameStop Corp., Class A (a)	31,567	171,724
Genesco, Inc. *	5,704	221,600
Genuine Parts Co.	49,303	5,057,502
GNC Holdings, Inc., Class A *(a)	36,061	95,201
Group 1 Automotive, Inc.	5,612	558,057
Groupon, Inc. *	143,303	398,382
GrubHub, Inc. *	30,435	1,036,616
Guess?, Inc.	15,095	252,841
Haverty Furniture Cos., Inc.	5,712	103,616
Hibbett Sports, Inc. *	5,715	136,360
J. Jill, Inc. (a)	6,408	11,086
J.C. Penney Co., Inc. *	104,289	104,289
Kirkland's, Inc. *	5,229	8,262
Kohl's Corp.	52,824	2,707,758
L Brands, Inc.	78,262	1,333,584
Lands' End, Inc. *	5,100	61,557
Liquidity Services, Inc. *	10,485	68,048
Lithia Motors, Inc., Class A	7,756	1,221,415
LKQ Corp. *	105,959	3,601,546
Lowe's Cos., Inc.	260,702	29,096,950
Lumber Liquidators Holdings, Inc. *	7,615	70,286
Macy's, Inc.	103,028	1,561,904
MarineMax, Inc. *	6,661	102,912
Monro, Inc.	11,231	787,405
Murphy USA, Inc. *	10,535	1,242,393
National Vision Holdings, Inc. *	26,191	623,346
Nordstrom, Inc.	37,424	1,343,522
O'Reilly Automotive, Inc. *	25,826	11,247,481
Office Depot, Inc.	201,581	415,257
Ollie's Bargain Outlet Holdings, Inc. *	17,761	1,134,573
Overstock.com, Inc. *	11,102	116,904
Party City Holdco, Inc. *	16,146	90,741
Penske Automotive Group, Inc.	12,486	608,318
PetMed Express, Inc. (a)	5,544	129,813
Pier 1 Imports, Inc. *	1,811	10,196
Pool Corp.	13,486	2,796,996
Quotient Technology, Inc. *	23,785	204,789
Qurate Retail, Inc. Class A *	133,197	1,270,699
Remark Holdings, Inc. *	14,578	10,496
Rent-A-Center, Inc.	18,166	469,954
Revolve Group, Inc. *(a)	5,247	108,928
RH *	5,262	956,105
Ross Stores, Inc.	123,378	13,530,865
RTW RetailWinds, Inc. *	15,491	22,927
Sally Beauty Holdings, Inc. *	38,688	599,664
Shoe Carnival, Inc.	4,036	133,955
Shutterstock, Inc. *	6,548	265,718
Signet Jewelers Ltd.	17,080	273,963
Sleep Number Corp. *	10,441	502,421
Sonic Automotive, Inc., Class A	7,037	226,802
Sportsman's Warehouse Holdings, Inc. *	10,300	70,143
Stamps.com, Inc. *	5,751	485,557
Stitch Fix, Inc., Class A *	7,900	180,594
Tailored Brands, Inc. (a)	15,557	72,184
Target Corp.	172,686	18,461,860
The Buckle, Inc.	7,969	166,711
The Cato Corp., Class A	7,100	124,179
The Children's Place, Inc.	5,680	465,249
The Container Store Group, Inc. *	6,755	28,506
The Gap, Inc.	70,685	1,149,338
The Home Depot, Inc.	369,415	86,657,371
The Michaels Cos., Inc. *	23,490	205,068
The RealReal Inc *(a)	6,281	145,154
The Rubicon Project, Inc. *	13,000	110,500
The TJX Cos., Inc.	408,209	23,533,249
Tiffany & Co.	37,129	4,622,932
Tile Shop Holdings, Inc.	13,900	23,352
Security	Number of Shares	Value ($)
Tilly's, Inc., Class A	8,425	86,440
Tractor Supply Co.	40,833	3,879,952
Tuesday Morning Corp. *	19,035	25,888
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,700	4,593,055
Urban Outfitters, Inc. *	22,644	649,883
Waitr Holdings, Inc. *(a)	19,879	8,643
Wayfair, Inc., Class A *	21,468	1,765,314
Weyco Group, Inc.	3,066	75,638
Williams-Sonoma, Inc.	26,805	1,790,306
Winmark Corp.	768	138,240
Zumiez, Inc. *	8,343	266,225
		600,831,453

Semiconductors & Semiconductor Equipment 3.9%
ACM Research, Inc., Class A *	3,856	48,547
Adesto Technologies Corp. *	7,400	67,784
Advanced Energy Industries, Inc. *	12,244	723,620
Advanced Micro Devices, Inc. *	365,571	12,403,824
Alpha & Omega Semiconductor Ltd. *	6,543	85,452
Ambarella, Inc. *	10,609	558,352
Amkor Technology, Inc. *	33,795	420,072
Analog Devices, Inc.	125,698	13,403,178
Applied Materials, Inc.	312,984	16,982,512
Axcelis Technologies, Inc. *	11,082	212,442
AXT, Inc. *	23,470	73,226
Broadcom, Inc.	134,617	39,422,588
Brooks Automation, Inc.	23,744	1,008,408
Cabot Microelectronics Corp.	9,760	1,474,931
CEVA, Inc. *	9,239	251,486
Cirrus Logic, Inc. *	18,917	1,285,599
Cohu, Inc.	12,667	210,526
Cree, Inc. *	35,436	1,691,360
CyberOptics Corp. *	2,095	38,506
Cypress Semiconductor Corp.	124,915	2,906,772
Diodes, Inc. *	15,037	701,476
DSP Group, Inc. *	6,300	93,933
Enphase Energy, Inc. *(a)	25,967	504,539
Entegris, Inc.	47,011	2,256,528
Everspin Technologies, Inc. *	5,399	31,584
First Solar, Inc. *	25,270	1,308,733
FormFactor, Inc. *	27,482	599,932
GSI Technology, Inc. *	8,500	66,470
Ichor Holdings Ltd. *	8,793	255,964
Impinj, Inc. *	5,438	178,883
Inphi Corp. *	15,346	1,103,071
Intel Corp.	1,495,417	84,535,923
inTEST Corp. *	4,258	20,438
KLA Corp.	53,706	9,078,462
Kopin Corp. *	19,600	10,917
Kulicke & Soffa Industries, Inc.	20,470	486,060
Lam Research Corp.	48,649	13,185,825
Lattice Semiconductor Corp. *	43,433	850,853
MACOM Technology Solutions Holdings, Inc. *	16,799	382,009
Marvell Technology Group Ltd.	221,370	5,399,214
Maxim Integrated Products, Inc.	90,591	5,314,068
MaxLinear, Inc. *	20,732	393,079
Microchip Technology, Inc.	80,647	7,604,208
Micron Technology, Inc. *	373,603	17,764,823
MKS Instruments, Inc.	18,138	1,962,894
Monolithic Power Systems, Inc.	13,712	2,055,703
NeoPhotonics Corp. *	20,928	137,706
NVE Corp.	1,664	103,584
NVIDIA Corp.	205,823	41,374,540
ON Semiconductor Corp. *	136,526	2,785,130
Onto Innovation, Inc. *	15,214	489,891
PDF Solutions, Inc. *	9,699	156,736

51
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Photronics, Inc. *	20,293	239,457
Pixelworks, Inc. *	8,973	34,905
Power Integrations, Inc.	9,512	866,638
Qorvo, Inc. *	40,035	3,237,230
QUALCOMM, Inc.	410,780	33,043,143
QuickLogic Corp. *	61,286	22,167
Rambus, Inc. *	42,063	582,362
Semtech Corp. *	22,349	1,127,731
Silicon Laboratories, Inc. *	14,888	1,581,701
Skyworks Solutions, Inc.	57,501	5,236,041
SMART Global Holdings, Inc. *	3,678	109,237
SolarEdge Technologies, Inc. *	16,645	1,414,159
SunPower Corp. *	22,805	199,772
Synaptics, Inc. *	10,518	442,913
Teradyne, Inc.	56,736	3,473,378
Texas Instruments, Inc.	314,988	37,165,434
Ultra Clean Holdings, Inc. *	13,767	294,201
Universal Display Corp.	14,270	2,856,569
Veeco Instruments, Inc. *	22,345	304,786
Xilinx, Inc.	84,877	7,701,739
Xperi Corp.	19,230	390,465
		394,786,389

Software & Services 12.1%
2U, Inc. *	20,000	358,500
8x8, Inc. *	35,704	689,801
A10 Networks, Inc. *	15,072	111,985
Accenture plc, Class A	214,620	39,794,840
ACI Worldwide, Inc. *	40,243	1,263,228
Adobe, Inc. *	164,312	45,667,234
Agilysys, Inc. *	8,873	223,511
Akamai Technologies, Inc. *	56,257	4,866,231
Alarm.com Holdings, Inc. *	11,765	581,191
Alliance Data Systems Corp.	14,005	1,400,500
Altair Engineering, Inc., Class A *	13,212	487,126
Alteryx, Inc., Class A *	15,488	1,417,152
American Software, Inc., Class A	9,461	153,363
Anaplan, Inc. *	28,220	1,331,984
ANSYS, Inc. *	28,388	6,249,618
Appfolio, Inc., Class A *	4,467	434,326
Appian Corp. *	11,341	506,262
Aspen Technology, Inc. *	22,986	2,645,918
Asure Software, Inc. *	7,413	66,976
Autodesk, Inc. *	74,466	10,973,310
Automatic Data Processing, Inc.	146,522	23,770,264
Avalara, Inc. *	22,098	1,568,958
Avaya Holdings Corp. *	34,372	415,557
Benefitfocus, Inc. *	12,031	273,525
Black Knight, Inc. *	50,057	3,213,659
Blackbaud, Inc.	17,002	1,427,318
Blackline, Inc. *	13,693	640,011
Booz Allen Hamilton Holding Corp.	47,050	3,310,909
Bottomline Technologies (de), Inc. *	13,177	539,598
Box, Inc., Class A *	46,681	789,843
Brightcove, Inc. *	15,409	146,540
Broadridge Financial Solutions, Inc.	38,342	4,801,185
CACI International, Inc., Class A *	8,354	1,869,208
Cadence Design Systems, Inc. *	93,754	6,126,824
Carbonite, Inc. *	9,694	166,446
Cardtronics plc, Class A *	12,687	434,657
Cass Information Systems, Inc.	3,769	216,001
CDK Global, Inc.	42,540	2,149,972
Cerence, Inc. *	11,892	184,326
Ceridian HCM Holding, Inc. *	30,122	1,453,387
ChannelAdvisor Corp. *	6,900	64,929
Cision Ltd. *	37,691	379,548
Citrix Systems, Inc.	41,202	4,485,250
Security	Number of Shares	Value ($)
Cloudera, Inc. *	84,232	714,287
Cognizant Technology Solutions Corp., Class A	186,730	11,379,326
CommVault Systems, Inc. *	13,742	682,565
Conduent, Inc. *	60,525	374,045
CoreLogic, Inc. *	27,679	1,120,723
Cornerstone OnDemand, Inc. *	18,618	1,090,456
Coupa Software, Inc. *	20,649	2,839,031
Crowdstrike Holdings, Inc. *(a)	7,185	358,603
CSG Systems International, Inc.	10,871	626,604
Digimarc Corp. *	4,511	160,592
Digital Turbine, Inc. *	18,000	125,820
DocuSign, Inc. *	41,517	2,748,010
Domo, Inc., Class B *	8,618	138,577
Dropbox, Inc., Class A *	72,513	1,437,208
DXC Technology Co.	90,081	2,492,541
Dynatrace, Inc. *	12,759	258,115
Ebix, Inc.	6,724	286,644
eGain Corp. *	7,634	57,446
Elastic N.V. *	10,561	760,498
Endurance International Group Holdings, Inc. *	22,190	86,985
Envestnet, Inc. *	18,797	1,174,625
EPAM Systems, Inc. *	18,312	3,222,180
Euronet Worldwide, Inc. *	18,246	2,555,717
Everbridge, Inc. *	11,385	791,371
EVERTEC, Inc.	19,361	592,253
Evo Payments, Inc., Class A *	11,170	317,563
ExlService Holdings, Inc. *	11,709	815,298
Fair Isaac Corp. *	9,776	2,972,295
Fastly, Inc. *(a)	4,824	96,576
Fidelity National Information Services, Inc.	207,566	27,348,896
Finjan Holdings, Inc. *	6,437	12,359
FireEye, Inc. *	74,806	1,184,927
Fiserv, Inc. *	192,389	20,420,168
Five9, Inc. *	20,826	1,156,051
FleetCor Technologies, Inc. *	29,519	8,685,080
ForeScout Technologies, Inc. *	13,060	401,726
Fortinet, Inc. *	47,785	3,897,345
Gartner, Inc. *	30,835	4,751,057
Genpact Ltd.	51,414	2,013,886
Global Payments, Inc.	101,953	17,248,409
GlobalSCAPE, Inc.	3,901	37,840
GoDaddy, Inc., Class A *	60,534	3,936,526
GreenSky, Inc., Class A *(a)	12,400	94,860
GTT Communications, Inc. *(a)	11,441	86,151
GTY Technology Holdings, Inc. *	16,630	86,642
Guidewire Software, Inc. *	27,443	3,093,924
HubSpot, Inc. *	13,589	2,107,654
I3 Verticals, Inc., Class A *	5,840	119,428
Information Services Group, Inc. *	16,112	34,802
Instructure, Inc. *	12,310	575,246
Intelligent Systems Corp. *(a)	2,218	100,187
Internap Corp. *(a)	9,578	22,796
International Business Machines Corp.	298,866	39,967,350
International Money Express, Inc. *	6,533	100,086
Intuit, Inc.	87,647	22,569,102
j2 Global, Inc.	15,865	1,506,540
Jack Henry & Associates, Inc.	26,018	3,683,108
KBR, Inc.	46,622	1,312,876
Leidos Holdings, Inc.	45,067	3,886,127
Limelight Networks, Inc. *	37,860	159,769
LivePerson, Inc. *	20,467	840,170
LiveRamp Holdings, Inc. *	23,402	914,784
LogMeIn, Inc.	16,384	1,076,101
Manhattan Associates, Inc. *	21,857	1,638,182
ManTech International Corp., Class A	8,531	675,485

52
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Mastercard, Inc., Class A	301,186	83,371,297
MAXIMUS, Inc.	21,433	1,644,768
Medallia, Inc. *	5,812	169,013
Microsoft Corp.	2,577,886	369,591,516
MicroStrategy, Inc., Class A *	2,864	438,908
Mitek Systems, Inc. *	10,165	97,991
MobileIron, Inc. *	31,619	197,935
Model N, Inc. *	7,661	228,221
MoneyGram International, Inc. *(a)	19,116	75,699
MongoDB, Inc. *	11,655	1,489,159
NetSol Technologies, Inc. *	5,701	29,702
New Relic, Inc. *	18,228	1,167,686
NIC, Inc.	21,419	503,775
Nuance Communications, Inc. *	95,139	1,552,668
Nutanix, Inc., Class A *	49,603	1,449,400
Okta, Inc. *	35,704	3,894,235
OneSpan, Inc. *	9,000	168,390
Oracle Corp.	743,579	40,517,620
Pagerduty, Inc. *	3,384	77,798
Palo Alto Networks, Inc. *	32,579	7,408,139
Park City Group, Inc. *(a)	5,812	31,675
Paychex, Inc.	108,293	9,057,627
Paycom Software, Inc. *	16,442	3,477,976
Paylocity Holding Corp. *	12,076	1,238,998
PayPal Holdings, Inc. *	397,921	41,423,576
Paysign, Inc. *(a)	12,225	131,786
Pegasystems, Inc.	13,316	1,001,496
Perficient, Inc. *	10,300	403,760
Perspecta, Inc.	47,635	1,264,233
PFSweb, Inc. *	7,732	24,124
Pivotal Software, Inc., Class A *	25,842	386,855
Pluralsight, Inc., Class A *	28,161	509,151
Presidio, Inc.	14,732	244,551
PRGX Global, Inc. *	6,500	32,500
Progress Software Corp.	15,976	637,123
Proofpoint, Inc. *	18,969	2,188,454
PROS Holdings, Inc. *	12,461	638,502
PTC, Inc. *	36,344	2,431,777
Q2 Holdings, Inc. *	14,102	1,008,152
QAD, Inc., Class A	3,753	174,439
Qualys, Inc. *	11,618	991,364
Rapid7, Inc. *	14,555	729,060
RealNetworks, Inc. *	13,613	22,053
RealPage, Inc. *	27,075	1,639,391
Repay Holdings Corp. *	11,120	149,342
RingCentral, Inc., Class A *	24,909	4,023,302
Sabre Corp.	94,261	2,213,248
SailPoint Technologies Holding, Inc. *	29,216	565,622
salesforce.com, Inc. *	296,646	46,422,133
Science Applications International Corp.	17,418	1,439,075
SecureWorks Corp., Class A *	2,900	35,264
ServiceNow, Inc. *	63,386	15,672,822
ServiceSource International, Inc. *	26,733	33,416
SharpSpring, Inc. *	3,003	30,601
ShotSpotter, Inc. *	2,300	46,460
Slack Technologies, Inc. Class A *(a)	14,367	316,074
Smartsheet, Inc., Class A *	28,529	1,124,043
SolarWinds Corp. *	23,132	438,351
Splunk, Inc. *	51,567	6,185,977
SPS Commerce, Inc. *	11,316	597,145
Square, Inc., Class A *	116,702	7,169,004
SS&C Technologies Holdings, Inc.	73,755	3,835,998
StarTek, Inc. *	5,834	37,921
Steel Connect, Inc. *	18,290	28,532
SVMK, Inc. *	30,524	561,642
Switch, Inc., Class A	16,791	248,003
Sykes Enterprises, Inc. *	12,854	397,124
Symantec Corp.	190,564	4,360,104
Security	Number of Shares	Value ($)
Synchronoss Technologies, Inc. *	15,860	95,160
Synopsys, Inc. *	50,430	6,845,872
Telaria, Inc. *	8,914	67,479
Telenav, Inc. *	9,800	46,158
Tenable Holdings, Inc. *	14,600	367,920
Teradata Corp. *	39,683	1,187,712
The Hackett Group, Inc.	8,738	147,760
The Trade Desk, Inc., Class A *	13,042	2,618,834
The Western Union Co.	143,151	3,587,364
TiVo Corp.	38,279	311,591
TTEC Holdings, Inc.	4,849	229,697
Twilio, Inc., Class A *	40,639	3,924,102
Tyler Technologies, Inc. *	13,031	3,499,084
Unisys Corp. *	15,300	156,978
Upland Software, Inc. *	6,900	258,612
Varonis Systems, Inc. *	9,890	707,630
Verint Systems, Inc. *	22,552	1,023,635
VeriSign, Inc. *	34,798	6,612,316
Verra Mobility Corp. *	41,043	588,967
VirnetX Holding Corp. *(a)	14,945	87,428
Virtusa Corp. *	9,272	345,660
Visa, Inc., Class A	582,652	104,213,137
VMware, Inc., Class A	26,336	4,168,199
WEX, Inc. *	14,750	2,790,405
Workday, Inc., Class A *	54,434	8,827,017
Workiva, Inc. *	11,965	498,582
Yext, Inc. *	32,885	541,287
Zendesk, Inc. *	36,756	2,596,811
Zix Corp. *	17,000	112,370
Zoom Video Communications, Inc. *	7,996	558,840
Zscaler, Inc. *	21,610	950,408
Zuora, Inc., Class A *	24,237	345,377
		1,231,678,703

Technology Hardware & Equipment 5.7%
3D Systems Corp. *	36,503	346,413
Acacia Communications, Inc. *	12,609	827,907
ADTRAN, Inc.	15,268	134,511
Airgain, Inc. *	3,401	38,669
Akoustis Technologies, Inc. *(a)	7,703	62,934
Amphenol Corp., Class A	100,402	10,073,333
Anixter International, Inc. *	10,581	875,578
Apple, Inc.	1,434,285	356,792,737
Applied Optoelectronics, Inc. *(a)	6,000	56,160
Arista Networks, Inc. *	18,220	4,456,065
Arlo Technologies, Inc. *	21,716	74,052
Arrow Electronics, Inc. *	28,196	2,235,379
AstroNova, Inc.	1,900	30,134
Avid Technology, Inc. *	9,400	63,497
Avnet, Inc.	34,085	1,348,403
AVX Corp.	14,751	225,985
Badger Meter, Inc.	10,799	624,182
Bel Fuse, Inc., Class B	3,500	51,485
Belden, Inc.	12,455	638,692
Benchmark Electronics, Inc.	13,708	464,701
CalAmp Corp. *	9,892	110,988
Calix, Inc. *	12,108	92,626
Casa Systems, Inc. *	8,800	59,136
CDW Corp.	48,610	6,217,705
Ciena Corp. *	51,896	1,926,380
Cisco Systems, Inc.	1,435,213	68,186,970
Clearfield, Inc. *	3,291	40,578
Cognex Corp.	58,857	3,030,547
Coherent, Inc. *	8,069	1,201,635
CommScope Holding Co., Inc. *	65,675	735,560
Comtech Telecommunications Corp.	8,949	312,768
Corning, Inc.	263,434	7,805,549

53
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
CTS Corp.	10,207	272,323
Daktronics, Inc.	14,170	97,206
DASAN Zhone Solutions, Inc. *	4,470	33,681
Dell Technologies, Inc., Class C *	51,591	2,728,648
Diebold Nixdorf, Inc. *	28,307	198,149
Digi International, Inc. *	9,100	131,222
Dolby Laboratories, Inc., Class A	21,771	1,400,528
Eastman Kodak Co. *	13,330	35,591
EchoStar Corp., Class A *	15,098	588,822
EMCORE Corp. *	11,147	33,107
ePlus, Inc. *	5,276	412,214
Extreme Networks, Inc. *	36,200	233,128
F5 Networks, Inc. *	20,959	3,019,773
Fabrinet *	12,888	724,692
FARO Technologies, Inc. *	6,085	290,133
Fitbit, Inc., Class A *	84,474	522,049
FLIR Systems, Inc.	45,312	2,336,287
Genasys, Inc. *	16,638	56,569
Harmonic, Inc. *	28,370	220,719
Hewlett Packard Enterprise Co.	438,261	7,191,863
HP, Inc.	500,259	8,689,499
Identiv, Inc. *	8,288	40,445
II-VI, Inc. *	29,479	977,229
Immersion Corp. *	10,166	83,565
Infinera Corp. *	49,462	276,493
Inseego Corp. *(a)	13,900	79,647
Insight Enterprises, Inc. *	11,782	723,179
InterDigital, Inc.	11,287	605,322
Intevac, Inc. *	6,954	40,194
IPG Photonics Corp. *	11,818	1,586,921
Iteris, Inc. *	7,250	38,860
Itron, Inc. *	12,104	923,051
Jabil, Inc.	46,334	1,706,018
Juniper Networks, Inc.	115,864	2,875,744
KEMET Corp.	20,294	441,192
Keysight Technologies, Inc. *	64,225	6,480,945
Kimball Electronics, Inc. *	11,150	165,689
Knowles Corp. *	30,607	660,499
KVH Industries, Inc. *	5,000	51,100
Littelfuse, Inc.	8,379	1,471,101
Lumentum Holdings, Inc. *	25,685	1,609,422
Luna Innovations, Inc. *	11,699	70,545
Methode Electronics, Inc.	11,479	394,878
MicroVision, Inc. *	37,436	27,856
Motorola Solutions, Inc.	56,385	9,377,953
MTS Systems Corp.	5,904	333,458
Napco Security Technologies, Inc. *	3,300	100,188
National Instruments Corp.	40,292	1,667,686
NCR Corp. *	45,182	1,319,766
NetApp, Inc.	79,582	4,447,042
NETGEAR, Inc. *	11,902	323,377
NetScout Systems, Inc. *	21,875	529,812
nLight, Inc. *	12,303	164,368
Novanta, Inc. *	12,175	1,084,184
OSI Systems, Inc. *	5,852	580,752
PAR Technology Corp. *(a)	3,100	77,686
PC Connection, Inc.	4,382	214,017
PC-Tel, Inc. *	9,339	66,774
Plantronics, Inc.	11,458	451,674
Plexus Corp. *	10,389	768,163
Powerfleet, Inc. *	7,153	42,346
Pure Storage, Inc., Class A *	75,085	1,461,154
Ribbon Communications, Inc. *	15,542	66,675
Richardson Electronics Ltd.	6,205	35,803
Rogers Corp. *	6,188	838,350
Sanmina Corp. *	22,139	680,331
ScanSource, Inc. *	9,015	291,185
Seagate Technology plc	80,526	4,672,924
Security	Number of Shares	Value ($)
SYNNEX Corp.	13,580	1,598,909
TE Connectivity Ltd.	113,329	10,142,945
Tech Data Corp. *	12,810	1,556,415
TESSCO Technologies, Inc.	1,269	16,865
TransAct Technologies, Inc.	5,070	62,665
Trimble, Inc. *	84,819	3,379,189
TTM Technologies, Inc. *	37,069	434,078
Ubiquiti, Inc. (a)	4,398	556,743
ViaSat, Inc. *	19,196	1,321,453
Viavi Solutions, Inc. *	80,514	1,285,003
Vishay Intertechnology, Inc.	42,924	864,919
Vishay Precision Group, Inc. *	4,093	139,367
Western Digital Corp.	99,689	5,148,937
Xerox Holdings Corp.	65,416	2,219,565
Zebra Technologies Corp., Class A *	18,152	4,317,816
		582,327,894

Telecommunication Services 2.0%
Alaska Communications Systems Group, Inc. *	26,271	43,084
Anterix, Inc. *	5,831	236,505
AT&T, Inc.	2,466,696	94,943,129
ATN International, Inc.	3,277	194,097
Bandwidth, Inc., Class A *	5,234	293,889
Boingo Wireless, Inc. *	12,610	119,417
CenturyLink, Inc.	331,707	4,292,289
Cincinnati Bell, Inc. *	14,894	76,108
Cogent Communications Holdings, Inc.	14,646	858,841
Consolidated Communications Holdings, Inc.	30,887	123,548
Frontier Communications Corp. *(a)	31,111	28,311
GCI Liberty, Inc., Class A *	32,047	2,242,649
Globalstar, Inc. *	173,777	66,383
Gogo, Inc. *(a)	16,000	98,400
IDT Corp., Class B *	6,600	44,946
Iridium Communications, Inc. *	33,235	813,260
NII Holdings, Inc. *	28,127	53,160
Ooma, Inc. *	5,385	61,120
ORBCOMM, Inc. *	28,696	115,071
Pareteum Corp. *	56,410	20,872
Shenandoah Telecommunications Co.	17,629	566,949
Spok Holdings, Inc.	5,240	62,356
Sprint Corp. *	212,955	1,322,450
T-Mobile US, Inc. *	107,374	8,875,535
Telephone & Data Systems, Inc.	31,867	831,410
United States Cellular Corp. *	5,400	200,988
Verizon Communications, Inc.	1,395,897	84,409,892
Vonage Holdings Corp. *	76,936	751,665
Zayo Group Holdings, Inc. *	78,710	2,687,159
		204,433,483

Transportation 1.9%
Air Transport Services Group, Inc. *	21,611	451,886
Alaska Air Group, Inc.	41,780	2,900,785
Allegiant Travel Co.	4,527	757,503
AMERCO	2,676	1,083,887
American Airlines Group, Inc.	134,829	4,052,960
ArcBest Corp.	9,560	276,188
Atlas Air Worldwide Holdings, Inc. *	7,665	168,093
Avis Budget Group, Inc. *	20,631	612,947
C.H. Robinson Worldwide, Inc.	45,379	3,432,468
Covenant Transportation Group, Inc., Class A *	3,000	46,110
CSX Corp.	269,532	18,940,014
Daseke, Inc. *	20,197	54,330
Delta Air Lines, Inc.	196,124	10,802,510

54
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Eagle Bulk Shipping, Inc. *	21,200	92,008
Echo Global Logistics, Inc. *	10,195	202,982
Expeditors International of Washington, Inc.	56,932	4,152,620
FedEx Corp.	81,272	12,406,984
Forward Air Corp.	9,608	664,585
Genco Shipping & Trading Ltd. *	3,574	35,311
Genesee & Wyoming, Inc., Class A *	19,285	2,141,214
Hawaiian Holdings, Inc.	15,015	429,579
Heartland Express, Inc.	14,643	306,039
Hertz Global Holdings, Inc. *	33,097	447,141
Hub Group, Inc., Class A *	10,614	486,121
JB Hunt Transport Services, Inc.	28,578	3,359,630
JetBlue Airways Corp. *	99,628	1,922,820
Kansas City Southern	33,878	4,769,345
Kirby Corp. *	20,313	1,607,977
Knight-Swift Transportation Holdings, Inc.	41,398	1,509,371
Landstar System, Inc.	13,558	1,534,088
Lyft, Inc., Class A *	67,366	2,791,647
Macquarie Infrastructure Corp.	25,201	1,087,171
Marten Transport Ltd.	12,211	264,490
Matson, Inc.	14,354	548,036
Mesa Air Group, Inc. *	13,374	101,910
Norfolk Southern Corp.	88,734	16,149,588
Old Dominion Freight Line, Inc.	21,502	3,915,084
P.A.M. Transportation Services, Inc. *	907	51,971
Radiant Logistics, Inc. *	10,193	54,940
Ryder System, Inc.	18,502	899,752
Saia, Inc. *	9,047	806,992
Schneider National, Inc., Class B	15,816	361,712
SkyWest, Inc.	17,068	1,016,399
Southwest Airlines Co.	163,083	9,153,849
Spirit Airlines, Inc. *	23,183	870,754
Uber Technologies, Inc. *(a)	70,037	2,206,166
Union Pacific Corp.	237,733	39,335,302
United Airlines Holdings, Inc. *	74,854	6,799,737
United Parcel Service, Inc., Class B	235,424	27,113,782
Universal Logistics Holdings, Inc.	3,300	62,222
Werner Enterprises, Inc.	16,196	591,154
XPO Logistics, Inc. *	30,886	2,359,690
YRC Worldwide, Inc. *	8,600	28,810
		196,218,654

Utilities 3.4%
AES Corp.	223,312	3,807,470
ALLETE, Inc.	17,202	1,480,404
Alliant Energy Corp.	79,498	4,240,423
Ameren Corp.	82,508	6,410,872
American Electric Power Co., Inc.	166,461	15,712,254
American States Water Co.	11,892	1,131,286
American Water Works Co., Inc.	61,028	7,522,922
Aqua America, Inc.	73,640	3,338,101
AquaVenture Holdings Ltd. *	6,516	127,844
Artesian Resources Corp., Class A	3,837	142,353
Atmos Energy Corp.	39,480	4,440,710
Avangrid, Inc.	19,861	994,043
Avista Corp.	21,423	1,028,947
Black Hills Corp.	20,739	1,634,855
Cadiz, Inc. *(a)	6,356	75,255
California Water Service Group	17,255	965,762
CenterPoint Energy, Inc.	172,971	5,028,267
Chesapeake Utilities Corp.	5,602	531,070
Clearway Energy, Inc., Class A	11,000	188,870
Clearway Energy, Inc., Class C	26,372	478,124
CMS Energy Corp.	96,018	6,137,471
Consolidated Edison, Inc.	112,227	10,349,574
Security	Number of Shares	Value ($)
Dominion Energy, Inc.	277,403	22,899,618
DTE Energy Co.	61,802	7,868,631
Duke Energy Corp.	244,969	23,090,778
Edison International	121,377	7,634,613
El Paso Electric Co.	13,777	919,064
Entergy Corp.	67,644	8,217,393
Evergy, Inc.	78,327	5,005,879
Eversource Energy	109,187	9,143,319
Exelon Corp.	327,648	14,904,708
FirstEnergy Corp.	180,234	8,708,907
Genie Energy Ltd., Class B	5,585	41,608
Global Water Resources, Inc.	4,694	57,501
Hawaiian Electric Industries, Inc.	35,748	1,614,022
IDACORP, Inc.	17,160	1,846,759
MDU Resources Group, Inc.	66,666	1,925,981
MGE Energy, Inc.	11,963	921,630
Middlesex Water Co.	5,342	359,249
National Fuel Gas Co.	31,306	1,418,475
New Jersey Resources Corp.	30,820	1,343,752
NextEra Energy, Inc.	164,620	39,235,531
NiSource, Inc.	125,685	3,524,207
Northwest Natural Holding Co.	9,868	684,444
NorthWestern Corp.	17,760	1,287,955
NRG Energy, Inc.	84,710	3,398,565
OGE Energy Corp.	69,429	2,989,613
ONE Gas, Inc.	17,642	1,637,883
Ormat Technologies, Inc.	17,239	1,319,818
Otter Tail Corp.	15,277	865,900
Pattern Energy Group, Inc., Class A	32,644	915,011
Pinnacle West Capital Corp.	38,076	3,583,713
PNM Resources, Inc.	27,818	1,450,709
Portland General Electric Co.	30,909	1,758,104
PPL Corp.	244,724	8,195,807
Public Service Enterprise Group, Inc.	170,852	10,816,640
Pure Cycle Corp. *	8,000	89,440
RGC Resources, Inc.	2,000	58,340
Sempra Energy	92,424	13,356,192
SJW Group.	8,905	644,277
South Jersey Industries, Inc.	29,866	960,491
Southwest Gas Holdings, Inc.	18,141	1,583,709
Spark Energy, Inc., Class A	5,059	48,415
Spire, Inc.	17,363	1,459,534
TerraForm Power, Inc., Class A	27,688	470,142
The Southern Co.	351,492	22,024,489
The York Water Co.	4,611	203,068
UGI Corp.	69,914	3,332,800
Unitil Corp.	4,900	305,123
Vistra Energy Corp.	153,568	4,150,943
WEC Energy Group, Inc.	107,197	10,119,397
Xcel Energy, Inc.	176,181	11,189,255
		345,348,279
Total Common Stock
(Cost $6,088,103,852)		10,192,630,587

Rights 0.0% of net assets

Automobiles & Components 0.0%
Thestreet.Com, Inc. CVR *(c)	2,023	—

Materials 0.0%
A. Schulman, Inc. CVR *(c)	8,178	3,541

Media & Entertainment 0.0%
Media General, Inc. CVR *(c)	18,400	1,566

55
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(c)	8,309	1,495
Elanco Animal Health, Inc. CVR *(c)	16,000	97
FRD Acquisition Co. CVR *(c)	8,700	—
		1,592
Total Rights
(Cost $5,439)		6,699

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.75% (d)	20,636,112	20,636,112
Total Other Investment Company
(Cost $20,636,112)		20,636,112
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Sumitomo Mitsui Trust Bank, Limited.
U.S. Dollar
1.18%, 11/01/19 (e)	56,245,967	56,245,967
Total Short-Term Investment
(Cost $56,245,967)		56,245,967

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 12/20/19	51	3,986,670	(15,973)
S&P 500 Index, e-mini, expires 12/20/19	149	22,616,710	(64)
Net Unrealized Depreciation			(16,037)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,526,339.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
56
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.3%
Aptiv plc	195	17,463
Tesla, Inc. *	1,622	510,800
		528,263

Banks 0.1%
CIT Group, Inc.	83	3,560
Comerica, Inc.	100	6,542
First Republic Bank	351	37,332
LendingTree, Inc. *	87	31,307
Prosperity Bancshares, Inc.	115	7,937
Signature Bank	312	36,916
SVB Financial Group *	44	9,745
Synovus Financial Corp.	118	3,997
Western Alliance Bancorp	142	7,005
		144,341

Capital Goods 6.2%
3M Co.	4,943	815,546
A.O. Smith Corp.	240	11,923
Acuity Brands, Inc.	115	14,351
Air Lease Corp.	78	3,430
Allegion plc	815	94,573
Allison Transmission Holdings, Inc.	1,279	55,777
AMETEK, Inc.	2,088	191,365
Armstrong World Industries, Inc.	566	52,938
BWX Technologies, Inc.	823	47,816
Carlisle Cos., Inc.	560	85,271
Caterpillar, Inc.	493	67,935
Deere & Co.	407	70,875
Donaldson Co., Inc.	1,476	77,844
Dover Corp.	732	76,047
Emerson Electric Co.	605	42,441
Fastenal Co.	5,951	213,879
Flowserve Corp.	328	16,020
Fortive Corp.	772	53,268
Fortune Brands Home & Security, Inc.	526	31,586
General Dynamics Corp.	194	34,299
Graco, Inc.	1,899	85,835
HEICO Corp.	448	55,256
HEICO Corp., Class A	874	83,266
Hexcel Corp.	908	67,755
Honeywell International, Inc.	4,051	699,729
Hubbell, Inc.	340	48,178
Huntington Ingalls Industries, Inc.	372	83,946
IDEX Corp.	436	67,811
Illinois Tool Works, Inc.	3,745	631,332
Ingersoll-Rand plc	2,612	331,437
L3Harris Technologies, Inc.	1,285	265,108
Lennox International, Inc.	368	91,029
Lincoln Electric Holdings, Inc.	647	57,952
Lockheed Martin Corp.	2,852	1,074,291
Nordson Corp.	598	93,772
Northrop Grumman Corp.	1,826	643,629
Security	Number of Shares	Value ($)
Quanta Services, Inc.	375	15,769
Raytheon Co.	2,001	424,632
Rockwell Automation, Inc.	1,347	231,671
Roper Technologies, Inc.	180	60,653
Sensata Technologies Holding plc *	784	40,133
Spirit AeroSystems Holdings, Inc., Class A	1,064	87,056
The Boeing Co.	6,110	2,076,850
The Middleby Corp. *	641	77,529
The Toro Co.	1,217	93,867
TransDigm Group, Inc.	462	243,141
United Rentals, Inc. *	633	84,550
W.W. Grainger, Inc.	506	156,273
WABCO Holdings, Inc. *	498	67,041
Wabtec Corp.	567	39,333
Woodward, Inc.	522	55,677
Xylem, Inc.	2,066	158,442
		10,350,127

Commercial & Professional Services 1.3%
Cintas Corp.	965	259,267
Copart, Inc. *	2,273	187,841
CoStar Group, Inc. *	415	228,051
Equifax, Inc.	1,176	160,771
IAA, Inc. *	1,416	54,020
IHS Markit Ltd. *	2,867	200,747
KAR Auction Services, Inc.	1,384	34,406
Nielsen Holdings plc	504	10,161
Republic Services, Inc.	147	12,864
Robert Half International, Inc.	1,343	76,914
Rollins, Inc.	1,635	62,310
TransUnion	2,158	178,294
Verisk Analytics, Inc.	1,845	266,971
Waste Management, Inc.	3,831	429,876
		2,162,493

Consumer Durables & Apparel 1.5%
Capri Holdings Ltd. *	669	20,786
Carter's, Inc.	227	22,754
Columbia Sportswear Co.	221	19,989
Hanesbrands, Inc.	3,241	49,296
Hasbro, Inc.	1,337	130,103
Lennar Corp., B Shares	80	3,762
Lennar Corp., Class A	1,325	78,970
lululemon Athletica, Inc. *	1,362	278,216
Mattel, Inc. *	2,765	33,014
NIKE, Inc., Class B	14,245	1,275,640
NVR, Inc. *	37	134,554
Polaris, Inc.	597	58,894
Skechers U.S.A., Inc., Class A *	548	20,479
Tempur Sealy International, Inc. *	522	47,476
Under Armour, Inc., Class A *	1,411	29,137
Under Armour, Inc., Class C *	1,444	26,714
VF Corp.	3,543	291,553
		2,521,337

57
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Consumer Services 2.3%
Bright Horizons Family Solutions, Inc. *	659	97,875
Chipotle Mexican Grill, Inc. *	295	229,557
Choice Hotels International, Inc.	171	15,130
Darden Restaurants, Inc.	1,420	159,423
Domino's Pizza, Inc.	469	127,390
Dunkin' Brands Group, Inc.	885	69,579
Grand Canyon Education, Inc. *	47	4,322
H&R Block, Inc.	393	9,821
Hilton Grand Vacations, Inc. *	126	4,376
Hilton Worldwide Holdings, Inc.	3,266	316,671
Las Vegas Sands Corp.	1,893	117,063
Marriott International, Inc., Class A	3,170	401,164
McDonald's Corp.	1,426	280,494
MGM Resorts International	500	14,250
Norwegian Cruise Line Holdings Ltd. *	525	26,649
Planet Fitness, Inc., Class A *	963	61,305
Service Corp. International	724	32,928
ServiceMaster Global Holdings, Inc. *	244	9,853
Six Flags Entertainment Corp.	77	3,249
Starbucks Corp.	13,813	1,168,027
The Wendy's Co.	2,095	44,372
Vail Resorts, Inc.	411	95,504
Wyndham Hotels & Resorts, Inc.	329	17,756
Wynn Resorts Ltd.	939	113,938
Yum China Holdings, Inc.	3,376	143,480
Yum! Brands, Inc.	3,137	319,064
		3,883,240

Diversified Financials 2.1%
American Express Co.	4,406	516,736
Ameriprise Financial, Inc.	216	32,592
Cboe Global Markets, Inc.	310	35,696
Credit Acceptance Corp. *	108	47,283
Discover Financial Services	1,287	103,295
E*TRADE Financial Corp.	511	21,355
Evercore, Inc., Class A	160	11,782
FactSet Research Systems, Inc.	431	109,267
Interactive Brokers Group, Inc., Class A	228	10,846
Intercontinental Exchange, Inc.	2,547	240,233
Lazard Ltd., Class A	438	16,351
LPL Financial Holdings, Inc.	952	76,960
MarketAxess Holdings, Inc.	426	157,019
Moody's Corp.	1,896	418,428
Morningstar, Inc.	223	36,090
MSCI, Inc.	952	223,301
Raymond James Financial, Inc.	333	27,802
S&P Global, Inc.	2,839	732,434
SEI Investments Co.	718	43,023
Synchrony Financial	2,075	73,393
T. Rowe Price Group, Inc.	769	89,050
TD Ameritrade Holding Corp.	2,734	104,931
The Charles Schwab Corp. (a)	8,073	328,652
Virtu Financial, Inc., Class A	249	4,223
Voya Financial, Inc.	107	5,774
		3,466,516

Energy 0.3%
Cabot Oil & Gas Corp.	3,018	56,255
Cheniere Energy, Inc. *	1,538	94,664
Diamondback Energy, Inc.	392	33,618
Equitrans Midstream Corp.	206	2,867
ONEOK, Inc.	1,500	104,745
Security	Number of Shares	Value ($)
Parsley Energy, Inc., Class A	1,748	27,636
Pioneer Natural Resources Co.	828	101,861
		421,646

Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	102	17,423
Costco Wholesale Corp.	5,072	1,506,942
Grocery Outlet Holding Corp. *	84	2,680
Sprouts Farmers Market, Inc. *	625	12,131
Sysco Corp.	5,498	439,125
		1,978,301

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	10,541	472,131
Brown-Forman Corp., Class A	491	30,516
Brown-Forman Corp., Class B	1,842	120,688
Campbell Soup Co.	1,078	49,922
Kellogg Co.	1,084	68,867
Lamb Weston Holdings, Inc.	446	34,806
McCormick & Co., Inc. - Non Voting Shares	918	147,513
Monster Beverage Corp. *	4,461	250,396
PepsiCo, Inc.	13,582	1,863,043
Pilgrim's Pride Corp. *	248	7,529
Post Holdings, Inc. *	330	33,957
The Coca-Cola Co.	30,183	1,642,861
The Hershey Co.	1,452	213,255
TreeHouse Foods, Inc. *	110	5,942
		4,941,426

Health Care Equipment & Services 6.4%
Abbott Laboratories	8,612	720,049
ABIOMED, Inc. *	509	105,658
Align Technology, Inc. *	911	229,836
AmerisourceBergen Corp.	1,753	149,671
Anthem, Inc.	865	232,754
Baxter International, Inc.	2,626	201,414
Becton, Dickinson & Co.	266	68,096
Boston Scientific Corp. *	16,030	668,451
Cantel Medical Corp.	231	16,838
Centene Corp. *	3,934	208,817
Cerner Corp.	3,659	245,592
Change Healthcare, Inc. *	282	3,728
Chemed Corp.	180	70,904
Cigna Corp. *	1,312	234,140
Danaher Corp.	390	53,750
DexCom, Inc. *	1,045	161,181
Edwards Lifesciences Corp. *	2,395	570,920
Encompass Health Corp.	561	35,915
Guardant Health, Inc. *	413	28,703
HCA Healthcare, Inc.	1,864	248,919
Henry Schein, Inc. *	211	13,205
Hill-Rom Holdings, Inc.	404	42,295
Hologic, Inc. *	2,451	118,408
Humana, Inc.	666	195,937
ICU Medical, Inc. *	68	10,989
IDEXX Laboratories, Inc. *	980	279,310
Insulet Corp. *	683	99,254
Intuitive Surgical, Inc. *	1,323	731,553
Laboratory Corp. of America Holdings *	67	11,040
Masimo Corp. *	543	79,164
McKesson Corp.	239	31,787
Molina Healthcare, Inc. *	558	65,643
Penumbra, Inc. *	363	56,617
ResMed, Inc.	1,640	242,589
Steris plc	55	7,786

58
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Stryker Corp.	3,959	856,213
Teleflex, Inc.	533	185,170
The Cooper Cos., Inc.	74	21,534
UnitedHealth Group, Inc.	10,913	2,757,715
Varian Medical Systems, Inc. *	1,043	126,005
Veeva Systems, Inc., Class A *	1,489	211,185
WellCare Health Plans, Inc. *	524	155,418
West Pharmaceutical Services, Inc.	635	91,338
		10,645,491

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	2,839	198,560
Herbalife Nutrition Ltd. *	182	8,130
The Clorox Co.	1,180	174,274
The Estee Lauder Cos., Inc., Class A	2,479	461,763
The Procter & Gamble Co.	1,651	205,566
		1,048,293

Insurance 0.9%
Alleghany Corp. *	17	13,231
Aon plc	2,700	521,532
Arch Capital Group Ltd. *	579	24,179
Arthur J. Gallagher & Co.	457	41,688
Athene Holding Ltd., Class A *	694	30,085
Axis Capital Holdings Ltd.	88	5,230
Brown & Brown, Inc.	174	6,556
Erie Indemnity Co., Class A	192	35,380
Everest Re Group Ltd.	138	35,478
Kemper Corp.	132	9,488
Markel Corp. *	13	15,223
Marsh & McLennan Cos., Inc.	5,137	532,296
Primerica, Inc.	339	42,775
RenaissanceRe Holdings Ltd.	188	35,190
The Progressive Corp.	2,199	153,270
The Travelers Cos., Inc.	488	63,957
		1,565,558

Materials 1.4%
Air Products & Chemicals, Inc.	361	76,987
AptarGroup, Inc.	291	34,382
Avery Dennison Corp.	906	115,841
Axalta Coating Systems Ltd. *	725	21,380
Ball Corp.	3,799	265,816
Berry Global Group, Inc. *	604	25,072
CF Industries Holdings, Inc.	248	11,247
Crown Holdings, Inc. *	869	63,298
Eagle Materials, Inc.	392	35,805
Ecolab, Inc.	2,911	559,116
Element Solutions, Inc. *	989	10,740
Martin Marietta Materials, Inc.	222	58,144
NewMarket Corp.	72	34,955
PPG Industries, Inc.	879	109,980
Royal Gold, Inc.	245	28,283
RPM International, Inc.	243	17,600
Sealed Air Corp.	119	4,971
Southern Copper Corp.	676	24,052
The Scotts Miracle-Gro Co.	463	46,481
The Sherwin-Williams Co.	957	547,710
Vulcan Materials Co.	1,394	199,161
W.R. Grace & Co.	648	43,060
		2,334,081

Security	Number of Shares	Value ($)
Media & Entertainment 11.5%
Activision Blizzard, Inc.	465	26,054
Alphabet, Inc., Class A *	3,455	4,349,154
Alphabet, Inc., Class C *	3,507	4,419,206
Altice USA, Inc., Class A *	3,596	111,296
AMC Networks, Inc., Class A *	509	22,167
Cable One, Inc.	50	66,269
CBS Corp., Class B - Non Voting Shares	3,455	124,518
Charter Communications, Inc., Class A *	1,084	507,160
Comcast Corp., Class A	24,458	1,096,208
Electronic Arts, Inc. *	3,025	291,610
Facebook, Inc., Class A *	27,580	5,285,707
Fox Corp., Class A	379	12,143
Fox Corp., Class B *	190	5,936
IAC/InterActiveCorp *	497	112,943
Live Nation Entertainment, Inc. *	1,481	104,411
Match Group, Inc.	644	47,006
Netflix, Inc. *	4,857	1,395,950
Nexstar Media Group, Inc., Class A	405	39,402
Omnicom Group, Inc.	1,317	101,659
Roku, Inc. *	979	144,109
Sinclair Broadcast Group, Inc., Class A	649	25,856
Sirius XM Holdings, Inc.	15,728	105,692
Spotify Technology S.A. *	1,364	196,825
Take-Two Interactive Software, Inc. *	603	72,571
The Interpublic Group of Cos., Inc.	403	8,765
The Madison Square Garden Co., Class A *	24	6,406
The New York Times Co., Class A	348	10,753
TripAdvisor, Inc. *	1,115	45,046
Twitter, Inc. *	8,705	260,889
World Wrestling Entertainment, Inc., Class A	498	27,908
Zynga, Inc., Class A *	2,178	13,438
		19,037,057

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	17,074	1,358,237
Adaptive Biotechnologies Corp. *	132	3,441
Agilent Technologies, Inc.	344	26,058
Agios Pharmaceuticals, Inc. *	58	1,745
Alexion Pharmaceuticals, Inc. *	1,880	198,152
Alnylam Pharmaceuticals, Inc. *	1,022	88,648
Amgen, Inc.	6,369	1,358,189
Avantor, Inc. *	1,874	26,630
Bio-Techne Corp.	431	89,721
Biogen, Inc. *	728	217,461
BioMarin Pharmaceutical, Inc. *	2,051	150,154
Bristol-Myers Squibb Co.	7,744	444,273
Bruker Corp.	1,196	53,222
Celgene Corp. *	8,111	876,231
Charles River Laboratories International, Inc. *	555	72,139
Eli Lilly & Co.	9,929	1,131,410
Exact Sciences Corp. *	1,478	128,586
Exelixis, Inc. *	1,366	21,105
Gilead Sciences, Inc.	2,130	135,702
Horizon Therapeutics plc *	223	6,447
Illumina, Inc. *	1,694	500,611
Incyte Corp. *	2,051	172,120
Ionis Pharmaceuticals, Inc. *	1,470	81,908
IQVIA Holdings, Inc. *	888	128,245
Jazz Pharmaceuticals plc *	569	71,483
Johnson & Johnson	4,631	611,477
Merck & Co., Inc.	28,190	2,442,945
Mettler-Toledo International, Inc. *	281	198,088
Moderna, Inc. *	2,080	34,840
Nektar Therapeutics *	261	4,470
Neurocrine Biosciences, Inc. *	1,037	103,171

59
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	275	23,639
PRA Health Sciences, Inc. *	716	69,960
Regeneron Pharmaceuticals, Inc. *	195	59,725
Sage Therapeutics, Inc. *	580	78,677
Sarepta Therapeutics, Inc. *	821	68,192
Seattle Genetics, Inc. *	1,332	143,057
Thermo Fisher Scientific, Inc.	3,136	947,009
Vertex Pharmaceuticals, Inc. *	2,960	578,621
Waters Corp. *	762	161,254
Zoetis, Inc.	5,527	707,014
		13,574,057

Real Estate 2.5%
American Homes 4 Rent, Class A	1,307	34,596
American Tower Corp.	5,070	1,105,666
Americold Realty Trust	2,194	87,957
Brookfield Property REIT, Inc., Class A	828	15,649
CBRE Group, Inc., Class A *	1,426	76,362
Colony Capital, Inc.	220	1,232
CoreSite Realty Corp.	323	37,953
Crown Castle International Corp.	4,786	664,249
Equinix, Inc.	967	548,076
Equity LifeStyle Properties, Inc.	2,006	140,300
Extra Space Storage, Inc.	1,159	130,121
Iron Mountain, Inc.	364	11,939
Jones Lang LaSalle, Inc.	66	9,670
Lamar Advertising Co., Class A	975	78,010
Outfront Media, Inc.	257	6,762
Public Storage	1,295	288,604
SBA Communications Corp.	1,293	311,160
Simon Property Group, Inc.	3,145	473,889
Sun Communities, Inc.	240	39,036
The Howard Hughes Corp. *	144	16,102
UDR, Inc.	177	8,894
		4,086,227

Retailing 9.9%
Advance Auto Parts, Inc.	184	29,896
Amazon.com, Inc. *	4,774	8,481,775
AutoZone, Inc. *	282	322,715
Best Buy Co., Inc.	538	38,645
Booking Holdings, Inc. *	490	1,003,897
Burlington Stores, Inc. *	755	145,088
CarMax, Inc. *	908	84,598
Carvana Co. *	524	42,486
Dollar General Corp.	2,812	450,876
Dollar Tree, Inc. *	1,471	162,399
eBay, Inc.	9,176	323,454
Etsy, Inc. *	1,382	61,485
Expedia Group, Inc.	1,386	189,411
Five Below, Inc. *	632	79,070
Floor & Decor Holdings, Inc., Class A *	763	34,968
GrubHub, Inc. *	1,036	35,286
L Brands, Inc.	408	6,952
LKQ Corp. *	503	17,097
Lowe's Cos., Inc.	9,047	1,009,736
Nordstrom, Inc.	1,234	44,301
O'Reilly Automotive, Inc. *	869	378,458
Ollie's Bargain Outlet Holdings, Inc. *	617	39,414
Pool Corp.	442	91,671
Ross Stores, Inc.	4,151	455,240
Target Corp.	312	33,356
The Home Depot, Inc.	7,253	1,701,409
The TJX Cos., Inc.	14,018	808,138
Tractor Supply Co.	1,368	129,987
Ulta Salon, Cosmetics & Fragrance, Inc. *	650	151,548
Security	Number of Shares	Value ($)
Wayfair, Inc., Class A *	718	59,041
Williams-Sonoma, Inc.	165	11,020
		16,423,417

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc. *	11,558	392,163
Analog Devices, Inc.	565	60,246
Applied Materials, Inc.	5,787	314,003
Broadcom, Inc.	4,460	1,306,111
Cree, Inc. *	91	4,343
Entegris, Inc.	1,558	74,784
KLA Corp.	1,838	310,696
Lam Research Corp.	1,462	396,260
Maxim Integrated Products, Inc.	1,171	68,691
Microchip Technology, Inc.	750	70,718
Monolithic Power Systems, Inc.	484	72,561
NVIDIA Corp.	6,737	1,354,272
QUALCOMM, Inc.	14,038	1,129,217
Skyworks Solutions, Inc.	91	8,286
Teradyne, Inc.	1,975	120,909
Texas Instruments, Inc.	10,824	1,277,124
Universal Display Corp.	489	97,888
Xilinx, Inc.	2,934	266,231
		7,324,503

Software & Services 23.0%
2U, Inc. *	217	3,890
Accenture plc, Class A	7,356	1,363,950
Adobe, Inc. *	5,621	1,562,245
Akamai Technologies, Inc. *	1,693	146,444
Alliance Data Systems Corp.	49	4,900
Alteryx, Inc., Class A *	516	47,214
Anaplan, Inc. *	979	46,209
ANSYS, Inc. *	960	211,344
Aspen Technology, Inc. *	800	92,088
Atlassian Corp. plc, Class A *	1,215	146,760
Autodesk, Inc. *	1,963	289,268
Automatic Data Processing, Inc.	5,021	814,557
Avalara, Inc. *	541	38,411
Black Knight, Inc. *	1,647	105,737
Booz Allen Hamilton Holding Corp.	1,577	110,973
Broadridge Financial Solutions, Inc.	1,310	164,038
Cadence Design Systems, Inc. *	3,195	208,793
CDK Global, Inc.	1,396	70,554
Ceridian HCM Holding, Inc. *	770	37,152
Citrix Systems, Inc.	1,294	140,865
Cognizant Technology Solutions Corp., Class A	492	29,982
CoreLogic, Inc. *	45	1,822
Coupa Software, Inc. *	702	96,518
DocuSign, Inc. *	1,756	116,230
Dropbox, Inc., Class A *	2,452	48,599
Dynatrace, Inc. *	337	6,817
Elastic N.V. *	501	36,077
EPAM Systems, Inc. *	595	104,696
Euronet Worldwide, Inc. *	576	80,680
Fair Isaac Corp. *	325	98,813
Fidelity National Information Services, Inc.	4,308	567,622
FireEye, Inc. *	2,266	35,893
Fiserv, Inc. *	6,508	690,759
FleetCor Technologies, Inc. *	984	289,512
Fortinet, Inc. *	1,661	135,471
Gartner, Inc. *	1,009	155,467
Genpact Ltd.	2,002	78,418
Global Payments, Inc.	3,439	581,810
GoDaddy, Inc., Class A *	2,038	132,531

60
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Guidewire Software, Inc. *	934	105,299
HubSpot, Inc. *	460	71,346
International Business Machines Corp.	6,194	828,324
Intuit, Inc.	2,871	739,282
Jack Henry & Associates, Inc.	785	111,125
Manhattan Associates, Inc. *	741	55,538
Mastercard, Inc., Class A	10,361	2,868,028
Medallia, Inc. *	144	4,188
Microsoft Corp.	87,305	12,516,918
MongoDB, Inc. *	484	61,841
New Relic, Inc. *	585	37,475
Nutanix, Inc., Class A *	1,632	47,687
Okta, Inc. *	1,172	127,830
Oracle Corp.	25,878	1,410,092
Pagerduty, Inc. *	104	2,391
Palo Alto Networks, Inc. *	1,084	246,491
Paychex, Inc.	3,698	309,301
Paycom Software, Inc. *	571	120,784
Paylocity Holding Corp. *	382	39,193
PayPal Holdings, Inc. *	13,563	1,411,908
Pegasystems, Inc.	435	32,716
Pluralsight, Inc., Class A *	710	12,837
Proofpoint, Inc. *	634	73,145
PTC, Inc. *	1,197	80,091
RealPage, Inc. *	917	55,524
RingCentral, Inc., Class A *	819	132,285
Sabre Corp.	546	12,820
salesforce.com, Inc. *	9,462	1,480,708
ServiceNow, Inc. *	2,150	531,609
Smartsheet, Inc., Class A *	1,027	40,464
SolarWinds Corp. *	129	2,445
Splunk, Inc. *	1,728	207,291
Square, Inc., Class A *	3,919	240,744
SS&C Technologies Holdings, Inc.	2,315	120,403
Switch, Inc., Class A	670	9,896
Synopsys, Inc. *	1,712	232,404
Teradata Corp. *	1,336	39,986
The Trade Desk, Inc., Class A *	442	88,754
The Western Union Co.	1,105	27,691
Twilio, Inc., Class A *	1,380	133,253
Tyler Technologies, Inc. *	436	117,075
VeriSign, Inc. *	833	158,287
Visa, Inc., Class A	20,081	3,591,688
VMware, Inc., Class A	889	140,702
WEX, Inc. *	492	93,077
Workday, Inc., Class A *	1,841	298,537
Zendesk, Inc. *	1,256	88,736
Zscaler, Inc. *	704	30,962
		38,082,280

Technology Hardware & Equipment 10.5%
Amphenol Corp., Class A	3,370	338,112
Apple, Inc.	52,189	12,982,536
Arista Networks, Inc. *	684	167,286
CDW Corp.	1,665	212,970
Cisco Systems, Inc.	49,468	2,350,225
Cognex Corp.	1,882	96,904
Corning, Inc.	2,808	83,201
Dell Technologies, Inc., Class C *	1,278	67,593
Dolby Laboratories, Inc., Class A	87	5,597
F5 Networks, Inc. *	636	91,635
FLIR Systems, Inc.	137	7,064
HP, Inc.	903	15,685
IPG Photonics Corp. *	27	3,626
Jabil, Inc.	352	12,961
Keysight Technologies, Inc. *	2,156	217,562
Motorola Solutions, Inc.	1,407	234,012
Security	Number of Shares	Value ($)
National Instruments Corp.	76	3,146
NCR Corp. *	1,366	39,901
NetApp, Inc.	2,766	154,564
Pure Storage, Inc., Class A *	2,668	51,919
Trimble, Inc. *	492	19,601
Ubiquiti, Inc.	170	21,520
Zebra Technologies Corp., Class A *	619	147,241
		17,324,861

Telecommunication Services 0.2%
T-Mobile US, Inc. *	1,888	156,062
Zayo Group Holdings, Inc. *	2,597	88,662
		244,724

Transportation 2.0%
Alaska Air Group, Inc.	627	43,533
American Airlines Group, Inc.	470	14,128
C.H. Robinson Worldwide, Inc.	1,177	89,028
CSX Corp.	3,170	222,756
Delta Air Lines, Inc.	1,357	74,744
Expeditors International of Washington, Inc.	1,396	101,824
Genesee & Wyoming, Inc., Class A *	110	12,213
JB Hunt Transport Services, Inc.	296	34,798
JetBlue Airways Corp. *	284	5,481
Landstar System, Inc.	416	47,070
Lyft, Inc., Class A *	34	1,409
Norfolk Southern Corp.	410	74,620
Old Dominion Freight Line, Inc.	312	56,809
Southwest Airlines Co.	3,319	186,296
Uber Technologies, Inc. *	229	7,214
Union Pacific Corp.	8,177	1,352,966
United Airlines Holdings, Inc. *	604	54,867
United Parcel Service, Inc., Class B	8,064	928,731
XPO Logistics, Inc. *	618	47,215
		3,355,702
Total Common Stock
(Cost $139,882,179)		165,443,941

Other Investment Companies 0.3% of net assets

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	600	98,484

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75% (b)	383,584	383,584
Total Other Investment Companies
(Cost $481,359)		482,068

61
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 12/20/19	3	247,515	(571)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
62
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Aptiv plc	3,699	331,246
BorgWarner, Inc.	3,179	132,501
Ford Motor Co.	60,258	517,616
General Motors Co.	19,118	710,425
Gentex Corp.	3,936	110,405
Harley-Davidson, Inc.	2,416	94,007
Lear Corp.	942	110,939
The Goodyear Tire & Rubber Co.	3,598	57,100
Thor Industries, Inc.	820	51,873
		2,116,112

Banks 11.1%
Associated Banc-Corp.	2,456	49,390
Bank of America Corp.	129,894	4,061,785
Bank of Hawaii Corp.	623	54,394
Bank OZK	1,870	52,472
BankUnited, Inc.	1,418	48,637
BB&T Corp.	11,799	625,937
BOK Financial Corp.	502	38,729
CIT Group, Inc.	1,350	57,902
Citigroup, Inc.	34,830	2,502,884
Citizens Financial Group, Inc.	6,898	242,534
Comerica, Inc.	2,151	140,719
Commerce Bancshares, Inc.	1,520	97,827
Cullen/Frost Bankers, Inc.	866	78,009
East West Bancorp, Inc.	2,250	96,570
F.N.B. Corp.	5,001	60,312
Fifth Third Bancorp	11,316	329,069
First Citizens BancShares, Inc., Class A	111	54,603
First Hawaiian, Inc.	2,024	55,316
First Horizon National Corp.	4,759	76,001
First Republic Bank	2,101	223,462
Huntington Bancshares, Inc.	16,100	227,493
JPMorgan Chase & Co.	49,037	6,125,702
KeyCorp	15,491	278,373
M&T Bank Corp.	2,057	321,982
MGIC Investment Corp.	5,434	74,500
New York Community Bancorp, Inc.	7,010	81,667
PacWest Bancorp	1,799	66,545
People's United Financial, Inc.	6,783	109,681
Pinnacle Financial Partners, Inc.	1,147	67,467
Popular, Inc.	1,459	79,457
Prosperity Bancshares, Inc.	1,249	86,206
Regions Financial Corp.	15,414	248,165
Signature Bank	420	49,694
Sterling Bancorp	3,086	60,640
SunTrust Banks, Inc.	6,839	467,377
SVB Financial Group *	743	164,560
Synovus Financial Corp.	2,102	71,195
TCF Financial Corp.	2,333	92,364
Texas Capital Bancshares, Inc. *	757	40,924
TFS Financial Corp.	732	14,098
The PNC Financial Services Group, Inc.	6,860	1,006,362
U.S. Bancorp	22,068	1,258,317
Security	Number of Shares	Value ($)
Umpqua Holdings Corp.	3,397	53,741
Webster Financial Corp.	1,396	61,564
Wells Fargo & Co.	61,239	3,161,770
Western Alliance Bancorp	1,318	65,017
Wintrust Financial Corp.	867	55,332
Zions Bancorp NA	2,702	130,966
		23,467,711

Capital Goods 7.2%
3M Co.	2,029	334,765
A.O. Smith Corp.	1,738	86,344
Acuity Brands, Inc.	448	55,906
AECOM *	2,379	95,184
AGCO Corp.	973	74,619
Air Lease Corp.	1,487	65,398
Allegion plc	360	41,774
AMETEK, Inc.	714	65,438
Arconic, Inc.	6,005	164,957
BWX Technologies, Inc.	365	21,206
Carlisle Cos., Inc.	114	17,359
Caterpillar, Inc.	7,760	1,069,328
Colfax Corp. *	1,438	48,317
Crane Co.	765	58,538
Cummins, Inc.	2,371	408,950
Curtiss-Wright Corp.	660	89,265
Deere & Co.	4,367	760,469
Dover Corp.	1,250	129,862
Eaton Corp. plc	6,515	567,522
Emerson Electric Co.	8,625	605,044
Fastenal Co.	845	30,369
Flowserve Corp.	1,578	77,070
Fluor Corp.	2,165	34,878
Fortive Corp.	3,535	243,915
Fortune Brands Home & Security, Inc.	1,455	87,373
Gardner Denver Holdings, Inc. *	2,030	64,615
Gates Industrial Corp. plc *	800	8,000
General Dynamics Corp.	3,667	648,326
General Electric Co.	133,474	1,332,071
GrafTech International Ltd.	947	11,440
HD Supply Holdings, Inc. *	2,640	104,386
Hexcel Corp.	96	7,164
Honeywell International, Inc.	5,679	980,934
Hubbell, Inc.	374	52,996
Huntington Ingalls Industries, Inc.	129	29,110
IDEX Corp.	577	89,741
Ingersoll-Rand plc	219	27,789
ITT, Inc.	1,336	79,425
Jacobs Engineering Group, Inc.	2,040	190,903
Johnson Controls International plc	12,275	531,876
L3Harris Technologies, Inc.	1,692	349,077
Lennox International, Inc.	49	12,121
Lincoln Electric Holdings, Inc.	54	4,837
Masco Corp.	4,424	204,610
MSC Industrial Direct Co., Inc., Class A	674	49,344
Nordson Corp.	79	12,388
nVent Electric plc	2,358	54,375
Oshkosh Corp.	1,043	89,051
Owens Corning	1,655	101,418

63
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
PACCAR, Inc.	5,229	397,718
Parker-Hannifin Corp.	1,976	362,576
Pentair plc	2,559	106,122
Quanta Services, Inc.	1,670	70,223
Raytheon Co.	1,639	347,812
Regal Beloit Corp.	650	48,132
Resideo Technologies, Inc. *	1,926	18,355
Roper Technologies, Inc.	1,335	449,842
Sensata Technologies Holding plc *	1,408	72,076
Snap-on, Inc.	841	136,805
Spirit AeroSystems Holdings, Inc., Class A	161	13,173
Stanley Black & Decker, Inc.	2,336	353,507
Teledyne Technologies, Inc. *	552	181,939
Textron, Inc.	3,535	162,928
The Timken Co.	1,041	51,009
TransDigm Group, Inc.	141	74,205
Trinity Industries, Inc.	1,603	31,707
United Rentals, Inc. *	350	46,749
United Technologies Corp.	12,510	1,796,186
Univar Solutions, Inc. *	2,434	52,234
Valmont Industries, Inc.	321	44,038
WABCO Holdings, Inc. *	125	16,828
Wabtec Corp.	1,985	137,699
Watsco, Inc.	495	87,268
WESCO International, Inc. *	634	31,795
Woodward, Inc.	149	15,892
		15,376,665

Commercial & Professional Services 0.5%
ADT, Inc.	1,746	13,514
Clean Harbors, Inc. *	785	64,731
Equifax, Inc.	284	38,826
IAA, Inc. *	170	6,485
IHS Markit Ltd. *	2,267	158,735
KAR Auction Services, Inc.	188	4,674
ManpowerGroup, Inc.	911	82,828
Nielsen Holdings plc	4,806	96,889
Republic Services, Inc.	3,080	269,531
Stericycle, Inc. *	1,385	79,776
Waste Management, Inc.	1,423	159,675
		975,664

Consumer Durables & Apparel 0.9%
Brunswick Corp.	1,307	76,120
Capri Holdings Ltd. *	1,293	40,173
Carter's, Inc.	368	36,888
Columbia Sportswear Co.	157	14,201
D.R. Horton, Inc.	5,245	274,681
Garmin Ltd.	2,240	210,000
Hanesbrands, Inc.	1,189	18,085
Leggett & Platt, Inc.	2,027	103,985
Lennar Corp., B Shares	134	6,301
Lennar Corp., Class A	2,546	151,741
Mattel, Inc. *	1,575	18,805
Mohawk Industries, Inc. *	921	132,053
Newell Brands, Inc.	5,812	110,254
Polaris, Inc.	93	9,174
PulteGroup, Inc.	3,911	153,468
PVH Corp.	1,155	100,670
Ralph Lauren Corp.	790	75,887
Skechers U.S.A., Inc., Class A *	1,284	47,983
Tapestry, Inc.	4,400	113,784
Toll Brothers, Inc.	2,030	80,733
Under Armour, Inc., Class A *	966	19,948
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	1,030	19,055
Whirlpool Corp.	950	144,514
		1,958,503

Consumer Services 2.0%
Aramark	3,755	164,319
Caesars Entertainment Corp. *	8,795	108,003
Carnival Corp.	6,135	263,130
Choice Hotels International, Inc.	294	26,013
Dunkin' Brands Group, Inc.	90	7,076
Extended Stay America, Inc.	2,879	40,911
frontdoor, Inc. *	1,294	62,410
Graham Holdings Co., Class B	65	40,928
Grand Canyon Education, Inc. *	661	60,785
H&R Block, Inc.	2,655	66,348
Hilton Grand Vacations, Inc. *	1,155	40,113
Hyatt Hotels Corp., Class A	574	42,901
International Game Technology plc	1,501	19,873
Las Vegas Sands Corp.	2,724	168,452
McDonald's Corp.	9,930	1,953,231
MGM Resorts International	7,129	203,176
Norwegian Cruise Line Holdings Ltd. *	2,628	133,397
Royal Caribbean Cruises Ltd.	2,643	287,638
Service Corp. International	1,745	79,363
ServiceMaster Global Holdings, Inc. *	1,752	70,746
Six Flags Entertainment Corp.	1,108	46,746
Vail Resorts, Inc.	66	15,336
Wyndham Destinations, Inc.	1,393	64,649
Wyndham Hotels & Resorts, Inc.	1,044	56,345
Wynn Resorts Ltd.	255	30,942
Yum China Holdings, Inc.	1,090	46,325
Yum! Brands, Inc.	521	52,991
		4,152,147

Diversified Financials 8.1%
Affiliated Managers Group, Inc.	777	62,067
AGNC Investment Corp.	8,471	144,430
Ally Financial, Inc.	6,030	184,699
American Express Co.	4,665	547,111
Ameriprise Financial, Inc.	1,738	262,247
Annaly Capital Management, Inc.	22,359	200,784
AXA Equitable Holdings, Inc.	4,542	98,107
Berkshire Hathaway, Inc., Class B *	30,170	6,413,538
BGC Partners, Inc., Class A	4,539	23,603
BlackRock, Inc.	1,826	843,064
Capital One Financial Corp.	7,206	671,959
Cboe Global Markets, Inc.	1,279	147,277
Chimera Investment Corp.	2,855	57,842
CME Group, Inc.	5,460	1,123,395
Credit Acceptance Corp. *	19	8,318
Discover Financial Services	3,182	255,387
E*TRADE Financial Corp.	3,010	125,788
Eaton Vance Corp.	1,716	78,250
Evercore, Inc., Class A	381	28,057
Franklin Resources, Inc.	4,327	119,209
Interactive Brokers Group, Inc., Class A	852	40,530
Intercontinental Exchange, Inc.	5,164	487,068
Invesco Ltd.	6,091	102,451
Janus Henderson Group plc	2,477	57,293
Jefferies Financial Group, Inc.	4,041	75,445
Lazard Ltd., Class A	1,014	37,853
Legg Mason, Inc.	1,330	49,556
MFA Financial, Inc.	6,917	52,500
Morgan Stanley	18,324	843,820
Nasdaq, Inc.	1,778	177,391
Navient Corp.	3,105	42,756

64
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
New Residential Investment Corp.	6,412	101,566
Northern Trust Corp.	3,046	303,625
OneMain Holdings, Inc.	1,011	40,440
Raymond James Financial, Inc.	1,476	123,231
Santander Consumer USA Holdings, Inc.	1,573	39,451
SEI Investments Co.	1,041	62,377
SLM Corp.	6,556	55,333
Starwood Property Trust, Inc.	4,208	103,517
State Street Corp.	5,741	379,308
Synchrony Financial	7,449	263,471
T. Rowe Price Group, Inc.	2,532	293,206
TD Ameritrade Holding Corp.	556	21,339
The Bank of New York Mellon Corp.	12,929	604,431
The Charles Schwab Corp. (a)	7,215	293,723
The Goldman Sachs Group, Inc.	4,989	1,064,553
Two Harbors Investment Corp.	4,176	57,921
Virtu Financial, Inc., Class A	465	7,886
Voya Financial, Inc.	2,005	108,190
		17,285,363

Energy 8.0%
Antero Midstream Corp.	3,535	22,765
Antero Resources Corp. *	4,046	10,115
Apache Corp.	5,776	125,108
Apergy Corp. *	1,209	30,431
Baker Hughes Co.	9,724	208,094
Cabot Oil & Gas Corp.	2,373	44,233
Centennial Resource Development, Inc., Class A *	2,829	9,619
Cheniere Energy, Inc. *	1,513	93,125
Chesapeake Energy Corp. *(b)	19,764	26,484
Chevron Corp.	29,405	3,415,097
Cimarex Energy Co.	1,531	64,639
Concho Resources, Inc.	3,052	206,071
ConocoPhillips	17,139	946,073
Continental Resources, Inc. *	1,314	38,724
Devon Energy Corp.	6,225	126,243
Diamondback Energy, Inc.	2,007	172,120
EOG Resources, Inc.	8,949	620,255
EQT Corp.	3,926	42,165
Equitrans Midstream Corp.	2,833	39,435
Exxon Mobil Corp.	65,292	4,411,780
Halliburton Co.	13,422	258,373
Helmerich & Payne, Inc.	1,621	60,788
Hess Corp.	4,142	272,336
HollyFrontier Corp.	2,357	129,494
Kinder Morgan, Inc.	30,078	600,958
Kosmos Energy Ltd.	5,436	33,703
Marathon Oil Corp.	12,328	142,142
Marathon Petroleum Corp.	10,124	647,430
Murphy Oil Corp.	2,388	49,264
National Oilwell Varco, Inc.	5,928	134,091
Noble Energy, Inc.	7,309	140,771
Occidental Petroleum Corp.	13,806	559,143
ONEOK, Inc.	4,317	301,456
Parsley Energy, Inc., Class A	1,812	28,648
Patterson-UTI Energy, Inc.	3,088	25,692
PBF Energy, Inc., Class A	1,832	59,137
Phillips 66	6,917	808,044
Pioneer Natural Resources Co.	1,476	181,578
Range Resources Corp.	3,346	13,484
Schlumberger Ltd.	21,362	698,324
Targa Resources Corp.	3,513	136,585
The Williams Cos., Inc.	18,704	417,286
Transocean Ltd. *	8,941	42,470
Security	Number of Shares	Value ($)
Valero Energy Corp.	6,423	622,903
WPX Energy, Inc. *	6,467	64,541
		17,081,217

Food & Staples Retailing 1.8%
Casey's General Stores, Inc.	420	71,740
Grocery Outlet Holding Corp. *	409	13,047
Sprouts Farmers Market, Inc. *	952	18,478
The Kroger Co.	12,251	301,865
U.S. Foods Holding Corp. *	3,348	132,815
Walgreens Boots Alliance, Inc.	11,759	644,158
Walmart, Inc.	21,659	2,539,735
		3,721,838

Food, Beverage & Tobacco 4.2%
Altria Group, Inc.	14,772	661,638
Archer-Daniels-Midland Co.	8,584	360,871
Beyond Meat, Inc. *	197	16,637
Brown-Forman Corp., Class A	45	2,797
Brown-Forman Corp., Class B	178	11,663
Bunge Ltd.	2,123	114,642
Campbell Soup Co.	1,114	51,589
ConAgra Brands, Inc.	7,453	201,604
Constellation Brands, Inc., Class A	2,443	464,976
Flowers Foods, Inc.	2,983	64,791
General Mills, Inc.	9,239	469,895
Hormel Foods Corp.	4,292	175,500
Ingredion, Inc.	1,023	80,817
Kellogg Co.	2,328	147,898
Keurig Dr Pepper, Inc.	3,161	89,014
Lamb Weston Holdings, Inc.	1,665	129,937
McCormick & Co., Inc. - Non Voting Shares	669	107,502
Molson Coors Brewing Co., Class B	2,684	141,500
Mondelez International, Inc., Class A	21,920	1,149,704
PepsiCo, Inc.	3,453	473,648
Philip Morris International, Inc.	23,972	1,952,280
Pilgrim's Pride Corp. *	531	16,121
Post Holdings, Inc. *	545	56,080
Seaboard Corp.	4	16,876
The Coca-Cola Co.	18,795	1,023,012
The Hain Celestial Group, Inc. *	1,407	33,261
The Hershey Co.	282	41,417
The JM Smucker Co.	1,684	177,965
The Kraft Heinz Co.	9,624	311,144
TreeHouse Foods, Inc. *	711	38,408
Tyson Foods, Inc., Class A	4,434	367,091
		8,950,278

Health Care Equipment & Services 5.8%
Abbott Laboratories	15,058	1,258,999
Acadia Healthcare Co., Inc. *	1,341	40,217
Anthem, Inc.	2,810	756,115
Baxter International, Inc.	3,941	302,275
Becton, Dickinson & Co.	3,778	967,168
Cantel Medical Corp.	253	18,441
Cardinal Health, Inc.	4,603	227,618
Centene Corp. *	1,027	54,513
Change Healthcare, Inc. *	356	4,706
Cigna Corp. *	3,985	711,163
Covetrus, Inc. *	1,471	14,585
CVS Health Corp.	20,020	1,329,128
Danaher Corp.	9,296	1,281,175
DaVita, Inc. *	1,884	110,402
DENTSPLY SIRONA, Inc.	3,421	187,402
Encompass Health Corp.	750	48,015

65
Schwab Equity Index Funds  |  Annual Report
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Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
HCA Healthcare, Inc.	1,673	223,412
Henry Schein, Inc. *	1,994	124,795
Hill-Rom Holdings, Inc.	498	52,136
Hologic, Inc. *	805	38,890
Humana, Inc.	1,188	349,510
ICU Medical, Inc. *	209	33,777
Integra LifeSciences Holdings Corp. *	1,086	63,053
Laboratory Corp. of America Holdings *	1,421	234,138
McKesson Corp.	2,536	337,288
MEDNAX, Inc. *	1,269	27,867
Medtronic plc	20,697	2,253,903
Molina Healthcare, Inc. *	209	24,587
Premier, Inc., Class A *	786	25,608
Quest Diagnostics, Inc.	2,073	209,891
Steris plc	1,217	172,291
The Cooper Cos., Inc.	648	188,568
Universal Health Services, Inc., Class B	1,215	167,014
WellCare Health Plans, Inc. *	74	21,948
West Pharmaceutical Services, Inc.	276	39,700
Zimmer Biomet Holdings, Inc.	3,161	436,945
		12,337,243

Household & Personal Products 3.0%
Colgate-Palmolive Co.	12,963	889,262
Coty, Inc., Class A	4,470	52,254
Energizer Holdings, Inc.	951	40,408
Herbalife Nutrition Ltd. *	1,338	59,769
Kimberly-Clark Corp.	5,264	699,480
Nu Skin Enterprises, Inc., Class A	857	38,205
Spectrum Brands Holdings, Inc.	644	32,335
The Clorox Co.	361	53,316
The Procter & Gamble Co.	35,913	4,471,528
		6,336,557

Insurance 4.4%
Aflac, Inc.	11,372	604,536
Alleghany Corp. *	192	149,432
American Financial Group, Inc.	1,142	118,814
American International Group, Inc.	13,419	710,670
American National Insurance Co.	110	13,198
Arch Capital Group Ltd. *	5,081	212,183
Arthur J. Gallagher & Co.	2,223	202,782
Assurant, Inc.	944	119,010
Assured Guaranty Ltd.	1,471	69,019
Athene Holding Ltd., Class A *	1,357	58,826
Axis Capital Holdings Ltd.	1,151	68,404
Brighthouse Financial, Inc. *	1,709	64,532
Brown & Brown, Inc.	3,417	128,753
Chubb Ltd.	7,020	1,069,988
Cincinnati Financial Corp.	2,348	265,817
CNA Financial Corp.	416	18,654
Erie Indemnity Co., Class A	131	24,139
Everest Re Group Ltd.	432	111,063
Fidelity National Financial, Inc.	4,075	186,798
First American Financial Corp.	1,689	104,346
Globe Life, Inc.	1,664	161,957
Kemper Corp.	789	56,713
Lincoln National Corp.	3,080	173,958
Loews Corp.	4,024	197,176
Markel Corp. *	192	224,832
Marsh & McLennan Cos., Inc.	959	99,372
Mercury General Corp.	419	20,137
MetLife, Inc.	12,206	571,119
Old Republic International Corp.	4,359	97,380
Primerica, Inc.	176	22,208
Principal Financial Group, Inc.	4,260	227,399
Security	Number of Shares	Value ($)
Prudential Financial, Inc.	6,253	569,898
Reinsurance Group of America, Inc.	960	155,971
RenaissanceRe Holdings Ltd.	411	76,931
The Allstate Corp.	5,067	539,230
The Hanover Insurance Group, Inc.	613	80,738
The Hartford Financial Services Group, Inc.	5,554	317,022
The Progressive Corp.	6,050	421,685
The Travelers Cos., Inc.	3,381	443,114
Unum Group	3,226	88,844
W. R. Berkley Corp.	2,207	154,269
White Mountains Insurance Group Ltd.	47	50,337
Willis Towers Watson plc	1,989	371,744
		9,422,998

Materials 4.2%
Air Products & Chemicals, Inc.	2,911	620,800
Albemarle Corp.	1,623	98,581
Alcoa Corp. *	2,833	58,898
AptarGroup, Inc.	590	69,708
Ardagh Group S.A.	313	5,844
Ashland Global Holdings, Inc.	920	71,180
Avery Dennison Corp.	87	11,124
Axalta Coating Systems Ltd. *	2,195	64,731
Berry Global Group, Inc. *	1,253	52,012
Cabot Corp.	860	37,487
Celanese Corp.	1,901	230,306
CF Industries Holdings, Inc.	3,013	136,640
Corteva, Inc. *	11,562	305,006
Crown Holdings, Inc. *	855	62,278
Domtar Corp.	962	35,007
Dow, Inc. *	11,549	583,109
DuPont de Nemours, Inc.	11,560	761,920
Eagle Materials, Inc.	115	10,504
Eastman Chemical Co.	2,098	159,532
Element Solutions, Inc. *	2,185	23,729
FMC Corp.	2,027	185,470
Freeport-McMoRan, Inc.	22,241	218,407
Graphic Packaging Holding Co.	4,516	70,721
Huntsman Corp.	3,363	74,423
International Flavors & Fragrances, Inc.	1,637	199,730
International Paper Co.	6,036	263,652
Linde plc	8,369	1,659,991
LyondellBasell Industries N.V., Class A	4,099	367,680
Martin Marietta Materials, Inc.	669	175,218
NewMarket Corp.	10	4,855
Newmont Goldcorp Corp.	12,600	500,598
Nucor Corp.	4,700	253,095
Olin Corp.	2,535	46,492
Owens-Illinois, Inc.	2,438	20,723
Packaging Corp. of America	1,436	157,185
PPG Industries, Inc.	2,455	307,170
Reliance Steel & Aluminum Co.	1,007	116,852
Royal Gold, Inc.	691	79,769
RPM International, Inc.	1,642	118,930
Sealed Air Corp.	2,230	93,147
Silgan Holdings, Inc.	1,213	37,324
Sonoco Products Co.	1,536	88,627
Southern Copper Corp.	353	12,560
Steel Dynamics, Inc.	3,231	98,093
The Chemours Co.	2,547	41,796
The Mosaic Co.	5,427	107,889
United States Steel Corp.	2,580	29,696
Valvoline, Inc.	2,886	61,587
Vulcan Materials Co.	164	23,431

66
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Westlake Chemical Corp.	552	34,881
WestRock Co.	3,904	145,892
		8,994,280

Media & Entertainment 4.0%
Activision Blizzard, Inc.	11,049	619,075
CBS Corp., Class B - Non Voting Shares	514	18,525
Charter Communications, Inc., Class A *	1,015	474,878
Cinemark Holdings, Inc.	1,638	59,951
Comcast Corp., Class A	36,831	1,650,765
Discovery, Inc., Class A *	2,381	64,180
Discovery, Inc., Class C *	5,402	136,346
DISH Network Corp., Class A *	3,597	123,665
Electronic Arts, Inc. *	439	42,320
Fox Corp., Class A	4,874	156,163
Fox Corp., Class B *	2,273	71,009
IAC/InterActiveCorp *	476	108,171
John Wiley & Sons, Inc., Class A	659	30,360
Liberty Broadband Corp., Class A *	378	44,600
Liberty Broadband Corp., Class C *	1,625	191,864
Liberty Media Corp. - Liberty Formula One, Class A *	362	14,636
Liberty Media Corp. - Liberty Formula One, Class C *	3,059	130,007
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,298	58,293
Liberty Media Corp. - Liberty SiriusXM, Class C *	2,366	106,920
Lions Gate Entertainment Corp., Class A *	765	6,112
Lions Gate Entertainment Corp., Class B *	1,689	12,651
News Corp., Class A	5,918	81,136
News Corp., Class B	1,866	26,348
Nexstar Media Group, Inc., Class A	153	14,885
Omnicom Group, Inc.	1,545	119,259
Sinclair Broadcast Group, Inc., Class A	65	2,590
Take-Two Interactive Software, Inc. *	930	111,925
The Interpublic Group of Cos., Inc.	5,369	116,776
The Madison Square Garden Co., Class A *	258	68,865
The New York Times Co., Class A	2,025	62,572
The Walt Disney Co.	26,932	3,499,005
TripAdvisor, Inc. *	177	7,151
Viacom, Inc., Class A	158	3,775
Viacom, Inc., Class B	5,432	117,114
Zillow Group, Inc., Class A *	896	29,021
Zillow Group, Inc., Class C *	1,888	61,492
Zynga, Inc., Class A *	10,154	62,650
		8,505,055

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Adaptive Biotechnologies Corp. *	74	1,929
Agilent Technologies, Inc.	4,322	327,391
Agios Pharmaceuticals, Inc. *	700	21,056
Alexion Pharmaceuticals, Inc. *	814	85,796
Alkermes plc *	2,380	46,481
Allergan plc	5,058	890,764
Alnylam Pharmaceuticals, Inc. *	258	22,379
Amgen, Inc.	737	157,165
Avantor, Inc. *	1,018	14,466
Bio-Rad Laboratories, Inc., Class A *	328	108,771
Biogen, Inc. *	1,865	557,094
Bluebird Bio, Inc. *	841	68,121
Bristol-Myers Squibb Co.	14,888	854,125
Catalent, Inc. *	2,227	108,344
Elanco Animal Health, Inc. *	5,734	154,933
Exelixis, Inc. *	2,738	42,302
Gilead Sciences, Inc.	16,843	1,073,068
Security	Number of Shares	Value ($)
Horizon Therapeutics plc *	2,482	71,755
IQVIA Holdings, Inc. *	1,587	229,195
Jazz Pharmaceuticals plc *	94	11,809
Johnson & Johnson	34,789	4,593,540
Merck & Co., Inc.	2,068	179,213
Moderna, Inc. *	310	5,192
Mylan N.V. *	7,895	151,189
Nektar Therapeutics *	2,211	37,863
PerkinElmer, Inc.	1,330	114,327
Perrigo Co., plc	1,947	103,230
Pfizer, Inc.	85,817	3,292,798
QIAGEN N.V. *	3,393	101,145
Regeneron Pharmaceuticals, Inc. *	1,001	306,586
Thermo Fisher Scientific, Inc.	1,962	592,485
United Therapeutics Corp. *	666	59,833
		14,384,345

Real Estate 5.5%
Alexandria Real Estate Equities, Inc.	1,720	273,050
American Campus Communities, Inc.	2,113	105,608
American Homes 4 Rent, Class A	2,254	59,663
Apartment Investment & Management Co., Class A	2,286	125,456
Apple Hospitality REIT, Inc.	3,229	53,214
AvalonBay Communities, Inc.	2,144	466,663
Boston Properties, Inc.	2,383	326,948
Brandywine Realty Trust	2,706	41,348
Brixmor Property Group, Inc.	4,589	101,050
Camden Property Trust	1,443	165,036
CBRE Group, Inc., Class A *	3,258	174,466
Colony Capital, Inc.	7,022	39,323
Columbia Property Trust, Inc.	1,814	37,223
CoreSite Realty Corp.	122	14,335
Corporate Office Properties Trust	1,726	51,159
Cousins Properties, Inc.	2,229	89,450
CubeSmart	2,970	94,149
CyrusOne, Inc.	1,717	122,388
Digital Realty Trust, Inc.	3,201	406,655
Douglas Emmett, Inc.	2,538	109,946
Duke Realty Corp.	5,554	195,168
Empire State Realty Trust, Inc., Class A	2,219	32,109
EPR Properties	1,176	91,481
Equity Commonwealth	1,868	60,112
Equity Residential	5,631	499,244
Essex Property Trust, Inc.	1,008	329,747
Extra Space Storage, Inc.	366	41,091
Federal Realty Investment Trust	1,154	156,955
Gaming & Leisure Properties, Inc.	3,110	125,520
HCP, Inc.	7,577	285,047
Healthcare Trust of America, Inc., Class A	3,153	97,743
Highwoods Properties, Inc.	1,560	73,008
Host Hotels & Resorts, Inc.	11,156	182,847
Hudson Pacific Properties, Inc.	2,327	83,586
Invitation Homes, Inc.	7,347	226,214
Iron Mountain, Inc.	3,887	127,494
JBG SMITH Properties	1,872	75,367
Jones Lang LaSalle, Inc.	705	103,297
Kilroy Realty Corp.	1,524	127,909
Kimco Realty Corp.	6,228	134,276
Liberty Property Trust	2,396	141,532
Life Storage, Inc.	709	77,224
Medical Properties Trust, Inc.	6,807	141,109
Mid-America Apartment Communities, Inc.	1,749	243,093
National Retail Properties, Inc.	2,492	146,804
Omega Healthcare Investors, Inc.	3,280	144,451
Outfront Media, Inc.	1,834	48,253
Paramount Group, Inc.	3,094	41,676

67
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Park Hotels & Resorts, Inc.	3,694	85,885
Prologis, Inc.	9,678	849,341
Public Storage	552	123,019
Rayonier, Inc.	1,967	53,070
Realty Income Corp.	4,905	401,180
Regency Centers Corp.	2,566	172,538
Retail Properties of America, Inc., Class A	3,300	45,408
Service Properties Trust	2,490	62,997
Simon Property Group, Inc.	536	80,764
SITE Centers Corp.	2,097	32,566
SL Green Realty Corp.	1,257	105,085
Spirit Realty Capital, Inc.	1,374	68,480
STORE Capital Corp.	3,223	130,531
Sun Communities, Inc.	1,038	168,831
Taubman Centers, Inc.	876	31,343
The Howard Hughes Corp. *	421	47,076
The Macerich Co.	2,187	60,142
UDR, Inc.	4,238	212,959
Ventas, Inc.	5,737	373,479
VEREIT, Inc.	16,302	160,412
VICI Properties, Inc.	7,117	167,605
Vornado Realty Trust	2,664	174,838
Weingarten Realty Investors	1,872	59,399
Welltower, Inc.	6,243	566,178
Weyerhaeuser Co.	11,478	335,272
WP Carey, Inc.	2,603	239,632
		11,697,517

Retailing 2.1%
Advance Auto Parts, Inc.	807	131,121
AutoNation, Inc. *	822	41,799
Best Buy Co., Inc.	2,795	200,765
CarMax, Inc. *	1,347	125,500
Dick's Sporting Goods, Inc.	1,020	39,709
Dollar General Corp.	239	38,321
Dollar Tree, Inc. *	1,658	183,043
Expedia Group, Inc.	275	37,581
Foot Locker, Inc.	1,685	73,314
Genuine Parts Co.	2,172	222,804
Kohl's Corp.	2,503	128,304
L Brands, Inc.	2,922	49,791
LKQ Corp. *	4,052	137,727
Macy's, Inc.	4,785	72,541
Penske Automotive Group, Inc.	516	25,140
Qurate Retail, Inc. Class A *	5,916	56,439
Target Corp.	7,281	778,412
The Gap, Inc.	3,343	54,357
The Home Depot, Inc.	7,312	1,715,249
Tiffany & Co.	1,865	232,211
Urban Outfitters, Inc. *	1,072	30,766
Williams-Sonoma, Inc.	973	64,987
		4,439,881

Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	4,903	522,807
Applied Materials, Inc.	6,686	362,782
Cree, Inc. *	1,508	71,977
Cypress Semiconductor Corp.	5,655	131,592
First Solar, Inc. *	1,258	65,152
Intel Corp.	68,383	3,865,691
Lam Research Corp.	273	73,994
Marvell Technology Group Ltd.	10,121	246,851
Maxim Integrated Products, Inc.	2,615	153,396
Microchip Technology, Inc.	2,566	241,948
Micron Technology, Inc. *	17,055	810,965
MKS Instruments, Inc.	830	89,823
Security	Number of Shares	Value ($)
ON Semiconductor Corp. *	6,276	128,030
Qorvo, Inc. *	1,818	147,004
Skyworks Solutions, Inc.	2,524	229,835
		7,141,847

Software & Services 1.5%
2U, Inc. *	543	9,733
Akamai Technologies, Inc. *	219	18,943
Alliance Data Systems Corp.	551	55,100
Amdocs Ltd.	2,075	135,290
Autodesk, Inc. *	774	114,057
CACI International, Inc., Class A *	381	85,249
Cerence, Inc. *	540	8,370
Ceridian HCM Holding, Inc. *	236	11,387
Citrix Systems, Inc.	218	23,731
Cognizant Technology Solutions Corp., Class A	7,821	476,612
CoreLogic, Inc. *	1,167	47,252
DXC Technology Co.	4,017	111,150
Dynatrace, Inc. *	104	2,104
Fidelity National Information Services, Inc.	3,649	480,792
International Business Machines Corp.	5,403	722,543
Jack Henry & Associates, Inc.	142	20,102
Leidos Holdings, Inc.	2,099	180,997
LogMeIn, Inc.	757	49,720
Medallia, Inc. *	65	1,890
Nuance Communications, Inc. *	4,412	72,004
Sabre Corp.	3,487	81,875
SolarWinds Corp. *	504	9,551
SS&C Technologies Holdings, Inc.	327	17,007
Symantec Corp.	8,916	203,998
The Western Union Co.	5,101	127,831
VeriSign, Inc. *	500	95,010
		3,162,298

Technology Hardware & Equipment 1.2%
Arrow Electronics, Inc. *	1,268	100,527
Avnet, Inc.	1,562	61,793
Ciena Corp. *	2,397	88,977
Coherent, Inc. *	370	55,100
CommScope Holding Co., Inc. *	2,875	32,200
Corning, Inc.	8,158	241,722
Dell Technologies, Inc., Class C *	656	34,696
Dolby Laboratories, Inc., Class A	839	53,973
EchoStar Corp., Class A *	715	27,885
F5 Networks, Inc. *	70	10,086
FLIR Systems, Inc.	1,898	97,861
Hewlett Packard Enterprise Co.	20,659	339,014
HP, Inc.	22,035	382,748
IPG Photonics Corp. *	504	67,677
Jabil, Inc.	1,793	66,018
Juniper Networks, Inc.	5,250	130,305
Littelfuse, Inc.	364	63,907
Motorola Solutions, Inc.	662	110,104
National Instruments Corp.	1,872	77,482
SYNNEX Corp.	638	75,118
Trimble, Inc. *	3,196	127,329
ViaSat, Inc. *	866	59,615
Western Digital Corp.	4,522	233,561
Xerox Holdings Corp.	2,844	96,497
		2,634,195

Telecommunication Services 4.2%
AT&T, Inc.	112,599	4,333,935
CenturyLink, Inc.	16,787	217,224

68
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
GCI Liberty, Inc., Class A *	1,520	106,370
Sprint Corp. *	8,799	54,642
T-Mobile US, Inc. *	2,300	190,118
Telephone & Data Systems, Inc.	1,560	40,700
United States Cellular Corp. *	248	9,231
Verizon Communications, Inc.	63,830	3,859,800
		8,812,020

Transportation 1.9%
Alaska Air Group, Inc.	997	69,222
AMERCO	136	55,085
American Airlines Group, Inc.	5,498	165,270
C.H. Robinson Worldwide, Inc.	493	37,291
Copa Holdings S.A., Class A	483	49,140
CSX Corp.	7,512	527,868
Delta Air Lines, Inc.	7,185	395,750
Expeditors International of Washington, Inc.	763	55,653
FedEx Corp.	3,720	567,895
Genesee & Wyoming, Inc., Class A *	714	79,275
JB Hunt Transport Services, Inc.	908	106,745
JetBlue Airways Corp. *	4,138	79,863
Kansas City Southern	1,546	217,646
Kirby Corp. *	909	71,956
Knight-Swift Transportation Holdings, Inc.	1,908	69,566
Landstar System, Inc.	50	5,658
Lyft, Inc., Class A *	474	19,643
Macquarie Infrastructure Corp.	1,130	48,748
Norfolk Southern Corp.	3,553	646,646
Old Dominion Freight Line, Inc.	572	104,150
Ryder System, Inc.	802	39,001
Schneider National, Inc., Class B	831	19,005
Southwest Airlines Co.	3,010	168,951
Uber Technologies, Inc. *(b)	2,497	78,656
United Airlines Holdings, Inc. *	2,832	257,259
XPO Logistics, Inc. *	593	45,305
		3,981,247

Utilities 6.8%
AES Corp.	10,241	174,609
Alliant Energy Corp.	3,678	196,185
Ameren Corp.	3,778	293,551
American Electric Power Co., Inc.	7,620	719,252
American Water Works Co., Inc.	2,784	343,184
Aqua America, Inc.	3,312	150,133
Atmos Energy Corp.	1,805	203,026
Avangrid, Inc.	868	43,443
CenterPoint Energy, Inc.	7,746	225,176
CMS Energy Corp.	4,342	277,541
Consolidated Edison, Inc.	5,129	472,996
Dominion Energy, Inc.	12,357	1,020,070
DTE Energy Co.	2,818	358,788
Duke Energy Corp.	11,227	1,058,257
Edison International	5,396	339,408
Entergy Corp.	3,066	372,458
Evergy, Inc.	3,626	231,738
Eversource Energy	4,996	418,365
Exelon Corp.	14,954	680,257
FirstEnergy Corp.	8,193	395,886
Hawaiian Electric Industries, Inc.	1,646	74,317
IDACORP, Inc.	766	82,437
MDU Resources Group, Inc.	2,994	86,497
National Fuel Gas Co.	1,249	56,592
NextEra Energy, Inc.	7,379	1,758,711
NiSource, Inc.	5,723	160,473
NRG Energy, Inc.	3,873	155,385
OGE Energy Corp.	3,072	132,280
Security	Number of Shares	Value ($)
PG&E Corp. *	8,077	49,835
Pinnacle West Capital Corp.	1,723	162,169
PPL Corp.	11,145	373,246
Public Service Enterprise Group, Inc.	7,779	492,489
Sempra Energy	4,232	611,566
The Southern Co.	16,041	1,005,129
UGI Corp.	3,200	152,544
Vistra Energy Corp.	6,502	175,749
WEC Energy Group, Inc.	4,866	459,350
Xcel Energy, Inc.	7,940	504,269
		14,467,361
Total Common Stock
(Cost $196,691,653)		211,402,342

Other Investment Companies 0.1% of net assets

Equity Funds 0.1%
iShares Russell 1000 Value ETF	1,100	143,077

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.75% (c)	99,345	99,345
Total Other Investment Companies
(Cost $242,598)		242,422

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 12/20/19	10	638,450	(34)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $90,270.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

69
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Aptiv plc	11,993	1,073,973
BorgWarner, Inc.	9,636	401,629
Gentex Corp.	11,858	332,617
Harley-Davidson, Inc.	7,265	282,681
Lear Corp.	2,834	333,760
The Goodyear Tire & Rubber Co.	10,888	172,793
Thor Industries, Inc.	2,440	154,354
		2,751,807

Banks 4.2%
Associated Banc-Corp.	7,509	151,006
Bank of Hawaii Corp.	1,891	165,103
Bank OZK	5,665	158,960
BankUnited, Inc.	4,383	150,337
BOK Financial Corp.	1,486	114,645
CIT Group, Inc.	4,411	189,188
Citizens Financial Group, Inc.	20,780	730,625
Comerica, Inc.	6,939	453,949
Commerce Bancshares, Inc.	4,627	297,794
Cullen/Frost Bankers, Inc.	2,632	237,091
East West Bancorp, Inc.	6,739	289,238
F.N.B. Corp.	15,095	182,046
Fifth Third Bancorp	34,158	993,315
First Citizens BancShares, Inc., Class A	340	167,253
First Hawaiian, Inc.	6,201	169,473
First Horizon National Corp.	14,527	231,996
First Republic Bank	7,748	824,077
Huntington Bancshares, Inc.	48,441	684,471
KeyCorp	46,785	840,726
LendingTree, Inc. *	354	127,387
M&T Bank Corp.	6,207	971,582
MGIC Investment Corp.	16,508	226,325
New York Community Bancorp, Inc.	21,038	245,093
PacWest Bancorp	5,495	203,260
People's United Financial, Inc.	20,499	331,469
Pinnacle Financial Partners, Inc.	3,492	205,399
Popular, Inc.	4,431	241,312
Prosperity Bancshares, Inc.	4,241	292,714
Regions Financial Corp.	46,523	749,020
Signature Bank	2,505	296,392
Sterling Bancorp	9,425	185,201
SunTrust Banks, Inc.	20,634	1,410,128
SVB Financial Group *	2,417	535,317
Synovus Financial Corp.	6,842	231,738
TCF Financial Corp.	7,090	280,693
Texas Capital Bancshares, Inc. *	2,304	124,554
TFS Financial Corp.	2,354	45,338
Umpqua Holdings Corp.	10,340	163,579
Webster Financial Corp.	4,264	188,042
Western Alliance Bancorp	4,511	222,528
Wintrust Financial Corp.	2,616	166,953
Zions Bancorp NA	8,088	392,025
		14,867,342

Security	Number of Shares	Value ($)
Capital Goods 9.2%
A.O. Smith Corp.	6,284	312,189
Acuity Brands, Inc.	1,843	229,988
AECOM *	7,228	289,192
AGCO Corp.	2,961	227,079
Air Lease Corp.	4,858	213,655
Allegion plc	4,374	507,559
Allison Transmission Holdings, Inc.	5,153	224,722
AMETEK, Inc.	10,587	970,299
Arconic, Inc.	18,177	499,322
Armstrong World Industries, Inc.	2,280	213,248
BWX Technologies, Inc.	4,410	256,221
Carlisle Cos., Inc.	2,623	399,404
Colfax Corp. *	4,367	146,731
Crane Co.	2,342	179,210
Cummins, Inc.	7,165	1,235,819
Curtiss-Wright Corp.	1,976	267,254
Donaldson Co., Inc.	5,927	312,590
Dover Corp.	6,730	699,180
Fastenal Co.	26,623	956,831
Flowserve Corp.	6,075	296,703
Fluor Corp.	6,419	103,410
Fortive Corp.	13,760	949,440
Fortune Brands Home & Security, Inc.	6,458	387,803
Gardner Denver Holdings, Inc. *	6,168	196,327
Gates Industrial Corp. plc *	2,005	20,050
Graco, Inc.	7,641	345,373
GrafTech International Ltd.	2,866	34,621
HD Supply Holdings, Inc. *	7,918	313,078
HEICO Corp.	1,809	223,122
HEICO Corp., Class A	3,559	339,066
Hexcel Corp.	3,930	293,257
Hubbell, Inc.	2,514	356,234
Huntington Ingalls Industries, Inc.	1,886	425,595
IDEX Corp.	3,522	547,777
Ingersoll-Rand plc	11,216	1,423,198
ITT, Inc.	4,082	242,675
Jacobs Engineering Group, Inc.	6,146	575,143
L3Harris Technologies, Inc.	10,288	2,122,517
Lennox International, Inc.	1,634	404,186
Lincoln Electric Holdings, Inc.	2,739	245,332
Masco Corp.	13,439	621,554
MSC Industrial Direct Co., Inc., Class A	2,045	149,714
Nordson Corp.	2,672	418,996
nVent Electric plc	7,084	163,357
Oshkosh Corp.	3,162	269,972
Owens Corning	5,003	306,584
PACCAR, Inc.	15,800	1,201,748
Parker-Hannifin Corp.	5,965	1,094,518
Pentair plc	7,762	321,890
Quanta Services, Inc.	6,573	276,395
Regal Beloit Corp.	1,956	144,842
Resideo Technologies, Inc. *	5,633	53,683
Rockwell Automation, Inc.	5,431	934,078
Sensata Technologies Holding plc *	7,362	376,861
Snap-on, Inc.	2,558	416,110
Spirit AeroSystems Holdings, Inc., Class A	4,807	393,309
Stanley Black & Decker, Inc.	7,057	1,067,936

70
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Teledyne Technologies, Inc. *	1,668	549,773
Textron, Inc.	10,751	495,514
The Middleby Corp. *	2,571	310,962
The Timken Co.	3,142	153,958
The Toro Co.	4,942	381,176
TransDigm Group, Inc.	2,291	1,205,707
Trinity Industries, Inc.	4,962	98,148
United Rentals, Inc. *	3,584	478,715
Univar Solutions, Inc. *	7,364	158,031
Valmont Industries, Inc.	985	135,132
W.W. Grainger, Inc.	2,039	629,725
WABCO Holdings, Inc. *	2,371	319,184
Wabtec Corp.	8,363	580,141
Watsco, Inc.	1,509	266,037
WESCO International, Inc. *	1,995	100,049
Woodward, Inc.	2,547	271,663
Xylem, Inc.	8,319	637,984
		32,968,846

Commercial & Professional Services 2.6%
ADT, Inc. (a)	5,316	41,146
Cintas Corp.	3,896	1,046,738
Clean Harbors, Inc. *	2,406	198,399
Copart, Inc. *	9,199	760,205
CoStar Group, Inc. *	1,675	920,446
Equifax, Inc.	5,604	766,123
IAA, Inc. *	6,188	236,072
IHS Markit Ltd. *	18,439	1,291,099
KAR Auction Services, Inc.	6,110	151,895
ManpowerGroup, Inc.	2,773	252,121
Nielsen Holdings plc	16,459	331,813
Republic Services, Inc.	9,926	868,624
Robert Half International, Inc.	5,374	307,769
Rollins, Inc.	6,587	251,031
Stericycle, Inc. *	4,156	239,386
TransUnion	8,715	720,033
Verisk Analytics, Inc.	7,434	1,075,700
		9,458,600

Consumer Durables & Apparel 2.7%
Brunswick Corp.	3,940	229,466
Capri Holdings Ltd. *	6,636	206,181
Carter's, Inc.	2,057	206,194
Columbia Sportswear Co.	1,370	123,917
D.R. Horton, Inc.	15,843	829,698
Garmin Ltd.	6,735	631,406
Hanesbrands, Inc.	16,692	253,885
Hasbro, Inc.	5,405	525,961
Leggett & Platt, Inc.	6,090	312,417
Lennar Corp., B Shares	771	36,252
Lennar Corp., Class A	13,049	777,720
lululemon Athletica, Inc. *	5,498	1,123,076
Mattel, Inc. *	16,024	191,327
Mohawk Industries, Inc. *	2,758	395,442
Newell Brands, Inc.	17,599	333,853
NVR, Inc. *	151	549,125
Polaris, Inc.	2,679	264,283
PulteGroup, Inc.	11,876	466,014
PVH Corp.	3,450	300,702
Ralph Lauren Corp.	2,395	230,064
Skechers U.S.A., Inc., Class A *	6,115	228,518
Tapestry, Inc.	13,301	343,964
Tempur Sealy International, Inc. *	2,153	195,815
Toll Brothers, Inc.	6,208	246,892
Under Armour, Inc., Class A *	8,716	179,985
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	8,947	165,520
Whirlpool Corp.	2,879	437,953
		9,785,630

Consumer Services 3.3%
Aramark	11,389	498,383
Bright Horizons Family Solutions, Inc. *	2,681	398,182
Caesars Entertainment Corp. *	26,383	323,983
Chipotle Mexican Grill, Inc. *	1,190	926,010
Choice Hotels International, Inc.	1,567	138,648
Darden Restaurants, Inc.	5,714	641,511
Domino's Pizza, Inc.	1,912	519,338
Dunkin' Brands Group, Inc.	3,831	301,193
Extended Stay America, Inc.	8,616	122,433
frontdoor, Inc. *	3,958	190,894
Graham Holdings Co., Class B	193	121,524
Grand Canyon Education, Inc. *	2,216	203,783
H&R Block, Inc.	9,478	236,855
Hilton Grand Vacations, Inc. *	4,016	139,476
Hilton Worldwide Holdings, Inc.	13,188	1,278,709
Hyatt Hotels Corp., Class A	1,741	130,122
International Game Technology plc	4,484	59,368
MGM Resorts International	23,426	667,641
Norwegian Cruise Line Holdings Ltd. *	9,993	507,245
Planet Fitness, Inc., Class A *	3,964	252,348
Royal Caribbean Cruises Ltd.	7,988	869,334
Service Corp. International	8,262	375,756
ServiceMaster Global Holdings, Inc. *	6,311	254,838
Six Flags Entertainment Corp.	3,713	156,652
The Wendy's Co.	8,647	183,144
Vail Resorts, Inc.	1,872	434,997
Wyndham Destinations, Inc.	4,258	197,614
Wyndham Hotels & Resorts, Inc.	4,459	240,652
Wynn Resorts Ltd.	4,548	551,854
Yum China Holdings, Inc.	16,886	717,655
		11,640,142

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	2,349	187,638
AGNC Investment Corp.	25,550	435,628
Ally Financial, Inc.	18,210	557,772
Ameriprise Financial, Inc.	6,090	918,920
Annaly Capital Management, Inc.	67,737	608,278
AXA Equitable Holdings, Inc.	13,620	294,192
BGC Partners, Inc., Class A	13,335	69,342
Cboe Global Markets, Inc.	5,142	592,101
Chimera Investment Corp.	8,743	177,133
Credit Acceptance Corp. *	487	213,213
Discover Financial Services	14,808	1,188,490
E*TRADE Financial Corp.	11,184	467,379
Eaton Vance Corp.	5,209	237,530
Evercore, Inc., Class A	1,860	136,970
FactSet Research Systems, Inc.	1,747	442,899
Franklin Resources, Inc.	13,036	359,142
Interactive Brokers Group, Inc., Class A	3,488	165,924
Invesco Ltd.	18,302	307,840
Janus Henderson Group plc	7,521	173,961
Jefferies Financial Group, Inc.	12,344	230,463
Lazard Ltd., Class A	4,836	180,528
Legg Mason, Inc.	4,026	150,009
LPL Financial Holdings, Inc.	3,801	307,273
MarketAxess Holdings, Inc.	1,710	630,289
MFA Financial, Inc.	20,900	158,631
Morningstar, Inc.	922	149,217
MSCI, Inc.	3,831	898,599
Nasdaq, Inc.	5,385	537,261

71
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Navient Corp.	9,324	128,392
New Residential Investment Corp.	19,206	304,223
Northern Trust Corp.	9,203	917,355
OneMain Holdings, Inc.	2,984	119,360
Raymond James Financial, Inc.	5,776	482,238
Santander Consumer USA Holdings, Inc.	4,822	120,936
SEI Investments Co.	5,980	358,322
SLM Corp.	19,993	168,741
Starwood Property Trust, Inc.	12,618	310,403
State Street Corp.	17,353	1,146,513
Synchrony Financial	30,878	1,092,155
T. Rowe Price Group, Inc.	10,741	1,243,808
Two Harbors Investment Corp.	12,725	176,496
Virtu Financial, Inc., Class A	2,366	40,127
Voya Financial, Inc.	6,530	352,359
		17,738,050

Energy 3.6%
Antero Midstream Corp. (a)	10,353	66,673
Antero Resources Corp. *	12,263	30,658
Apache Corp.	17,495	378,942
Apergy Corp. *	3,561	89,630
Baker Hughes Co.	29,370	628,518
Cabot Oil & Gas Corp.	19,135	356,676
Centennial Resource Development, Inc., Class A *	8,318	28,281
Cheniere Energy, Inc. *	10,816	665,725
Chesapeake Energy Corp. *(a)	60,125	80,568
Cimarex Energy Co.	4,661	196,787
Concho Resources, Inc.	9,261	625,303
Continental Resources, Inc. *	3,977	117,202
Devon Energy Corp.	18,830	381,872
Diamondback Energy, Inc.	7,646	655,721
EQT Corp.	11,957	128,418
Equitrans Midstream Corp.	9,575	133,284
Halliburton Co.	40,503	779,683
Helmerich & Payne, Inc.	4,986	186,975
Hess Corp.	12,530	823,848
HollyFrontier Corp.	7,105	390,349
Kosmos Energy Ltd.	16,705	103,571
Marathon Oil Corp.	37,439	431,672
Murphy Oil Corp.	7,069	145,833
National Oilwell Varco, Inc.	18,009	407,364
Noble Energy, Inc.	22,087	425,396
ONEOK, Inc.	19,145	1,336,895
Parsley Energy, Inc., Class A	12,530	198,099
Patterson-UTI Energy, Inc.	9,157	76,186
PBF Energy, Inc., Class A	5,570	179,800
Pioneer Natural Resources Co.	7,805	960,171
Range Resources Corp.	9,523	38,378
Targa Resources Corp.	10,673	414,966
The Williams Cos., Inc.	56,524	1,261,050
Transocean Ltd. *	27,228	129,333
WPX Energy, Inc. *	19,552	195,129
		13,048,956

Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	1,699	290,206
Grocery Outlet Holding Corp. *	1,477	47,116
Sprouts Farmers Market, Inc. *	5,397	104,756
The Kroger Co.	37,024	912,271
U.S. Foods Holding Corp. *	10,122	401,540
		1,755,889

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.8%
Archer-Daniels-Midland Co.	25,954	1,091,106
Beyond Meat, Inc. *	604	51,008
Brown-Forman Corp., Class A	2,095	130,204
Brown-Forman Corp., Class B	8,008	524,684
Bunge Ltd.	6,435	347,490
Campbell Soup Co.	7,818	362,052
ConAgra Brands, Inc.	22,400	605,920
Flowers Foods, Inc.	9,143	198,586
Hormel Foods Corp.	12,906	527,726
Ingredion, Inc.	3,103	245,137
Kellogg Co.	11,434	726,402
Lamb Weston Holdings, Inc.	6,807	531,218
McCormick & Co., Inc. - Non Voting Shares	5,716	918,504
Molson Coors Brewing Co., Class B	8,107	427,401
Pilgrim's Pride Corp. *	2,437	73,987
Post Holdings, Inc. *	3,008	309,523
Seaboard Corp.	12	50,629
The Hain Celestial Group, Inc. *	4,226	99,903
The Hershey Co.	6,725	987,701
The JM Smucker Co.	5,104	539,391
TreeHouse Foods, Inc. *	2,604	140,668
Tyson Foods, Inc., Class A	13,401	1,109,469
		9,998,709

Health Care Equipment & Services 6.0%
ABIOMED, Inc. *	2,056	426,784
Acadia Healthcare Co., Inc. *	3,982	119,420
Align Technology, Inc. *	3,691	931,202
AmerisourceBergen Corp.	7,046	601,587
Cantel Medical Corp.	1,746	127,266
Cardinal Health, Inc.	13,903	687,503
Centene Corp. *	19,068	1,012,129
Cerner Corp.	14,756	990,423
Change Healthcare, Inc. *	2,152	28,449
Chemed Corp.	722	284,403
Covetrus, Inc. *	4,460	44,221
DaVita, Inc. *	5,679	332,789
DENTSPLY SIRONA, Inc.	10,354	567,192
DexCom, Inc. *	4,225	651,664
Encompass Health Corp.	4,535	290,331
Guardant Health, Inc. *	1,719	119,471
Henry Schein, Inc. *	6,935	434,027
Hill-Rom Holdings, Inc.	3,100	324,539
Hologic, Inc. *	12,430	600,493
ICU Medical, Inc. *	903	145,934
IDEXX Laboratories, Inc. *	3,956	1,127,500
Insulet Corp. *	2,769	402,391
Integra LifeSciences Holdings Corp. *	3,304	191,830
Laboratory Corp. of America Holdings *	4,557	750,857
Masimo Corp. *	2,183	318,260
McKesson Corp.	8,615	1,145,795
MEDNAX, Inc. *	3,811	83,690
Molina Healthcare, Inc. *	2,912	342,568
Penumbra, Inc. *	1,465	228,496
Premier, Inc., Class A *	2,387	77,768
Quest Diagnostics, Inc.	6,262	634,028
ResMed, Inc.	6,609	977,603
Steris plc	3,892	550,990
Teleflex, Inc.	2,148	746,237
The Cooper Cos., Inc.	2,266	659,406
Universal Health Services, Inc., Class B	3,676	505,303
Varian Medical Systems, Inc. *	4,234	511,510
Veeva Systems, Inc., Class A *	6,033	855,660
WellCare Health Plans, Inc. *	2,336	692,858

72
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	3,403	489,488
Zimmer Biomet Holdings, Inc.	9,553	1,320,511
		21,332,576

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	11,465	801,862
Coty, Inc., Class A	13,286	155,313
Energizer Holdings, Inc.	2,948	125,260
Herbalife Nutrition Ltd. *	4,771	213,121
Nu Skin Enterprises, Inc., Class A	2,540	113,233
Spectrum Brands Holdings, Inc.	1,974	99,115
The Clorox Co.	5,865	866,202
		2,374,106

Insurance 4.0%
Alleghany Corp. *	651	506,667
American Financial Group, Inc.	3,411	354,880
American National Insurance Co.	348	41,753
Arch Capital Group Ltd. *	17,864	746,001
Arthur J. Gallagher & Co.	8,570	781,755
Assurant, Inc.	2,841	358,165
Assured Guaranty Ltd.	4,496	210,952
Athene Holding Ltd., Class A *	6,786	294,173
Axis Capital Holdings Ltd.	3,838	228,092
Brighthouse Financial, Inc. *	5,215	196,918
Brown & Brown, Inc.	10,946	412,445
Cincinnati Financial Corp.	7,088	802,433
CNA Financial Corp.	1,307	58,606
Erie Indemnity Co., Class A	1,146	211,173
Everest Re Group Ltd.	1,877	482,558
Fidelity National Financial, Inc.	12,295	563,603
First American Financial Corp.	5,063	312,792
Globe Life, Inc.	5,027	489,278
Kemper Corp.	2,919	209,818
Lincoln National Corp.	9,303	525,434
Loews Corp.	12,242	599,858
Markel Corp. *	632	740,072
Mercury General Corp.	1,252	60,171
Old Republic International Corp.	13,081	292,230
Primerica, Inc.	1,927	243,149
Principal Financial Group, Inc.	12,829	684,812
Reinsurance Group of America, Inc.	2,915	473,600
RenaissanceRe Holdings Ltd.	2,033	380,537
The Hanover Insurance Group, Inc.	1,836	241,820
The Hartford Financial Services Group, Inc.	16,780	957,802
Unum Group	9,647	265,678
W. R. Berkley Corp.	6,699	468,260
White Mountains Insurance Group Ltd.	144	154,224
Willis Towers Watson plc	6,009	1,123,082
		14,472,791

Materials 5.1%
Albemarle Corp.	4,875	296,107
Alcoa Corp. *	8,707	181,019
AptarGroup, Inc.	2,965	350,315
Ardagh Group S.A.	799	14,917
Ashland Global Holdings, Inc.	2,801	216,713
Avery Dennison Corp.	3,925	501,850
Axalta Coating Systems Ltd. *	9,645	284,431
Ball Corp.	15,389	1,076,768
Berry Global Group, Inc. *	6,125	254,249
Cabot Corp.	2,678	116,734
Celanese Corp.	5,728	693,947
CF Industries Holdings, Inc.	10,153	460,439
Corteva, Inc. *	34,949	921,955
Security	Number of Shares	Value ($)
Crown Holdings, Inc. *	6,050	440,682
Domtar Corp.	2,962	107,787
Eagle Materials, Inc.	1,950	178,113
Eastman Chemical Co.	6,375	484,755
Element Solutions, Inc. *	10,651	115,670
FMC Corp.	6,119	559,888
Freeport-McMoRan, Inc.	67,298	660,866
Graphic Packaging Holding Co.	13,712	214,730
Huntsman Corp.	10,147	224,553
International Flavors & Fragrances, Inc.	4,961	605,292
International Paper Co.	18,327	800,523
Martin Marietta Materials, Inc.	2,909	761,896
NewMarket Corp.	316	153,415
Newmont Goldcorp Corp.	38,084	1,513,077
Nucor Corp.	14,208	765,101
Olin Corp.	7,629	139,916
Owens-Illinois, Inc.	7,356	62,526
Packaging Corp. of America	4,342	475,275
Reliance Steel & Aluminum Co.	3,020	350,441
Royal Gold, Inc.	3,046	351,630
RPM International, Inc.	5,952	431,103
Sealed Air Corp.	7,215	301,371
Silgan Holdings, Inc.	3,566	109,726
Sonoco Products Co.	4,604	265,651
Steel Dynamics, Inc.	9,733	295,494
The Chemours Co.	7,697	126,308
The Mosaic Co.	16,304	324,124
The Scotts Miracle-Gro Co.	1,843	185,019
United States Steel Corp. (a)	7,918	91,136
Valvoline, Inc.	8,792	187,621
Vulcan Materials Co.	6,117	873,936
W.R. Grace & Co.	2,677	177,887
Westlake Chemical Corp.	1,625	102,684
WestRock Co.	11,877	443,843
		18,251,483

Media & Entertainment 3.8%
Altice USA, Inc., Class A *	14,596	451,746
AMC Networks, Inc., Class A *	1,935	84,269
Cable One, Inc.	203	269,050
CBS Corp., Class B - Non Voting Shares	15,411	555,412
Cinemark Holdings, Inc.	4,995	182,817
Discovery, Inc., Class A *	7,255	195,559
Discovery, Inc., Class C *	16,255	410,276
DISH Network Corp., Class A *	10,847	372,920
Fox Corp., Class A	16,377	524,719
Fox Corp., Class B *	7,541	235,581
IAC/InterActiveCorp *	3,464	787,194
John Wiley & Sons, Inc., Class A	2,008	92,509
Liberty Broadband Corp., Class A *	1,132	133,565
Liberty Broadband Corp., Class C *	4,923	581,259
Liberty Media Corp. - Liberty Formula One, Class A *	1,187	47,990
Liberty Media Corp. - Liberty Formula One, Class C *	9,163	389,428
Liberty Media Corp. - Liberty SiriusXM, Class A *	3,959	177,799
Liberty Media Corp. - Liberty SiriusXM, Class C *	7,144	322,837
Lions Gate Entertainment Corp., Class A *	2,252	17,994
Lions Gate Entertainment Corp., Class B *	5,149	38,566
Live Nation Entertainment, Inc. *	6,022	424,551
Match Group, Inc. (a)	2,560	186,854
News Corp., Class A	17,942	245,985
News Corp., Class B	5,587	78,888
Nexstar Media Group, Inc., Class A	2,086	202,947
Omnicom Group, Inc.	10,053	775,991

73
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Roku, Inc. *	3,972	584,678
Sinclair Broadcast Group, Inc., Class A	2,807	111,831
Sirius XM Holdings, Inc.	63,874	429,233
Spotify Technology S.A. *	5,494	792,784
Take-Two Interactive Software, Inc. *	5,224	628,708
The Interpublic Group of Cos., Inc.	17,936	390,108
The Madison Square Garden Co., Class A *	864	230,619
The New York Times Co., Class A	7,555	233,450
TripAdvisor, Inc. *	4,918	198,687
Twitter, Inc. *	35,066	1,050,928
Viacom, Inc., Class A	423	10,106
Viacom, Inc., Class B	16,481	355,330
World Wrestling Entertainment, Inc., Class A	2,071	116,059
Zillow Group, Inc., Class A *	2,584	83,696
Zillow Group, Inc., Class C *	5,753	187,375
Zynga, Inc., Class A *	39,427	243,265
		13,433,563

Pharmaceuticals, Biotechnology & Life Sciences 3.8%
Adaptive Biotechnologies Corp. *	733	19,106
Agilent Technologies, Inc.	14,438	1,093,678
Agios Pharmaceuticals, Inc. *	2,411	72,523
Alkermes plc *	7,316	142,881
Alnylam Pharmaceuticals, Inc. *	4,936	428,149
Avantor, Inc. *	10,970	155,884
Bio-Rad Laboratories, Inc., Class A *	984	326,314
Bio-Techne Corp.	1,753	364,922
BioMarin Pharmaceutical, Inc. *	8,341	610,645
Bluebird Bio, Inc. *	2,565	207,765
Bruker Corp.	4,772	212,354
Catalent, Inc. *	6,718	326,831
Charles River Laboratories International, Inc. *	2,237	290,765
Elanco Animal Health, Inc. *	17,399	470,121
Exact Sciences Corp. *	5,940	516,780
Exelixis, Inc. *	13,913	214,956
Horizon Therapeutics plc *	8,549	247,152
Incyte Corp. *	8,257	692,927
Ionis Pharmaceuticals, Inc. *	5,952	331,645
IQVIA Holdings, Inc. *	8,361	1,207,496
Jazz Pharmaceuticals plc *	2,565	322,241
Mettler-Toledo International, Inc. *	1,140	803,632
Moderna, Inc. *	9,578	160,431
Mylan N.V. *	23,868	457,072
Nektar Therapeutics *	7,895	135,202
Neurocrine Biosciences, Inc. *	4,211	418,952
PerkinElmer, Inc.	5,134	441,319
Perrigo Co., plc	5,850	310,167
PRA Health Sciences, Inc. *	2,883	281,698
QIAGEN N.V. *	10,248	305,493
Sage Therapeutics, Inc. *	2,358	319,863
Sarepta Therapeutics, Inc. *	3,272	271,772
Seattle Genetics, Inc. *	5,346	574,160
United Therapeutics Corp. *	2,025	181,926
Waters Corp. *	3,086	653,059
		13,569,881

Real Estate 10.2%
Alexandria Real Estate Equities, Inc.	5,201	825,659
American Campus Communities, Inc.	6,354	317,573
American Homes 4 Rent, Class A	11,935	315,919
Americold Realty Trust	8,870	355,598
Apartment Investment & Management Co., Class A	6,841	375,434
Apple Hospitality REIT, Inc.	9,768	160,977
AvalonBay Communities, Inc.	6,484	1,411,307
Security	Number of Shares	Value ($)
Boston Properties, Inc.	7,206	988,663
Brandywine Realty Trust	8,070	123,310
Brixmor Property Group, Inc.	13,795	303,766
Brookfield Property REIT, Inc., Class A	3,445	65,111
Camden Property Trust	4,330	495,222
CBRE Group, Inc., Class A *	15,605	835,648
Colony Capital, Inc.	22,025	123,340
Columbia Property Trust, Inc.	5,339	109,556
CoreSite Realty Corp.	1,709	200,808
Corporate Office Properties Trust	5,250	155,610
Cousins Properties, Inc.	6,774	271,841
CubeSmart	8,908	282,384
CyrusOne, Inc.	5,221	372,153
Digital Realty Trust, Inc.	9,675	1,229,112
Douglas Emmett, Inc.	7,681	332,741
Duke Realty Corp.	16,779	589,614
Empire State Realty Trust, Inc., Class A	6,779	98,092
EPR Properties	3,580	278,488
Equity Commonwealth	5,630	181,173
Equity LifeStyle Properties, Inc.	8,088	565,675
Equity Residential	17,027	1,509,614
Essex Property Trust, Inc.	3,045	996,111
Extra Space Storage, Inc.	5,769	647,686
Federal Realty Investment Trust	3,463	471,003
Gaming & Leisure Properties, Inc.	9,451	381,442
HCP, Inc.	22,922	862,326
Healthcare Trust of America, Inc., Class A	9,478	293,818
Highwoods Properties, Inc.	4,728	221,270
Host Hotels & Resorts, Inc.	33,711	552,523
Hudson Pacific Properties, Inc.	7,072	254,026
Invitation Homes, Inc.	22,239	684,739
Iron Mountain, Inc.	13,281	435,617
JBG SMITH Properties	5,700	229,482
Jones Lang LaSalle, Inc.	2,399	351,501
Kilroy Realty Corp.	4,625	388,176
Kimco Realty Corp.	18,836	406,104
Lamar Advertising Co., Class A	3,940	315,239
Liberty Property Trust	7,249	428,198
Life Storage, Inc.	2,151	234,287
Medical Properties Trust, Inc.	20,637	427,805
Mid-America Apartment Communities, Inc.	5,274	733,033
National Retail Properties, Inc.	7,525	443,298
Omega Healthcare Investors, Inc.	9,943	437,890
Outfront Media, Inc.	6,694	176,119
Paramount Group, Inc.	9,326	125,621
Park Hotels & Resorts, Inc.	11,076	257,517
Rayonier, Inc.	6,073	163,850
Realty Income Corp.	14,821	1,212,210
Regency Centers Corp.	7,718	518,958
Retail Properties of America, Inc., Class A	9,976	137,270
SBA Communications Corp.	5,222	1,256,674
Service Properties Trust	7,517	190,180
SITE Centers Corp.	6,372	98,957
SL Green Realty Corp.	3,806	318,182
Spirit Realty Capital, Inc.	4,175	208,082
STORE Capital Corp.	9,843	398,642
Sun Communities, Inc.	4,116	669,467
Taubman Centers, Inc.	2,691	96,284
The Howard Hughes Corp. *	1,864	208,432
The Macerich Co.	6,586	181,115
UDR, Inc.	13,507	678,727
Ventas, Inc.	17,339	1,128,769
VEREIT, Inc.	49,167	483,803
VICI Properties, Inc.	21,502	506,372
Vornado Realty Trust	8,059	528,912
Weingarten Realty Investors	5,630	178,640
Welltower, Inc.	18,870	1,711,320

74
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Weyerhaeuser Co.	34,696	1,013,470
WP Carey, Inc.	7,847	722,395
		36,239,930

Retailing 4.6%
Advance Auto Parts, Inc.	3,200	519,936
AutoNation, Inc. *	2,535	128,905
AutoZone, Inc. *	1,137	1,301,160
Best Buy Co., Inc.	10,681	767,216
Burlington Stores, Inc. *	3,041	584,389
CarMax, Inc. *	7,709	718,247
Carvana Co. *	2,057	166,782
Dick's Sporting Goods, Inc.	3,067	119,398
Dollar General Corp.	12,076	1,936,266
Dollar Tree, Inc. *	10,972	1,211,309
Etsy, Inc. *	5,532	246,119
Expedia Group, Inc.	6,443	880,500
Five Below, Inc. *	2,538	317,529
Floor & Decor Holdings, Inc., Class A *	3,176	145,556
Foot Locker, Inc.	5,105	222,119
Genuine Parts Co.	6,540	670,873
GrubHub, Inc. *	4,256	144,959
Kohl's Corp.	7,596	389,371
L Brands, Inc.	10,639	181,289
LKQ Corp. *	14,260	484,697
Macy's, Inc.	14,382	218,031
Nordstrom, Inc.	5,047	181,187
O'Reilly Automotive, Inc. *	3,509	1,528,205
Ollie's Bargain Outlet Holdings, Inc. *	2,469	157,720
Penske Automotive Group, Inc.	1,580	76,978
Pool Corp.	1,800	373,320
Qurate Retail, Inc. Class A *	17,838	170,174
The Gap, Inc.	10,164	165,267
Tiffany & Co.	5,631	701,116
Tractor Supply Co.	5,543	526,696
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,619	610,620
Urban Outfitters, Inc. *	3,245	93,131
Wayfair, Inc., Class A *	2,885	237,234
Williams-Sonoma, Inc.	3,637	242,915
		16,419,214

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	46,674	1,583,649
Cree, Inc. *	4,906	234,163
Cypress Semiconductor Corp.	17,203	400,314
Entegris, Inc.	6,226	298,848
First Solar, Inc. *	3,835	198,615
KLA Corp.	7,424	1,254,953
Lam Research Corp.	6,726	1,823,015
Marvell Technology Group Ltd.	30,441	742,456
Maxim Integrated Products, Inc.	12,662	742,753
Microchip Technology, Inc.	10,834	1,021,538
MKS Instruments, Inc.	2,512	271,849
Monolithic Power Systems, Inc.	1,943	291,294
ON Semiconductor Corp. *	18,887	385,295
Qorvo, Inc. *	5,483	443,355
Skyworks Solutions, Inc.	8,010	729,391
Teradyne, Inc.	7,955	487,005
Universal Display Corp.	1,978	395,956
Xilinx, Inc.	11,845	1,074,815
		12,379,264

Software & Services 9.8%
2U, Inc. *	2,609	46,766
Akamai Technologies, Inc. *	7,480	647,020
Security	Number of Shares	Value ($)
Alliance Data Systems Corp.	1,870	187,000
Alteryx, Inc., Class A *	2,095	191,693
Amdocs Ltd.	6,319	411,999
Anaplan, Inc. *	3,891	183,655
ANSYS, Inc. *	3,895	857,484
Aspen Technology, Inc. *	3,220	370,654
Atlassian Corp. plc, Class A *	4,912	593,320
Avalara, Inc. *	2,148	152,508
Black Knight, Inc. *	6,701	430,204
Booz Allen Hamilton Holding Corp.	6,352	446,990
Broadridge Financial Solutions, Inc.	5,300	663,666
CACI International, Inc., Class A *	1,140	255,075
Cadence Design Systems, Inc. *	12,957	846,740
CDK Global, Inc.	5,630	284,540
Cerence, Inc. *	1,642	25,451
Ceridian HCM Holding, Inc. *	3,780	182,385
Citrix Systems, Inc.	5,840	635,742
CoreLogic, Inc. *	3,763	152,364
Coupa Software, Inc. *	2,840	390,472
DocuSign, Inc. *	7,110	470,611
Dropbox, Inc., Class A *	9,879	195,802
DXC Technology Co.	12,140	335,914
Dynatrace, Inc. *	1,638	33,137
Elastic N.V. *	2,086	150,213
EPAM Systems, Inc. *	2,416	425,119
Euronet Worldwide, Inc. *	2,315	324,262
Fair Isaac Corp. *	1,323	402,245
FireEye, Inc. *	9,248	146,488
Fiserv, Inc. *	26,286	2,789,996
FleetCor Technologies, Inc. *	3,968	1,167,465
Fortinet, Inc. *	6,654	542,700
Gartner, Inc. *	4,054	624,640
Genpact Ltd.	8,136	318,687
Global Payments, Inc.	13,884	2,348,895
GoDaddy, Inc., Class A *	8,206	533,636
Guidewire Software, Inc. *	3,805	428,976
HubSpot, Inc. *	1,845	286,159
Jack Henry & Associates, Inc.	3,571	505,511
Leidos Holdings, Inc.	6,352	547,733
LogMeIn, Inc.	2,307	151,524
Manhattan Associates, Inc. *	2,984	223,651
Medallia, Inc. *	700	20,356
MongoDB, Inc. *	1,946	248,640
New Relic, Inc. *	2,330	149,260
Nuance Communications, Inc. *	13,358	218,003
Nutanix, Inc., Class A *	6,548	191,333
Okta, Inc. *	4,742	517,210
Pagerduty, Inc. *	476	10,943
Palo Alto Networks, Inc. *	4,366	992,785
Paychex, Inc.	14,947	1,250,167
Paycom Software, Inc. *	2,291	484,615
Paylocity Holding Corp. *	1,511	155,029
Pegasystems, Inc.	1,760	132,370
Pluralsight, Inc., Class A *	2,807	50,751
Proofpoint, Inc. *	2,543	293,386
PTC, Inc. *	4,819	322,439
RealPage, Inc. *	3,692	223,551
RingCentral, Inc., Class A *	3,313	535,116
Sabre Corp.	12,760	299,605
Smartsheet, Inc., Class A *	4,066	160,200
SolarWinds Corp. *	2,048	38,810
Splunk, Inc. *	6,991	838,640
Square, Inc., Class A *	15,798	970,471
SS&C Technologies Holdings, Inc.	10,288	535,079
Switch, Inc., Class A	2,683	39,628
Symantec Corp.	27,017	618,149
Synopsys, Inc. *	6,935	941,426
Teradata Corp. *	5,319	159,198

75
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
The Trade Desk, Inc., Class A *	1,797	360,838
The Western Union Co.	19,717	494,108
Twilio, Inc., Class A *	5,583	539,094
Tyler Technologies, Inc. *	1,756	471,521
VeriSign, Inc. *	4,893	929,768
WEX, Inc. *	2,007	379,684
Zendesk, Inc. *	5,114	361,304
Zscaler, Inc. *	2,859	125,739
		34,968,308

Technology Hardware & Equipment 4.0%
Amphenol Corp., Class A	13,589	1,363,384
Arista Networks, Inc. *	2,768	676,970
Arrow Electronics, Inc. *	3,834	303,959
Avnet, Inc.	4,733	187,237
CDW Corp.	6,746	862,881
Ciena Corp. *	7,189	266,856
Cognex Corp.	7,653	394,053
Coherent, Inc. *	1,128	167,982
CommScope Holding Co., Inc. *	8,743	97,922
Corning, Inc.	35,993	1,066,473
Dolby Laboratories, Inc., Class A	2,936	188,873
EchoStar Corp., Class A *	2,200	85,800
F5 Networks, Inc. *	2,786	401,407
FLIR Systems, Inc.	6,249	322,198
Hewlett Packard Enterprise Co.	62,491	1,025,477
IPG Photonics Corp. *	1,651	221,696
Jabil, Inc.	6,917	254,684
Juniper Networks, Inc.	15,890	394,390
Keysight Technologies, Inc. *	8,732	881,146
Littelfuse, Inc.	1,116	195,936
Motorola Solutions, Inc.	7,669	1,275,508
National Instruments Corp.	6,033	249,706
NCR Corp. *	5,623	164,248
NetApp, Inc.	11,109	620,771
Pure Storage, Inc., Class A *	10,567	205,634
SYNNEX Corp.	1,928	227,003
Trimble, Inc. *	11,716	466,765
Ubiquiti, Inc. (a)	694	87,853
ViaSat, Inc. *	2,632	181,187
Western Digital Corp.	13,655	705,281
Xerox Holdings Corp.	8,501	288,439
Zebra Technologies Corp., Class A *	2,487	591,583
		14,423,302

Telecommunication Services 0.5%
CenturyLink, Inc.	50,695	655,993
GCI Liberty, Inc., Class A *	4,563	319,319
Sprint Corp. *	26,511	164,633
Telephone & Data Systems, Inc.	4,715	123,014
United States Cellular Corp. *	704	26,203
Zayo Group Holdings, Inc. *	10,562	360,587
		1,649,749

Transportation 1.9%
Alaska Air Group, Inc.	5,639	391,516
AMERCO	412	166,877
American Airlines Group, Inc.	18,575	558,365
C.H. Robinson Worldwide, Inc.	6,259	473,431
Copa Holdings S.A., Class A	1,470	149,558
Expeditors International of Washington, Inc.	7,965	580,967
Genesee & Wyoming, Inc., Class A *	2,594	288,012
JB Hunt Transport Services, Inc.	3,968	466,478
JetBlue Airways Corp. *	13,672	263,870
Kansas City Southern	4,672	657,724
Security	Number of Shares	Value ($)
Kirby Corp. *	2,763	218,719
Knight-Swift Transportation Holdings, Inc.	5,692	207,530
Landstar System, Inc.	1,839	208,083
Lyft, Inc., Class A *	1,514	62,740
Macquarie Infrastructure Corp.	3,445	148,617
Old Dominion Freight Line, Inc.	3,023	550,428
Ryder System, Inc.	2,388	116,128
Schneider National, Inc., Class B	2,604	59,553
United Airlines Holdings, Inc. *	10,958	995,425
XPO Logistics, Inc. *	4,251	324,776
		6,888,797

Utilities 7.0%
AES Corp.	30,912	527,050
Alliant Energy Corp.	11,017	587,647
Ameren Corp.	11,407	886,324
American Water Works Co., Inc.	8,406	1,036,208
Aqua America, Inc.	10,055	455,793
Atmos Energy Corp.	5,443	612,229
Avangrid, Inc.	2,641	132,182
CenterPoint Energy, Inc.	23,329	678,174
CMS Energy Corp.	13,191	843,169
Consolidated Edison, Inc.	15,501	1,429,502
DTE Energy Co.	8,510	1,083,493
Edison International	16,308	1,025,773
Entergy Corp.	9,256	1,124,419
Evergy, Inc.	10,919	697,833
Eversource Energy	15,088	1,263,469
FirstEnergy Corp.	24,751	1,195,968
Hawaiian Electric Industries, Inc.	5,011	226,247
IDACORP, Inc.	2,335	251,293
MDU Resources Group, Inc.	9,137	263,968
National Fuel Gas Co.	3,825	173,311
NiSource, Inc.	17,366	486,943
NRG Energy, Inc.	11,754	471,570
OGE Energy Corp.	9,316	401,147
PG&E Corp. *	24,604	151,807
Pinnacle West Capital Corp.	5,229	492,153
PPL Corp.	33,696	1,128,479
Public Service Enterprise Group, Inc.	23,514	1,488,671
Sempra Energy	12,790	1,848,283
UGI Corp.	9,671	461,016
Vistra Energy Corp.	19,653	531,220
WEC Energy Group, Inc.	14,680	1,385,792
Xcel Energy, Inc.	23,982	1,523,097
		24,864,230
Total Common Stock
(Cost $329,134,730)		355,281,165

Other Investment Companies 0.7% of net assets

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	4,200	237,510

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.75% (b)	1,576,417	1,576,417

76
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.75% (b)	543,270	543,270
Total Other Investment Companies
(Cost $2,354,574)		2,357,197

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/20/19	5	977,500	(3,585)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $508,482.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
77
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2019

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Effective March 31, 2019, Form N-PORT Part F has replaced Form N-Q. The fund’s Form N-Q and Form N-PORT Part F are available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 6.9%
AGL Energy Ltd.	249,147	3,401,009
Alumina Ltd.	912,535	1,424,568
AMP Ltd.	1,264,683	1,597,977
APA Group	452,316	3,633,116
Aristocrat Leisure Ltd.	216,483	4,720,418
ASX Ltd.	73,663	4,181,246
Aurizon Holdings Ltd.	743,126	3,023,213
AusNet Services	712,405	910,004
Australia & New Zealand Banking Group Ltd.	1,070,667	19,675,762
Bank of Queensland Ltd. (a)	155,105	968,019
Bendigo & Adelaide Bank Ltd.	181,580	1,332,634
BHP Group Ltd.	1,115,697	27,348,469
BlueScope Steel Ltd.	200,203	1,832,694
Boral Ltd.	444,663	1,543,833
Brambles Ltd.	613,001	5,067,709
Caltex Australia Ltd.	92,735	1,743,289
Challenger Ltd.	212,229	1,164,015
CIMIC Group Ltd.	36,940	841,822
Coca-Cola Amatil Ltd.	184,982	1,298,138
Cochlear Ltd.	22,040	3,215,415
Coles Group Ltd.	427,764	4,426,872
Commonwealth Bank of Australia	669,438	36,296,990
Computershare Ltd.	192,759	2,104,053
Crown Resorts Ltd.	141,542	1,215,931
CSL Ltd.	171,339	30,216,704
Dexus	416,183	3,432,040
Flight Centre Travel Group Ltd.	22,400	658,038
Fortescue Metals Group Ltd.	530,529	3,247,168
Goodman Group	618,231	6,138,576
Harvey Norman Holdings Ltd.	213,558	602,557
Incitec Pivot Ltd.	614,922	1,463,169
Insurance Australia Group Ltd.	863,601	4,731,731
James Hardie Industries plc	165,442	2,841,334
LendLease Group	208,939	2,700,684
Macquarie Group Ltd.	121,567	11,225,182
Magellan Financial Group Ltd.	49,837	1,652,990
Medibank Pvt Ltd.	1,060,373	2,471,435
Mirvac Group	1,492,030	3,306,156
National Australia Bank Ltd.	1,067,056	20,945,385
Newcrest Mining Ltd.	290,053	6,331,371
Oil Search Ltd.	518,821	2,560,530
Orica Ltd.	142,948	2,259,107
Origin Energy Ltd.	663,761	3,598,550
QBE Insurance Group Ltd.	499,561	4,346,372
Ramsay Health Care Ltd.	60,539	2,860,507
REA Group Ltd.	21,389	1,605,230
Rio Tinto Ltd.	142,302	8,898,568
Santos Ltd.	674,765	3,774,307
Scentre Group	2,008,296	5,306,210
SEEK Ltd.	122,454	1,916,409
Sonic Healthcare Ltd.	169,336	3,335,069
South32 Ltd.	1,883,677	3,296,303
Stockland	886,757	2,993,666
Suncorp Group Ltd.	486,548	4,517,353
Security	Number of Shares	Value ($)
Sydney Airport	412,686	2,499,410
Tabcorp Holdings Ltd.	752,613	2,493,892
Telstra Corp., Ltd.	1,579,952	3,805,226
The GPT Group	721,903	2,963,216
TPG Telecom Ltd.	149,223	672,574
Transurban Group	1,006,105	10,304,470
Treasury Wine Estates Ltd.	275,041	3,334,361
Vicinity Centres	1,203,306	2,214,952
Washington H Soul Pattinson & Co., Ltd.	46,995	702,492
Wesfarmers Ltd.	430,236	11,820,695
Westpac Banking Corp.	1,301,398	25,267,275
Woodside Petroleum Ltd.	354,351	7,853,645
Woolworths Group Ltd.	477,309	12,307,949
Worley Ltd.	123,727	1,161,330
		373,601,384

Austria 0.2%
ANDRITZ AG	28,400	1,277,041
Erste Group Bank AG *	113,695	4,021,147
OMV AG	56,357	3,294,720
Raiffeisen Bank International AG	56,738	1,397,984
Verbund AG	26,003	1,408,713
voestalpine AG	44,824	1,124,753
		12,524,358

Belgium 0.9%
Ageas	68,017	3,922,586
Anheuser-Busch InBev S.A./N.V.	288,086	23,253,549
Colruyt S.A.	20,894	1,161,425
Groupe Bruxelles Lambert S.A.	29,917	3,005,337
KBC Group N.V.	94,255	6,627,472
Proximus	57,207	1,758,015
Solvay S.A.	27,660	3,007,360
Telenet Group Holding N.V. *	18,167	892,563
UCB S.A.	48,372	3,898,726
Umicore S.A.	76,768	3,168,983
		50,696,016

Denmark 1.8%
AP Moeller - Maersk A/S, Series A	1,471	1,767,033
AP Moeller - Maersk A/S, Series B	2,420	3,086,956
Carlsberg A/S, Class B	40,284	5,672,960
Chr. Hansen Holding A/S	39,439	3,027,956
Coloplast A/S, Class B	44,811	5,395,062
Danske Bank A/S	250,345	3,577,562
Demant A/S *	41,624	1,099,506
DSV PANALPINA A/S	82,581	8,025,974
Genmab A/S *	24,385	5,327,990
H. Lundbeck A/S	25,941	886,419
ISS A/S	58,405	1,529,114
Novo Nordisk A/S, Class B	669,249	36,801,129
Novozymes A/S, B Shares	82,942	3,909,849
Orsted A/S	71,046	6,235,827
Pandora A/S	40,264	1,981,232

78
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Tryg A/S	49,078	1,371,781
Vestas Wind Systems A/S	71,012	5,785,191
		95,481,541

Finland 0.9%
Elisa Oyj	53,323	2,912,301
Fortum Oyj	169,993	4,154,224
Kone Oyj, Class B	127,870	8,142,224
Metso Oyj	39,488	1,494,889
Neste Oyj	160,728	5,807,498
Nokia Oyj	2,135,285	7,838,650
Nokian Renkaat Oyj	48,245	1,378,800
Orion Oyj, Class B	39,607	1,757,149
Sampo Oyj, A Shares	166,979	6,842,772
Stora Enso Oyj, R Shares	216,376	2,811,096
UPM-Kymmene Oyj	205,288	6,686,116
Wartsila Oyj Abp	169,241	1,787,989
		51,613,708

France 11.3%
Accor S.A.	68,539	2,948,108
Aeroports de Paris	11,188	2,127,837
Air Liquide S.A.	178,786	23,771,572
Airbus SE	220,573	31,643,014
Alstom S.A.	70,985	3,071,038
Amundi S.A.	23,050	1,647,320
ArcelorMittal	258,086	3,837,474
Arkema S.A.	25,992	2,659,967
Atos SE	37,062	2,876,256
AXA S.A.	732,293	19,384,685
BioMerieux	16,157	1,323,016
BNP Paribas S.A.	427,117	22,320,939
Bollore S.A.	355,615	1,540,656
Bollore S.A. New *	1,920	8,180
Bouygues S.A.	85,233	3,615,418
Bureau Veritas S.A.	110,282	2,819,531
Capgemini SE	59,709	6,731,003
Carrefour S.A.	224,313	3,819,052
Casino Guichard Perrachon S.A. (a)	19,672	1,061,246
CNP Assurances	67,687	1,343,536
Compagnie de Saint-Gobain	185,268	7,545,583
Compagnie Generale des Etablissements Michelin	64,653	7,871,968
Covivio	16,880	1,911,647
Credit Agricole S.A.	440,771	5,751,332
Danone S.A.	232,947	19,297,612
Dassault Aviation S.A.	935	1,298,856
Dassault Systemes SE	49,405	7,503,470
Edenred	90,786	4,785,125
Eiffage S.A.	30,552	3,281,472
Electricite de France S.A.	223,737	2,311,386
Engie S.A.	691,989	11,587,198
EssilorLuxottica S.A.	107,136	16,359,056
Eurazeo SE	14,796	1,032,442
Eurofins Scientific SE	4,390	2,225,704
Eutelsat Communications S.A.	66,475	1,261,025
Faurecia SE	28,566	1,333,122
Gecina S.A.	17,813	3,057,939
Getlink SE	168,128	2,816,291
Hermes International	11,888	8,563,549
ICADE	11,528	1,128,860
Iliad S.A.	9,951	1,031,276
Imerys S.A.	15,287	590,516
Ingenico Group S.A.	22,340	2,388,840
Ipsen S.A.	15,158	1,615,655
JCDecaux S.A.	26,452	723,079
Security	Number of Shares	Value ($)
Kering S.A.	28,666	16,310,848
Klepierre S.A.	75,290	2,806,452
L'Oreal S.A.	95,425	27,869,984
Legrand S.A.	101,246	7,909,741
LVMH Moet Hennessy Louis Vuitton SE	105,026	44,851,942
Natixis S.A.	351,840	1,616,466
Orange S.A.	756,384	12,173,615
Pernod-Ricard S.A.	80,263	14,827,232
Peugeot S.A.	223,600	5,662,919
Publicis Groupe S.A.	79,819	3,435,292
Remy Cointreau S.A.	8,794	1,176,837
Renault S.A.	72,081	3,680,378
Safran S.A.	123,494	19,560,200
Sanofi	426,921	39,356,593
Sartorius Stedim Biotech	10,428	1,562,233
Schneider Electric SE	207,665	19,300,460
SCOR SE	60,979	2,572,041
SEB S.A.	8,571	1,302,389
SES S.A.	140,810	2,729,588
Societe BIC S.A.	9,957	691,289
Societe Generale S.A.	293,216	8,338,741
Sodexo S.A.	33,736	3,709,899
STMicroelectronics N.V.	259,382	5,887,014
Suez	130,676	2,038,224
Teleperformance	21,888	4,966,024
Thales S.A.	40,343	3,943,916
TOTAL S.A.	906,552	47,927,766
UbiSoft Entertainment S.A. *	31,273	1,848,210
Unibail-Rodamco-Westfield	52,634	8,139,127
Valeo S.A.	91,522	3,408,342
Veolia Environnement S.A.	201,946	5,315,978
Vinci S.A.	193,107	21,665,877
Vivendi S.A.	344,499	9,593,469
Wendel S.A.	9,974	1,414,285
Worldline S.A. *	31,278	1,903,181
		615,319,403

Germany 8.2%
1&1 Drillisch AG	19,078	510,962
adidas AG	68,493	21,148,633
Allianz SE	160,325	39,154,979
Aroundtown S.A.	344,262	2,909,904
Axel Springer SE *	18,420	1,283,989
BASF SE	347,610	26,425,035
Bayer AG	352,192	27,321,705
Bayerische Motoren Werke AG	125,234	9,589,755
Beiersdorf AG	38,750	4,587,576
Brenntag AG	57,192	2,866,476
Carl Zeiss Meditec AG, Class B	15,110	1,647,052
Commerzbank AG	370,143	2,214,841
Continental AG	42,216	5,654,444
Covestro AG	65,704	3,155,232
Daimler AG	342,705	20,032,086
Delivery Hero SE *	42,696	2,003,411
Deutsche Bank AG	739,904	5,365,584
Deutsche Boerse AG	72,007	11,150,977
Deutsche Lufthansa AG	90,361	1,565,340
Deutsche Post AG	375,097	13,287,824
Deutsche Telekom AG	1,260,647	22,181,789
Deutsche Wohnen SE	136,269	5,137,670
E.ON SE	831,417	8,384,397
Evonik Industries AG	68,809	1,813,388
Fraport AG Frankfurt Airport Services Worldwide	15,675	1,310,158
Fresenius Medical Care AG & Co. KGaA	81,792	5,903,714

79
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Fresenius SE & Co. KGaA	156,850	8,258,977
GEA Group AG	58,433	1,786,318
Hannover Rueck SE	22,370	3,964,049
HeidelbergCement AG	57,086	4,232,243
Henkel AG & Co. KGaA	40,070	3,855,452
HOCHTIEF AG	9,822	1,227,189
Hugo Boss AG	23,589	994,571
Infineon Technologies AG	469,742	9,098,324
Innogy SE	52,976	2,639,818
KION Group AG	24,718	1,644,680
Knorr-Bremse AG	19,045	1,922,087
LANXESS AG	32,172	2,090,510
Merck KGaA	48,826	5,823,303
METRO AG	65,086	1,062,815
MTU Aero Engines AG	20,073	5,368,143
Muenchener Rueckversicherungs-Gesellschaft AG	54,582	15,165,040
Puma SE	31,659	2,381,610
QIAGEN N.V. *	85,692	2,577,533
RTL Group S.A.	13,511	686,535
RWE AG	207,921	6,336,281
SAP SE	371,644	49,243,367
Siemens AG	289,259	33,380,486
Siemens Healthineers AG	56,236	2,389,318
Symrise AG	48,383	4,649,936
Telefonica Deutschland Holding AG	333,962	1,059,671
ThyssenKrupp AG	148,752	2,121,290
Uniper SE	76,117	2,372,304
United Internet AG	46,746	1,411,185
Volkswagen AG	12,698	2,400,432
Vonovia SE	193,148	10,286,067
Wirecard AG	45,202	5,718,771
Zalando SE *	52,270	2,266,270
		445,021,496

Hong Kong 3.6%
AIA Group Ltd.	4,577,000	45,578,762
ASM Pacific Technology Ltd.	117,700	1,643,425
BeiGene Ltd. ADR *	13,642	1,887,234
BOC Hong Kong (Holdings) Ltd.	1,417,500	4,869,997
Budweiser Brewing Co. APAC Ltd. *	450,000	1,645,302
CK Asset Holdings Ltd.	973,525	6,773,503
CK Hutchison Holdings Ltd.	1,015,525	9,376,420
CK Infrastructure Holdings Ltd.	254,500	1,831,568
CLP Holdings Ltd.	621,080	6,450,175
Dairy Farm International Holdings Ltd.	131,200	791,136
Galaxy Entertainment Group Ltd.	819,000	5,639,335
Hang Lung Properties Ltd.	781,000	1,716,795
Hang Seng Bank Ltd.	288,036	6,009,897
Henderson Land Development Co., Ltd.	540,735	2,700,744
HK Electric Investments & HK Electric Investments Ltd.	972,500	970,521
HKT Trust & HKT Ltd.	1,450,000	2,255,706
Hong Kong & China Gas Co., Ltd.	3,852,260	7,476,853
Hong Kong Exchanges & Clearing Ltd.	460,765	14,354,687
Hongkong Land Holdings Ltd.	443,000	2,433,574
Hysan Development Co., Ltd.	236,000	930,134
Jardine Matheson Holdings Ltd.	85,000	4,845,936
Jardine Strategic Holdings Ltd.	82,341	2,658,941
Kerry Properties Ltd.	248,500	803,565
Link REIT	791,500	8,620,543
Security	Number of Shares	Value ($)
Melco Resorts & Entertainment Ltd. ADR	80,833	1,741,143
MGM China Holdings Ltd.	331,600	525,083
MTR Corp., Ltd.	593,091	3,400,654
New World Development Co., Ltd.	2,312,113	3,307,328
NWS Holdings Ltd.	603,000	897,432
PCCW Ltd.	1,551,000	921,162
Power Assets Holdings Ltd.	525,500	3,750,038
Sands China Ltd.	922,800	4,545,361
Shangri-La Asia Ltd.	474,000	486,519
Sino Land Co., Ltd.	1,123,765	1,679,879
SJM Holdings Ltd.	706,000	754,178
Sun Hung Kai Properties Ltd.	598,604	9,070,830
Swire Pacific Ltd., Class A	183,090	1,745,265
Swire Properties Ltd.	471,400	1,482,576
Techtronic Industries Co., Ltd.	519,000	4,055,989
The Bank of East Asia Ltd.	519,569	1,251,589
The Wharf Holdings Ltd.	459,100	1,041,814
Vitasoy International Holdings Ltd.	270,000	1,097,903
WH Group Ltd.	3,590,500	3,789,925
Wharf Real Estate Investment Co., Ltd.	455,100	2,676,772
Wheelock & Co., Ltd.	303,000	1,873,934
Wynn Macau Ltd.	580,800	1,260,383
Yue Yuen Industrial Holdings Ltd.	291,500	821,502
		194,442,012

Ireland 0.6%
AIB Group plc	300,432	962,326
Bank of Ireland Group plc	367,098	1,769,425
CRH plc	305,137	11,109,965
Flutter Entertainment plc	29,820	3,080,378
Kerry Group plc, Class A	60,089	7,264,669
Kingspan Group plc	58,473	3,029,885
Smurfit Kappa Group plc	85,986	2,871,719
		30,088,367

Israel 0.6%
Azrieli Group Ltd.	17,134	1,320,658
Bank Hapoalim B.M.	431,585	3,454,259
Bank Leumi Le-Israel B.M.	564,550	4,112,321
Check Point Software Technologies Ltd. *	45,983	5,168,949
CyberArk Software Ltd. *	14,356	1,458,282
Elbit Systems Ltd.	9,450	1,549,392
Israel Chemicals Ltd.	255,462	1,135,543
Israel Discount Bank Ltd., Class A	438,449	2,003,635
Mizrahi Tefahot Bank Ltd.	53,075	1,316,822
Nice Ltd. *	23,788	3,752,327
Teva Pharmaceutical Industries Ltd. ADR *	410,970	3,349,406
Wix.com Ltd. *	17,867	2,181,025
		30,802,619

Italy 2.3%
Assicurazioni Generali S.p.A.	416,749	8,450,621
Atlantia S.p.A.	189,592	4,684,045
CNH Industrial N.V.	392,807	4,276,745
Davide Campari-Milano S.p.A.	229,272	2,102,952
Enel S.p.A.	3,074,359	23,827,383
Eni S.p.A.	958,144	14,535,988
EXOR N.V.	41,832	3,207,009
Ferrari N.V.	46,019	7,370,262
Fiat Chrysler Automobiles N.V.	409,024	6,347,547
FinecoBank Banca Fineco S.p.A.	234,069	2,638,738

80
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Intesa Sanpaolo S.p.A.	5,603,757	14,042,029
Leonardo S.p.A.	150,576	1,749,333
Mediobanca Banca di Credito Finanziario S.p.A.	233,687	2,778,849
Moncler S.p.A.	68,505	2,643,522
Pirelli & C S.p.A.	144,810	837,130
Poste Italiane S.p.A	201,047	2,442,000
Prysmian S.p.A.	91,103	2,107,421
Recordati S.p.A.	39,491	1,659,573
Snam S.p.A.	777,714	3,992,708
Telecom Italia S.p.A. *	3,491,434	2,043,514
Telecom Italia S.p.A. - RSP	2,225,747	1,288,271
Tenaris S.A.	186,480	1,891,819
Terna - Rete Elettrica Nationale S.p.A.	522,154	3,451,125
UniCredit S.p.A.	758,759	9,626,399
		127,994,983

Japan 24.6%
ABC-Mart, Inc.	11,880	814,557
Acom Co., Ltd.	157,000	630,770
Advantest Corp.	75,000	3,413,135
Aeon Co., Ltd.	247,900	4,987,835
AEON Financial Service Co., Ltd.	42,400	646,193
Aeon Mall Co., Ltd.	39,800	636,761
AGC, Inc.	68,400	2,404,949
Air Water, Inc.	55,500	1,039,014
Aisin Seiki Co., Ltd.	60,400	2,410,552
Ajinomoto Co., Inc.	164,000	3,117,998
Alfresa Holdings Corp.	73,200	1,634,471
Alps Alpine Co., Ltd.	77,500	1,661,492
Amada Holdings Co., Ltd.	125,700	1,431,485
ANA Holdings, Inc.	43,300	1,486,855
Aozora Bank Ltd.	46,400	1,190,548
Asahi Group Holdings Ltd.	136,900	6,855,600
Asahi Intecc Co., Ltd.	73,600	2,025,133
Asahi Kasei Corp.	485,100	5,385,260
Astellas Pharma, Inc.	716,950	12,304,787
Bandai Namco Holdings, Inc.	75,800	4,660,878
Benesse Holdings, Inc.	25,800	690,660
Bridgestone Corp.	214,957	8,931,443
Brother Industries Ltd.	84,600	1,589,975
Calbee, Inc.	31,800	1,062,938
Canon, Inc.	376,095	10,319,938
Casio Computer Co., Ltd.	72,400	1,175,311
Central Japan Railway Co.	54,700	11,220,831
Chubu Electric Power Co., Inc.	242,400	3,636,543
Chugai Pharmaceutical Co., Ltd.	85,700	7,212,149
Coca-Cola Bottlers Japan Holdings, Inc.	47,200	1,071,631
Concordia Financial Group Ltd.	399,300	1,628,318
Credit Saison Co., Ltd.	56,400	816,713
CyberAgent, Inc.	38,100	1,238,310
Dai Nippon Printing Co., Ltd.	91,400	2,441,156
Dai-ichi Life Holdings, Inc.	406,700	6,628,968
Daicel Corp.	89,200	797,397
Daifuku Co., Ltd.	38,000	2,016,346
Daiichi Sankyo Co., Ltd.	214,500	14,104,187
Daikin Industries Ltd.	94,400	13,212,186
Daito Trust Construction Co., Ltd.	27,300	3,617,808
Daiwa House Industry Co., Ltd.	214,400	7,380,738
Daiwa House REIT Investment Corp.	715	2,081,939
Daiwa Securities Group, Inc.	579,400	2,604,288
Denso Corp.	165,600	7,688,794
Dentsu, Inc.	80,400	2,874,279
Disco Corp.	10,200	2,226,022
East Japan Railway Co.	114,860	10,427,104
Security	Number of Shares	Value ($)
Eisai Co., Ltd.	95,800	6,934,865
Electric Power Development Co., Ltd.	55,600	1,349,991
FamilyMart Co., Ltd.	97,100	2,408,682
Fanuc Corp.	73,600	14,517,546
Fast Retailing Co., Ltd.	22,100	13,628,887
Fuji Electric Co., Ltd.	49,000	1,557,299
FUJIFILM Holdings Corp.	138,511	6,080,939
Fujitsu Ltd.	74,200	6,576,273
Fukuoka Financial Group, Inc.	64,900	1,251,099
GMO Payment Gateway, Inc.	15,400	1,134,966
Hakuhodo DY Holdings, Inc.	87,600	1,307,229
Hamamatsu Photonics K.K.	52,300	2,030,769
Hankyu Hanshin Holdings, Inc.	84,900	3,397,442
Hikari Tsushin, Inc.	7,800	1,709,734
Hino Motors Ltd.	109,600	1,036,192
Hirose Electric Co., Ltd.	11,964	1,507,106
Hisamitsu Pharmaceutical Co., Inc.	20,200	940,093
Hitachi Chemical Co., Ltd.	40,000	1,316,792
Hitachi Construction Machinery Co., Ltd.	39,100	1,009,256
Hitachi High-Technologies Corp.	26,100	1,623,830
Hitachi Ltd.	366,215	13,668,037
Hitachi Metals Ltd.	82,000	1,029,125
Honda Motor Co., Ltd.	613,239	16,590,554
Hoshizaki Corp.	20,400	1,734,046
Hoya Corp.	144,407	12,762,288
Hulic Co., Ltd.	118,100	1,282,182
Idemitsu Kosan Co., Ltd.	72,603	2,134,185
IHI Corp.	56,500	1,392,337
Iida Group Holdings Co., Ltd.	57,000	949,455
Inpex Corp.	381,200	3,523,995
Isetan Mitsukoshi Holdings Ltd.	129,500	1,032,784
Isuzu Motors Ltd.	215,600	2,505,252
ITOCHU Corp.	506,900	10,598,204
Itochu Techno-Solutions Corp.	35,000	942,578
J. Front Retailing Co., Ltd.	91,900	1,168,590
Japan Airlines Co., Ltd.	43,400	1,352,435
Japan Airport Terminal Co., Ltd.	19,700	973,112
Japan Exchange Group, Inc.	198,000	3,268,684
Japan Post Bank Co., Ltd.	149,700	1,489,143
Japan Post Holdings Co., Ltd.	592,200	5,435,940
Japan Prime Realty Investment Corp.	299	1,436,994
Japan Real Estate Investment Corp.	503	3,433,380
Japan Retail Fund Investment Corp.	992	2,314,881
Japan Tobacco, Inc.	456,800	10,324,916
JFE Holdings, Inc.	186,600	2,333,925
JGC Holdings Corp.	85,800	1,240,963
JSR Corp.	73,000	1,370,482
JTEKT Corp.	79,900	1,019,075
JXTG Holdings, Inc.	1,228,200	5,740,900
Kajima Corp.	169,400	2,327,992
Kakaku.com, Inc.	51,300	1,191,179
Kamigumi Co., Ltd.	40,300	911,229
Kaneka Corp.	17,600	585,879
Kansai Paint Co., Ltd.	67,500	1,625,726
Kao Corp.	185,219	14,891,357
Kawasaki Heavy Industries Ltd.	53,500	1,283,910
KDDI Corp.	667,300	18,464,953
Keihan Holdings Co., Ltd.	36,800	1,737,581
Keikyu Corp.	86,500	1,721,836
Keio Corp.	39,400	2,437,419
Keisei Electric Railway Co., Ltd.	48,100	1,966,590
Keyence Corp.	34,400	21,750,997
Kikkoman Corp.	54,800	2,636,024
Kintetsu Group Holdings Co., Ltd.	65,400	3,564,687
Kirin Holdings Co., Ltd.	310,500	6,587,054
Kobayashi Pharmaceutical Co., Ltd.	18,700	1,495,252
Kobe Steel Ltd.	108,500	583,353

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Schwab International Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Koito Manufacturing Co., Ltd.	39,000	2,040,214
Komatsu Ltd.	347,209	8,129,867
Konami Holdings Corp.	36,200	1,589,136
Konica Minolta, Inc.	181,500	1,332,173
Kose Corp.	12,700	2,251,632
Kubota Corp.	396,800	6,302,475
Kuraray Co., Ltd.	121,500	1,445,523
Kurita Water Industries Ltd.	37,700	1,085,292
Kyocera Corp.	122,500	8,036,841
Kyowa Kirin Co., Ltd.	93,900	1,727,762
Kyushu Electric Power Co., Inc.	142,000	1,419,072
Kyushu Railway Co.	60,400	1,995,468
Lawson, Inc.	19,900	1,097,811
LINE Corp. *	23,900	879,207
Lion Corp.	86,700	1,814,410
LIXIL Group Corp.	105,800	1,967,659
M3, Inc.	165,800	3,973,125
Makita Corp.	83,000	2,791,361
Marubeni Corp.	604,300	4,253,110
Marui Group Co., Ltd.	70,900	1,576,132
Maruichi Steel Tube Ltd.	20,600	562,551
Mazda Motor Corp.	217,900	2,000,391
McDonald's Holdings Co., Ltd.	25,900	1,299,988
Mebuki Financial Group, Inc.	343,780	873,412
Medipal Holdings Corp.	67,100	1,533,069
MEIJI Holdings Co., Ltd.	43,900	3,164,216
Mercari, Inc. *	26,725	602,556
Minebea Mitsumi, Inc.	138,800	2,636,026
MISUMI Group, Inc.	105,700	2,657,165
Mitsubishi Chemical Holdings Corp.	494,500	3,768,694
Mitsubishi Corp.	507,900	12,918,134
Mitsubishi Electric Corp.	691,800	9,884,052
Mitsubishi Estate Co., Ltd.	450,902	8,754,427
Mitsubishi Gas Chemical Co., Inc.	66,000	931,056
Mitsubishi Heavy Industries Ltd.	119,700	4,844,180
Mitsubishi Materials Corp.	41,600	1,196,209
Mitsubishi Motors Corp.	249,600	1,139,624
Mitsubishi Tanabe Pharma Corp.	80,500	963,447
Mitsubishi UFJ Financial Group, Inc.	4,655,209	24,133,946
Mitsubishi UFJ Lease & Finance Co., Ltd.	144,700	888,311
Mitsui & Co., Ltd.	629,800	10,816,161
Mitsui Chemicals, Inc.	69,900	1,662,322
Mitsui Fudosan Co., Ltd.	340,677	8,715,482
Mitsui O.S.K. Lines Ltd.	43,500	1,184,875
Mizuho Financial Group, Inc.	9,128,434	14,171,670
MonotaRO Co., Ltd.	47,900	1,447,087
MS&AD Insurance Group Holdings, Inc.	178,362	5,759,526
Murata Manufacturing Co., Ltd.	217,800	11,858,808
Nabtesco Corp.	43,900	1,397,548
Nagoya Railroad Co., Ltd.	70,900	2,253,759
NEC Corp.	94,200	3,733,202
Nexon Co., Ltd. *	189,300	2,193,655
NGK Insulators Ltd.	99,300	1,525,522
NGK Spark Plug Co., Ltd.	60,500	1,226,565
NH Foods Ltd.	31,400	1,319,298
Nidec Corp.	84,800	12,484,747
Nikon Corp.	119,900	1,528,761
Nintendo Co., Ltd.	42,239	15,492,731
Nippon Building Fund, Inc.	505	3,831,236
Nippon Electric Glass Co., Ltd.	29,800	671,291
Nippon Express Co., Ltd.	29,600	1,688,845
Nippon Paint Holdings Co., Ltd.	56,100	3,055,233
Nippon Prologis REIT, Inc.	770	2,150,828
Nippon Steel Corp.	305,541	4,459,531
Nippon Telegraph & Telephone Corp.	243,856	12,105,718
Nippon Yusen K.K.	58,300	1,047,364
Security	Number of Shares	Value ($)
Nissan Chemical Corp.	48,600	1,995,412
Nissan Motor Co., Ltd.	878,196	5,541,926
Nisshin Seifun Group, Inc.	72,700	1,441,219
Nissin Foods Holdings Co., Ltd.	23,800	1,797,765
Nitori Holdings Co., Ltd.	30,300	4,611,995
Nitto Denko Corp.	59,900	3,314,010
Nomura Holdings, Inc.	1,246,900	5,667,138
Nomura Real Estate Holdings, Inc.	47,800	1,132,830
Nomura Real Estate Master Fund, Inc.	1,601	3,060,405
Nomura Research Institute Ltd.	127,400	2,704,792
NSK Ltd.	135,100	1,256,215
NTT Data Corp.	245,600	3,224,934
NTT DOCOMO, Inc.	503,200	13,795,277
Obayashi Corp.	239,400	2,463,758
Obic Co., Ltd.	24,900	3,117,610
Odakyu Electric Railway Co., Ltd.	111,200	2,706,850
Oji Holdings Corp.	330,200	1,707,213
Olympus Corp.	437,300	5,950,070
Omron Corp.	73,300	4,288,180
Ono Pharmaceutical Co., Ltd.	148,200	2,791,622
Oracle Corp., Japan	14,800	1,300,863
Oriental Land Co., Ltd.	75,800	11,112,351
ORIX Corp.	503,200	7,907,733
Osaka Gas Co., Ltd.	138,700	2,712,234
Otsuka Corp.	39,500	1,592,559
Otsuka Holdings Co., Ltd.	146,900	6,124,294
Pan Pacific International Holdings Corp.	168,400	2,650,842
Panasonic Corp.	831,712	6,990,023
Park24 Co., Ltd.	44,500	1,050,932
PeptiDream, Inc. *	35,400	1,776,856
Persol Holdings Co., Ltd.	67,500	1,296,541
Pigeon Corp.	43,500	2,123,597
Pola Orbis Holdings, Inc.	34,100	769,494
Rakuten, Inc.	329,920	3,145,267
Recruit Holdings Co., Ltd.	512,800	17,042,416
Renesas Electronics Corp. *	303,000	2,051,211
Resona Holdings, Inc.	790,600	3,437,973
Ricoh Co., Ltd.	250,100	2,227,294
Rinnai Corp.	12,200	896,741
Rohm Co., Ltd.	35,200	2,788,853
Ryohin Keikaku Co., Ltd.	94,100	2,094,879
Sankyo Co., Ltd.	16,700	584,461
Santen Pharmaceutical Co., Ltd.	139,200	2,465,696
SBI Holdings, Inc.	90,490	1,968,006
Secom Co., Ltd.	79,300	7,348,210
Sega Sammy Holdings, Inc.	67,800	954,156
Seibu Holdings, Inc.	76,700	1,353,755
Seiko Epson Corp.	104,500	1,477,739
Sekisui Chemical Co., Ltd.	136,200	2,374,747
Sekisui House Ltd.	235,900	5,087,037
Seven & i Holdings Co., Ltd.	286,103	10,809,055
Seven Bank Ltd.	211,400	612,883
SG Holdings Co., Ltd.	53,200	1,317,437
Sharp Corp.	83,400	956,695
Shimadzu Corp.	82,700	2,208,594
Shimamura Co., Ltd.	9,000	762,328
Shimano, Inc.	27,900	4,643,972
Shimizu Corp.	227,600	2,121,688
Shin-Etsu Chemical Co., Ltd.	137,460	15,326,955
Shinsei Bank Ltd.	73,700	1,148,964
Shionogi & Co., Ltd.	102,200	6,134,338
Shiseido Co., Ltd.	151,500	12,490,854
Showa Denko K.K.	50,000	1,402,847
SMC Corp.	21,500	9,288,878
Softbank Corp.	631,200	8,658,365
SoftBank Group Corp.	624,400	24,018,423

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Schwab International Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Sohgo Security Services Co., Ltd.	27,300	1,482,876
Sompo Holdings, Inc.	129,600	5,094,068
Sony Corp.	482,300	29,357,188
Sony Financial Holdings, Inc.	59,500	1,280,049
Stanley Electric Co., Ltd.	52,400	1,450,078
Subaru Corp.	236,200	6,768,904
Sumco Corp.	91,200	1,514,911
Sumitomo Chemical Co., Ltd.	563,500	2,577,662
Sumitomo Corp.	447,500	7,268,470
Sumitomo Dainippon Pharma Co., Ltd.	59,800	1,043,699
Sumitomo Electric Industries Ltd.	284,700	3,904,306
Sumitomo Heavy Industries Ltd.	42,000	1,304,605
Sumitomo Metal Mining Co., Ltd.	88,400	2,956,951
Sumitomo Mitsui Financial Group, Inc.	502,946	17,856,176
Sumitomo Mitsui Trust Holdings, Inc.	125,300	4,566,609
Sumitomo Realty & Development Co., Ltd.	125,800	4,566,318
Sumitomo Rubber Industries Ltd.	68,100	902,581
Sundrug Co., Ltd.	28,400	939,776
Suntory Beverage & Food Ltd.	53,900	2,304,269
Suzuken Co., Ltd.	27,300	1,457,653
Suzuki Motor Corp.	138,900	6,558,041
Sysmex Corp.	64,800	4,228,073
T&D Holdings, Inc.	205,000	2,283,235
Taiheiyo Cement Corp.	46,900	1,326,753
Taisei Corp.	76,000	2,996,940
Taisho Pharmaceutical Holdings Co., Ltd.	13,900	989,325
Taiyo Nippon Sanso Corp.	49,800	1,165,803
Takeda Pharmaceutical Co., Ltd.	561,090	20,273,895
TDK Corp.	49,000	4,835,014
Teijin Ltd.	65,600	1,314,515
Terumo Corp.	246,900	8,058,008
The Bank of Kyoto Ltd.	18,800	744,114
The Chiba Bank Ltd.	209,100	1,136,531
The Chugoku Electric Power Co., Inc.	107,000	1,425,428
The Kansai Electric Power Co., Inc.	267,200	3,117,189
The Shizuoka Bank Ltd.	169,800	1,290,272
The Yokohama Rubber Co., Ltd.	43,000	960,415
THK Co., Ltd.	44,300	1,273,859
Tobu Railway Co., Ltd.	72,500	2,419,318
Toho Co., Ltd.	42,300	1,708,305
Toho Gas Co., Ltd.	30,300	1,180,141
Tohoku Electric Power Co., Inc.	165,700	1,703,028
Tokio Marine Holdings, Inc.	241,799	13,073,005
Tokyo Century Corp.	15,400	711,107
Tokyo Electric Power Co. Holdings, Inc. *	580,290	2,687,405
Tokyo Electron Ltd.	59,400	12,034,356
Tokyo Gas Co., Ltd.	146,440	3,574,750
Tokyu Corp.	188,600	3,567,106
Tokyu Fudosan Holdings Corp.	230,200	1,526,893
Toppan Printing Co., Ltd.	106,600	1,971,601
Toray Industries, Inc.	521,200	3,683,393
Toshiba Corp.	197,417	6,750,904
Tosoh Corp.	98,500	1,348,711
TOTO Ltd.	52,700	2,151,520
Toyo Seikan Group Holdings Ltd.	51,900	820,195
Toyo Suisan Kaisha Ltd.	33,600	1,414,726
Toyoda Gosei Co., Ltd.	23,300	545,097
Toyota Industries Corp.	55,400	3,324,137
Toyota Motor Corp.	863,503	59,910,600
Toyota Tsusho Corp.	80,000	2,759,882
Trend Micro, Inc.	48,200	2,432,859
Tsuruha Holdings, Inc.	14,100	1,586,088
Security	Number of Shares	Value ($)
Unicharm Corp.	152,800	5,178,525
United Urban Investment Corp.	1,092	2,203,033
USS Co., Ltd.	82,300	1,594,001
Welcia Holdings Co., Ltd.	17,800	1,022,792
West Japan Railway Co.	61,400	5,335,066
Yakult Honsha Co., Ltd.	44,900	2,573,206
Yamada Denki Co., Ltd.	237,600	1,148,435
Yamaha Corp.	54,800	2,551,995
Yamaha Motor Co., Ltd.	105,300	2,061,029
Yamato Holdings Co., Ltd.	116,800	1,959,041
Yamazaki Baking Co., Ltd.	46,700	796,174
Yaskawa Electric Corp.	89,200	3,392,965
Yokogawa Electric Corp.	84,100	1,540,957
Z Holdings Corp.	1,002,900	3,087,645
ZOZO, Inc. (a)	76,200	1,774,922
		1,336,663,913

Netherlands 3.9%
ABN AMRO Group N.V. CVA	162,301	3,025,300
Adyen N.V. *	3,966	2,792,124
Aegon N.V.	686,899	2,979,997
AerCap Holdings N.V. *	46,704	2,703,228
Akzo Nobel N.V.	86,088	7,936,744
ASML Holding N.V.	161,035	42,209,576
Coca-Cola European Partners plc	88,182	4,718,619
Heineken Holding N.V.	44,454	4,241,599
Heineken N.V.	97,477	9,954,298
ING Groep N.V.	1,480,604	16,765,599
Koninklijke Ahold Delhaize N.V.	449,413	11,199,396
Koninklijke DSM N.V.	68,894	8,176,887
Koninklijke KPN N.V.	1,378,876	4,280,538
Koninklijke Philips N.V.	349,861	15,349,826
Koninklijke Vopak N.V.	26,427	1,451,785
NN Group N.V.	116,171	4,432,724
NXP Semiconductors N.V.	108,049	12,283,010
Prosus N.V. *	184,358	12,713,139
Randstad N.V.	44,005	2,442,139
Unilever N.V.	551,641	32,605,664
Wolters Kluwer N.V.	105,433	7,765,456
		210,027,648

New Zealand 0.2%
a2 Milk Co., Ltd. *	283,997	2,357,844
Auckland International Airport Ltd.	373,767	2,227,585
Fisher & Paykel Healthcare Corp., Ltd.	213,767	2,621,894
Fletcher Building Ltd.	330,886	972,188
Meridian Energy Ltd.	473,317	1,395,191
Ryman Healthcare Ltd.	154,764	1,279,116
Spark New Zealand Ltd.	723,131	2,074,420
		12,928,238

Norway 0.6%
Aker BP A.S.A.	41,407	1,148,521
DNB A.S.A.	369,552	6,728,536
Equinor A.S.A.	383,682	7,123,317
Gjensidige Forsikring A.S.A.	75,317	1,408,061
Mowi A.S.A.	163,847	3,999,825
Norsk Hydro A.S.A.	516,771	1,826,041
Orkla A.S.A.	284,975	2,739,132
Schibsted A.S.A., B Shares	37,970	1,059,399
Telenor A.S.A.	279,400	5,229,180
Yara International A.S.A.	65,698	2,559,345
		33,821,357

83
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP - Energias de Portugal S.A.	963,483	3,968,807
Galp Energia, SGPS, S.A.	186,453	2,982,273
Jeronimo Martins, SGPS, S.A.	95,568	1,605,891
		8,556,971

Singapore 1.3%
Ascendas Real Estate Investment Trust	953,900	2,221,681
CapitaLand Commercial Trust	981,200	1,477,671
CapitaLand Ltd.	951,100	2,513,968
CapitaLand Mall Trust	949,300	1,771,245
City Developments Ltd.	168,300	1,332,800
ComfortDelGro Corp., Ltd.	815,800	1,377,626
DBS Group Holdings Ltd.	675,346	12,872,682
Genting Singapore Ltd.	2,308,100	1,592,388
Golden Agri-Resources Ltd.	2,252,500	338,103
Jardine Cycle & Carriage Ltd.	35,600	855,900
Keppel Corp., Ltd.	554,000	2,789,603
Oversea-Chinese Banking Corp., Ltd.	1,232,487	9,908,219
SATS Ltd.	251,300	931,938
Sembcorp Industries Ltd.	439,900	738,544
Singapore Airlines Ltd.	199,700	1,380,279
Singapore Exchange Ltd.	310,100	2,035,974
Singapore Press Holdings Ltd.	617,400	1,004,753
Singapore Technologies Engineering Ltd.	587,200	1,720,111
Singapore Telecommunications Ltd.	3,066,537	7,425,785
Suntec Real Estate Investment Trust	759,700	1,037,832
United Overseas Bank Ltd.	480,633	9,462,431
UOL Group Ltd.	186,667	1,068,833
Venture Corp., Ltd.	105,200	1,220,280
Wilmar International Ltd.	722,900	1,987,597
Yangzijiang Shipbuilding Holdings Ltd.	842,600	589,894
		69,656,137

Spain 2.8%
ACS Actividades de Construccion y Servicios S.A.	99,634	4,042,961
Aena SME S.A.	25,463	4,674,040
Amadeus IT Group S.A.	165,764	12,262,931
Banco Bilbao Vizcaya Argentaria S.A.	2,509,168	13,215,355
Banco De Sabadell S.A.	2,111,732	2,321,278
Banco Santander S.A.	6,359,506	25,535,308
Bankia S.A.	479,606	915,002
Bankinter S.A.	258,237	1,788,522
CaixaBank S.A.	1,359,406	3,898,229
Cellnex Telecom S.A. *	73,030	3,151,159
Cellnex Telecom S.A., Interim Shares *(b)	21,195	914,539
Enagas S.A.	89,296	2,209,593
Endesa S.A.	121,436	3,307,290
Ferrovial S.A.	180,853	5,335,740
Grifols S.A.	116,504	3,758,483
Iberdrola S.A.	2,268,409	23,316,961
Industria de Diseno Textil S.A.	413,185	12,875,180
Mapfre S.A.	412,392	1,150,984
Naturgy Energy Group S.A.	113,127	3,082,153
Red Electrica Corp. S.A.	163,853	3,293,039
Repsol S.A.	547,079	9,015,697
Security	Number of Shares	Value ($)
Siemens Gamesa Renewable Energy S.A.	90,348	1,243,808
Telefonica S.A.	1,771,160	13,601,231
		154,909,483

Sweden 2.6%
Alfa Laval AB	117,311	2,715,194
Assa Abloy AB, Class B	381,369	9,056,890
Atlas Copco AB, A Shares	253,418	8,944,770
Atlas Copco AB, B Shares	146,046	4,531,561
Boliden AB	102,447	2,762,736
Electrolux AB, B Shares	85,983	2,260,608
Epiroc AB, Class A	259,199	2,920,460
Epiroc AB, Class B	144,732	1,576,335
Essity AB, Class B	227,723	7,114,230
Hennes & Mauritz AB, B Shares	302,542	6,341,129
Hexagon AB, B Shares	97,964	5,015,551
Husqvarna AB, B Shares	154,895	1,186,636
ICA Gruppen AB	34,351	1,520,091
Industrivarden AB, C Shares	63,794	1,382,202
Investor AB, B Shares	171,468	8,797,069
Kinnevik AB, Class B	91,959	2,516,697
LE Lundbergfortagen AB, B Shares	28,402	1,070,466
Lundin Petroleum AB	70,819	2,345,388
Millicom International Cellular S.A. SDR	25,286	1,152,741
Nordea Bank Abp (c)	16,453	120,417
Nordea Bank Abp (c)	1,205,640	8,824,482
Sandvik AB	427,121	7,546,084
Securitas AB, B Shares	124,443	1,992,597
Skandinaviska Enskilda Banken AB, A Shares	623,515	5,980,340
Skanska AB, B Shares	129,748	2,764,519
SKF AB, B Shares	148,084	2,681,231
Svenska Handelsbanken AB, A Shares	576,698	5,787,628
Swedbank AB, A Shares	339,543	4,758,113
Swedish Match AB	63,050	2,961,985
Tele2 AB, B Shares	192,610	2,757,242
Telefonaktiebolaget LM Ericsson, B Shares	1,167,355	10,201,262
Telia Co. AB	1,056,619	4,647,970
Volvo AB, B Shares	561,037	8,407,568
		142,642,192

Switzerland 9.2%
ABB Ltd.	701,934	14,740,602
Adecco Group AG	60,342	3,587,100
Alcon, Inc. *	157,690	9,325,490
Baloise Holding AG	18,611	3,442,168
Barry Callebaut AG	830	1,754,038
Chocoladefabriken Lindt & Spruengli AG	39	3,194,323
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	403	2,994,415
Cie Financiere Richemont S.A.	197,923	15,553,017
Clariant AG *	76,271	1,564,512
Credit Suisse Group AG *	960,853	11,893,307
Dufry AG *	16,489	1,434,142
EMS-Chemie Holding AG	3,217	2,015,446
Geberit AG	14,149	7,188,965
Givaudan S.A.	3,502	10,288,645
Julius Baer Group Ltd. *	83,555	3,700,116
Kuehne & Nagel International AG	20,383	3,293,019
LafargeHolcim Ltd. *	184,401	9,518,497

84
Schwab Equity Index Funds  |  Annual Report
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Schwab International Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Lonza Group AG *	28,007	10,094,631
Nestle S.A.	1,160,625	124,165,185
Novartis AG	812,898	71,027,123
Pargesa Holding S.A.	14,867	1,175,216
Partners Group Holding AG	7,048	5,507,739
Roche Holding AG	265,904	80,025,351
Schindler Holding AG	7,502	1,776,576
Schindler Holding AG - Participation Certificates	15,573	3,815,328
SGS S.A.	2,012	5,247,505
Sika AG	48,068	8,263,202
Sonova Holding AG	20,967	4,811,472
Straumann Holding AG	3,958	3,536,401
Swiss Life Holding AG	12,833	6,426,981
Swiss Prime Site AG *	28,440	2,931,363
Swiss Re AG	115,266	12,090,103
Swisscom AG	9,755	4,989,627
Temenos AG *	24,488	3,503,521
The Swatch Group AG	20,575	1,104,597
The Swatch Group AG - Bearer Shares	11,005	3,051,445
UBS Group AG *	1,464,961	17,338,047
Vifor Pharma AG	16,966	2,671,793
Zurich Insurance Group AG	57,412	22,488,283
		501,529,291

United Kingdom 16.1%
3i Group plc	373,611	5,459,532
Admiral Group plc	72,995	1,910,408
Anglo American plc	398,471	10,255,485
Antofagasta plc	147,159	1,657,409
Ashtead Group plc	175,313	5,337,547
Associated British Foods plc	138,046	3,984,666
AstraZeneca plc	495,825	48,351,474
Auto Trader Group plc	346,045	2,521,384
Aviva plc	1,476,249	7,957,049
BAE Systems plc	1,206,050	9,008,845
Barclays plc	6,486,790	14,070,313
Barratt Developments plc	376,420	3,078,289
BHP Group plc	797,866	16,923,171
BP plc	7,704,296	48,855,723
British American Tobacco plc	871,028	30,464,955
BT Group plc	3,224,037	8,556,132
Bunzl plc	128,907	3,353,482
Burberry Group plc	156,290	4,144,336
Carnival plc	62,407	2,497,327
Centrica plc	2,166,866	2,039,166
Coca-Cola HBC AG *	75,063	2,285,569
Compass Group plc	600,212	15,980,099
Croda International plc	48,103	3,001,227
DCC plc	37,981	3,561,837
Diageo plc	899,070	36,799,813
Direct Line Insurance Group plc	543,098	1,914,828
easyJet plc	62,548	1,003,395
Evraz plc	184,834	882,019
Experian plc	345,184	10,880,649
Ferguson plc	88,467	7,554,491
Fresnillo plc	85,522	790,119
G4S plc	588,643	1,578,705
GlaxoSmithKline plc	1,892,006	43,336,275
Glencore plc *	4,132,925	12,474,732
GVC Holdings plc	219,459	2,531,842
Halma plc	147,560	3,580,606
Hargreaves Lansdown plc	105,092	2,413,256
HSBC Holdings plc	7,660,241	57,873,949
Imperial Brands plc	363,067	7,964,043
Informa plc	481,955	4,844,251
Security	Number of Shares	Value ($)
InterContinental Hotels Group plc	66,951	4,051,520
Intertek Group plc	61,684	4,276,910
Investec plc	260,850	1,478,877
ITV plc	1,343,280	2,330,274
J. Sainsbury plc	664,952	1,752,331
John Wood Group plc	258,202	1,133,666
Johnson Matthey plc	73,080	2,903,241
Kingfisher plc	773,561	2,075,160
Land Securities Group plc	265,560	3,234,658
Legal & General Group plc	2,257,519	7,716,964
Lloyds Banking Group plc	26,964,485	19,835,239
London Stock Exchange Group plc	119,230	10,744,868
M&G plc *	964,602	2,671,425
Marks & Spencer Group plc	732,484	1,725,578
Meggitt plc	293,141	2,371,900
Melrose Industries plc	1,849,088	5,110,300
Merlin Entertainments plc	273,561	1,611,673
Micro Focus International plc	126,459	1,735,676
Mondi plc	183,566	3,806,039
National Grid plc	1,299,930	15,199,148
Next plc	52,398	4,468,836
NMC Health plc	38,499	1,091,318
Ocado Group plc *	170,503	2,938,836
Pearson plc	295,248	2,607,510
Persimmon plc	120,443	3,552,620
Prudential plc	964,602	16,848,545
Reckitt Benckiser Group plc	268,592	20,784,083
RELX plc	737,172	17,747,678
Rentokil Initial plc	698,302	4,109,642
Rio Tinto plc	428,305	22,298,332
Rolls-Royce Holdings plc *	646,003	5,944,357
Royal Bank of Scotland Group plc	1,854,094	5,125,158
Royal Dutch Shell plc, A Shares	1,647,039	47,744,501
Royal Dutch Shell plc, B Shares	1,418,805	40,861,248
RSA Insurance Group plc	380,881	2,576,771
Schroders plc	45,614	1,828,638
Segro plc	411,238	4,498,658
Severn Trent plc	88,374	2,581,418
Smith & Nephew plc	328,615	7,054,184
Smiths Group plc	150,224	3,140,227
Spirax-Sarco Engineering plc	28,199	2,893,887
SSE plc	387,064	6,439,214
St. James's Place plc	202,239	2,727,812
Standard Chartered plc	1,049,698	9,524,886
Standard Life Aberdeen plc	926,946	3,644,439
Taylor Wimpey plc	1,255,288	2,692,219
Tesco plc	3,684,543	11,247,260
The Berkeley Group Holdings plc	46,172	2,631,777
The British Land Co., plc	338,078	2,718,192
The Sage Group plc	411,522	3,835,425
The Weir Group plc	101,001	1,764,187
TUI AG	165,147	2,160,497
Unilever plc	419,199	25,101,192
United Utilities Group plc	262,699	2,966,296
Vodafone Group plc	10,087,787	20,586,342
Whitbread plc	51,891	2,731,367
WM Morrison Supermarkets plc	933,410	2,411,328
WPP plc	474,949	5,927,154
		877,249,879
Total Common Stock
(Cost $4,441,053,703)		5,375,570,996

85
Schwab Equity Index Funds  |  Annual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of October 31, 2019 (continued)

Security	Number of Shares	Value ($)
Preferred Stock 0.5% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	22,418	1,379,898
Fuchs Petrolub SE	26,831	1,143,113
Henkel AG & Co. KGaA	67,322	6,992,918
Porsche Automobil Holding SE	59,355	4,370,345
Sartorius AG	13,916	2,704,184
Volkswagen AG	70,234	13,351,850
		29,942,308

United Kingdom 0.0%
Rolls-Royce Holdings plc *(b)	29,716,138	38,493
Total Preferred Stock
(Cost $26,636,648)		29,980,801

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.75% (d)	3,797,238	3,797,238
Total Other Investment Company
(Cost $3,797,238)		3,797,238
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Brown Brothers Harriman
Australian Dollar
0.35%, 11/01/19 (e)	374,293	258,019
Danish Krone
(0.95%), 11/01/19 (e)	44,569	6,653
Hong Kong Dollar
2.30%, 11/01/19 (e)	898,050	114,606
New Zealand Dollar
0.50%, 11/01/19 (e)	31,502	20,198
Norwegian Krone
0.60%, 11/01/19 (e)	838,201	91,147
Singapore Dollar
0.55%, 11/01/19 (e)	24,389	17,927
Swedish Krona
(0.37%), 11/01/19 (e)	2,257,748	233,825
Swiss Franc
(1.57%), 11/01/19 (e)	13,359	13,542
Citibank
Euro
(0.67%), 11/01/19 (e)	133,553	148,952
Pound Sterling
0.38%, 11/01/19 (e)	85,436	110,670
U.S. Dollar
1.18%, 11/01/19 (e)	5,060,196	5,060,196
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.27%), 11/01/19 (e)	6,837,469	63,316
Total Short-Term Investments
(Cost $6,139,051)		6,139,051

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/20/19	376	36,795,360	845,450
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,604,867.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

86
Schwab Equity Index Funds  |  Annual Report
See financial notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Investments and Shareholders of Schwab 1000 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the condensed portfolio holdings, of Schwab 1000 Index Fund (one of the funds constituting Schwab Investments, hereafter referred to as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (included in Item 1 of this Form N-CSR) and the portfolio holdings (included in Item 6 of this Form N-CSR) as of October 31, 2019 (hereafter collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

December 16, 2019

We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004 T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)    (1)       Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b) A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission. Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	December 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	December 16, 2019

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	December 16, 2019